UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

(Address of principal executive offices) (Zip code)

David F. Connor, Esq.

100 Independence, 610 Market Street

Philadelphia, PA 19106-2354

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report SEPTEMBER 30, 2021

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R6*	Class R	Class Y
IVY FUNDS

Delaware Ivy Asset Strategy Fund(1)	WASAX	WASBX	WASCX	IASEX	IVAEX	IASTX	IASRX	WASYX

Delaware Ivy Balanced Fund(2)	IBNAX	IBNBX	IBNCX		IYBIX	IBARX	IYBFX	IBNYX

Delaware Ivy Energy Fund(3)	IEYAX	IEYBX	IEYCX		IVEIX	IENRX	IYEFX	IEYYX

Delaware Ivy LaSalle Global Real Estate Fund(4)	IREAX	IREBX	IRECX		IRESX	IRENX	IRERX	IREYX

Delaware Ivy Natural Resources Fund(5)	IGNAX	IGNBX	IGNCX	IGNEX	IGNIX	INRSX	IGNRX	IGNYX

Delaware Ivy Science and Technology Fund(6)	WSTAX	WSTBX	WSTCX	ISTEX	ISTIX	ISTNX	WSTRX	WSTYX

Delaware Ivy Securian Real Estate Securities Fund(7)	IRSAX	IRSBX	IRSCX	IREEX	IREIX	IRSEX	IRSRX	IRSYX

*	Effective July 1, 2021, references to Class N are replaced with Class R6 for each applicable Fund.

(1)	Effective July 1, 2021, the name of Ivy Asset Strategy Fund changed to Delaware Ivy Asset Strategy Fund.

(2)	Effective July 1, 2021, the name of Ivy Balanced Fund changed to Delaware Ivy Balanced Fund.

(3)	Effective July 1, 2021, the name of Ivy Energy Fund changed to Delaware Ivy Energy Fund.

(4)	Effective July 1, 2021, the name of Ivy LaSalle Global Real Estate Fund changed to Delaware Ivy LaSalle Global Real Estate Fund.

(5)	Effective July 1, 2021, the name of Ivy Natural Resources Fund changed to Delaware Ivy Natural Resources Fund.

(6)	Effective July 1, 2021, the name of Ivy Science and Technology Fund changed to Delaware Ivy Science and Technology Fund.

(7)	Effective July 1, 2021, the name of Ivy Securian Real Estate Securities Fund changed to Delaware Ivy Securian Real Estate Securities Fund.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus and the summary prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY FUNDS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/ivy.

To view your shareholder statement online, go to www.ivyinvestments.com, log in to your account, and select “Statements,” or to view a mutual fund fee and expense calculator, visit https://tools.finra.org/fund_analyzer/.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Asset Strategy Fund(a)
Class A	$1,000	$1,056.60	$5.55	$1,000	$1,019.64	$5.45	1.09%
Class B**	$1,000	$1,050.50	$10.97	$1,000	$1,014.34	$10.78	2.14%
Class C	$1,000	$1,052.50	$9.65	$1,000	$1,015.67	$9.47	1.88%
Class E	$1,000	$1,057.60	$4.84	$1,000	$1,020.38	$4.75	0.97%
Class I	$1,000	$1,057.70	$4.42	$1,000	$1,020.79	$4.34	0.85%
Class R	$1,000	$1,054.50	$7.40	$1,000	$1,017.83	$7.26	1.44%
Class R6^	$1,000	$1,058.70	$3.60	$1,000	$1,021.53	$3.54	0.71%
Class Y	$1,000	$1,056.50	$5.55	$1,000	$1,019.64	$5.45	1.09%

See footnotes on page 5.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Balanced Fund(b)
Class A	$1,000	$1,046.50	$5.32	$1,000	$1,019.86	$5.25	1.04%
Class B**	$1,000	$1,041.40	$10.21	$1,000	$1,015.10	$10.08	1.99%
Class C	$1,000	$1,042.20	$9.29	$1,000	$1,015.99	$9.17	1.81%
Class I	$1,000	$1,047.40	$4.30	$1,000	$1,020.83	$4.24	0.84%
Class R	$1,000	$1,044.10	$7.36	$1,000	$1,017.88	$7.26	1.43%
Class R6^	$1,000	$1,047.90	$3.58	$1,000	$1,021.57	$3.54	0.70%
Class Y	$1,000	$1,046.50	$5.32	$1,000	$1,019.86	$5.25	1.04%
Delaware Ivy Energy Fund(c)
Class A	$1,000	$1,085.80	$6.99	$1,000	$1,018.32	$6.76	1.35%
Class B**	$1,000	$1,083.00	$11.56	$1,000	$1,013.97	$11.18	2.22%
Class C	$1,000	$1,081.00	$10.93	$1,000	$1,014.61	$10.58	2.09%
Class I	$1,000	$1,088.40	$5.12	$1,000	$1,020.12	$4.95	0.99%
Class R	$1,000	$1,085.20	$9.07	$1,000	$1,016.40	$8.77	1.73%
Class R6^	$1,000	$1,087.80	$5.12	$1,000	$1,020.12	$4.95	0.99%
Class Y	$1,000	$1,086.00	$6.99	$1,000	$1,018.32	$6.76	1.35%
Delaware Ivy LaSalle Global Real Estate Fund(d)
Class A	$1,000	$1,086.10	$7.72	$1,000	$1,017.67	$7.47	1.48%
Class B**	$1,000	$1,081.30	$11.24	$1,000	$1,014.27	$10.88	2.17%
Class C	$1,000	$1,082.20	$11.14	$1,000	$1,014.40	$10.78	2.13%
Class I	$1,000	$1,087.90	$5.43	$1,000	$1,019.82	$5.25	1.05%
Class R	$1,000	$1,083.60	$9.38	$1,000	$1,016.06	$9.07	1.80%
Class R6^	$1,000	$1,087.90	$5.43	$1,000	$1,019.82	$5.25	1.05%
Class Y	$1,000	$1,086.10	$7.61	$1,000	$1,017.76	$7.36	1.48%
Delaware Ivy Natural Resources Fund(e)
Class A	$1,000	$1,035.40	$8.85	$1,000	$1,016.41	$8.77	1.73%
Class B**	$1,000	$976.60	$54.06	$1,000	$970.41	$53.89	10.90%
Class C	$1,000	$1,031.30	$12.70	$1,000	$1,012.62	$12.58	2.48%
Class E	$1,000	$1,039.90	$5.10	$1,000	$1,020.04	$5.05	1.17%
Class I	$1,000	$1,038.50	$6.01	$1,000	$1,019.12	$5.96	1.19%
Class R	$1,000	$1,035.90	$8.96	$1,000	$1,016.27	$8.87	1.75%
Class R6^	$1,000	$1,039.90	$5.20	$1,000	$1,019.93	$5.15	1.02%
Class Y	$1,000	$1,037.70	$7.23	$1,000	$1,018.00	$7.16	1.41%

See footnotes on page 5.

4	SEMIANNUAL REPORT	2021

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Science and Technology Fund(f)
Class A	$1,000	$1,054.80	$5.75	$1,000	$1,019.43	$5.65	1.12%
Class B**	$1,000	$1,050.00	$10.35	$1,000	$1,015.01	$10.18	2.01%
Class C	$1,000	$1,050.60	$9.84	$1,000	$1,015.48	$9.67	1.91%
Class E	$1,000	$1,054.10	$6.37	$1,000	$1,018.85	$6.26	1.23%
Class I	$1,000	$1,055.70	$4.93	$1,000	$1,020.29	$4.85	0.95%
Class R	$1,000	$1,052.40	$8.00	$1,000	$1,017.32	$7.87	1.55%
Class R6^	$1,000	$1,056.30	$4.11	$1,000	$1,021.03	$4.04	0.81%
Class Y	$1,000	$1,054.80	$5.75	$1,000	$1,019.44	$5.65	1.12%
Delaware Ivy Securian Real Estate Securities Fund(g)
Class A	$1,000	$1,141.30	$7.39	$1,000	$1,018.21	$6.96	1.37%
Class B**	$1,000	$1,128.60	$16.60	$1,000	$1,009.43	$15.67	3.12%
Class C	$1,000	$1,136.10	$12.39	$1,000	$1,013.49	$11.68	2.31%
Class E	$1,000	$1,142.10	$6.75	$1,000	$1,018.75	$6.36	1.26%
Class I	$1,000	$1,143.30	$5.79	$1,000	$1,019.69	$5.45	1.07%
Class R	$1,000	$1,139.80	$9.20	$1,000	$1,016.44	$8.67	1.72%
Class R6^	$1,000	$1,144.30	$4.93	$1,000	$1,020.44	$4.65	0.92%
Class Y	$1,000	$1,141.80	$6.96	$1,000	$1,018.60	$6.56	1.29%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2021, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

^	Effective July 1, 2021, references to Class N are replaced with Class R6 for each applicable Fund.

(a)	Effective July 1, 2021, the name of Ivy Asset Strategy Fund changed to Delaware Ivy Asset Strategy Fund.

(b)	Effective July 1, 2021, the name of Ivy Balanced Fund changed to Delaware Ivy Balanced Fund.

(c)	Effective July 1, 2021, the name of Ivy Energy Fund changed to Delaware Ivy Energy Fund.

(d)	Effective July 1, 2021, the name of Ivy LaSalle Global Real Estate Fund changed to Delaware Ivy LaSalle Global Real Estate Fund.

(e)	Effective July 1, 2021, the name of Ivy Natural Resources Fund changed to Delaware Ivy Natural Resources Fund.

(f)	Effective July 1, 2021, the name of Ivy Science and Technology Fund changed to Delaware Ivy Science and Technology Fund.

(g)	Effective July 1, 2021, the name of Ivy Securian Real Estate Securities Fund changed to Delaware Ivy Securian Real Estate Securities Fund.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2021	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	DELAWARE IVY ASSET STRATEGY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	68.4%
Information Technology	17.4%
Industrials	11.9%
Financials	9.9%
Health Care	9.3%
Consumer Discretionary	5.3%
Communication Services	5.3%
Consumer Staples	4.4%
Energy	3.4%
Utilities	1.1%
Materials	0.4%
Bullion (Gold)	5.5%
Purchased Options	0.0%
Bonds	23.2%
Corporate Debt Securities	15.2%
Loans	3.9%
United States Government and Government Agency Obligations	2.5%
Other Government Securities	1.3%
Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.9%

Country Weightings

North America	58.2%
United States	49.0%
Other North America	3.7%
Bullion (Gold)	5.5%
Europe	25.0%
Germany	6.2%
United Kingdom	5.4%
France	4.7%
Other Europe	8.7%
Pacific Basin	11.8%
India	3.9%
Other Pacific Basin	7.9%
South America	1.5%
Bahamas/Caribbean	0.4%
Middle East	0.2%
Other	0.0%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Purchased Options	2.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Intuit, Inc.	United States	Information Technology	Application Software
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Reliance Industries Ltd.	India	Energy	Oil & Gas Refining & Marketing
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Ingersoll-Rand, Inc.	United States	Industrials	Industrial Machinery
Merck KGaA	Germany	Health Care	Pharmaceuticals
Adobe, Inc.	United States	Information Technology	Application Software
Deutsche Telekom AG, Registered Shares	Germany	Communication Services	Integrated Telecommunication Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Asset Strategy Fund changed to Delaware Ivy Asset Strategy Fund.

6	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 2.9%
Deutsche Telekom AG, Registered Shares (A)	2,007	$40,245
Frontier Communications Corp. (B)	1,313	36,589

		76,834

Interactive Media & Services – 2.4%
Alphabet, Inc., Class A (B)	23	61,598

Total Communication Services – 5.3%		138,432
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.1%
adidas AG (A)	90	28,171

Auto Parts & Equipment – 1.0%
Aptiv plc (B)	183	27,201

Automobile Manufacturers – 0.4%
Subaru Corp. (A)	585	10,809

Casinos & Gaming – 0.2%
New Cotai Participation Corp., Class B (B)(C)(D)(F)	1,820	3,910
Studio City International Holdings Ltd. ADR (B)	203	1,659

		5,569

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc. (B)	13	42,958

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)(F)	640	—	*
Media Group Holdings LLC, Series T (B)(C)(D)(E)(F)	80	—	*

		—	*

Total Consumer Discretionary – 4.4%		114,708
Consumer Staples

Household Products – 1.0%
Procter & Gamble Co. (The)	186	26,043

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.	173	24,182

Packaged Foods & Meats – 1.7%
China Mengniu Dairy Co. Ltd. (A)	3,520	22,666
Nestle S.A., Registered Shares (A)	185	22,308

		44,974

Personal Products – 0.8%
Unilever plc (A)	410	22,194

Total Consumer Staples – 4.4%		117,393

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Exploration & Production – 1.1%
Canadian Natural Resources Ltd.	815	$29,797

Oil & Gas Refining & Marketing – 2.2%
Phillips 66	157	11,004
Reliance Industries Ltd. (A)	1,330	45,002
Reliance Industries Ltd. (A)	92	2,294

		58,300

Total Energy – 3.3%		88,097
Financials

Diversified Banks – 1.9%
BNP Paribas S.A. (A)(G)	481	30,766
UniCredit S.p.A. (A)	1,364	18,054

		48,820

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc.	151	17,306

Investment Banking & Brokerage – 1.3%
Morgan Stanley	342	33,240

Life & Health Insurance – 1.0%
AIA Group Ltd. (A)	2,299	26,445

Mortgage REITs – 1.1%
AGNC Investment Corp.	1,888	29,772

Other Diversified Financial Services – 1.5%
ORIX Corp. (A)(G)	2,137	39,977

Regional Banks – 1.3%
First Republic Bank	169	32,576

Thrifts & Mortgage Finance – 1.1%
Housing Development Finance Corp. Ltd. (A)	780	28,832

Total Financials – 9.9%		256,968
Health Care

Biotechnology – 2.3%
Genmab A.S. (A)(B)	58	25,541
Regeneron Pharmaceuticals, Inc. (B)	59	35,475

		61,016

Health Care Equipment – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	478	21,238
Masimo Corp. (B)	76	20,512
Zimmer Holdings, Inc.	180	26,415

		68,165

Managed Health Care – 1.0%
Anthem, Inc.	70	26,112

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 3.4%
Eli Lilly and Co.	110	$25,467
GlaxoSmithKline plc (A)	1,114	21,029
Merck KGaA (A)	198	42,770

		89,266

Total Health Care – 9.3%		244,559
Industrials

Aerospace & Defense – 2.2%
Airbus SE (A)	261	34,600
Raytheon Technologies Corp.	276	23,686

		58,286

Construction & Engineering – 1.9%
Larsen & Toubro Ltd. (A)	1,145	26,188
Vinci (A)	235	24,466

		50,654

Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc.	59	11,416

Electrical Components & Equipment – 1.2%
Schneider Electric S.A. (A)	193	32,193

Environmental & Facilities Services – 0.9%
Waste Management, Inc.	150	22,452

Industrial Machinery – 1.7%
Ingersoll-Rand, Inc. (B)	851	42,898

Railroads – 2.4%
Canadian Pacific Railway Ltd. (G)	461	29,966
Union Pacific Corp.	171	33,565

		63,531

Trading Companies & Distributors – 1.2%
Ferguson plc (A)	227	31,575

Total Industrials – 11.9%		313,005
Information Technology

Application Software – 3.6%
Adobe, Inc. (B)	71	40,608
Intuit, Inc.	96	51,862

		92,470

Data Processing & Outsourced Services – 3.0%
Fiserv, Inc. (B)	310	33,658
Visa, Inc., Class A	202	45,011

		78,669

Electronic Components – 0.8%
Largan Precision Co. Ltd. (A)	251	19,573

Internet Services & Infrastructure – 0.6%
VeriSign, Inc. (B)	73	14,905

2021	SEMIANNUAL REPORT	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services – 1.0%
Gartner, Inc., Class A (B)	85	$25,704

Semiconductor Equipment – 0.7%
ASML Holding N.V., Ordinary Shares (A)	23	17,481

Semiconductors – 1.3%
Marvell Technology Group Ltd.	151	9,092
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	1,270	26,257

		35,349

Systems Software – 3.2%
Microsoft Corp.	301	84,932

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	177	25,081
Samsung Electronics Co. Ltd. (A)	526	32,636
Seagate Technology	312	25,734

		83,451

Total Information Technology – 17.4%		452,534
Materials

Gold – 0.4%
Barrick Gold Corp.	612	11,054

Total Materials – 0.4%		11,054
Utilities

Multi-Utilities – 1.1%
E.ON AG (A)	2,450	29,902

Total Utilities – 1.1%		29,902

TOTAL COMMON STOCKS – 67.4%		$1,766,652
(Cost: $1,783,083)

PREFERRED STOCKS
Consumer Discretionary

Automobile Manufacturers – 0.9%
Volkswagen AG, 2.260% (A)	103	23,022

Total Consumer Discretionary – 0.9%		23,022
Energy

Oil & Gas Exploration & Production – 0.1%
Targa Resources Corp., 9.500% (B)(C)	2	1,924

Total Energy – 0.1%		1,924

TOTAL PREFERRED STOCKS – 1.0%		$24,946
(Cost: $22,232)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Micron Technology, Inc.,
Call $87.50, Expires 10–15–21	3,285	329	$5
S&P 500 Index,
Call $4,850.00, Expires 11–19–21	488	49	17
Thermo Fisher Scientific, Inc.,
Call $600.00, Expires 10–15–21	565	56	154
Volkswagen AG,
Call EUR230.00, Expires 12–17–21, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (H)	1,092	109	205

TOTAL PURCHASED OPTIONS – 0.0%			$381
(Cost: $3,268)

ASSET-BACKED SECURITIES		Principal
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11–15–32 (I)		$933	1,007

TOTAL ASSET-BACKED SECURITIES – 0.0%			$1,007
(Cost: $934)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.3%
Altice France Holding S.A., 10.500%, 5–15–27 (I)		8,387	9,182

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., 5.875%, 11–1–29		4,188	4,244
West Corp., 8.500%, 10–15–25 (G)(I)		7,825	7,785

			12,029

Interactive Media & Services – 0.1%
Tencent Holdings Ltd., 3.240%, 6–3–50 (I)		3,910	3,687

Total Communication Services – 0.9%			24,898

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary

Automobile Manufacturers – 0.5%
Ford Motor Co., 8.500%, 4–21–23	$3,919	$4,315
Nissan Motor Co. Ltd.:
4.345%, 9–17–27 (I)	3,522	3,872
4.810%, 9–17–30 (I)	3,902	4,391

		12,578

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6–3–30	2,346	2,283
2.500%, 6–3–50	782	734
Meituan:
2.125%, 10–28–25 (I)	1,561	1,517
3.050%, 10–28–30 (I)	2,601	2,414

		6,948

Specialty Stores – 0.3%
Staples, Inc., 7.500%, 4–15–26 (I)	7,809	7,930

Total Consumer Discretionary – 1.0%		27,456
Consumer Staples

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 3.500%, 6–1–30	1,570	1,721

Packaged Foods & Meats – 0.1%
JBS Finance Luxembourg S.a.r.l., 3.625%, 1–15–32 (I)	2,000	2,040

Total Consumer Staples – 0.2%		3,761
Energy

Integrated Oil & Gas – 0.8%
Petroleos Mexicanos:
6.490%, 1–23–27	15,026	15,898
6.840%, 1–23–30	3,178	3,287
Petronas Capital Ltd., 3.500%, 4–21–30 (I)	1,568	1,700

		20,885

Oil & Gas Equipment & Services – 0.1%
Guara Norte S.a.r.l., 5.198%, 6–15–34 (I)	1,965	1,977

Oil & Gas Exploration & Production – 0.9%
Laredo Petroleum, Inc.:
9.500%, 1–15–25	8,259	8,569
10.125%, 1–15–28 (G)	9,436	10,215
Saudi Arabian Oil Co.:
1.625%, 11–24–25 (I)	1,560	1,562
2.250%, 11–24–30 (I)	3,000	2,943

		23,289

8	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing – 0.4%
PBF Holding Co. LLC, 9.250%, 5–15–25 (I)	$8,242	$7,820
Valero Energy Corp., 2.150%, 9–15–27	1,496	1,508

		9,328

Oil & Gas Storage & Transportation – 1.4%
Energy Transfer Operating L.P.:
6.750%, 5–15–68	13,879	14,226
7.125%, 5–15–68	15,000	15,769
Energy Transfer Partners L.P., 6.250%, 2–15–68	7,000	6,280

		36,275

Total Energy – 3.6%		91,754
Financials

Asset Management & Custody Banks – 0.2%
Citadel Finance LLC, 3.375%, 3–9–26 (I)	5,834	5,922

Consumer Finance – 0.1%
Ally Financial, Inc., 5.125%, 8–15–69	2,000	2,095

Diversified Banks – 4.9%
Australia and New Zealand Banking Group Ltd., 2.570%, 11–25–35 (I)	3,119	3,030
Banco de Credito del Peru, 3.125%, 7–1–30 (I)	1,562	1,548
Banco Mercantil del Norte S.A., 8.375%, 10–14–68 (I)	3,905	4,618
Banco Santander S.A., 5.375%, 4–17–25 (I)	2,548	2,851
Barclays plc:
7.875%, 12–29–49	26,982	27,656
8.000%, 9–15–68	7,237	8,178
6.125%, 12–15–68	3,901	4,323
4.375%, 12–15–69	5,000	5,009
BNP Paribas S.A., 4.625%, 8–25–69 (I)	250	256
HSBC Holdings plc, 4.600%, 6–17–69	3,899	3,908
ING Groep N.V.:
3.875%, 11–16–69	6,000	5,834
4.250%, 11–16–69	4,000	3,890
Nordea Bank AB, 3.750%, 3–1–69 (I)	1,500	1,479
Societe Generale S.A., 3.653%, 7–8–35 (I)	3,468	3,598
Standard Chartered plc:
4.300%, 6–19–64 (I)	17,000	16,766
6.000%, 1–26–69 (I)	5,000	5,497
UniCredit S.p.A.:
2.569%, 9–22–26 (I)	7,800	7,934
5.861%, 6–19–32 (I)	10,953	12,190
5.459%, 6–30–35 (I)	9,547	10,541

		129,106

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
6.375%, 2–21–68 (I)	$4,768	$5,245
7.500%, 6–11–68 (I)	10,148	11,110
7.125%, 7–29–68	17,335	18,015
Deutsche Bank AG, 3.035%, 5–28–32	2,000	2,031

		36,401

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 1.850%, 9–15–32	2,342	2,216

Investment Banking & Brokerage – 0.0%
Macquarie Bank Ltd., 3.624%, 6–3–30 (I)	1,564	1,643

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4–7–30 (I)	1,960	2,115
3.200%, 9–16–40 (I)	3,902	3,946

		6,061

Multi-Line Insurance – 0.1%
Athene Holding Ltd., 6.150%, 4–3–30	2,713	3,417

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9–15–23	2,343	2,497

Total Financials – 7.1%		189,358
Industrials

Aerospace & Defense – 1.2%
Boeing Co. (The):
4.875%, 5–1–25	3,917	4,361
5.150%, 5–1–30	2,742	3,220
5.805%, 5–1–50	1,571	2,098
Wolverine Escrow LLC:
8.500%, 11–15–24 (G)(I)	7,830	7,292
9.000%, 11–15–26 (I)	7,837	7,249
13.125%, 11–15–27 (I)	10,000	6,675

		30,895

Air Freight & Logistics – 0.1%
Simpar Europe S.A., 5.200%, 1–26–31 (I)(J)	2,000	1,998

Airlines – 0.1%
Aeropuerto Internacional de Tocumen, 5.125%, 8–11–61 (I)	1,000	1,051
Azul Investments LLP, 7.250%, 6–15–26 (G)(I)	1,500	1,435

		2,486

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3–16–31 (I)	$2,167	$2,173

Total Industrials – 1.5%		37,552
Information Technology

Application Software – 0.0%
StoneCo. Ltd., 3.950%, 6–16–28 (I)	1,000	968

Internet Services & Infrastructure – 0.0%
Baidu, Inc., 1.720%, 4–9–26	1,672	1,677

Semiconductors – 0.3%
Broadcom, Inc., 3.419%, 4–15–33 (I)	1,959	2,030
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9–28–30 (I)	4,682	4,367

		6,397

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.400%, 8–20–50	3,122	2,868

Total Information Technology – 0.4%		11,910
Materials

Diversified Metals & Mining – 0.2%
Glencore Funding LLC:
1.625%, 9–1–25 (I)	2,341	2,350
2.500%, 9–1–30 (G)(I)	3,463	3,393

		5,743

Total Materials – 0.2%		5,743
Real Estate

Industrial REITs – 0.1%
Aircastle Ltd., 5.250%, 8–11–25 (I)	2,201	2,462

Total Real Estate – 0.1%		2,462
Utilities

Electric Utilities – 0.2%
NRG Energy, Inc.:
2.000%, 12–2–25 (I)	3,470	3,530
2.450%, 12–2–27 (I)	390	396

		3,926

Total Utilities – 0.2%		3,926

TOTAL CORPORATE DEBT SECURITIES – 15.2%		$398,820
(Cost: $386,914)

2021	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MORTGAGE-BACKED SECURITIES	Principal		Value
Non-Agency REMIC/CMO – 0.3%
COLT Mortgage Loan Trust, Series 2021-3, Class B1, 3.059%, 9–27–66 (I)	$2,000		$1,988
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 4.462%, 5–25–65 (I)(K)	4,968		5,031
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11–15–26 (L)	600		608
Verus Securitization Trust, Series 2019-INV2, Class B1 (ICE LIBOR plus 260 bps), 4.452%, 7–25–59 (I)(K)	1,097		1,116

			8,743

TOTAL MORTGAGE-BACKED SECURITIES – 0.3%			$8,743
(Cost: $8,889)

OTHER GOVERNMENT SECURITIES (M)
Argentina – 1.1%
Province of Buenos Aires, 3.900%, 9–1–37 (I)	7,792		3,499
Province of Mendoza, 2.750%, 3–19–29 (I)	15,788		11,209
Republic of Argentina:
1.000%, 7–9–29	1,146		438
0.125%, 7–9–30	27,468		10,142
0.125%, 7–9–35	6,840		2,254

			27,542

Brazil — 0.2%
Federative Republic of Brazil, 3.750%, 9–12–31	6,667		6,334

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%			$33,876
(Cost: $39,245)

LOANS (K)
Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (1-Month ICE LIBOR plus 525 bps), 6.000%, 10–28–27	—	*	—	*
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10–28–27	4,997		5,032

			5,032

LOANS (K) (Continued)	Principal	Value
Integrated Telecommunication Services – 0.8%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10–10–24	$20,489	$20,219

Total Communication Services – 1.0%		25,251
Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9–10–25 (C)(N)	549	543

Specialty Stores – 0.1%
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2–12–28	2,586	2,596

Total Consumer Discretionary – 0.1%		3,139
Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.121%, 3–1–26	11,268	8,529

Total Energy – 0.3%		8,529
Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.584%, 2–28–25	18,649	18,649

Total Financials – 0.7%		18,649
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8–31–26	10,240	10,269

Health Care Services – 0.3%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.584%, 4–30–25	7,221	7,173

Total Health Care – 0.7%		17,442
Information Technology

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.583%, 11–30–25	9,923	9,050

Total Information Technology – 0.3%		9,050

LOANS (K) (Continued)	Principal	Value
Materials

Construction Materials – 0.8%
Hillman Group, Inc. (The), 0.000%, 1–24–28 (O)	$5,637	$5,635
Hillman Group, Inc. (The) (1-Month ICE LIBOR plus 275 bps), 3.250%, 2–24–28	14,363	14,357

		19,992

Total Materials – 0.8%		19,992

TOTAL LOANS – 3.9%		$102,052
(Cost: $104,856)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1–15–43 (P)	11,857	1,919
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 6.066%, 11–15–47 (L)(P)	5,919	972
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10–25–40 (P)	6,113	919
4.500%, 5–25–47 (P)	5,075	811
5.000%, 3–25–49 (P)	4,064	677
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.534%, 6–25–45 (K)(P)	11,512	2,220
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.034%, 4–25–45 (K)(P)	5,520	1,180
6.014%, 4–25–46 (K)(P)	13,234	2,305
6.014%, 8–25–46 (K)(P)	14,021	2,469
6.164%, 6–25–48 (K)(P)	28,218	5,703
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 5–20–51 (P)	38,593	4,699
3.000%, 9–20–51 (P)	53,909	7,642

		31,516

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$31,516
(Cost: $31,339)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.2%
U.S. Treasury Notes, 0.625%, 1–15–26	4,596	5,075

10	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations – 1.1%
U.S. Treasury Bonds:
2.750%, 8–15–47	$18,500	$21,004
3.000%, 2–15–49	5,409	6,467

		27,471

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.3%		$32,546
(Cost: $28,182)

BULLION – 5.5%	Troy Ounces
Gold	83	145,048

(Cost: $96,737)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (R) – 5.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (Q)	49,526	$49,526
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	83,085	83,085

		132,611

TOTAL SHORT-TERM SECURITIES – 5.1%		$132,611
(Cost: $132,611)

Value

TOTAL INVESTMENT SECURITIES – 102.2%	$2,678,198
(Cost: $2,638,290)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%	(56,680)

NET ASSETS – 100.0%	$2,621,518

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	640	$446,294	$—	*
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	80	168,531	—	*
New Cotai Participation Corp., Class B	9–29–20	1,820	12,324	3,910

		Principal
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9–10–25	9–10–20 to 3–16–21	$549	549	543
Targa Resources Corp., 9.500%	10–24–17	2	1,869	1,924

			$629,567	$6,377

The total value of these securities represented 0.2% of net assets at September 30, 2021.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	All or a portion of securities with an aggregate value of $76,206 are on loan.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $230,328 or 8.8% of net assets.

(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

2021	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

(L)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(P)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(Q)	Investment made with cash collateral received from securities on loan.

(R)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price		Premium Received	Value
Frontier Communications Corp.	N/A	Call	1,500	150	October 2021		$35.00	$96	$(8)
Micron Technology, Inc.	N/A	Put	3,285	329	October 2021		72.50	636	(849)
	N/A	Call	3,285	329	October 2021		105.00	127	(3)
S&P 500 Index	N/A	Put	61	6	November 2021		4,250.00	378	(632)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	1,092	109	December 2021	EUR	180.00	845	(704)
	Morgan Stanley & Co., Inc.	Call	1,092	109	December 2021		290.00	170	(18)

								$2,252	$(2,214)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$98,187	$40,245	$—
Consumer Discretionary	71,818	38,980	3,910
Consumer Staples	50,225	67,168	—
Energy	40,801	47,296	—
Financials	112,894	144,074	—
Health Care	133,981	110,578	—
Industrials	163,983	149,022	—
Information Technology	356,587	95,947	—
Materials	11,054	—	—
Utilities	—	29,902	—
Total Common Stocks	$1,039,530	$723,212	$3,910
Preferred Stocks	—	24,946	—
Purchased Options	176	205	—
Asset-Backed Securities	—	1,007	—
Corporate Debt Securities	—	398,820	—
Mortgage-Backed Securities	—	8,743	—
Other Government Securities	—	33,876	—
Loans	—	102,052	—
United States Government Agency Obligations	—	31,516	—
United States Government Obligations	—	32,546	—
Bullion	145,048	—	—
Short-Term Securities	132,611	—	—
Total	$1,317,365	$1,356,923	$3,910

12	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY ASSET STRATEGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

	Level 1	Level 2	Level 3
Liabilities
Written Options	$1,481	$733	$—

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	49.0%
Germany	6.2%
United Kingdom	5.4%
France	4.7%
India	3.9%
Switzerland	3.3%
Canada	2.7%
Japan	2.2%
Italy	1.9%
Netherlands	1.8%
Taiwan	1.7%
Hong Kong	1.3%
South Korea	1.2%
China	1.1%
Argentina	1.1%
Mexico	1.0%
Denmark	1.0%
Other Countries	2.1%
Other+	8.4%

+	Includes gold bullion, options, liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	13

PORTFOLIO HIGHLIGHTS	DELAWARE IVY BALANCED FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	66.3%
Information Technology	14.4%
Financials	10.9%
Health Care	9.3%
Consumer Discretionary	8.3%
Industrials	6.0%
Communication Services	5.8%
Consumer Staples	4.9%
Energy	4.1%
Materials	1.6%
Utilities	1.0%
Bonds	32.5%
United States Government and Government Agency Obligations	20.9%
Corporate Debt Securities	11.5%
Asset-Backed Securities	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.2%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Alphabet, Inc., Class C	Communication Services	Interactive Media & Services
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Autodesk, Inc.	Information Technology	Application Software
Constellation Brands, Inc.	Consumer Staples	Distillers & Vintners
Morgan Stanley	Financials	Investment Banking & Brokerage
Micron Technology, Inc.	Information Technology	Semiconductors
Zimmer Holdings, Inc.	Health Care	Health Care Equipment
Philip Morris International, Inc.	Consumer Staples	Tobacco

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Balanced Fund changed to Delaware Ivy Balanced Fund.

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 0.7%
Electronic Arts, Inc.	122	$17,299

Interactive Media & Services – 5.1%
Alphabet, Inc., Class A (A)	19	50,091
Alphabet, Inc., Class C (A)	18	48,424
Facebook, Inc., Class A (A)	100	34,010

		132,525

Total Communication Services – 5.8%		149,824
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
Carter’s, Inc.	253	24,618
V.F. Corp.	326	21,855

		46,473

Automotive Retail – 0.5%
O’Reilly Automotive, Inc. (A)	22	13,557

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc. (A)	599	21,942

Home Improvement Retail – 1.1%
Lowe’s Co., Inc.	135	27,375

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Worldwide Holdings, Inc. (A)	203	26,817

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc. (A)	13	42,774

Restaurants – 0.5%
Tim Hortons, Inc.	210	12,851

Specialty Stores – 0.9%
Tractor Supply Co.	112	22,636

Total Consumer Discretionary – 8.3%		214,425
Consumer Staples

Distillers & Vintners – 1.8%
Constellation Brands, Inc.	216	45,470

Packaged Foods & Meats – 0.7%
Mondelez International, Inc., Class A	329	19,132

Soft Drinks – 0.8%
Coca-Cola Co. (The)	413	21,663

Tobacco – 1.6%
Philip Morris International, Inc.	451	42,791

Total Consumer Staples – 4.9%		129,056
Energy

Integrated Oil & Gas – 0.4%
Chevron Corp.	100	10,184

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 2.4%
Canadian Natural Resources Ltd.	1,011	$36,926
Hess Corp.	325	25,393

		62,319

Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	733	15,862

Total Energy – 3.4%		88,365
Financials

Consumer Finance – 1.0%
American Express Co.	160	26,724

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.	244	28,051

Insurance Brokers – 0.9%
Aon plc	82	23,340

Investment Banking & Brokerage – 3.0%
Goldman Sachs Group, Inc. (The)	93	35,072
Morgan Stanley	460	44,757

		79,829

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B (A)	122	33,310

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	283	46,249

Property & Casualty Insurance – 0.3%
Progressive Corp. (The)	87	7,854

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	206	40,275

Total Financials – 10.9%		285,632
Health Care

Health Care Equipment – 1.7%
Zimmer Holdings, Inc.	303	44,362

Health Care Technology – 1.3%
Cerner Corp.	476	33,574

Managed Health Care – 2.5%
Anthem, Inc.	114	42,400
UnitedHealth Group, Inc.	62	24,390

		66,790

Pharmaceuticals – 3.7%
Elanco Animal Health, Inc. (A)	534	17,019
Eli Lilly and Co.	170	39,369
Jazz Pharmaceuticals plc (A)	181	23,503
Merck & Co., Inc.	213	15,975

		95,866

Total Health Care – 9.2%		240,592

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	270	$23,185

Electrical Components & Equipment – 0.9%
Emerson Electric Co.	260	24,472

Industrial Machinery – 1.9%
Ingersoll-Rand, Inc. (A)	535	26,986
Snap-on, Inc.	112	23,419

		50,405

Railroads – 2.3%
Canadian Pacific Railway Ltd. (B)	465	30,244
Union Pacific Corp.	142	27,889

		58,133

Total Industrials – 6.0%		156,195
Information Technology

Application Software – 1.8%
Autodesk, Inc. (A)	160	45,706

Communications Equipment – 1.7%
Cisco Systems, Inc.	295	16,069
Motorola Solutions, Inc.	117	27,088

		43,157

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc. (A)	186	20,132

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A	449	33,297

Semiconductors – 4.0%
Infineon Technologies AG ADR (B)	951	39,108
Microchip Technology, Inc.	136	20,887
Micron Technology, Inc.	628	44,578

		104,573

Systems Software – 3.9%
Microsoft Corp.	362	101,979

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	174	24,622

Total Information Technology – 14.4%		373,466
Materials

Metal & Glass Containers – 0.7%
Crown Holdings, Inc.	168	16,908

Specialty Chemicals – 0.9%
Sherwin-Williams Co. (The)	84	23,604

Total Materials – 1.6%		40,512

2021	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	DELAWARE IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities

Multi-Utilities – 1.0%
Dominion Energy, Inc.	340	$24,861

Total Utilities – 1.0%		24,861

TOTAL COMMON STOCKS – 65.5%		$1,702,928
(Cost: $1,119,945)

PREFERRED STOCKS
Energy

Oil & Gas Exploration & Production – 0.7%
Targa Resources Corp., 9.500% (A)(C)	18	19,133

Total Energy – 0.7%		19,133
Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000% (B)	52	2,593

Total Health Care – 0.1%		2,593

TOTAL PREFERRED STOCKS – 0.8%		$21,726
(Cost: $21,627)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10–15–29	$3,351	3,375

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,375
(Cost: $3,369)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.1%
Bell Canada (GTD by BCE, Inc.),
4.300%, 7–29–49	880	1,050

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
3.850%, 4–1–61	1,775	1,697
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10–15–30	2,550	2,972
3.900%, 3–1–38	3,500	3,978
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2–1–50	4,325	4,592

		13,239

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
3.650%, 6–1–51	$1,950	$1,991
3.500%, 9–15–53	2,000	1,984
Sprint Corp.,
7.875%, 9–15–23	2,235	2,500
Verizon Communications, Inc.,
4.500%, 8–10–33	4,000	4,767

		11,242

Movies & Entertainment – 0.2%
Walt Disney Co. (The),
2.750%, 9–1–49	6,500	6,250

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc.,
3.875%, 4–15–30	4,425	4,888

Total Communication Services – 1.4%		36,669
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp.,
4.625%, 7–10–25	2,650	2,920

Automotive Retail – 0.1%
AutoNation, Inc.,
2.400%, 8–1–31	2,200	2,147

Footwear – 0.0%
NIKE, Inc.,
3.250%, 3–27–40	880	964

Home Improvement Retail – 0.2%
Home Depot, Inc. (The),
3.350%, 4–15–50	5,300	5,741

Homebuilding – 0.1%
NVR, Inc.,
3.000%, 5–15–30	3,100	3,246

Internet & Direct Marketing Retail – 0.1%
Expedia Group, Inc.,
6.250%, 5–1–25 (D)	1,160	1,338

Total Consumer Discretionary – 0.6%		16,356
Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co.,
3.250%, 3–27–30	1,890	2,073

Brewers – 0.0%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2–1–36	850	1,028

Drug Retail – 0.1%
CVS Health Corp.,
5.050%, 3–25–48	1,020	1,315

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail – 0.1%
Alimentation Couche-Tard, Inc.,
2.950%, 1–25–30 (D)	$2,650	$2,759

Packaged Foods & Meats – 0.3%
Hormel Foods Corp.,
3.050%, 6–3–51	3,965	4,137
Nestle Holdings, Inc.,
4.000%, 9–24–48 (D)	2,150	2,630

		6,767

Soft Drinks – 0.2%
Coca-Cola Co. (The),
2.250%, 1–5–32	4,400	4,462

Total Consumer Staples – 0.8%		18,404
Energy

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 6.625%, 2–1–25 (E)	3,600	4,125

Oil & Gas Storage & Transportation – 0.1%
Cheniere Energy Partners L.P.,
3.250%, 1–31–32 (D)	880	884
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3–15–48	2,000	2,433

		3,317

Total Energy – 0.3%		7,442
Financials

Asset Management & Custody Banks – 0.8%
Apollo Management Holdings L.P.,
2.650%, 6–5–30 (D)	3,075	3,109
Ares Capital Corp.,
4.250%, 3–1–25	5,225	5,611
Blackstone Holdings Finance Co. LLC,
2.000%, 1–30–32 (D)	4,850	4,663
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.),
3.500%, 8–25–50 (D)	1,650	1,743
National Securities Clearing Corp.,
1.500%, 4–23–25 (D)	2,650	2,692
Owl Rock Capital Corp.,
4.250%, 1–15–26	2,625	2,819

		20,637

Consumer Finance – 0.2%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	1,500	1,516
3.700%, 5–9–23	1,850	1,930

		3,446

16	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 0.4%
Bank of America Corp.,
2.884%, 10–22–30	$2,600	$2,716
U.S. Bancorp,
3.100%, 4–27–26	4,400	4,753
Wells Fargo & Co.,
2.572%, 2–11–31	2,130	2,178

		9,647

Financial Exchanges & Data – 0.0%
Intercontinental Exchange, Inc.,
2.100%, 6–15–30	1,440	1,426

Investment Banking & Brokerage – 0.3%
Goldman Sachs Group, Inc. (The),
1.992%, 1–27–32	5,280	5,095
Morgan Stanley,
2.699%, 1–22–31	1,320	1,362

		6,457

Life & Health Insurance – 0.2%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (D)	5,000	5,715

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc),
2.800%, 5–15–30	3,975	4,156

Other Diversified Financial Services – 0.8%
Citigroup, Inc.,
6.250%, 12–29–49	6,428	7,458
JPMorgan Chase & Co.,
5.000%, 2–1–69	2,476	2,586
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps),
3.465%, 1–1–68 (F)	7,700	7,729
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
3.599%, 4–29–49 (F)	1,851	1,861
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps),
3.926%, 11–1–68 (F)	2,750	2,753

		22,387

Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
6.500%, 7–15–25	1,750	2,030
LSEGA Financing plc,
2.500%, 4–6–31 (D)	3,440	3,505

		5,535

Total Financials – 3.1%		79,406
Health Care

Biotechnology – 0.2%
Amgen, Inc.,
3.375%, 2–21–50	4,300	4,422

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.1%
Dentsply Sirona, Inc.,
3.250%, 6–1–30	$2,715	$2,895

Managed Health Care – 0.1%
UnitedHealth Group, Inc.,
3.050%, 5–15–41	1,500	1,552

Pharmaceuticals – 0.6%
Johnson & Johnson,
3.400%, 1–15–38	9,000	10,118
Merck & Co., Inc.,
2.450%, 6–24–50	3,750	3,498
Zoetis, Inc.,
2.000%, 5–15–30	2,640	2,618

		16,234

Total Health Care – 1.0%		25,103
Industrials

Aerospace & Defense – 0.3%
Boeing Co. (The),
3.750%, 2–1–50	3,025	3,060
General Dynamics Corp.,
2.850%, 6–1–41	1,760	1,798
Raytheon Technologies Corp.:
2.250%, 7–1–30	2,200	2,223
3.125%, 7–1–50	1,325	1,341

		8,422

Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3–1–30	439	445
1.450%, 2–15–31	2,400	2,251
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11–15–27	6,000	6,526

		9,222

Railroads – 0.1%
Kansas City Southern,
2.875%, 11–15–29	2,650	2,787

Research & Consulting Services – 0.2%
CoStar Group, Inc.,
2.800%, 7–15–30 (D)	2,650	2,697
Thomson Reuters Corp.,
3.350%, 5–15–26	2,575	2,782

		5,479

Total Industrials – 1.0%		25,910
Information Technology

Application Software – 0.5%
Adobe, Inc.,
2.300%, 2–1–30	310	321
Autodesk, Inc.,
2.850%, 1–15–30	4,500	4,702
Infor, Inc.,
1.750%, 7–15–25 (D)	875	887

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
Nuance Communications, Inc.,
5.625%, 12–15–26	$5,000	$5,181
salesforce.com, Inc.:
2.700%, 7–15–41	1,325	1,323
2.900%, 7–15–51	1,945	1,943

		14,357

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc.,
2.300%, 6–1–30	1,770	1,815
Visa, Inc.,
2.700%, 4–15–40	3,060	3,134

		4,949

Semiconductors – 0.5%
Broadcom, Inc.,
3.419%, 4–15–33 (D)	2,200	2,279
Intel Corp.,
3.250%, 11–15–49	2,700	2,802
TSMC Global Ltd.,
1.750%, 4–23–28 (D)	4,400	4,348
Xilinx, Inc.,
2.375%, 6–1–30	3,975	4,058

		13,487

Systems Software – 0.3%
Fortinet, Inc.,
2.200%, 3–15–31	2,650	2,629
Microsoft Corp.,
3.450%, 8–8–36	2,240	2,566
ServiceNow, Inc.,
1.400%, 9–1–30	3,315	3,112

		8,307

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.950%, 9–11–49	4,500	4,583
2.650%, 5–11–50	1,325	1,276
2.650%, 2–8–51	1,325	1,269

		7,128

Total Information Technology – 1.8%		48,228
Materials

Specialty Chemicals – 0.1%
Ecolab, Inc.,
3.250%, 12–1–27	3,000	3,286

Total Materials – 0.1%		3,286
Real Estate

Specialized REITs – 0.4%
American Tower Trust I, 3.652%, 3–23–28 (D)	2,000	2,131
EPR Properties, 4.950%, 4–15–28	3,915	4,306
Extra Space Storage L.P., 2.350%, 3–15–32	4,400	4,303

		10,740

Total Real Estate – 0.4%		10,740

2021	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	DELAWARE IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities

Electric Utilities – 0.8%
Alabama Power Co., 3.125%, 7–15–51 (B)	$2,125	$2,184
Ameren Illinois Co., 3.250%, 3–15–50	2,000	2,131
Commonwealth Edison Co., 2.200%, 3–1–30	2,650	2,685
Duke Energy Corp., 3.150%, 8–15–27	2,500	2,695
Duke Energy Indiana LLC, 3.750%, 5–15–46	880	980
Duke Energy Ohio, Inc., 4.300%, 2–1–49	835	1,027
Entergy Corp.:
2.800%, 6–15–30	1,765	1,823
3.750%, 6–15–50	700	752
Florida Power & Light Co., 3.150%, 10–1–49	2,575	2,730
Oncor Electric Delivery Co. LLC, 2.750%, 5–15–30	2,550	2,707
Southern California Edison Co., 4.125%, 3–1–48	2,000	2,183

		21,897

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.:
3.250%, 4–15–28	1,000	1,092
3.800%, 7–15–48	2,000	2,267

		3,359

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9–1–47	2,125	2,385

Total Utilities – 1.0%		27,641

TOTAL CORPORATE DEBT SECURITIES – 11.5%		$299,185
(Cost: $288,403)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6–15–45	5,046	5,239
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	15	17
6.500%, 1–1–32	14	17

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6–25–29	$4,486	$4,746
3.000%, 10–25–46	5,940	6,270
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10–1–28	17	20
6.500%, 2–1–29	2	2
7.000%, 11–1–31	17	19
6.500%, 2–1–32	14	17
7.000%, 2–1–32	17	20
7.000%, 3–1–32	10	12
7.000%, 7–1–32	15	17
6.500%, 9–1–32	12	13
5.500%, 5–1–33	8	9
5.500%, 6–1–33	8	9
4.500%, 11–1–43	3,236	3,635
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8–15–28	7	8

		20,070

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$20,070
(Cost: $19,877)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 20.1%
U.S. Treasury Bonds:
1.875%, 2–15–41	4,190	4,100
2.250%, 5–15–41	24,775	25,770
1.750%, 8–15–41	2,160	2,065
2.750%, 11–15–47	8,000	9,092
1.250%, 5–15–50	4,500	3,683
2.000%, 8–15–51	8,875	8,720
U.S. Treasury Notes:
2.000%, 7–31–22	1,880	1,910
1.875%, 10–31–22	3,500	3,567
2.000%, 10–31–22	1,750	1,786
0.125%, 12–31–22	4,780	4,779
2.125%, 12–31–22	15,450	15,834
0.125%, 1–31–23	3,895	3,894
2.000%, 2–15–23	62,050	63,628
0.125%, 3–31–23	22,130	22,113
0.125%, 8–31–23	10,350	10,323
0.125%, 1–15–24	32,655	32,487
0.125%, 2–15–24	3,425	3,406

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
0.375%, 4–15–24	$9,170	$9,161
2.000%, 5–31–24	4,110	4,280
1.750%, 6–30–24	5,900	6,109
1.375%, 1–31–25	1,420	1,456
1.125%, 2–28–25	5,355	5,445
2.875%, 4–30–25	13,500	14,550
2.875%, 5–31–25	69,860	75,353
0.375%, 12–31–25	45,530	44,623
0.750%, 4–30–26	27,610	27,403
1.625%, 9–30–26	23,320	24,051
1.500%, 1–31–27	4,950	5,068
0.625%, 3–31–27	44,135	43,078
0.625%, 11–30–27	12,000	11,592
0.750%, 1–31–28	15,665	15,215
1.250%, 3–31–28	1,765	1,766
1.125%, 8–31–28	6,475	6,400
1.500%, 2–15–30	11,889	11,968

		524,675

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.1%		$524,675
(Cost: $526,440)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (G)	20,599	20,599
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	17,341	17,341

		37,940

TOTAL SHORT-TERM SECURITIES – 1.5%		$37,940
(Cost: $37,940)

TOTAL INVESTMENT SECURITIES – 100.3%		$2,609,899
(Cost: $2,017,621)

LIABILITIES, NET OF CASH AND OTHER ASSETS (I) – (0.3)%		(6,663)

NET ASSETS – 100.0%		$2,603,236

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $27,860 are on loan.

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY BALANCED FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

(C)	Restricted security. At September 30, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3–2–20	18	$19,027	$19,133

The total value of this security represented 0.7% of net assets at September 30, 2021.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $41,380 or 1.6% of net assets.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at September 30, 2021.

(I)	Cash of $812 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	580	12–31–21	58,000	$(76,333)	$832

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,702,928	$—	$—
Preferred Stocks	2,593	19,133	—
Asset-Backed Securities	—	3,375	—
Corporate Debt Securities	—	299,185	—
United States Government Agency Obligations	—	20,070	—
United States Government Obligations	—	524,675	—
Short-Term Securities	37,940	—	—
Total	$1,743,461	$866,438	$—
Futures Contracts	$832	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	19

PORTFOLIO HIGHLIGHTS	DELAWARE IVY ENERGY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	95.9%
Energy	84.9%
Information Technology	8.3%
Industrials	1.9%
Utilities	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.1%

Country Weightings

North America	94.2%
United States	90.5%
Canada	3.7%
Europe	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
ConocoPhillips	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Devon Energy Corp.	United States	Energy	Oil & Gas Exploration & Production
Exxon Mobil Corp.	United States	Energy	Oil & Gas Exploration & Production
Cactus, Inc., Class A	United States	Energy	Oil & Gas Equipment & Services
ChampionX Corp.	United States	Energy	Oil & Gas Equipment & Services
Hess Corp.	United States	Energy	Oil & Gas Exploration & Production
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Energy Fund changed to Delaware Ivy Energy Fund.

20	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.8%
Chevron Corp.	47	$4,744
Suncor Energy, Inc.	157	3,261

		8,005

Oil & Gas Drilling – 3.0%
Helmerich & Payne, Inc.	98	2,690
Transocean, Inc. (A)	944	3,579

		6,269

Oil & Gas Equipment & Services – 22.7%
Baker Hughes, Inc.	280	6,924
Cactus, Inc., Class A	245	9,241
ChampionX Corp. (A)	361	8,073
Dril-Quip, Inc. (A)	105	2,635
Halliburton Co.	265	5,735
Liberty Oilfield Services, Inc., Class A (A)	381	4,626
NOV, Inc. (A)	251	3,287
Schlumberger Ltd.	231	6,849

		47,370

Oil & Gas Exploration & Production – 41.5%
Apache Corp.	148	3,172
Canadian Natural Resources Ltd.	126	4,586
Chesapeake Energy Corp. (B)	41	2,532
ConocoPhillips	207	13,996
Continental Resources, Inc.	123	5,698
Devon Energy Corp.	274	9,742
Diamondback Energy, Inc.	74	7,021
EOG Resources, Inc.	73	5,827
Exxon Mobil Corp.	160	9,423
Hess Corp.	103	8,046
Marathon Oil Corp.	222	3,037
Pioneer Natural Resources Co.	73	12,216
Viper Energy Partners L.P.	68	1,486

		86,782

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 11.8%
Marathon Petroleum Corp.	174	$10,776
Phillips 66	90	6,332
Valero Energy Corp.	107	7,556

		24,664

Oil & Gas Storage & Transportation – 2.1%
Enterprise Products Partners L.P.	153	3,312
MPLX L.P.	39	1,118

		4,430

Total Energy – 84.9%		177,520
Industrials

Electrical Components & Equipment – 1.0%
Plug Power, Inc. (A)	83	2,108

Heavy Electrical Equipment – 0.9%
Bloom Energy Corp., Class A (A)(B)	96	1,798

Total Industrials – 1.9%		3,906
Information Technology

Application Software – 2.0%
Aspen Technology, Inc. (A)	33	4,090

Data Processing & Outsourced Services – 2.6%
Wright Express Corp. (A)	31	5,516

Semiconductor Equipment – 2.4%
Enphase Energy, Inc. (A)	33	4,916

Semiconductors – 1.3%
First Solar, Inc. (A)	28	2,712

Total Information Technology – 8.3%		17,234

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 0.8%
NextEra Energy, Inc.	21	$1,661

Total Utilities – 0.8%		1,661

TOTAL COMMON STOCKS – 95.9%		$200,321
(Cost: $140,696)

SHORT-TERM SECURITIES
Money Market Funds (D) – 3.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (C)	3,019	3,019
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	4,379	4,379

		7,398

TOTAL SHORT-TERM SECURITIES – 3.5%		$7,398
(Cost: $7,398)

TOTAL INVESTMENT SECURITIES – 99.4%		$207,719
(Cost: $148,094)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,326

NET ASSETS – 100.0%		$209,045

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,949 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$200,321	$—	$—
Short-Term Securities	7,398	—	—
Total	$207,719	$—	$—

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	DELAWARE IVY ENERGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	90.5%
Canada	3.7%
Switzerland	1.7%
Other+	4.1%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY LASALLE GLOBAL REAL ESTATE FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Real Estate	98.9%
Communication Services	0.6%
Cash and Other Assets (Net of Liabilities)	0.5%

Country Weightings

North America	59.5%
United States	56.3%
Other North America	3.2%
Pacific Basin	21.2%
Japan	9.9%
Hong Kong	5.5%
Other Pacific Basin	5.8%
Europe	18.8%
United Kingdom	7.5%
Germany	4.8%
Other Europe	6.5%
Cash and Other Assets (Net of Liabilities)	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Vonovia SE	Germany	Real Estate	Real Estate Operating Companies
ProLogis, Inc.	United States	Real Estate	Industrial REITs
Equinix, Inc.	United States	Real Estate	Specialized REITs
AvalonBay Communities, Inc.	United States	Real Estate	Residential REITs
Host Hotels & Resorts, Inc.	United States	Real Estate	Hotel & Resort REITs
Invitation Homes, Inc.	United States	Real Estate	Residential REITs
Public Storage, Inc.	United States	Real Estate	Specialized REITs
Mitsui Fudosan Co. Ltd.	Japan	Real Estate	Diversified Real Estate Activities
Apartment Investment and Management Co., Class A	United States	Real Estate	Residential REITs
Digital Realty Trust, Inc.	United States	Real Estate	Specialized REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

(a)	Effective July 1, 2021, the name of Ivy LaSalle Global Real Estate Fund changed to Delaware Ivy LaSalle Global Real Estate Fund.

2021	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	DELAWARE IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Real Estate – 2.6%
National Storage REIT	307	$504
Vicinity Centres	1,573	1,859

		2,363

Total Australia – 2.6%		$2,363
Belgium

Real Estate – 0.6%
Aedifica S.A.	4	550

Total Belgium – 0.6%		$550
Canada

Real Estate – 3.2%
Boardwalk	7	247
Cominar Real Estate Investment Trust	15	117
First Capital REIT	59	812
H&R Real Estate Investment Trust	18	225
Tricon Capital Group, Inc.	104	1,390

		2,791

Total Canada – 3.2%		$2,791
France

Real Estate – 2.5%
Fonciere des Regions S.A.	2	204
Gecina	11	1,528
Unibail-Rodamco-Westfield	7	496

		2,228

Total France – 2.5%		$2,228
Germany

Communication Services – 0.6%
Vantage Towers AG	14	491

Real Estate – 4.2%
Adler Group S.A.	24	409
Vonovia SE	56	3,345

		3,754

Total Germany – 4.8%		$4,245
Hong Kong

Real Estate – 5.5%
China Resources Land Ltd.	247	1,039
Kerry Properties Ltd.	243	640
Link (The)	88	757
New World Development Co. Ltd.	201	816
Swire Properties Ltd.	290	727
Wharf (Holdings) Ltd. (The)	169	868

		4,847

Total Hong Kong – 5.5%		$4,847

COMMON STOCKS (Continued)	Shares		Value
Ireland

Real Estate – 0.7%
Hibernia REIT plc	132		$178
Irish Residential Properties REIT plc	277		464

			642

Total Ireland – 0.7%			$642
Japan

Real Estate – 9.9%
Global One Corp.	—	*	52
GLP J-REIT	—	*	500
Heiwa Real Estate Co. Ltd.	15		510
Ichigo Office REIT Investment Corp.	1		672
ITOCHU Advance Logistics Investment Corp.	—	*	452
Japan Hotel REIT Investment Corp.	1		597
Keihanshin Building Co. Ltd.	8		103
Mitsubishi Estate Co. Ltd.	109		1,741
Mitsui Fudosan Co. Ltd.	79		1,882
Mitsui Fudosan Logistics Park, Inc.	—	*	127
Nomura Real Estate Holdings, Inc.	13		338
ORIX JREIT, Inc.	—	*	689
Starts Proceed Investment Corp.	—	*	231
TOC Ltd.	26		152
Tokyu Fudosan Holdings Corp.	73		448
XYMAX REIT Investment Corp.	—	*	192

			8,686

Total Japan – 9.9%			$8,686
Netherlands

Real Estate – 1.2%
NSI N.V.	28		1,048

Total Netherlands – 1.2%			$1,048
Singapore

Real Estate – 3.2%
ARA LOGOS Logistics Trust	365		247
Ascendas India Trust	328		344
CapitaLand China Trust	388		353
CapitaLand Integrated Commercial Trust	974		1,450
Frasers Centrepoint Trust	278		462

			2,856

Total Singapore – 3.2%			$2,856
Spain

Real Estate – 1.5%
Merlin Properties Socimi S.A.	124		1,276

Total Spain – 1.5%			$1,276

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Real Estate – 7.5%
Assura plc	490	$472
Derwent London plc	25	1,180
Grainger plc	262	1,075
Land Securities Group plc	132	1,231
Safestore Holdings plc	46	643
SEGRO plc	90	1,440
Unite Group plc (The)	45	663

		6,704

Total United Kingdom – 7.5%		$6,704
United States

Real Estate – 56.3%
Agree Realty Corp.	19	1,284
American Campus Communities, Inc.	15	747
Apartment Investment and Management Co., Class A	38	1,876
AvalonBay Communities, Inc.	12	2,573
Camden Property Trust	12	1,775
CBS Outdoor Americas, Inc.	59	1,480
Corporate Office Properties Trust	29	796
CubeSmart	27	1,309
CyrusOne, Inc.	12	906
Digital Realty Trust, Inc.	13	1,872
Duke Realty Corp.	25	1,189
Equinix, Inc.	3	2,678
Equity Lifestyle Properties, Inc.	24	1,870
First Industrial Realty Trust, Inc.	25	1,279
Healthcare Trust of America, Inc., Class A	35	1,044
Highwoods Properties, Inc.	20	858
Host Hotels & Resorts, Inc. (A)	143	2,332
Invitation Homes, Inc.	56	2,162
Kite Realty Group Trust	9	176
MGM Growth Properties LLC, Class A	38	1,457
National Health Investors, Inc.	9	499
National Retail Properties, Inc.	16	696
ProLogis, Inc.	24	3,035
Public Storage, Inc.	7	2,009
Realty Income Corp.	17	1,105
Retail Opportunity Investments Corp.	69	1,195
Retail Properties of America, Inc.	22	283
Rexford Industrial Realty, Inc.	17	939
Sabra Health Care REIT, Inc.	48	709
SBA Communications Corp.	1	422
Simon Property Group, Inc.	7	960
Terreno Realty Corp.	10	615
Urban Edge Properties	71	1,302
Ventas, Inc.	30	1,679
VEREIT, Inc.	22	976
VICI Properties, Inc.	55	1,568

24	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY LASALLE GLOBAL REAL ESTATE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
Vornado Realty Trust	32	$1,341
Welltower, Inc.	10	805

		49,801

Total United States – 56.3%		$49,801

TOTAL COMMON STOCKS – 99.5%		$88,037
(Cost: $71,233)

Value

TOTAL INVESTMENT SECURITIES – 99.5%	$88,037
(Cost: $71,233)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	460

NET ASSETS – 100.0%	$88,497

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$491	$—	$—
Real Estate	62,444	25,102	—
Total Common Stocks	$62,935	$25,102	$—
Total	$62,935	$25,102	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

Market Sector Diversification
(as a % of net assets)
Real Estate	98.9%
Communication Services	0.6%
Other+	0.5%

+	Includes cash and other assets (net of liabilities)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	25

PORTFOLIO HIGHLIGHTS	DELAWARE IVY NATURAL RESOURCES FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.3%
Energy	45.4%
Materials	38.7%
Industrials	9.0%
Consumer Staples	4.0%
Information Technology	1.3%
Utilities	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.7%

Country Weightings

North America	75.3%
United States	64.4%
Canada	10.9%
Europe	12.2%
United Kingdom	7.6%
France	3.7%
Other Europe	0.9%
Pacific Basin	5.4%
South America	4.6%
Other	1.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
ConocoPhillips	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Chevron Corp.	United States	Energy	Integrated Oil & Gas
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Reliance Industries Ltd.	India	Energy	Oil & Gas Refining & Marketing
Canadian Natural Resources Ltd.	Canada	Energy	Oil & Gas Exploration & Production
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
TotalEnergies SE ADR	France	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Natural Resources Fund changed to Delaware Ivy Natural Resources Fund.

26	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 2.4%
BHP Group plc	223	$5,619

Total Australia – 2.4%		$5,619
Brazil

Energy – 1.9%
Petroleo Brasileiro S.A. – Petrobras ADR	433	4,477

Total Brazil – 1.9%		$4,477
Canada

Energy – 3.8%
Cameco Corp.	110	2,392
Canadian Natural Resources Ltd.	180	6,571

		8,963

Industrials – 2.2%
Canadian Pacific Railway Ltd. (A)	80	5,174

Materials – 4.8%
Agnico-Eagle Mines Ltd.	41	2,103
Barrick Gold Corp.	107	1,938
Franco-Nevada Corp.	34	4,439
Pan American Silver Corp.	33	763
Wheaton Precious Metals Corp. (A)	54	2,030

		11,273

Total Canada – 10.8%		$25,410
Chile

Materials – 1.1%
Sociedad Quimica y Minera de Chile S.A. ADR	46	2,451

Total Chile – 1.1%		$2,451
France

Energy – 2.7%
TotalEnergies SE ADR	128	6,154

Materials – 1.0%
L Air Liquide S.A.	15	2,386

Total France – 3.7%		$8,540
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (B)(C)	30,000	—	*

Total Hong Kong – 0.0%		$—	*
India

Energy – 3.0%
Reliance Industries Ltd.	210	6,981

Total India – 3.0%		$6,981

COMMON STOCKS (Continued)	Shares	Value
Peru

Materials – 1.6%
Southern Copper Corp.	65	$3,662

Total Peru – 1.6%		$3,662
Portugal

Energy – 0.9%
Galp Energia SGPS S.A., Class B	175	1,990

Total Portugal – 0.9%		$1,990
South Africa

Materials – 1.8%
Mondi plc	168	4,117

Total South Africa – 1.8%		$4,117
United Kingdom

Materials – 7.7%
Anglo American plc	112	3,910
Croda International plc	36	4,142
Linde plc	13	3,743
Rio Tinto plc	91	5,939

		17,734

Total United Kingdom – 7.7%		$17,734
United States

Consumer Staples – 4.0%
Bunge Ltd.	53	4,335
Darling International, Inc. (B)	32	2,311
Tyson Foods, Inc.	34	2,673

		9,319

Energy – 33.1%
Cabot Oil & Gas Corp.	127	2,762
Chevron Corp.	76	7,710
ConocoPhillips	145	9,807
Diamondback Energy, Inc.	75	7,072
Enterprise Products Partners L.P.	237	5,121
EOG Resources, Inc.	104	8,334
Magellan Midstream Partners L.P.	52	2,388
Marathon Petroleum Corp.	87	5,378
Phillips 66	113	7,933
Pioneer Natural Resources Co.	49	8,235
Schlumberger Ltd.	192	5,694
Valero Energy Corp.	91	6,408

		76,842

Industrials – 6.8%
Tetra Tech, Inc.	24	3,625
Union Pacific Corp.	30	5,889
Waste Management, Inc.	15	2,257
Xylem, Inc.	31	3,822

		15,593

Information Technology – 1.3%
Enphase Energy, Inc. (B)	20	2,942

COMMON STOCKS (Continued)	Shares	Value
Materials – 18.3%
Air Products and Chemicals, Inc.	13	$3,439
Albemarle Corp.	19	4,121
AptarGroup, Inc.	18	2,097
Avery Dennison Corp.	17	3,604
Danimer Scientific, Inc., Class A (A)(B)	35	574
Ecolab, Inc.	13	2,730
FMC Corp.	34	3,138
Huntsman Corp.	92	2,734
Martin Marietta Materials, Inc.	9	3,167
MP Materials Corp. (A)(B)	64	2,052
Newmont Corp.	31	1,673
Packaging Corp. of America	18	2,496
PPG Industries, Inc.	18	2,638
Scotts Miracle-Gro Co. (The)	8	1,099
Sherwin-Williams Co. (The)	16	4,576
Steel Dynamics, Inc.	40	2,320

		42,458

Utilities – 0.9%
American Water Works Co., Inc.	12	2,110

Total United States – 64.4%		$149,264

TOTAL COMMON STOCKS – 99.3%		$230,245
(Cost: $218,713)

SHORT-TERM SECURITIES
Money Market Funds (D) – 1.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	2,139	2,139
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.010% (E)	1,971	1,971

		4,110

TOTAL SHORT-TERM SECURITIES – 1.8%		$4,110
(Cost: $4,110)

TOTAL INVESTMENT SECURITIES – 101.1%		$234,355
(Cost: $222,823)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(2,437)

NET ASSETS – 100.0%		$231,918

2021	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	DELAWARE IVY NATURAL RESOURCES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $9,438 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$9,319	$—	$—
Energy	96,436	8,971	—
Industrials	20,767	—	—
Information Technology	2,942	—	—
Materials	63,587	26,113	—	*
Utilities	2,110	—	—
Total Common Stocks	$195,161	$35,084	$—	*
Short-Term Securities	4,110	—	—
Total	$199,271	$35,084	$—	*

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Energy	45.4%
Materials	38.7%
Industrials	9.0%
Consumer Staples	4.0%
Information Technology	1.3%
Utilities	0.9%
Other+	0.7%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

28	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY SCIENCE AND TECHNOLOGY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Information Technology	60.0%
Communication Services	18.2%
Consumer Discretionary	9.0%
Health Care	7.9%
Industrials	2.5%
Materials	0.1%
Warrants	0.0%
Bonds	0.1%
Corporate Debt Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

Country Weightings

North America	83.4%
United States	83.4%
Europe	8.4%
Netherlands	4.5%
Other Europe	3.9%
Pacific Basin	4.8%
South America	1.0%
Other	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
ASML Holding N.V., NY Registry Shares	Netherlands	Information Technology	Semiconductor Equipment
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Alphabet, Inc., Class C	United States	Communication Services	Interactive Media & Services
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
PayPal, Inc.	United States	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Science and Technology Fund changed to Delaware Ivy Science and Technology Fund.

2021	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	DELAWARE IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 17.2%
Alphabet, Inc., Class A (A)	163	$435,393
Alphabet, Inc., Class C (A)	134	357,770
Facebook, Inc., Class A (A)	1,504	510,402
Pinterest, Inc., Class A (A)	1,868	95,165
Snap, Inc., Class A (A)	1,438	106,242
Tencent Holdings Ltd. (B)	1,670	99,673
Vimeo, Inc. (A)	2,895	85,026

		1,689,671

Wireless Telecommunication Service – 1.0%
T-Mobile U.S., Inc. (A)	750	95,838

Total Communication Services – 18.2%		1,785,509
Consumer Discretionary

Auto Parts & Equipment – 0.8%
Luminar Technologies, Inc., Class A (A)(C)	5,183	80,860

Internet & Direct Marketing Retail – 8.2%
Amazon.com, Inc. (A)	215	705,449
MercadoLibre, Inc. (A)	58	97,184

		802,633

Total Consumer Discretionary – 9.0%		883,493
Health Care

Biotechnology – 5.6%
CRISPR Therapeutics AG (A)	862	96,511
Moderna, Inc. (A)	730	280,874
Vertex Pharmaceuticals, Inc. (A)	930	168,782

		546,167

Health Care Technology – 2.3%
Cerner Corp.	3,273	230,826

Total Health Care – 7.9%		776,993
Industrials

Industrial Machinery – 0.2%
Kornit Digital Ltd. (A)	121	17,520

Trucking – 2.3%
Uber Technologies, Inc. (A)	5,113	229,079

Total Industrials – 2.5%		246,599

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Application Software – 6.8%
ACI Worldwide, Inc. (A)(D)	6,491	$199,482
Aspen Technology, Inc. (A)	1,347	165,391
Intuit, Inc.	367	197,951
Workday, Inc., Class A (A)	439	109,733

		672,557

Data Processing & Outsourced Services – 10.3%
Euronet Worldwide, Inc. (A)	1,709	217,474
MasterCard, Inc., Class A	914	317,719
PayPal, Inc. (A)	1,135	295,433
WNS (Holdings) Ltd. ADR (A)	2,234	182,751

		1,013,377

Electronic Components – 2.0%
Amphenol Corp., Class A	2,719	199,134

Semiconductor Equipment – 4.5%
ASML Holding N.V., NY Registry Shares	592	441,027

Semiconductors – 18.5%
Ambarella, Inc. (A)	526	81,965
Infineon Technologies AG (B)	7,050	288,315
Microchip Technology, Inc.	1,632	250,546
Micron Technology, Inc.	5,619	398,869
NVIDIA Corp.	1,012	209,685
ON Semiconductor Corp. (A)	3,583	163,996
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,696	189,385
Universal Display Corp.	1,370	234,225

		1,816,986

Systems Software – 12.9%
Microsoft Corp.	3,480	981,183
ServiceNow, Inc. (A)	472	293,483

		1,274,666

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	3,459	489,438

Total Information Technology – 60.0%		5,907,185
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(D)	15,817	14,251

Total Materials – 0.1%		14,251

TOTAL COMMON STOCKS – 97.7%		$9,614,030
(Cost: $4,272,025)

WARRANTS	Shares	Value
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–15–21 (D)(E)(F)	523	$79

TOTAL WARRANTS – 0.0%		$79
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 12–31–22 (D)(E)	$4,713	4,856

Total Materials – 0.1%		4,856

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,856
(Cost: $4,712)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (G)	32,139	32,139
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%,	164,682	164,682

		196,821

TOTAL SHORT-TERM SECURITIES – 2.0%		$196,821
(Cost: $196,821)

TOTAL INVESTMENT SECURITIES – 99.8%		$9,815,786
(Cost: $4,473,558)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		23,797

NET ASSETS – 100.0%		$9,839,583

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $31,355 are on loan.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$4,713	$4,713	$4,856
Marrone Bio Innovations, Inc., expires 12-15-21	5-1-20	523	$—	$79

			$4,713	$4,935

The total value of these securities represented 0.1% of net assets at September 30, 2021.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,685,836	$99,673	$—
Consumer Discretionary	883,493	—	—
Health Care	776,993	—	—
Industrials	246,599	—	—
Information Technology	5,618,870	288,315	—
Materials	14,251	—	—
Total Common Stocks	$9,226,042	$387,988	$—
Warrants	—	79	—
Corporate Debt Securities	—	4,856	—
Short-Term Securities	196,821	—	—
Total	$9,422,863	$392,923	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

2021	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	DELAWARE IVY SCIENCE AND TECHNOLOGY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	83.4%
Netherlands	4.5%
Germany	2.9%
Taiwan	1.9%
India	1.9%
China	1.0%
Brazil	1.0%
Switzerland	1.0%
Other Countries	0.2%
Other+	2.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY SECURIAN REAL ESTATE SECURITIES FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Real Estate	98.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.8%

Top 10 Equity Holdings

Company	Sector	Industry
ProLogis, Inc.	Real Estate	Industrial REITs
Equinix, Inc.	Real Estate	Specialized REITs
Public Storage, Inc.	Real Estate	Specialized REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Invitation Homes, Inc.	Real Estate	Residential REITs
Welltower, Inc.	Real Estate	Health Care REITs
UDR, Inc.	Real Estate	Residential REITs
Simon Property Group, Inc.	Real Estate	Retail REITs
Ventas, Inc.	Real Estate	Health Care REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Securian Real Estate Securities Fund changed to Delaware Ivy Securian Real Estate Securities Fund.

2021	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN REAL ESTATE SECURITIES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 1.9%
Essential Properties Realty Trust, Inc.	111	$3,110
VEREIT, Inc.	84	3,810

		6,920

Health Care REITs – 7.9%
CareTrust REIT, Inc.	107	2,164
Healthpeak Properties, Inc.	91	3,033
Ventas, Inc.	194	10,701
Welltower, Inc.	151	12,451

		28,349

Hotel & Resort REITs – 7.0%
Host Hotels & Resorts, Inc. (A)	534	8,716
MGM Growth Properties LLC, Class A	132	5,048
Park Hotels & Resorts, Inc. (A)	347	6,642
Pebblebrook Hotel Trust	137	3,068
RLJ Lodging Trust	118	1,750

		25,224

Industrial REITs – 11.3%
Duke Realty Corp.	163	7,803
First Industrial Realty Trust, Inc.	66	3,417
ProLogis, Inc.	233	29,280

		40,500

Office REITs – 5.7%
Alexandria Real Estate Equities, Inc.	36	6,973
Boston Properties, Inc.	51	5,504

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
Highwoods Properties, Inc.	68	$2,970
Kilroy Realty Corp.	78	5,175

		20,622

Residential REITs – 26.7%
American Homes 4 Rent	261	9,957
AvalonBay Communities, Inc.	63	13,972
Camden Property Trust	48	7,123
Equity Lifestyle Properties, Inc.	96	7,498
Equity Residential	61	4,918
Essex Property Trust, Inc.	32	10,104
Invitation Homes, Inc.	352	13,484
Mid-America Apartment Communities, Inc.	37	6,835
Sun Communities, Inc.	55	10,199
UDR, Inc.	230	12,206

		96,296

Retail REITs – 13.0%
Agree Realty Corp.	69	4,590
Brixmor Property Group, Inc.	277	6,113
Kimco Realty Corp.	290	6,011
Kite Realty Group Trust	179	3,640
National Retail Properties, Inc.	129	5,559
Realty Income Corp.	44	2,867
Regency Centers Corp.	91	6,141
Simon Property Group, Inc.	91	11,837

		46,758

Specialized REITs – 24.7%
American Tower Corp., Class A	24	6,370
Digital Realty Trust, Inc.	96	13,809

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Equinix, Inc.	27	$21,301
Extra Space Storage, Inc.	60	10,029
Life Storage, Inc.	57	6,552
Public Storage, Inc.	62	18,390
SBA Communications Corp.	11	3,736
VICI Properties, Inc.	310	8,806

		88,993

Total Real Estate – 98.2%		353,662

TOTAL COMMON STOCKS – 98.2%		$353,662
(Cost: $207,199)

SHORT-TERM SECURITIES
Money Market Funds (B) – 2.1%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	7,487	7,487

TOTAL SHORT-TERM SECURITIES – 2.1%		$7,487
(Cost: $7,487)

TOTAL INVESTMENT SECURITIES – 100.3%		$361,149
(Cost: $214,686)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(991)

NET ASSETS – 100.0%		$360,158

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$353,662	$—	$—
Short-Term Securities	7,487	—	—
Total	$361,149	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Delaware Ivy Asset Strategy Fund(1)(2)	Delaware Ivy Balanced Fund(3)	Delaware Ivy Energy Fund(4)		Delaware Ivy LaSalle Global Real Estate Fund(5)		Delaware Ivy Natural Resources Fund(6)		Delaware Ivy Science and Technology Fund(7)	Delaware Ivy Securian Real Estate Securities Fund(8)
ASSETS
Investments in unaffiliated securities at value+^	$2,529,240	$2,609,899	$207,719		$88,037		$234,355		$9,414,367	$361,149
Investments in affiliated securities at value+	3,910	—	—		—		—		401,419	—
Bullion at value+	145,048	—	—		—		—		—	—
Investments at Value	2,678,198	2,609,899	207,719		88,037		234,355		9,815,786	361,149
Cash	161	—	—		—		—		—	—
Cash denominated in foreign currencies at value+	463	—	—		154		1		—	—
Restricted cash	890	812	—		—		—		—	—
Investment securities sold receivable	3,957	12,881	—	*	225		—	*	72,839	—
Dividends and interest receivable	12,733	6,011	128		424		430		4,439	889
Capital shares sold receivable	875	1,218	4,706		8		57		3,240	171
Receivable from affiliates	65	4	196		140		17		190	7
Receivable from securities lending income – net	17	4	—	*	—		1		9	—
Prepaid and other assets	76	92	48		45		50		137	47
Total Assets	2,697,435	2,630,921	212,797		89,033		234,911		9,896,640	362,263

LIABILITIES
Cash collateral on securities loaned at value	49,526	20,599	3,019		—		1,971		32,139	—
Investment securities purchased payable	16,958	1,247	—		1		—		—	951
Capital shares redeemed payable	3,022	3,119	442		225		272		14,310	689
Independent Trustees and Chief Compliance Officer fees payable	822	285	43		4		345		739	56
Overdraft due to custodian	—	—	—		184		—		—	—
Distribution and service fees payable	16	15	1		—	*	1		55	2
Shareholder servicing payable	589	375	58		17		114		1,311	80
Investment management fee payable	47	47	5		2		5		210	8
Accounting services fee payable	23	23	6		4		8		23	11
Variation margin payable	—	82	—		—		—		—	—
Written options at value+	2,214	—	—		—		—		—	—
Other liabilities	2,700	1,893	178		99		277		8,270	308
Total Liabilities	75,917	27,685	3,752		536		2,993		57,057	2,105
Total Net Assets	$2,621,518	$2,603,236	$209,045		$88,497		$231,918		$9,839,583	$360,158

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,441,771	$1,784,727	$449,616		$75,578		$901,222		$2,202,281	$181,506
Accumulated earnings gain (loss)	179,747	818,509	(240,571)		12,919		(669,304)		7,637,302	178,652
Total Net Assets	$2,621,518	$2,603,236	$209,045		$88,497		$231,918		$9,839,583	$360,158

CAPITAL SHARES OUTSTANDING:
Class A	63,452	54,519	11,289		1,051		10,345		59,579	4,970
Class B	116	99	31		1		3		68	2
Class C	5,205	5,498	1,442		256		277		4,626	64
Class E	1,548	N/A	N/A		N/A		192		650	98
Class I	26,151	29,913	12,742		4,930		5,285		25,754	4,657
Class R	1,074	408	3,523		71		861		1,539	20
Class R6	614	379	531		1,182		87		1,748	23
Class Y	4,142	544	1,134		95		756		4,159	2,847

NET ASSET VALUE PER SHARE:
Class A	$25.61	$28.52	$6.71		$11.62		$12.86		$97.08	$28.29
Class B	$23.54	$27.95	$6.00		$11.48		$9.58		$71.58	$26.68
Class C	$23.80	$28.12	$6.14		$11.49		$10.54		$76.10	$27.39
Class E	$25.72	N/A	N/A		N/A		$13.28		$95.74	$28.32
Class I	$26.03	$28.52	$7.02		$11.68		$13.49		$111.18	$28.56
Class R	$25.22	$28.42	$6.62		$11.56		$12.69		$92.46	$28.24
Class R6	$26.11	$28.59	$7.06		$11.69		$13.55		$112.48	$28.61
Class Y	$25.69	$28.52	$6.82		$11.77		$13.22		$104.41	$28.35

+COST
Investments in unaffiliated securities at cost	$1,914,404	$2,017,621	$148,094		$71,233		$222,823		$4,393,929	$214,686
Investments in affiliated securities at cost	627,149	—	—		—		—		79,629	—
Bullion at cost	96,737	—	—		—		—		—	—
Cash denominated in foreign currencies at cost	467	—	—		155		1		—	—
Written options premiums received at cost	2,252	—	—		—		—		—	—
^Securities loaned at value	76,206	27,860	2,949		—		9,438		31,355	—

*	Not shown due to rounding.
(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Asset Strategy Fund to Delaware Ivy Asset Strategy Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Balanced Fund to Delaware Ivy Balanced Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Energy Fund to Delaware Ivy Energy Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy LaSalle Global Real Estate Fund to Delaware Ivy LaSalle Global Real Estate Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Natural Resources Fund to Delaware Ivy Natural Resources Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Science and Technology Fund to Delaware Ivy Science and Technology Fund.
(8)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Real Estate Securities Fund to Delaware Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	35

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands)	Delaware Ivy Asset Strategy Fund(1)(2)	Delaware Ivy Balanced Fund(3)	Delaware Ivy Energy Fund(4)	Delaware Ivy LaSalle Global Real Estate Fund(5)		Delaware Ivy Natural Resources Fund(6)	Delaware Ivy Science and Technology Fund(7)	Delaware Ivy Securian Real Estate Securities Fund(8)
INVESTMENT INCOME
Dividends from unaffiliated securities	$19,881	$12,483	$2,604	$1,371		$4,608	$15,930	$3,622
Foreign dividend withholding tax	(1,667)	(142)	(29)	(54)		(128)	(326)	—
Interest and amortization from unaffiliated securities	16,335	8,214	1	—	*	1	25	—	*
Interest and amortization from affiliated securities	—	—	—	—		—	186	—
Securities lending income – net	64	9	3	—	*	6	73	—
Total Investment Income	34,613	20,564	2,579	1,317		4,487	15,888	3,622

EXPENSES
Investment management fee	8,983	8,812	897	466		1,034	40,025	1,662
Distribution and service fees:
Class A	2,096	1,983	91	16		174	7,485	180
Class B	28	31	1	1		— *	52	1
Class C	695	869	45	16		16	1,995	10
Class E	51	N/A	N/A	N/A		4	80	4
Class R	72	29	61	3		30	382	1
Class Y	140	21	10	1		13	580	100
Shareholder servicing:
Class A	1,173	824	142	14		321	2,378	158
Class B	12	9	1	—	*	3	15	1
Class C	123	108	15	1		7	235	4
Class E	53	N/A	N/A	N/A		13	74	8
Class I	585	704	85	59		66	2,372	123
Class R	36	15	31	2		15	192	1
Class R6	— *	— *	— *	—	*	— *	10	—	*
Class Y	89	13	7	1		9	354	60
Registration fees	68	70	51	50		55	94	57
Custodian fees	89	16	4	12		3	109	3
Independent Trustees and Chief Compliance Officer fees	152	98	10	3		41	333	15
Accounting services fee	138	136	44	25		49	138	65
Professional fees	34	13	9	16		27	18	17
Third-party valuation service fees	4	—	—	4		—	— *	—
Other	75	53	18	14		23	146	22
Total Expenses	14,696	13,804	1,522	704		1,903	57,067	2,492
Less:
Expenses in excess of limit	(65)	(4)	(195)	(139)		(17)	(189)	(192)
Total Net Expenses	14,631	13,800	1,327	565		1,886	56,878	2,300
Net Investment Income (Loss)	19,982	6,764	1,252	752		2,601	(40,990)	1,322

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	65,927	131,916	728	10,127		4,767	1,819,834	17,467
Investments in affiliated securities	—	—	—	—		—	225,186	—
Futures contracts	—	417	—	—		—	—	—
Written options	7,147	—	—	—		—	6,509	—
Swap agreements	244	—	—	—		—	—	—
Foreign currency exchange transactions	(146)	—	—	(4)		1	(372)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	75,664	(18,914)	14,307	(2,346)		1,429	(1,201,715)	28,553
Investments in affiliated securities	(8,929)	—	—	—		—	(259,397)	—
Futures contracts	—	832	—	—		—	—	—
Written options	(1,354)	—	—	—		—	(4,073)	—
Swap agreements	(176)	—	—	—		—	—	—
Foreign currency exchange transactions	(3)	—	—	—	*	(4)	35	—
Net Realized and Unrealized Gain	138,374	114,251	15,035	7,777		6,193	586,007	46,020
Net Increase in Net Assets Resulting from Operations	$158,356	$121,015	$16,287	$8,529		$8,794	$545,017	$47,342

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Asset Strategy Fund to Delaware Ivy Asset Strategy Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Balanced Fund to Delaware Ivy Balanced Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Energy Fund to Delaware Ivy Energy Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy LaSalle Global Real Estate Fund to Delaware Ivy LaSalle Global Real Estate Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Natural Resources Fund to Delaware Ivy Natural Resources Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Science and Technology Fund to Delaware Ivy Science and Technology Fund.
(8)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Real Estate Securities Fund to Delaware Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Asset Strategy Fund(1)(2)		Delaware Ivy Balanced Fund(3)		Delaware Ivy Energy Fund(4)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$19,982	$33,978	$6,764	$22,646	$1,252	$2,673
Net realized gain (loss) on investments	73,172	182,066	132,333	167,124	728	(24,035)
Net change in unrealized appreciation (depreciation)	65,202	697,497	(18,082)	640,123	14,307	126,773
Net Increase in Net Assets Resulting from Operations	158,356	913,541	121,015	829,893	16,287	105,411

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(18,825)	(40,600)	(2,191)	(89,769)	—	(1,319)
Class B	(43)	(313)	— *	(862)	—	(2)
Class C	(1,159)	(6,150)	— *	(14,443)	—	(81)
Class E	(490)	(1,069)	N/A	— *	N/A	—
Class I	(8,753)	(20,658)	(1,940)	(54,306)	—	(2,362)
Class R	(282)	(738)	—	(759)	—	(262)
Class R6	(210)	(489)	(31)	(734)	—	(64)
Class Y	(1,249)	(3,091)	(22)	(1,023)	—	(123)
Total Distributions to Shareholders	(31,011)	(73,108)	(4,184)	(161,896)	—	(4,213)
Capital Share Transactions	(169,905)	(370,035)	(99,890)	(132,298)	(20,595)	1,412
Net Increase (Decrease) in Net Assets	(42,560)	470,398	16,941	535,699	(4,308)	102,610
Net Assets, Beginning of Period	2,664,078	2,193,680	2,586,295	2,050,596	213,353	110,743
Net Assets, End of Period	$2,621,518	$2,664,078	$2,603,236	$2,586,295	$209,045	$213,353

*	Not shown due to rounding.
(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Asset Strategy Fund to Delaware Ivy Asset Strategy Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Balanced Fund to Delaware Ivy Balanced Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Energy Fund to Delaware Ivy Energy Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	37

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy LaSalle Global Real Estate Fund(1)		Delaware Ivy Natural Resources Fund(2)		Delaware Ivy Science and Technology Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$752	$1,569	$2,601	$2,252	$(40,990)	$(58,024)
Net realized gain (loss) on investments	10,123	(6,199)	4,768	(6,414)	2,051,157	713,902
Net change in unrealized appreciation (depreciation)	(2,346)	35,585	1,425	102,204	(1,465,150)	3,639,018
Net Increase in Net Assets Resulting from Operations	8,529	30,955	8,794	98,042	545,017	4,294,896

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(200)	(315)	—	(373)	—	(459,417)
Class B	— *	(18)	—	—	—	(2,343)
Class C	(42)	(82)	—	(3)	—	(51,494)
Class E	N/A	N/A	—	(17)	—	(4,786)
Class I	(1,083)	(1,925)	—	(436)	—	(211,754)
Class R	(16)	(34)	—	(37)	—	(13,321)
Class R6	(250)	(448)	—	(7)	—	(13,664)
Class Y	(18)	(28)	—	(52)	—	(35,379)
Total Distributions to Shareholders	(1,609)	(2,850)	—	(925)	—	(792,158)
Capital Share Transactions	(13,069)	(37,596)	(13,506)	(41,811)	(566,119)	(216,959)
Net Increase (Decrease) in Net Assets	(6,149)	(9,491)	(4,712)	55,306	(21,102)	3,285,779
Net Assets, Beginning of Period	94,646	104,137	236,630	181,324	9,860,685	6,574,906
Net Assets, End of Period	$88,497	$94,646	$231,918	$236,630	$9,839,583	$9,860,685

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy LaSalle Global Real Estate Fund to Delaware Ivy LaSalle Global Real Estate Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Natural Resources Fund to Delaware Ivy Natural Resources Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Science and Technology Fund to Delaware Ivy Science and Technology Fund.

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Securian Real Estate Securities Fund(1)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,322	$3,110
Net realized gain on investments	17,467	24,689
Net change in unrealized appreciation	28,553	67,816
Net Increase in Net Assets Resulting from Operations	47,342	95,615

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(200)	(2,275)
Class B	—	(6)
Class C	—	(29)
Class E	(5)	(48)
Class I	(384)	(2,558)
Class R	— *	(7)
Class R6	(2)	(10)
Class Y	(140)	(1,265)
Total Distributions to Shareholders	(731)	(6,198)
Capital Share Transactions	(19,374)	(69,952)
Net Increase in Net Assets	27,237	19,465
Net Assets, Beginning of Period	332,921	313,456
Net Assets, End of Period	$360,158	$332,921

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Real Estate Securities Fund to Delaware Ivy Securian Real Estate Securities Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	39

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY ASSET STRATEGY FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$24.45	$0.19	$1.26	$1.45	$(0.29)	$—	$(0.29)
Year ended 3-31-2021	17.41	0.29	7.39	7.68	(0.39)	(0.25)	(0.64)
Year ended 3-31-2020	20.63	0.43	(2.42)	(1.99)	(0.42)	(0.81)	(1.23)
Year ended 3-31-2019	24.02	0.38	0.09	0.47	(0.40)	(3.46)	(3.86)
Year ended 3-31-2018	21.86	0.21	2.64	2.85	(0.24)	(0.45)	(0.69)
Year ended 3-31-2017	20.83	0.00 *	1.03	1.03	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	22.51	0.05	1.14	1.19	(0.16)	—	(0.16)
Year ended 3-31-2021	16.08	0.10	6.80	6.90	(0.22)	(0.25)	(0.47)
Year ended 3-31-2020	19.15	0.25	(2.23)	(1.98)	(0.28)	(0.81)	(1.09)
Year ended 3-31-2019	22.55	0.20	0.06	0.26	(0.20)	(3.46)	(3.66)
Year ended 3-31-2018	20.56	0.02	2.50	2.52	(0.08)	(0.45)	(0.53)
Year ended 3-31-2017	19.73	(0.16)	0.99	0.83	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	22.75	0.08	1.17	1.25	(0.20)	—	(0.20)
Year ended 3-31-2021	16.24	0.13	6.87	7.00	(0.24)	(0.25)	(0.49)
Year ended 3-31-2020	19.33	0.27	(2.26)	(1.99)	(0.29)	(0.81)	(1.10)
Year ended 3-31-2019	22.71	0.22	0.07	0.29	(0.21)	(3.46)	(3.67)
Year ended 3-31-2018	20.71	0.02	2.51	2.53	(0.08)	(0.45)	(0.53)
Year ended 3-31-2017	19.87	(0.15)	0.99	0.84	—	—	—
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	24.56	0.21	1.27	1.48	(0.32)	—	(0.32)
Year ended 3-31-2021	17.48	0.33	7.42	7.75	(0.42)	(0.25)	(0.67)
Year ended 3-31-2020	20.71	0.46	(2.43)	(1.97)	(0.45)	(0.81)	(1.26)
Year ended 3-31-2019	24.11	0.41	0.08	0.49	(0.43)	(3.46)	(3.89)
Year ended 3-31-2018	21.95	0.24	2.66	2.90	(0.29)	(0.45)	(0.74)
Year ended 3-31-2017	20.89	(0.03)	1.09	1.06	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	24.85	0.22	1.29	1.51	(0.33)	—	(0.33)
Year ended 3-31-2021	17.68	0.35	7.51	7.86	(0.44)	(0.25)	(0.69)
Year ended 3-31-2020	20.93	0.50	(2.46)	(1.96)	(0.48)	(0.81)	(1.29)
Year ended 3-31-2019	24.33	0.44	0.10	0.54	(0.48)	(3.46)	(3.94)
Year ended 3-31-2018	22.16	0.27	2.70	2.97	(0.35)	(0.45)	(0.80)
Year ended 3-31-2017	21.06	0.05	1.05	1.10	—	—	—
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	24.09	0.14	1.24	1.38	(0.25)	—	(0.25)
Year ended 3-31-2021	17.17	0.22	7.27	7.49	(0.32)	(0.25)	(0.57)
Year ended 3-31-2020	20.35	0.36	(2.37)	(2.01)	(0.36)	(0.81)	(1.17)
Year ended 3-31-2019	23.73	0.31	0.08	0.39	(0.31)	(3.46)	(3.77)
Year ended 3-31-2018	21.59	0.13	2.61	2.74	(0.15)	(0.45)	(0.60)
Year ended 3-31-2017	20.63	(0.10)	1.06	0.96	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	24.92	0.24	1.29	1.53	(0.34)	—	(0.34)
Year ended 3-31-2021	17.73	0.37	7.54	7.91	(0.47)	(0.25)	(0.72)
Year ended 3-31-2020	20.99	0.51	(2.45)	(1.94)	(0.51)	(0.81)	(1.32)
Year ended 3-31-2019	24.40	0.45	0.11	0.56	(0.51)	(3.46)	(3.97)
Year ended 3-31-2018	22.24	0.28	2.73	3.01	(0.40)	(0.45)	(0.85)
Year ended 3-31-2017	21.10	0.02	1.12	1.14	—	—	—
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	24.53	0.19	1.26	1.45	(0.29)	—	(0.29)
Year ended 3-31-2021	17.47	0.30	7.40	7.70	(0.39)	(0.25)	(0.64)
Year ended 3-31-2020	20.69	0.44	(2.42)	(1.98)	(0.43)	(0.81)	(1.24)
Year ended 3-31-2019	24.09	0.39	0.08	0.47	(0.41)	(3.46)	(3.87)
Year ended 3-31-2018	21.92	0.21	2.67	2.88	(0.26)	(0.45)	(0.71)
Year ended 3-31-2017	20.88	0.00 *	1.04	1.04	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding litigation expenses was 1.00%.

(7)	Expense ratio based on the period excluding litigation expenses reimbursement was 0.97%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Asset Strategy Fund to Delaware Ivy Asset Strategy Fund.

40	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$25.61	5.66%	$1,625	1.09	%(5)	1.44	%(5)	—%		—%		8%
Year ended 3-31-2021	24.45	44.79	1,601	1.07		1.33		—		—		40
Year ended 3-31-2020	17.41	-10.69	1,128	1.13		2.03		—		—		44
Year ended 3-31-2019	20.63	2.67	1,361	1.16		1.71		—		—		52
Year ended 3-31-2018	24.02	13.11	1,345	1.13		0.90		—		—		34
Year ended 3-31-2017	21.86	4.95	1,315	1.12		-0.02		—		—		51
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	23.54	5.05	3	2.14	(5)	0.44	(5)	—		—		8
Year ended 3-31-2021	22.51	43.50	9	2.00		0.48		—		—		40
Year ended 3-31-2020	16.08	-11.42	18	1.97		1.28		—		—		44
Year ended 3-31-2019	19.15	1.89	47	1.93		0.96		—		—		52
Year ended 3-31-2018	22.55	12.26	86	1.91		0.10		—		—		34
Year ended 3-31-2017	20.56	4.21	141	1.83		-0.81		—		—		51
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	23.80	5.25	124	1.88	(5)	0.66	(5)	—		—		8
Year ended 3-31-2021	22.75	43.70	146	1.86		0.63		—		—		40
Year ended 3-31-2020	16.24	-11.37	298	1.88		1.34		—		—		44
Year ended 3-31-2019	19.33	1.99	634	1.83		1.05		—		—		52
Year ended 3-31-2018	22.71	12.29	995	1.89		0.11		—		—		34
Year ended 3-31-2017	20.71	4.23	1,620	1.83		-0.75		—		—		51
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	25.72	5.76	40	0.97	(5)	1.58	(5)	1.24	(5)	1.31	(5)	8
Year ended 3-31-2021	24.56	44.95	39	0.93	(7)	1.48		1.17		1.24		40
Year ended 3-31-2020	17.48	-10.58	30	1.00		2.17		1.25		1.92		44
Year ended 3-31-2019	20.71	2.74	37	1.04	(6)	1.82		1.31		1.55		52
Year ended 3-31-2018	24.11	13.29	37	1.00		1.03		1.30		0.73		34
Year ended 3-31-2017	21.95	5.07	38	1.03		-0.13		1.28		-0.38		51
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	26.03	5.77	681	0.86	(5)	1.67	(5)	—		—		8
Year ended 3-31-2021	24.85	45.16	713	0.83		1.59		—		—		40
Year ended 3-31-2020	17.68	-10.44	586	0.87		2.31		—		—		44
Year ended 3-31-2019	20.93	2.93	805	0.89		1.97		—		—		52
Year ended 3-31-2018	24.33	13.48	622	0.85		1.15		—		—		34
Year ended 3-31-2017	22.16	5.22	952	0.85		0.23		—		—		51
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	25.22	5.45	27	1.45	(5)	1.08	(5)	—		—		8
Year ended 3-31-2021	24.09	44.26	28	1.42		1.02		—		—		40
Year ended 3-31-2020	17.17	-10.93	28	1.46		1.72		—		—		44
Year ended 3-31-2019	20.35	2.32	44	1.47		1.40		—		—		52
Year ended 3-31-2018	23.73	12.74	54	1.45		0.57		—		—		34
Year ended 3-31-2017	21.59	4.65	65	1.43		-0.48		—		—		51
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	26.11	5.87	16	0.71	(5)	1.84	(5)	—		—		8
Year ended 3-31-2021	24.92	45.35	19	0.67		1.62		—		—		40
Year ended 3-31-2020	17.73	-10.32	8	0.72		2.35		—		—		44
Year ended 3-31-2019	20.99	3.03	5	0.79		2.03		—		—		52
Year ended 3-31-2018	24.40	13.65	2	0.78		1.19		—		—		34
Year ended 3-31-2017	22.24	5.40	13	0.69		0.07		—		—		51
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	25.69	5.64	106	1.09	(5)	1.44	(5)	1.11	(5)	1.42	(5)	8
Year ended 3-31-2021	24.53	44.75	109	1.07		1.36		1.08		1.35		40
Year ended 3-31-2020	17.47	-10.64	98	1.11		2.08		—		—		44
Year ended 3-31-2019	20.69	2.70	151	1.13		1.73		—		—		52
Year ended 3-31-2018	24.09	13.15	175	1.10		0.92		—		—		34
Year ended 3-31-2017	21.92	4.98	237	1.08		—		—		—		51

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	41

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY BALANCED FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$27.29	$0.07	$1.20	$1.27	$(0.04)	$—	$(0.04)
Year ended 3-31-2021	20.43	0.24	8.38	8.62	(0.28)	(1.48)	(1.76)
Year ended 3-31-2020	23.58	0.31	(1.57)	(1.26)	(0.34)	(1.55)	(1.89)
Year ended 3-31-2019	24.74	0.37	1.03	1.40	(0.36)	(2.20)	(2.56)
Year ended 3-31-2018	24.33	0.37	1.18	1.55	(0.48)	(0.66)	(1.14)
Year ended 3-31-2017	22.99	0.33	1.59	1.92	(0.30)	(0.28)	(0.58)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	26.84	(0.07)	1.18	1.11	—	—	—
Year ended 3-31-2021	20.15	0.04	8.25	8.29	(0.12)	(1.48)	(1.60)
Year ended 3-31-2020	23.29	0.11	(1.55)	(1.44)	(0.15)	(1.55)	(1.70)
Year ended 3-31-2019	24.47	0.18	1.01	1.19	(0.17)	(2.20)	(2.37)
Year ended 3-31-2018	24.09	0.18	1.17	1.35	(0.31)	(0.66)	(0.97)
Year ended 3-31-2017	22.78	0.15	1.59	1.74	(0.15)	(0.28)	(0.43)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	26.98	(0.04)	1.18	1.14	—	—	—
Year ended 3-31-2021	20.24	0.06	8.30	8.36	(0.14)	(1.48)	(1.62)
Year ended 3-31-2020	23.38	0.13	(1.55)	(1.42)	(0.17)	(1.55)	(1.72)
Year ended 3-31-2019	24.56	0.19	1.01	1.20	(0.18)	(2.20)	(2.38)
Year ended 3-31-2018	24.17	0.19	1.18	1.37	(0.32)	(0.66)	(0.98)
Year ended 3-31-2017	22.85	0.16	1.59	1.75	(0.15)	(0.28)	(0.43)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	27.29	0.10	1.19	1.29	(0.06)	—	(0.06)
Year ended 3-31-2021	20.42	0.29	8.39	8.68	(0.33)	(1.48)	(1.81)
Year ended 3-31-2020	23.57	0.36	(1.57)	(1.21)	(0.39)	(1.55)	(1.94)
Year ended 3-31-2019	24.74	0.43	1.02	1.45	(0.42)	(2.20)	(2.62)
Year ended 3-31-2018	24.33	0.43	1.19	1.62	(0.55)	(0.66)	(1.21)
Year ended 3-31-2017	22.98	0.39	1.60	1.99	(0.36)	(0.28)	(0.64)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	27.22	0.01	1.19	1.20	—	—	—
Year ended 3-31-2021	20.39	0.15	8.36	8.51	(0.20)	(1.48)	(1.68)
Year ended 3-31-2020	23.54	0.22	(1.57)	(1.35)	(0.25)	(1.55)	(1.80)
Year ended 3-31-2019	24.70	0.28	1.04	1.32	(0.28)	(2.20)	(2.48)
Year ended 3-31-2018	24.30	0.28	1.18	1.46	(0.40)	(0.66)	(1.06)
Year ended 3-31-2017	22.96	0.25	1.60	1.85	(0.23)	(0.28)	(0.51)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	27.36	0.12	1.19	1.31	(0.08)	—	(0.08)
Year ended 3-31-2021	20.47	0.33	8.40	8.73	(0.36)	(1.48)	(1.84)
Year ended 3-31-2020	23.62	0.40	(1.57)	(1.17)	(0.43)	(1.55)	(1.98)
Year ended 3-31-2019	24.78	0.46	1.04	1.50	(0.46)	(2.20)	(2.66)
Year ended 3-31-2018	24.37	0.47	1.19	1.66	(0.59)	(0.66)	(1.25)
Year ended 3-31-2017	23.01	0.42	1.61	2.03	(0.39)	(0.28)	(0.67)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	27.29	0.07	1.20	1.27	(0.04)	—	(0.04)
Year ended 3-31-2021	20.43	0.24	8.38	8.62	(0.28)	(1.48)	(1.76)
Year ended 3-31-2020	23.58	0.31	(1.57)	(1.26)	(0.34)	(1.55)	(1.89)
Year ended 3-31-2019	24.75	0.37	1.02	1.39	(0.36)	(2.20)	(2.56)
Year ended 3-31-2018	24.34	0.38	1.17	1.55	(0.48)	(0.66)	(1.14)
Year ended 3-31-2017	22.99	0.35	1.59	1.94	(0.31)	(0.28)	(0.59)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Balanced Fund to Delaware Ivy Balanced Fund.

42	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$28.52	4.65%	$1,555	1.04	%(5)	0.49	%(5)	—%		—%		18%
Year ended 3-31-2021	27.29	42.81	1,509	1.07		0.95		—		—		52
Year ended 3-31-2020	20.43	-6.55	1,086	1.10		1.27		—		—		43
Year ended 3-31-2019	23.58	6.25	1,275	1.09		1.49		—		—		53
Year ended 3-31-2018	24.74	6.43	1,368	1.12		1.48		—		—		36
Year ended 3-31-2017	24.33	8.44	688	1.11		1.40		—		—		47
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	27.95	4.14	3	1.99	(5)	-0.49	(5)	—		—		18
Year ended 3-31-2021	26.84	41.67	10	1.91		0.16		—		—		52
Year ended 3-31-2020	20.15	-7.32	19	1.90		0.48		—		—		43
Year ended 3-31-2019	23.29	5.43	41	1.85		0.73		—		—		53
Year ended 3-31-2018	24.47	5.64	58	1.86		0.75		—		—		36
Year ended 3-31-2017	24.09	7.68	77	1.84		0.66		—		—		47
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	28.12	4.22	155	1.81	(5)	-0.29	(5)	—		—		18
Year ended 3-31-2021	26.98	41.82	183	1.82		0.23		—		—		52
Year ended 3-31-2020	20.24	-7.24	243	1.83		0.54		—		—		43
Year ended 3-31-2019	23.38	5.46	366	1.80		0.78		—		—		53
Year ended 3-31-2018	24.56	5.69	485	1.83		0.78		—		—		36
Year ended 3-31-2017	24.17	7.72	707	1.80		0.69		—		—		47
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	28.52	4.74	853	0.84	(5)	0.69	(5)	—		—		18
Year ended 3-31-2021	27.29	43.15	846	0.86		1.17		—		—		52
Year ended 3-31-2020	20.42	-6.32	671	0.86		1.51		—		—		43
Year ended 3-31-2019	23.57	6.51	873	0.84		1.73		—		—		53
Year ended 3-31-2018	24.74	6.66	1,043	0.88		1.72		—		—		36
Year ended 3-31-2017	24.33	8.75	673	0.85		1.63		—		—		47
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	28.42	4.41	11	1.43	(5)	0.10	(5)	—		—		18
Year ended 3-31-2021	27.22	42.31	11	1.45		0.60		—		—		52
Year ended 3-31-2020	20.39	-6.90	11	1.45		0.91		—		—		43
Year ended 3-31-2019	23.54	5.91	13	1.43		1.14		—		—		53
Year ended 3-31-2018	24.70	6.04	13	1.46		1.13		—		—		36
Year ended 3-31-2017	24.30	8.12	14	1.44		1.04		—		—		47
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	28.59	4.79	11	0.70	(5)	0.83	(5)	—		—		18
Year ended 3-31-2021	27.36	43.34	11	0.71		1.30		—		—		52
Year ended 3-31-2020	20.47	-6.16	7	0.71		1.65		—		—		43
Year ended 3-31-2019	23.62	6.66	15	0.70		1.88		—		—		53
Year ended 3-31-2018	24.78	6.86	10	0.72		1.88		—		—		36
Year ended 3-31-2017	24.37	8.92	10	0.70		1.77		—		—		47
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	28.52	4.65	15	1.04	(5)	0.49	(5)	1.09	(5)	0.44	(5)	18
Year ended 3-31-2021	27.29	42.81	16	1.07		0.97		1.10		0.94		52
Year ended 3-31-2020	20.43	-6.55	14	1.10		1.27		1.11		1.26		43
Year ended 3-31-2019	23.58	6.22	24	1.09		1.49		—		1.49		53
Year ended 3-31-2018	24.75	6.44	34	1.12		1.53		—		—		36
Year ended 3-31-2017	24.34	8.50	70	1.10		1.47		—		—		47

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY ENERGY FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$6.18	$0.04	$0.49	$0.53	$—	$—	$—
Year ended 3-31-2021	3.25	0.07	2.97	3.04	(0.11)	—	(0.11)
Year ended 3-31-2020	9.45	0.04	(6.24)	(6.20)	—	—	—
Year ended 3-31-2019	11.55	(0.05)	(2.05)	(2.10)	—	—	—
Year ended 3-31-2018	13.30	0.03	(1.74)	(1.71)	(0.04)	—	(0.04)
Year ended 3-31-2017	10.75	(0.08)	2.63	2.55	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	5.54	0.00 *	0.46	0.46	—	—	—
Year ended 3-31-2021	2.90	0.03	2.64	2.67	(0.03)	—	(0.03)
Year ended 3-31-2020	8.51	(0.03)	(5.58)	(5.61)	—	—	—
Year ended 3-31-2019	10.48	(0.13)	(1.84)	(1.97)	—	—	—
Year ended 3-31-2018	12.15	(0.03)	(1.64)	(1.67)	—	—	—
Year ended 3-31-2017	9.90	(0.18)	2.43	2.25	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	5.68	0.01	0.45	0.46	—	—	—
Year ended 3-31-2021	2.97	0.03	2.73	2.76	(0.05)	—	(0.05)
Year ended 3-31-2020	8.70	(0.01)	(5.72)	(5.73)	—	—	—
Year ended 3-31-2019	10.71	(0.12)	(1.89)	(2.01)	—	—	—
Year ended 3-31-2018	12.39	0.00 *	(1.68)	(1.68)	—	—	—
Year ended 3-31-2017	10.08	(0.16)	2.47	2.31	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	6.45	0.05	0.52	0.57	—	—	—
Year ended 3-31-2021	3.40	0.09	3.11	3.20	(0.15)	—	(0.15)
Year ended 3-31-2020	9.85	0.08	(6.53)	(6.45)	—	—	—
Year ended 3-31-2019	11.99	(0.01)	(2.13)	(2.14)	—	—	—
Year ended 3-31-2018	13.80	0.09	(1.83)	(1.74)	(0.07)	—	(0.07)
Year ended 3-31-2017	11.11	(0.05)	2.74	2.69	—	—	—
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	6.10	0.02	0.50	0.52	—	—	—
Year ended 3-31-2021	3.20	0.05	2.93	2.98	(0.08)	—	(0.08)
Year ended 3-31-2020	9.34	0.01	(6.15)	(6.14)	—	—	—
Year ended 3-31-2019	11.45	(0.08)	(2.03)	(2.11)	—	—	—
Year ended 3-31-2018	13.20	0.04	(1.77)	(1.73)	(0.02)	—	(0.02)
Year ended 3-31-2017	10.69	(0.12)	2.63	2.51	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	6.49	0.05	0.52	0.57	—	—	—
Year ended 3-31-2021	3.42	0.09	3.13	3.22	(0.15)	—	(0.15)
Year ended 3-31-2020	9.90	0.08	(6.56)	(6.48)	—	—	—
Year ended 3-31-2019	12.05	0.00 *	(2.15)	(2.15)	—	—	—
Year ended 3-31-2018	13.86	0.17	(1.90)	(1.73)	(0.08)	—	(0.08)
Year ended 3-31-2017	11.14	(0.02)	2.74	2.72	—	—	—
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	6.28	0.04	0.50	0.54	—	—	—
Year ended 3-31-2021	3.30	0.07	3.02	3.09	(0.11)	—	(0.11)
Year ended 3-31-2020	9.59	0.04	(6.33)	(6.29)	—	—	—
Year ended 3-31-2019	11.72	(0.05)	(2.08)	(2.13)	—	—	—
Year ended 3-31-2018	13.49	0.08	(1.80)	(1.72)	(0.05)	—	(0.05)
Year ended 3-31-2017	10.89	(0.07)	2.67	2.60	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.44%.

(7)	Expense ratio based on the period excluding reorganization expenses was 2.36%.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.09%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Energy Fund to Delaware Ivy Energy Fund.

44	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$6.71	8.58%	$76		1.35	%(5)	1.10	%(5)	1.62	%(5)	0.83	%(5)	9%
Year ended 3-31-2021	6.18	94.23	72		1.35		1.52		1.87		1.00		30
Year ended 3-31-2020	3.25	-65.61	40		1.41		0.52		1.71		0.22		23
Year ended 3-31-2019	9.45	-18.18	134		1.41		-0.46		1.55		-0.60		31
Year ended 3-31-2018	11.55	-12.89	211		1.46	(6)	0.26		1.53		0.19		21
Year ended 3-31-2017	13.30	23.72	158		1.41		-0.59		—		—		39
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	6.00	8.30	—	*	2.22	(5)	0.02	(5)	2.85	(5)	-0.62	(5)	9
Year ended 3-31-2021	5.54	92.38	—	*	2.22		0.58		3.42		-0.62		30
Year ended 3-31-2020	2.90	-65.92	—	*	2.29		-0.41		2.98		-1.10		23
Year ended 3-31-2019	8.51	-18.88	1		2.21		-1.28		2.48		-1.55		31
Year ended 3-31-2018	10.48	-13.66	2		2.38	(7)	-0.25		2.49		-0.36		21
Year ended 3-31-2017	12.15	22.73	4		2.29		-1.49		—		—		39
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	6.14	8.10	9		2.09	(5)	0.37	(5)	2.31	(5)	0.15	(5)	9
Year ended 3-31-2021	5.68	93.07	9		2.09		0.77		2.44		0.42		30
Year ended 3-31-2020	2.97	-65.86	6		2.11		-0.20		2.31		-0.40		23
Year ended 3-31-2019	8.70	-18.77	27		2.11		-1.17		2.12		-1.18		31
Year ended 3-31-2018	10.71	-13.56	48		2.15		-0.01		2.15		-0.01		21
Year ended 3-31-2017	12.39	22.92	87		2.11		-1.31		—		—		39
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	7.02	8.84	89		0.99	(5)	1.46	(5)	1.16	(5)	1.29	(5)	9
Year ended 3-31-2021	6.45	95.08	97		0.99		1.87		1.20		1.66		30
Year ended 3-31-2020	3.40	-65.48	52		0.99		0.95		1.17		0.77		23
Year ended 3-31-2019	9.85	-17.85	158		1.03		-0.08		1.11		-0.16		31
Year ended 3-31-2018	11.99	-12.63	263		1.11	(8)	0.76		1.12		0.75		21
Year ended 3-31-2017	13.80	24.21	225		1.08		-0.35		—		—		39
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	6.62	8.52	23		1.73	(5)	0.70	(5)	—		—		9
Year ended 3-31-2021	6.10	93.40	24		1.75		1.06		1.77		1.04		30
Year ended 3-31-2020	3.20	-65.74	7		1.74		0.19		—		—		23
Year ended 3-31-2019	9.34	-18.43	18		1.68		-0.72		—		—		31
Year ended 3-31-2018	11.45	-13.11	22		1.70		0.37		—		—		21
Year ended 3-31-2017	13.20	23.48	26		1.67		-0.89		—		—		39
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	7.06	8.78	4		0.99	(5)	1.49	(5)	1.00	(5)	1.48	(5)	9
Year ended 3-31-2021	6.49	95.11	3		0.99		1.84		1.02		1.81		30
Year ended 3-31-2020	3.42	-65.45	2		0.99		0.95		0.99		0.95		23
Year ended 3-31-2019	9.90	-17.84	5		0.94		0.04		—		—		31
Year ended 3-31-2018	12.05	-12.48	5		0.95		1.45		—		—		21
Year ended 3-31-2017	13.86	24.42	12		0.93		-0.18		—		—		39
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	6.82	8.60	8		1.35	(5)	1.09	(5)	1.42	(5)	1.02	(5)	9
Year ended 3-31-2021	6.28	94.31	8		1.35		1.50		1.42		1.43		30
Year ended 3-31-2020	3.30	-65.59	4		1.41		0.46		1.42		0.45		23
Year ended 3-31-2019	9.59	-18.17	22		1.34		-0.42		—		—		31
Year ended 3-31-2018	11.72	-12.78	42		1.35		0.71		—		—		21
Year ended 3-31-2017	13.49	23.87	53		1.34		-0.54		—		—		39

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY LASALLE GLOBAL REAL ESTATE FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$10.86	$0.07	$0.87	$0.94	$(0.18)	$—	$(0.18)
Year ended 3-31-2021	8.16	0.12	2.88	3.00	(0.30)	—	(0.30)
Year ended 3-31-2020	11.22	0.15	(2.57)	(2.42)	(0.38)	(0.26)	(0.64)
Year ended 3-31-2019	10.38	0.15	1.21	1.36	(0.31)	(0.21)	(0.52)
Year ended 3-31-2018	10.28	0.24	0.04	0.28	(0.11)	(0.07)	(0.18)
Year ended 3-31-2017	10.58	0.09	(0.14)	(0.05)	(0.25)	—	(0.25)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	10.76	0.02	0.86	0.88	(0.16)	—	(0.16)
Year ended 3-31-2021	8.11	0.05	2.86	2.91	(0.26)	—	(0.26)
Year ended 3-31-2020	11.16	0.08	(2.55)	(2.47)	(0.32)	(0.26)	(0.58)
Year ended 3-31-2019	10.33	0.08	1.20	1.28	(0.24)	(0.21)	(0.45)
Year ended 3-31-2018	10.24	0.15	0.07	0.22	(0.06)	(0.07)	(0.13)
Year ended 3-31-2017	10.56	(0.04)	(0.12)	(0.16)	(0.16)	—	(0.16)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.76	0.03	0.86	0.89	(0.16)	—	(0.16)
Year ended 3-31-2021	8.11	0.05	2.86	2.91	(0.26)	—	(0.26)
Year ended 3-31-2020	11.15	0.08	(2.55)	(2.47)	(0.31)	(0.26)	(0.57)
Year ended 3-31-2019	10.32	0.06	1.21	1.27	(0.23)	(0.21)	(0.44)
Year ended 3-31-2018	10.24	0.14	0.06	0.20	(0.05)	(0.07)	(0.12)
Year ended 3-31-2017	10.55	(0.06)	(0.11)	(0.17)	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	10.91	0.10	0.87	0.97	(0.20)	—	(0.20)
Year ended 3-31-2021	8.19	0.16	2.89	3.05	(0.33)	—	(0.33)
Year ended 3-31-2020	11.24	0.21	(2.57)	(2.36)	(0.43)	(0.26)	(0.69)
Year ended 3-31-2019	10.41	0.19	1.21	1.40	(0.36)	(0.21)	(0.57)
Year ended 3-31-2018	10.29	0.26	0.07	0.33	(0.14)	(0.07)	(0.21)
Year ended 3-31-2017	10.57	0.03	(0.07)	(0.04)	(0.24)	—	(0.24)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	10.82	0.05	0.86	0.91	(0.17)	—	(0.17)
Year ended 3-31-2021	8.14	0.15	2.81	2.96	(0.28)	—	(0.28)
Year ended 3-31-2020	11.19	0.12	(2.56)	(2.44)	(0.35)	(0.26)	(0.61)
Year ended 3-31-2019	10.36	0.09	1.23	1.32	(0.28)	(0.21)	(0.49)
Year ended 3-31-2018	10.27	0.18	0.07	0.25	(0.09)	(0.07)	(0.16)
Year ended 3-31-2017	10.57	0.00 *	(0.11)	(0.11)	(0.19)	—	(0.19)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	10.92	0.10	0.87	0.97	(0.20)	—	(0.20)
Year ended 3-31-2021	8.19	0.16	2.90	3.06	(0.33)	—	(0.33)
Year ended 3-31-2020	11.26	0.20	(2.58)	(2.38)	(0.43)	(0.26)	(0.69)
Year ended 3-31-2019	10.42	0.21	1.19	1.40	(0.35)	(0.21)	(0.56)
Year ended 3-31-2018(5)	10.42	0.15	0.05	0.20	(0.13)	(0.07)	(0.20)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.00	0.08	0.88	0.96	(0.19)	—	(0.19)
Year ended 3-31-2021	8.27	0.20	2.83	3.03	(0.30)	—	(0.30)
Year ended 3-31-2020	11.35	0.16	(2.59)	(2.43)	(0.39)	(0.26)	(0.65)
Year ended 3-31-2019	10.50	0.14	1.24	1.38	(0.32)	(0.21)	(0.53)
Year ended 3-31-2018	10.39	0.22	0.07	0.29	(0.11)	(0.07)	(0.18)
Year ended 3-31-2017	10.64	0.07	(0.07)	0.00 *	(0.25)	—	(0.25)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(6)	Annualized.

(7)	Expense ratio based on the period excluding reorganization expenses was 1.51%.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.05%.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

^	Effective July 1, 2021, the Fund’s name changed from Ivy LaSalle Global Real Estate Fund to Delaware Ivy LaSalle Global Real Estate Fund.

46	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$11.62	8.61%	$12		1.48	%(6)	1.22	%(6)	1.67	%(6)	1.03	%(6)	34%
Year ended 3-31-2021	10.86	37.08	11		1.48		1.23		1.79		0.92		90
Year ended 3-31-2020	8.16	-22.88	11		1.51		1.44		1.68		1.27		88
Year ended 3-31-2019	11.22	13.61	20		1.61	(7)	1.40		1.90		1.11		91
Year ended 3-31-2018	10.38	2.69	8		1.51		2.29		1.79		2.01		77
Year ended 3-31-2017	10.28	-0.45	12		1.51		0.91		2.08		0.34		49
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	11.48	8.13	—	*	2.17	(6)	0.31	(6)	2.31	(6)	0.17	(6)	34
Year ended 3-31-2021	10.76	36.18	1		2.09		0.53		2.25		0.37		90
Year ended 3-31-2020	8.11	-23.36	1		2.12		0.79		2.21		0.70		88
Year ended 3-31-2019	11.16	12.86	1		2.18		0.73		2.35		0.56		91
Year ended 3-31-2018	10.33	2.13	—	*	2.18		1.42		2.34		1.26		77
Year ended 3-31-2017	10.24	-1.52	—	*	2.54		-0.43		2.60		-0.49		49
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	11.49	8.22	3		2.13	(6)	0.56	(6)	2.27	(6)	0.42	(6)	34
Year ended 3-31-2021	10.76	36.12	3		2.15		0.52		2.31		0.36		90
Year ended 3-31-2020	8.11	-23.32	3		2.17		0.75		2.26		0.66		88
Year ended 3-31-2019	11.15	12.72	4		2.27		0.60		2.44		0.43		91
Year ended 3-31-2018	10.32	1.96	1		2.30		1.30		2.47		1.13		77
Year ended 3-31-2017	10.24	-1.62	1		2.66		-0.57		2.72		-0.63		49
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	11.68	8.79	58		1.05	(6)	1.63	(6)	1.39	(6)	1.29	(6)	34
Year ended 3-31-2021	10.91	37.55	63		1.05		1.64		1.41		1.28		90
Year ended 3-31-2020	8.19	-22.41	60		1.05		1.90		1.34		1.61		88
Year ended 3-31-2019	11.24	14.00	88		1.20	(8)	1.76		1.55		1.41		91
Year ended 3-31-2018	10.41	3.20	28		1.05		2.48		1.41		2.12		77
Year ended 3-31-2017	10.29	-0.39	20		1.50		0.25		1.61		0.14		49
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	11.56	8.36	1		1.80	(6)	0.82	(6)	1.95	(6)	0.67	(6)	34
Year ended 3-31-2021	10.82	36.66	1		1.80		1.66		1.98		1.48		90
Year ended 3-31-2020	8.14	-23.08	3		1.80		1.16		1.93		1.03		88
Year ended 3-31-2019	11.19	13.19	6		1.93		0.83		2.10		0.66		91
Year ended 3-31-2018	10.36	2.39	—	*	1.81		1.74		1.97		1.58		77
Year ended 3-31-2017	10.27	-1.01	—	*	2.13		-0.05		2.20		-0.12		49
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	11.69	8.79	14		1.05	(6)	1.64	(6)	1.20	(6)	1.49	(6)	34
Year ended 3-31-2021	10.92	37.67	15		1.05		1.71		1.22		1.54		90
Year ended 3-31-2020	8.19	-22.53	22		1.05		1.90		1.16		1.79		88
Year ended 3-31-2019	11.26	14.08	30		1.13	(8)	2.01		1.31		1.83		91
Year ended 3-31-2018(5)	10.42	1.89	30		1.05	(6)	1.96	(6)	1.27	(6)	1.74	(6)	77	(9)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.77	8.61	1		1.48	(6)	1.25	(6)	1.62	(6)	1.11	(6)	34
Year ended 3-31-2021	11.00	36.96	1		1.45		2.15		1.61		1.99		90
Year ended 3-31-2020	8.27	-22.73	4		1.46		1.46		1.55		1.37		88
Year ended 3-31-2019	11.35	13.64	5		1.51		1.29		1.68		1.12		91
Year ended 3-31-2018	10.50	2.76	1		1.46		2.11		1.62		1.95		77
Year ended 3-31-2017	10.39	0.03	1		1.52		0.70		1.87		0.35		49

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY NATURAL RESOURCES FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$12.42	$0.13	$0.31	$0.44	$—	$—	$—
Year ended 3-31-2021	7.85	0.09	4.51	4.60	(0.03)	—	(0.03)
Year ended 3-31-2020	13.45	0.13	(5.51)	(5.38)	(0.22)	—	(0.22)
Year ended 3-31-2019	14.82	0.12	(1.49)	(1.37)	—	—	—
Year ended 3-31-2018	14.80	(0.03)	0.05	0.02	—	—	—
Year ended 3-31-2017	12.53	(0.03)	2.31	2.28	(0.01)	—	(0.01)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	9.81	(0.40)	0.17	(0.23)	—	—	—
Year ended 3-31-2021	6.48	(0.29)	3.62	3.33	—	—	—
Year ended 3-31-2020	11.12	(0.11)	(4.53)	(4.64)	—	—	—
Year ended 3-31-2019	12.44	(0.08)	(1.24)	(1.32)	—	—	—
Year ended 3-31-2018	12.57	(0.18)	0.05	(0.13)	—	—	—
Year ended 3-31-2017	10.75	(0.15)	1.97	1.82	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.22	0.06	0.26	0.32	—	—	—
Year ended 3-31-2021	6.48	0.01	3.74	3.75	(0.01)	—	(0.01)
Year ended 3-31-2020	11.13	0.03	(4.55)	(4.52)	(0.13)	—	(0.13)
Year ended 3-31-2019	12.33	0.03	(1.23)	(1.20)	—	—	—
Year ended 3-31-2018	12.39	(0.12)	0.06	(0.06)	—	—	—
Year ended 3-31-2017	10.55	(0.10)	1.94	1.84	—	—	—
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	12.77	0.18	0.33	0.51	—	—	—
Year ended 3-31-2021	8.05	0.16	4.64	4.80	(0.08)	—	(0.08)
Year ended 3-31-2020	13.81	0.20	(5.64)	(5.44)	(0.32)	—	(0.32)
Year ended 3-31-2019	15.25	0.17	(1.55)	(1.38)	(0.06)	—	(0.06)
Year ended 3-31-2018	15.15	0.04	0.06	0.10	—	—	—
Year ended 3-31-2017	12.81	0.04	2.37	2.41	(0.07)	—	(0.07)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	12.99	0.17	0.33	0.50	—	—	—
Year ended 3-31-2021	8.18	0.16	4.73	4.89	(0.08)	—	(0.08)
Year ended 3-31-2020	14.06	0.21	(5.74)	(5.53)	(0.35)	—	(0.35)
Year ended 3-31-2019	15.50	0.20	(1.57)	(1.37)	(0.07)	—	(0.07)
Year ended 3-31-2018	15.40	0.05	0.05	0.10	—	—	—
Year ended 3-31-2017	13.02	0.05	2.41	2.46	(0.08)	—	(0.08)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	12.25	0.12	0.32	0.44	—	—	—
Year ended 3-31-2021	7.75	0.09	4.45	4.54	(0.04)	—	(0.04)
Year ended 3-31-2020	13.26	0.13	(5.42)	(5.29)	(0.22)	—	(0.22)
Year ended 3-31-2019	14.63	0.10	(1.47)	(1.37)	—	—	—
Year ended 3-31-2018	14.61	(0.04)	0.06	0.02	—	—	—
Year ended 3-31-2017	12.37	(0.04)	2.28	2.24	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	13.03	0.19	0.33	0.52	—	—	—
Year ended 3-31-2021	8.21	0.18	4.73	4.91	(0.09)	—	(0.09)
Year ended 3-31-2020	14.12	0.23	(5.75)	(5.52)	(0.39)	—	(0.39)
Year ended 3-31-2019	15.58	0.23	(1.59)	(1.36)	(0.10)	—	(0.10)
Year ended 3-31-2018	15.44	0.07	0.07	0.14	—	—	—
Year ended 3-31-2017	13.06	0.07	2.42	2.49	(0.11)	—	(0.11)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	12.74	0.15	0.33	0.48	—	—	—
Year ended 3-31-2021	8.04	0.13	4.63	4.76	(0.06)	—	(0.06)
Year ended 3-31-2020	13.79	0.17	(5.63)	(5.46)	(0.29)	—	(0.29)
Year ended 3-31-2019	15.21	0.16	(1.54)	(1.38)	(0.04)	—	(0.04)
Year ended 3-31-2018	15.14	0.01	0.06	0.07	—	—	—
Year ended 3-31-2017	12.80	0.01	2.38	2.39	(0.05)	—	(0.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Natural Resources Fund to Delaware Ivy Natural Resources Fund.

48	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$12.86	3.54%	$133		1.73	%(5)	1.96	%(5)	—%		—%		12%
Year ended 3-31-2021	12.42	58.68	136		1.84		0.82		—		—		52
Year ended 3-31-2020	7.85	-40.58	102		1.77		1.05		—		—		44
Year ended 3-31-2019	13.45	-9.31	218		1.59		0.82		—		—		21
Year ended 3-31-2018	14.82	0.20	288		1.73		-0.19		—		—		33
Year ended 3-31-2017	14.80	18.19	329		1.72		-0.22		—		—		64
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	9.58	-2.34	—	*	10.90	(5)	-7.66	(5)	—		—		12
Year ended 3-31-2021	9.81	51.39	—	*	6.05		-3.48		—		—		52
Year ended 3-31-2020	6.48	-41.73	—	*	3.81		-1.04		—		—		44
Year ended 3-31-2019	11.12	-10.61	2		3.01		-0.66		—		—		21
Year ended 3-31-2018	12.44	-1.03	3		2.98		-1.50		—		—		33
Year ended 3-31-2017	12.57	16.93	7		2.77		-1.27		—		—		64
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.54	3.13	3		2.48	(5)	1.18	(5)	—		—		12
Year ended 3-31-2021	10.22	57.83	3		2.49		0.07		—		—		52
Year ended 3-31-2020	6.48	-41.02	5		2.48		0.30		—		—		44
Year ended 3-31-2019	11.13	-9.73	21		2.07		0.28		—		—		21
Year ended 3-31-2018	12.33	-0.48	40		2.40		-0.98		—		—		33
Year ended 3-31-2017	12.39	17.44	100		2.34		-0.84		—		—		64
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	13.28	3.99	3		1.17	(5)	2.67	(5)	2.38	(5)	1.46	(5)	12
Year ended 3-31-2021	12.77	59.72	3		1.17		1.48		2.21		0.44		52
Year ended 3-31-2020	8.05	-40.26	2		1.24		1.57		2.15		0.66		44
Year ended 3-31-2019	13.81	-9.03	4		1.27		1.17		2.03		0.41		21
Year ended 3-31-2018	15.25	0.66	5		1.27		0.27		2.15		-0.61		33
Year ended 3-31-2017	15.15	18.77	5		1.27		0.25		2.19		-0.67		64
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	13.49	3.85	71		1.19	(5)	2.51	(5)	—		—		12
Year ended 3-31-2021	12.99	59.85	71		1.20		1.46		—		—		52
Year ended 3-31-2020	8.18	-40.26	54		1.19		1.63		—		—		44
Year ended 3-31-2019	14.06	-8.86	106		1.10		1.30		—		—		21
Year ended 3-31-2018	15.50	0.71	154		1.20		0.32		—		—		33
Year ended 3-31-2017	15.40	18.88	188		1.19		0.33		—		—		64
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	12.69	3.59	11		1.75	(5)	1.91	(5)	—		—		12
Year ended 3-31-2021	12.25	58.67	12		1.77		0.90		—		—		52
Year ended 3-31-2020	7.75	-40.53	7		1.76		1.06		—		—		44
Year ended 3-31-2019	13.26	-9.36	15		1.67		0.73		—		—		21
Year ended 3-31-2018	14.63	0.14	21		1.78		-0.26		—		—		33
Year ended 3-31-2017	14.61	18.11	26		1.77		-0.25		—		—		64
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	13.55	3.99	1		1.02	(5)	2.70	(5)	—		—		12
Year ended 3-31-2021	13.03	59.94	1		0.99		1.64		—		—		52
Year ended 3-31-2020	8.21	-40.11	3		1.02		1.81		—		—		44
Year ended 3-31-2019	14.12	-8.71	5		0.93		1.48		—		—		21
Year ended 3-31-2018	15.58	0.91	6		1.04		0.46		—		—		33
Year ended 3-31-2017	15.44	19.01	10		1.02		0.48		—		—		64
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	13.22	3.77	10		1.41	(5)	2.26	(5)	—		—		12
Year ended 3-31-2021	12.74	59.33	11		1.42		1.23		—		—		52
Year ended 3-31-2020	8.04	-40.40	8		1.42		1.39		—		—		44
Year ended 3-31-2019	13.79	-9.03	18		1.33		1.09		—		—		21
Year ended 3-31-2018	15.21	0.46	26		1.43		0.09		—		—		33
Year ended 3-31-2017	15.14	18.63	32		1.43		0.08		—		—		64

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY SCIENCE AND TECHNOLOGY FUND^

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$92.04	$(0.40)	$5.44	$5.04	$—	$—	$—
Year ended 3-31-2021	59.85	(0.55)	40.68	40.13	—	(7.94)	(7.94)
Year ended 3-31-2020	65.00	(0.38)	3.45	3.07	—	(8.22)	(8.22)
Year ended 3-31-2019	65.33	(0.30)	7.42	7.12	—	(7.45)	(7.45)
Year ended 3-31-2018	56.65	(0.36)	13.46	13.10	—	(4.42)	(4.42)
Year ended 3-31-2017	46.35	(0.32)	10.62	10.30	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	68.17	(0.62)	4.03	3.41	—	—	—
Year ended 3-31-2021	46.00	(0.94)	31.05	30.11	—	(7.94)	(7.94)
Year ended 3-31-2020	51.83	(0.77)	2.99	2.22	—	(8.05)	(8.05)
Year ended 3-31-2019	54.08	(0.70)	5.90	5.20	—	(7.45)	(7.45)
Year ended 3-31-2018	47.68	(0.76)	11.33	10.57	—	(4.17)	(4.17)
Year ended 3-31-2017	39.32	(0.59)	8.95	8.36	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	72.44	(0.62)	4.28	3.66	—	—	—
Year ended 3-31-2021	48.52	(0.95)	32.81	31.86	—	(7.94)	(7.94)
Year ended 3-31-2020	54.26	(0.76)	3.07	2.31	—	(8.05)	(8.05)
Year ended 3-31-2019	56.20	(0.67)	6.18	5.51	—	(7.45)	(7.45)
Year ended 3-31-2018	49.39	(0.76)	11.74	10.98	—	(4.17)	(4.17)
Year ended 3-31-2017	40.70	(0.59)	9.28	8.69	—	—	—
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	90.83	(0.45)	5.36	4.91	—	—	—
Year ended 3-31-2021	59.18	(0.63)	40.22	39.59	—	(7.94)	(7.94)
Year ended 3-31-2020	64.37	(0.45)	3.43	2.98	—	(8.17)	(8.17)
Year ended 3-31-2019	64.88	(0.39)	7.33	6.94	—	(7.45)	(7.45)
Year ended 3-31-2018	56.28	(0.44)	13.43	12.99	—	(4.39)	(4.39)
Year ended 3-31-2017	46.08	(0.33)	10.53	10.20	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	105.32	(0.36)	6.22	5.86	—	—	—
Year ended 3-31-2021	67.65	(0.45)	46.06	45.61	—	(7.94)	(7.94)
Year ended 3-31-2020	72.51	(0.27)	3.71	3.44	—	(8.30)	(8.30)
Year ended 3-31-2019	71.85	(0.17)	8.28	8.11	—	(7.45)	(7.45)
Year ended 3-31-2018	61.88	(0.26)	14.77	14.51	—	(4.54)	(4.54)
Year ended 3-31-2017	50.49	(0.19)	11.58	11.39	—	—	—
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	87.86	(0.58)	5.18	4.60	—	—	—
Year ended 3-31-2021	57.58	(0.85)	39.07	38.22	—	(7.94)	(7.94)
Year ended 3-31-2020	62.89	(0.63)	3.37	2.74	—	(8.05)	(8.05)
Year ended 3-31-2019	63.68	(0.52)	7.18	6.66	—	(7.45)	(7.45)
Year ended 3-31-2018	55.38	(0.61)	13.18	12.57	—	(4.27)	(4.27)
Year ended 3-31-2017	45.45	(0.46)	10.39	9.93	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	106.48	(0.28)	6.28	6.00	—	—	—
Year ended 3-31-2021	68.24	(0.32)	46.50	46.18	—	(7.94)	(7.94)
Year ended 3-31-2020	73.03	(0.15)	3.75	3.60	—	(8.39)	(8.39)
Year ended 3-31-2019	72.20	(0.04)	8.32	8.28	—	(7.45)	(7.45)
Year ended 3-31-2018	62.13	(0.17)	14.85	14.68	—	(4.61)	(4.61)
Year ended 3-31-2017	50.62	(0.10)	11.61	11.51	—	—	—
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	98.99	(0.43)	5.85	5.42	—	—	—
Year ended 3-31-2021	64.00	(0.58)	43.51	42.93	—	(7.94)	(7.94)
Year ended 3-31-2020	69.01	(0.40)	3.60	3.20	—	(8.21)	(8.21)
Year ended 3-31-2019	68.90	(0.31)	7.87	7.56	—	(7.45)	(7.45)
Year ended 3-31-2018	59.54	(0.43)	14.21	13.78	—	(4.42)	(4.42)
Year ended 3-31-2017	48.70	(0.31)	11.15	10.84	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 2.03%.

(7)	Expense ratio based on the period excluding reorganization expenses was 1.30%.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.22%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Science and Technology Fund to Delaware Ivy Science and Technology Fund.

50	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$97.08	5.48%	$5,784	1.12	%(5)	-0.82	%(5)	—%		—%		27%
Year ended 3-31-2021	92.04	67.65	5,696	1.14		-0.66		—		—		9
Year ended 3-31-2020	59.85	2.98	3,626	1.18		-0.54		—		—		23
Year ended 3-31-2019	65.00	12.63	3,956	1.20		-0.45		—		—		14
Year ended 3-31-2018	65.33	23.34	4,018	1.22		-0.56		—		—		22
Year ended 3-31-2017	56.65	22.22	1,026	1.30		-0.66		—		—		16
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	71.58	5.00	5	2.01	(5)	-1.69	(5)	2.10	(5)	-1.78	(5)	27
Year ended 3-31-2021	68.17	66.19	16	2.01		-1.52		2.03		-1.54		9
Year ended 3-31-2020	46.00	2.09	22	2.03		-1.39		2.05		-1.41		23
Year ended 3-31-2019	51.83	11.70	37	2.05	(6)	-1.29		2.06		-1.30		14
Year ended 3-31-2018	54.08	22.36	48	2.03		-1.42		—		—		22
Year ended 3-31-2017	47.68	21.26	48	2.06		-1.41		—		—		16
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	76.10	5.06	352	1.91	(5)	-1.60	(5)	—		—		27
Year ended 3-31-2021	72.44	66.37	413	1.92		-1.45		—		—		9
Year ended 3-31-2020	48.52	2.17	407	1.95		-1.31		—		—		23
Year ended 3-31-2019	54.26	11.79	532	1.94		-1.18		—		—		14
Year ended 3-31-2018	56.20	22.44	608	1.98		-1.38		—		—		22
Year ended 3-31-2017	49.39	21.35	683	2.00		-1.35		—		—		16
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	95.74	5.41	62	1.23	(5)	-0.93	(5)	1.27	(5)	-0.97	(5)	27
Year ended 3-31-2021	90.83	67.51	60	1.24		-0.76		1.28		-0.80		9
Year ended 3-31-2020	59.18	2.85	36	1.28		-0.65		1.36		-0.73		23
Year ended 3-31-2019	64.37	12.46	36	1.35	(7)	-0.60		1.45		-0.70		14
Year ended 3-31-2018	64.88	23.28	32	1.30		-0.69		1.46		-0.85		22
Year ended 3-31-2017	56.28	22.13	25	1.33		-0.67		1.58		-0.92		16
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	111.18	5.57	2,863	0.95	(5)	-0.64	(5)	—		—		27
Year ended 3-31-2021	105.32	67.96	2,878	0.96		-0.48		—		—		9
Year ended 3-31-2020	67.65	3.17	1,938	0.98		-0.34		—		—		23
Year ended 3-31-2019	72.51	12.88	2,203	0.98		-0.23		—		—		14
Year ended 3-31-2018	71.85	23.63	2,235	1.00		-0.37		—		—		22
Year ended 3-31-2017	61.88	22.56	1,327	1.00		-0.35		—		—		16
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	92.46	5.24	142	1.55	(5)	-1.24	(5)	—		—		27
Year ended 3-31-2021	87.86	66.99	151	1.55		-1.08		—		—		9
Year ended 3-31-2020	57.58	2.57	110	1.57		-0.93		—		—		23
Year ended 3-31-2019	62.89	12.23	127	1.56		-0.81		—		—		14
Year ended 3-31-2018	63.68	22.91	129	1.58		-0.98		—		—		22
Year ended 3-31-2017	55.38	21.85	108	1.59		-0.94		—		—		16
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	112.48	5.63	197	0.81	(5)	-0.50	(5)	—		—		27
Year ended 3-31-2021	106.48	68.22	192	0.81		-0.33		—		—		9
Year ended 3-31-2020	68.24	3.34	96	0.83		-0.20		—		—		23
Year ended 3-31-2019	73.03	13.07	101	0.82		-0.05		—		—		14
Year ended 3-31-2018	72.20	23.82	73	0.85		-0.24		—		—		22
Year ended 3-31-2017	62.13	22.74	93	0.85		-0.18		—		—		16
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	104.41	5.47	434	1.12	(5)	-0.81	(5)	1.20	(5)	-0.89	(5)	27
Year ended 3-31-2021	98.99	67.64	455	1.14		-0.66		1.20		-0.72		9
Year ended 3-31-2020	64.00	2.98	340	1.18		-0.54		1.22		-0.58		23
Year ended 3-31-2019	69.01	12.64	442	1.20		-0.44		1.21		-0.45		14
Year ended 3-31-2018	68.90	23.33	554	1.24	(8)	-0.64		—		—		22
Year ended 3-31-2017	59.54	22.26	644	1.24		-0.59		—		—		16

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	51

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY SECURIAN REAL ESTATE SECURITIES FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$24.82	$0.08	$3.43	$3.51	$(0.04)	$—	$(0.04)
Year ended 3-31-2021	18.83	0.17	6.22	6.39	(0.25)	(0.15)	(0.40)
Year ended 3-31-2020	24.45	0.30	(3.61)	(3.31)	(0.32)	(1.99)	(2.31)
Year ended 3-31-2019	22.41	0.30	3.35	3.65	(0.33)	(1.28)	(1.61)
Year ended 3-31-2018	25.94	0.39	(0.82)	(0.43)	(0.18)	(2.92)	(3.10)
Year ended 3-31-2017	28.60	0.24	(0.26)	(0.02)	(0.35)	(2.29)	(2.64)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	23.64	(0.20)	3.43	3.04	—	—	—
Year ended 3-31-2021	17.97	0.04	5.84	5.88	(0.06)	(0.15)	(0.21)
Year ended 3-31-2020	23.45	0.07	(3.45)	(3.38)	(0.11)	(1.99)	(2.10)
Year ended 3-31-2019	21.54	0.08	3.19	3.27	(0.08)	(1.28)	(1.36)
Year ended 3-31-2018	25.11	0.14	(0.79)	(0.65)	—	(2.92)	(2.92)
Year ended 3-31-2017	27.80	(0.03)	(0.23)	(0.26)	(0.14)	(2.29)	(2.43)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	24.11	(0.05)	3.33	3.28	—	—	—
Year ended 3-31-2021	18.32	0.06	5.96	6.02	(0.08)	(0.15)	(0.23)
Year ended 3-31-2020	23.86	0.12	(3.52)	(3.40)	(0.15)	(1.99)	(2.14)
Year ended 3-31-2019	21.90	0.17	3.21	3.38	(0.14)	(1.28)	(1.42)
Year ended 3-31-2018	25.45	0.23	(0.84)	(0.61)	(0.02)	(2.92)	(2.94)
Year ended 3-31-2017	28.15	(0.01)	(0.21)	(0.22)	(0.19)	(2.29)	(2.48)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	24.84	0.10	3.43	3.53	(0.05)	—	(0.05)
Year ended 3-31-2021	18.84	0.21	6.22	6.43	(0.28)	(0.15)	(0.43)
Year ended 3-31-2020	24.45	0.31	(3.60)	(3.29)	(0.33)	(1.99)	(2.32)
Year ended 3-31-2019	22.41	0.29	3.36	3.65	(0.33)	(1.28)	(1.61)
Year ended 3-31-2018	25.94	0.34	(0.77)	(0.43)	(0.18)	(2.92)	(3.10)
Year ended 3-31-2017	28.60	0.12	(0.15)	(0.03)	(0.34)	(2.29)	(2.63)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	25.05	0.12	3.47	3.59	(0.08)	—	(0.08)
Year ended 3-31-2021	18.99	0.25	6.27	6.52	(0.31)	(0.15)	(0.46)
Year ended 3-31-2020	24.63	0.38	(3.62)	(3.24)	(0.41)	(1.99)	(2.40)
Year ended 3-31-2019	22.57	0.39	3.36	3.75	(0.41)	(1.28)	(1.69)
Year ended 3-31-2018	26.11	0.41	(0.74)	(0.33)	(0.29)	(2.92)	(3.21)
Year ended 3-31-2017	28.75	0.13	(0.05)	0.08	(0.43)	(2.29)	(2.72)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	24.78	0.03	3.43	3.46	— *	—	— *
Year ended 3-31-2021	18.81	0.13	6.20	6.33	(0.21)	(0.15)	(0.36)
Year ended 3-31-2020	24.42	0.27	(3.62)	(3.35)	(0.27)	(1.99)	(2.26)
Year ended 3-31-2019	22.39	0.25	3.34	3.59	(0.28)	(1.28)	(1.56)
Year ended 3-31-2018	25.92	0.36	(0.85)	(0.49)	(0.12)	(2.92)	(3.04)
Year ended 3-31-2017	28.59	0.09	(0.17)	(0.08)	(0.30)	(2.29)	(2.59)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	25.09	0.15	3.48	3.63	(0.11)	—	(0.11)
Year ended 3-31-2021	19.02	0.28	6.28	6.56	(0.34)	(0.15)	(0.49)
Year ended 3-31-2020	24.66	0.43	(3.64)	(3.21)	(0.44)	(1.99)	(2.43)
Year ended 3-31-2019	22.59	0.57	3.23	3.80	(0.45)	(1.28)	(1.73)
Year ended 3-31-2018	26.15	0.63	(0.92)	(0.29)	(0.35)	(2.92)	(3.27)
Year ended 3-31-2017	28.78	0.29	(0.16)	0.13	(0.47)	(2.29)	(2.76)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	24.87	0.10	3.43	3.53	(0.05)	—	(0.05)
Year ended 3-31-2021	18.86	0.21	6.23	6.44	(0.28)	(0.15)	(0.43)
Year ended 3-31-2020	24.48	0.33	(3.60)	(3.27)	(0.36)	(1.99)	(2.35)
Year ended 3-31-2019	22.44	0.34	3.34	3.68	(0.36)	(1.28)	(1.64)
Year ended 3-31-2018	25.97	0.40	(0.79)	(0.39)	(0.22)	(2.92)	(3.14)
Year ended 3-31-2017	28.62	0.24	(0.21)	0.03	(0.39)	(2.29)	(2.68)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Real Estate Securities Fund to Delaware Ivy Securian Real Estate Securities Fund.

52	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$28.29	14.13%	$141		1.37	%(5)	0.59	%(5)	1.47	%(5)	0.49	%(5)	20%
Year ended 3-31-2021	24.82	34.24	130		1.45		0.79		1.55		0.69		76
Year ended 3-31-2020	18.83	-15.35	122		1.43		1.21		1.53		1.11		59
Year ended 3-31-2019	24.45	16.83	173		1.44		1.29		1.54		1.19		69
Year ended 3-31-2018	22.41	-2.58	189		1.42		1.51		1.52		1.41		68
Year ended 3-31-2017	25.94	0.02	261		1.43		0.87		1.53		0.77		77
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	26.68	12.86	—	*	3.12	(5)	-1.56	(5)	3.22	(5)	-1.66	(5)	20
Year ended 3-31-2021	23.64	32.87	—	*	2.49		0.21		2.59		0.11		76
Year ended 3-31-2020	17.97	-16.16	1		2.42		0.30		2.52		0.20		59
Year ended 3-31-2019	23.45	15.61	2		2.44		0.38		2.54		0.28		69
Year ended 3-31-2018	21.54	-3.48	2		2.39		0.57		2.49		0.47		68
Year ended 3-31-2017	25.11	-0.88	3		2.34		-0.10		2.44		-0.20		77
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	27.39	13.61	2		2.31	(5)	-0.38	(5)	2.41	(5)	-0.48	(5)	20
Year ended 3-31-2021	24.11	33.03	2		2.33		0.27		2.43		0.17		76
Year ended 3-31-2020	18.32	-15.99	3		2.25		0.50		2.35		0.40		59
Year ended 3-31-2019	23.86	15.90	6		2.19		0.74		2.29		0.64		69
Year ended 3-31-2018	21.90	-3.26	8		2.19		0.93		2.29		0.83		68
Year ended 3-31-2017	25.45	-0.72	15		2.16		-0.02		2.26		-0.12		77
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	28.32	14.21	3		1.26	(5)	0.70	(5)	1.86	(5)	0.10	(5)	20
Year ended 3-31-2021	24.84	34.41	3		1.31		0.96		1.77		0.50		76
Year ended 3-31-2020	18.84	-15.26	3		1.37		1.24		1.75		0.86		59
Year ended 3-31-2019	24.45	16.80	3		1.42		1.24		1.79		0.87		69
Year ended 3-31-2018	22.41	-2.54	3		1.43		1.34		1.79		0.98		68
Year ended 3-31-2017	25.94	—	4		1.45		0.44		1.79		0.10		77
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	28.56	14.33	133		1.07	(5)	0.88	(5)	1.17	(5)	0.78	(5)	20
Year ended 3-31-2021	25.05	34.68	127		1.08		1.15		1.18		1.05		76
Year ended 3-31-2020	18.99	-15.01	121		1.08		1.54		1.18		1.44		59
Year ended 3-31-2019	24.63	17.22	160		1.07		1.65		1.17		1.55		69
Year ended 3-31-2018	22.57	-2.17	173		1.06		1.60		1.16		1.50		68
Year ended 3-31-2017	26.11	0.39	208		1.05		0.45		1.15		0.35		77
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	28.24	13.98	—	*	1.72	(5)	0.24	(5)	1.82	(5)	0.14	(5)	20
Year ended 3-31-2021	24.78	33.88	—	*	1.67		0.61		1.77		0.51		76
Year ended 3-31-2020	18.81	-15.51	—	*	1.69		1.07		1.79		0.97		59
Year ended 3-31-2019	24.42	16.57	1		1.64		1.05		1.74		0.95		69
Year ended 3-31-2018	22.39	-2.79	1		1.66		1.40		1.76		1.30		68
Year ended 3-31-2017	25.92	-0.18	2		1.64		0.33		1.74		0.23		77
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	28.61	14.43	—	*	0.92	(5)	1.08	(5)	1.02	(5)	0.98	(5)	20
Year ended 3-31-2021	25.09	34.84	1		0.94		1.26		1.04		1.16		76
Year ended 3-31-2020	19.02	-14.86	—	*	0.94		1.70		1.04		1.60		59
Year ended 3-31-2019	24.66	17.42	1		0.91		2.40		1.01		2.30		69
Year ended 3-31-2018	22.59	-2.04	1		0.89		2.38		0.99		2.28		68
Year ended 3-31-2017	26.15	0.56	3		0.87		1.04		0.97		0.94		77
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	28.35	14.18	81		1.29	(5)	0.69	(5)	1.39	(5)	0.59	(5)	20
Year ended 3-31-2021	24.87	34.45	70		1.30		0.95		1.40		0.85		76
Year ended 3-31-2020	18.86	-15.21	63		1.29		1.35		1.39		1.25		59
Year ended 3-31-2019	24.48	16.99	90		1.28		1.45		1.38		1.35		69
Year ended 3-31-2018	22.44	-2.42	98		1.27		1.57		1.37		1.47		68
Year ended 3-31-2017	25.97	0.19	129		1.26		0.86		1.36		0.76		77

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	53

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy Asset Strategy Fund (formerly known as Ivy Asset Strategy Fund), Delaware Ivy Balanced Fund (formerly known as Ivy Balanced Fund), Delaware Ivy Energy Fund (formerly known as Ivy Energy Fund), Delaware Ivy LaSalle Global Real Estate Fund (formerly known as Ivy LaSalle Global Real Estate Fund), Delaware Ivy Natural Resources Fund (formerly known as Ivy Natural Resources Fund), Delaware Ivy Science and Technology Fund (formerly known as Ivy Science and Technology Fund) and Delaware Ivy Securian Real Estate Securities Fund (formerly known as Ivy Securian Real Estate Securities Fund) (each, a “Fund”) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager was Ivy Investment Management Company (“IICO” or the “Manager”) through April 30, 2021. Effective April 30, 2021, each Fund’s investment manager is Delaware Management Company (“DMC” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class R, Class R6 (formerly Class N), and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Certain Funds may also offer Class E shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A and Class E shares, a 1% contingent deferred sales charge (“CDSC”) will be imposed on certain purchases that are subsequently redeemed within a certain time period, all as more fully set forth in the Fund’s prospectus. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class R, Class R6 and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class R6 shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares and Class C shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews

54	SEMIANNUAL REPORT	2021

all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that

2021	SEMIANNUAL REPORT	55

may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield DMC, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays

56	SEMIANNUAL REPORT	2021

interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. The following subsequent events occurred through the date this report was issued.

Delaware Ivy Asset Strategy Fund. On September 13, 2021, the Board approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG portfolio managers Stefan Löwenthal and Jürgen Wurzer and Aaron D. Young of DMC to join F. Chace Brundige of DMC as Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Balanced Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Stefan Löwenthal and Jürgen Wurzer of Macquarie Investment Management Austria Kapitalanlage and Aaron D. Young of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

Delaware Ivy Energy Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Samuel Halpert and Geoffrey King of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Natural Resources Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Samuel Halpert and Geoffrey King of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Science and Technology Fund. On November 15, 2021, Gustaf C. Zinn was added as an additional portfolio manager for the Fund.

On November 1, 2021, the Funds, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit with Bank of New York Mellon and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

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Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. DMC, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of

58	SEMIANNUAL REPORT	2021

each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which values are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3, if any, occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2, if any, occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Delaware Ivy Balanced Fund invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

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Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Delaware Ivy Asset Strategy Fund and Delaware Ivy Science and Technology Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds are authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statements of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statements of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statements of Operations.

After a centrally cleared swap is accepted for clearing, a Fund may be required to deposit initial margin with a Clearing Member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statements of Assets and Liabilities.

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Delaware Ivy Asset Strategy Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by DMC. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, DMC actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. DMC consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

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Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2021:

Assets

					Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Delaware Ivy Asset Strategy Fund
Investments in unaffiliated securities at value*	Morgan Stanley & Co, Inc.	$205	$—	$205	$(205)	$—	$—	$—

*	Purchased options are reported as investments in unaffiliated securities on the Statements of Assets and Liabilities.

Liabilities

					Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Delaware Ivy Asset Strategy Fund
Written options at value	Morgan Stanley & Co, Inc.	$722	$—	$722	$(205)	$—	$(517)	$—

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2021:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Delaware Ivy Asset Strategy Fund	Equity	Investments in unaffiliated securities at value*	$381	Written options at value	$2,214
Delaware Ivy Balanced Fund	Interest rate	Unrealized appreciation on futures contracts**	832		—

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended September 30, 2021

Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended September 30, 2021:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Delaware Ivy Asset Strategy Fund	Equity	$(3,406)	$244	$—	$7,147	$—	$3,985
Delaware Ivy Balanced Fund	Interest rate	—	—	417	—	—	417
Delaware Ivy Science and Technology Fund	Equity	(10,127)	—	—	6,509	—	(3,618)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended September 30, 2021:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Delaware Ivy Asset Strategy Fund	Equity	$(5,327)	$(382)	$—	$(1,354)	$—	$(7,066)
Delaware Ivy Balanced Fund	Interest rate	—	—	832	—	—	832
Delaware Ivy Science and Technology Fund	Equity	3,536	—	—	(4,073)	—	(537)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2021, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Delaware Ivy Asset Strategy Fund	$—	$—	$—	$65,318	$4,915	$—
Delaware Ivy Balanced Fund	—	—	33,103	—	—	—
Delaware Ivy Science and Technology Fund	—	—	—	—	660	1,761

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	BASIS OF CONSOLIDATION FOR THE DELAWARE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Delaware Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2021 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ Company Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,621,518	$145,067	5.53%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	2,621,518	142	0.01%

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6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO served as each Fund’s investment manager through April 30, 2021. Effective April 30, 2021, DMC serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $8,000M	$8,000 to $10,000M	$10,000 to $13,000M	$13,000 to $28,000M	$28,000 to $53,000M	Over $53,000M
Delaware Ivy Asset Strategy Fund	0.700%	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%	0.550%	0.550%	0.545%	0.540%
Delaware Ivy Balanced Fund	0.700	0.700	0.650	0.600	0.550	0.540	0.540	0.530	0.530	0.530	0.530
Delaware Ivy Energy Fund	0.850	0.850	0.830	0.800	0.760	0.750	0.750	0.740	0.740	0.740	0.740
Delaware Ivy LaSalle Global Real Estate Fund	0.950	0.950	0.920	0.870	0.840	0.820	0.820	0.800	0.800	0.800	0.800
Delaware Ivy Natural Resources Fund	0.850	0.850	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700	0.700
Delaware Ivy Science and Technology Fund	0.850	0.850	0.830	0.800	0.760	0.760	0.755	0.755	0.750	0.750	0.750
Delaware Ivy Securian Real Estate Securities Fund	0.900	0.900	0.870	0.840	0.800	0.760	0.760	0.720	0.720	0.720	0.720

DMC has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between DMC and Securian Asset Management, Inc. (“Securian AM”), Securian AM serves as subadviser to Delaware Ivy Securian Real Estate Securities Fund. Under an agreement between DMC and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser to Delaware Ivy LaSalle Global Real Estate Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Through April 30, 2021, fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statements of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statements of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statements of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain

64	SEMIANNUAL REPORT	2021

levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) through April 30, 2021 and Delaware Distributors, L.P. (“DDLP”) effective April 30, 2021 for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate DDLP/IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate DDLP/IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate DDLP/IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate DDLP/IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, DDLP/IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to DDLP/IDI. During the period ended September 30, 2021, DDLP/IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales		CDSC							Commissions
	Commissions		Class A		Class B		Class C		Class E	Paid(1)
Delaware Ivy Asset Strategy Fund	$50		$—	*	$—		$2		$—	$23
Delaware Ivy Balanced Fund	164		1		—		4		—	56
Delaware Ivy Energy Fund	17		—	*	—		1		—	6
Delaware Ivy LaSalle Global Real Estate Fund	—	*	—	*	—		—	*	—	—	*
Delaware Ivy Natural Resources Fund	11		1		—		—	*	—	4
Delaware Ivy Science and Technology Fund	362		3		—	*	6		—	160
Delaware Ivy Securian Real Estate Securities Fund	9		—	*	—		—	*	—	3

*	Not shown due to rounding.

(1)	DDLP/IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

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Expense Reimbursements and/or Waivers. DMC, the Funds’ investment manager, DDLP, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2021 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Delaware Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-29-2022	0.97%	$55		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$10		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Balanced Fund	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$4		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Energy Fund	Class A	Contractual	10-16-2017	7-29-2022	1.35%	$100		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	7-29-2022	2.22%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	7-29-2022	2.09%	$10		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	7-29-2022	0.99%	$81		Shareholder Servicing
	Class R6	Voluntary	N/A	N/A	Not to exceed Class I	$—	*	Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$3		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy LaSalle Global Real Estate Fund	All Classes	Contractual	1-12-2017	7-29-2022	N/A	$70	(1)	Investment Management Fee
	Class A	Contractual	4-1-2013	7-29-2022	1.48%	$4		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	11-5-2018	7-29-2022	2.17%	$—		N/A
	Class I	Contractual	1-12-2017	7-29-2022	1.05%	$65		Shareholder Servicing
	Class R	Contractual	11-5-2018	7-29-2022	1.80%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class R6	Contractual	7-5-2017	7-29-2022	1.05%	$1		Shareholder Servicing
Delaware Ivy Natural Resources Fund	Class E	Contractual	8-1-2008	7-29-2022	1.17%	$17		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Science and Technology Fund	Class B	Contractual	2-26-2018	7-29-2022	2.01%	$5		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.23%(2)	$13		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$171		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Securian Real Estate Securities Fund	All Classes	Contractual	12-3-2012	7-29-2022	N/A	$185	(3)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-29-2022	1.22%(4)	$7		12b-1 Fees and/or Shareholder Servicing

*	Not shown due to rounding.

(1)	Due to Class A, Class B, Class I, Class R, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 1.24%.

(3)	The Fund’s investment management fee is being reduced by 0.10% of average daily net assets until July 29, 2022.

(4)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 1.31%.

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Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2021.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2021 follows:

	3-31-21 Value		Gross Additions	Gross Reductions		Realized Gain/(Loss)	Net Change in Unrealized Appreciation	9-30-21 Value		Distributions Received	Capital Gain Distributions
Delaware Ivy Asset Strategy Fund
Media Group Holdings LLC, Series H(1)(2)(3)	$—	*	$—	$408	(4)	$—	$—	$—	*	$—	$—
Media Group Holdings LLC, Series T(1)(2)(3)	—	*	—	—		—	—	—	*	—	—
New Cotai Participation Corp., Class B(1)(2)(3)	12,839		—	—		—	(8,929)	3,910		—	—

	$12,839					$—	$(8,929)	$3,910		$—	$—

	3-31-21 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	9-30-21 Value	Distributions Received	Capital Gain Distributions
Delaware Ivy Science and Technology Fund
ACI Worldwide, Inc.(1)	$326,752	$—	$77,039	$62,174	$(112,405)	$199,482	$—	$—
Marrone Bio Innovations, Inc.(1)	46,328	—	8,727	(3,386)	(19,964)	14,251	—	—
Marrone Bio Innovations, Inc., expires 12-15-21(2)	701	—	—	—	(622)	79	—	—
WNS (Holdings) Ltd. ADR(1)	342,200	—	199,459	166,398	(126,388)	182,751	—	—

	$715,981			$225,186	$(259,379)	$396,563	$—	$—

	3-31-21 Value				Net Change in Unrealized Depreciation		Interest Received
Marrone Bio Innovations, Inc., 8.000%, 12-31-22(2)	$4,873	—	—	—	$(17)	$4,856	$189	$—

*	Not shown due to rounding.

(1)	No dividends were paid during the preceding 12 months.

(2)	Restricted securities.

(3)	Securities whose value was determined using significant unobservable inputs.

(4)	The amount shown of $408 represents a return of capital.

2021	SEMIANNUAL REPORT	67

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Delaware Ivy Asset Strategy Fund	$12,370	$199,169	$—	$389,648
Delaware Ivy Balanced Fund	229,620	235,341	142,223	424,853
Delaware Ivy Energy Fund	—	18,108	—	39,074
Delaware Ivy LaSalle Global Real Estate Fund	—	32,796	—	45,386
Delaware Ivy Natural Resources Fund	—	28,359	—	38,325
Delaware Ivy Science and Technology Fund	—	2,675,460	—	3,412,423
Delaware Ivy Securian Real Estate Securities Fund	—	71,310	—	93,246

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Fund may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of September 30, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2021:

Fund	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Delaware Ivy Asset Strategy Fund	$76,206	$49,526	$3,314	$79,520
Delaware Ivy Balanced Fund	27,860	20,599	7,899	28,498
Delaware Ivy Energy Fund	2,949	3,019	—	3,019
Delaware Ivy Natural Resources Fund	9,438	1,971	7,748	9,719
Delaware Ivy Science and Technology Fund	31,355	32,139	—	32,139

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

68	SEMIANNUAL REPORT	2021

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Delaware Ivy Asset Strategy Fund				Delaware Ivy Balanced Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,844	$47,637	11,646	$260,013	2,848	$81,700	7,856	$198,786
Class B	1	24	1	27	1	33	12	277
Class C	157	3,764	390	8,050	204	5,776	568	14,005
Class E	59	1,532	105	2,331	N/A	N/A	—	—
Class I	991	26,043	3,611	80,503	2,252	64,872	4,499	112,449
Class R	60	1,545	151	3,228	37	1,068	67	1,708
Class R6	50	1,311	466	10,950	32	923	149	3,819
Class Y	106	2,759	279	6,127	36	1,036	115	2,825
Shares issued in reinvestment of distributions to shareholders:
Class A	655	17,173	1,629	36,917	72	2,085	3,317	84,592
Class B	2	39	14	290	— *	— *	28	706
Class C	47	1,140	281	5,915	— *	— *	560	14,149
Class E	19	490	47	1,069	N/A	N/A	— *	— *
Class I	317	8,448	867	19,942	65	1,895	2,068	52,721
Class R	10	266	31	693	—	—	28	722
Class R6	8	207	21	486	1	31	29	734
Class Y	46	1,199	131	2,974	1	20	36	912
Shares redeemed:
Class A	(4,529)	(117,251)	(12,557)	(275,257)	(3,715)	(106,752)	(9,026)	(224,028)
Class B	(281)	(6,676)	(774)	(15,473)	(282)	(7,930)	(600)	(14,600)
Class C	(1,429)	(34,296)	(12,574)	(261,356)	(1,478)	(41,906)	(6,353)	(158,315)
Class E	(110)	(2,871)	(279)	(6,114)	N/A	N/A	(10)	(237)
Class I	(3,829)	(100,682)	(8,978)	(199,260)	(3,420)	(98,534)	(8,378)	(207,844)
Class R	(177)	(4,527)	(618)	(13,080)	(35)	(998)	(231)	(5,822)
Class R6	(225)	(5,886)	(129)	(2,906)	(42)	(1,203)	(127)	(3,251)
Class Y	(435)	(11,293)	(1,615)	(36,104)	(69)	(2,006)	(264)	(6,606)
Net decrease	(6,643)	$(169,905)	(17,854)	$(370,035)	(3,492)	$(99,890)	(5,657)	$(132,298)

2021	SEMIANNUAL REPORT	69

	Delaware Ivy Energy Fund				Delaware Ivy LaSalle Global Real Estate Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,085	$13,769	4,271	$20,716	157	$1,820	122	$1,112
Class B	—	—	68	300	—	—	—	—
Class C	99	599	519	2,202	3	32	4	42
Class E	N/A	N/A	—	—	N/A	N/A	N/A	N/A
Class I	1,547	10,519	9,253	42,908	154	1,814	825	7,773
Class R	956	6,059	3,905	18,454	1	8	7	61
Class R6	245	1,677	526	2,685	11	127	416	3,905
Class Y	356	2,378	1,348	6,295	—	—	— *	— *
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	244	1,275	15	178	30	304
Class B	—	—	— *	2	— *	— *	— *	1
Class C	—	—	17	80	1	8	2	18
Class E	N/A	N/A	—	—	N/A	N/A	N/A	N/A
Class I	—	—	424	2,305	87	1,057	186	1,866
Class R	—	—	51	262	1	16	3	34
Class R6	—	—	12	64	20	250	45	448
Class Y	—	—	22	116	1	18	3	28
Shares redeemed:
Class A	(2,387)	(15,096)	(5,348)	(26,996)	(132)	(1,568)	(477)	(4,457)
Class B	(51)	(300)	(50)	(208)	(67)	(765)	(3)	(31)
Class C	(290)	(1,716)	(975)	(4,204)	(47)	(530)	(62)	(567)
Class E	N/A	N/A	(10)	(47)	N/A	N/A	N/A	N/A
Class I	(3,845)	(25,566)	(9,926)	(46,796)	(1,031)	(12,313)	(2,671)	(25,398)
Class R	(1,407)	(8,823)	(2,194)	(10,104)	(32)	(380)	(332)	(3,231)
Class R6	(208)	(1,420)	(453)	(2,144)	(238)	(2,824)	(1,760)	(15,741)
Class Y	(416)	(2,675)	(1,235)	(5,753)	(2)	(17)	(379)	(3,763)
Net increase (decrease)	(3,316)	$(20,595)	469	$1,412	(1,098)	$(13,069)	(4,041)	$(37,596)

70	SEMIANNUAL REPORT	2021

	Delaware Ivy Natural Resources Fund				Delaware Ivy Science and Technology Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	322	$4,217	854	$9,121	1,672	$163,563	4,916	$410,374
Class B	—	—	— *	1	1	61	5	274
Class C	27	290	120	983	106	8,121	404	25,869
Class E	11	149	17	186	33	3,157	75	6,156
Class I	501	6,869	1,530	16,336	1,707	191,000	4,135	381,361
Class R	151	1,945	402	4,362	84	7,871	381	29,129
Class R6	11	158	112	1,189	190	21,500	942	86,217
Class Y	71	954	201	2,207	205	21,582	1,052	91,484
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	31	352	—	—	4,871	428,661
Class B	—	—	—	—	—	—	32	2,074
Class C	—	—	— *	3	—	—	726	50,433
Class E	—	—	1	17	—	—	55	4,785
Class I	—	—	35	413	—	—	2,011	202,405
Class R	—	—	3	36	—	—	157	13,231
Class R6	—	—	1	7	—	—	134	13,632
Class Y	—	—	4	50	—	—	361	34,195
Shares redeemed:
Class A	(927)	(12,125)	(2,901)	(30,367)	(3,983)	(389,658)	(8,484)	(706,584)
Class B	(7)	(74)	(38)	(315)	(166)	(12,042)	(279)	(17,269)
Class C	(67)	(718)	(581)	(5,106)	(1,181)	(90,947)	(3,815)	(256,422)
Class E	(22)	(303)	(66)	(702)	(43)	(4,166)	(79)	(6,517)
Class I	(693)	(9,433)	(2,692)	(28,534)	(3,281)	(367,049)	(7,454)	(700,007)
Class R	(263)	(3,380)	(399)	(4,168)	(262)	(24,340)	(733)	(57,424)
Class R6	(15)	(206)	(380)	(4,231)	(240)	(27,412)	(685)	(64,105)
Class Y	(139)	(1,849)	(342)	(3,651)	(639)	(67,360)	(2,138)	(188,911)
Net decrease	(1,039)	$(13,506)	(4,088)	$(41,811)	(5,797)	$(566,119)	(3,410)	$(216,959)

2021	SEMIANNUAL REPORT	71

	Delaware Ivy Securian Real Estate Securities Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	184	$5,125	305	$6,649
Class B	1	15	— *	— *
Class C	5	134	6	123
Class E	4	114	4	92
Class I	372	10,626	898	19,568
Class R	4	118	7	146
Class R6	5	149	7	155
Class Y	262	7,432	208	4,607
Shares issued in reinvestment of distributions to shareholders:
Class A	7	197	101	2,214
Class B	—	—	— *	6
Class C	—	—	1	28
Class E	— *	5	2	48
Class I	13	379	112	2,475
Class R	— *	— *	— *	7
Class R6	— *	2	1	10
Class Y	5	139	57	1,247
Shares redeemed:
Class A	(463)	(12,906)	(1,656)	(35,822)
Class B	(16)	(415)	(34)	(714)
Class C	(20)	(542)	(89)	(1,884)
Class E	(9)	(254)	(37)	(785)
Class I	(811)	(23,227)	(2,289)	(49,997)
Class R	(4)	(107)	(8)	(172)
Class R6	(2)	(68)	(12)	(261)
Class Y	(221)	(6,290)	(809)	(17,692)
Net decrease	(684)	$(19,374)	(3,225)	$(69,952)

*	Not shown due to rounding.

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Delaware Ivy Asset Strategy Fund	$3,213,269	$686,987	$1,224,110	$(537,123)
Delaware Ivy Balanced Fund	2,021,781	610,951	22,833	588,118
Delaware Ivy Energy Fund	159,582	54,131	5,994	48,137
Delaware Ivy LaSalle Global Real Estate Fund	75,589	14,249	1,801	12,448
Delaware Ivy Natural Resources Fund	226,933	54,458	47,036	7,422
Delaware Ivy Science and Technology Fund	4,525,830	5,414,200	124,244	5,289,956
Delaware Ivy Securian Real Estate Securities Fund	221,618	139,531	—	139,531

72	SEMIANNUAL REPORT	2021

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended March 31, 2021 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
Delaware Ivy Asset Strategy Fund	$26,057	$147,715	$—	$—	$—
Delaware Ivy Balanced Fund	12,410	82,540	—	—	—
Delaware Ivy Energy Fund	1,155	—	—	—	—
Delaware Ivy LaSalle Global Real Estate Fund	1,602	—	—	—	—
Delaware Ivy Natural Resources Fund	3,640	—	—	—	—
Delaware Ivy Science and Technology Fund	3,434	335,154	—	—	—
Delaware Ivy Securian Real Estate Securities Fund	32	22,002	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2021 and 2020 were as follows:

	March 31, 2021		March 31, 2020
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Delaware Ivy Asset Strategy Fund	$44,766	$28,342	$54,824	$104,834
Delaware Ivy Balanced Fund	36,253	125,643	31,277	156,112
Delaware Ivy Energy Fund	4,213	—	—	—
Delaware Ivy LaSalle Global Real Estate Fund	2,850	—	6,056	2,484
Delaware Ivy Natural Resources Fund	925	—	6,264	—
Delaware Ivy Science and Technology Fund	—	792,158	16,927	813,408
Delaware Ivy Securian Real Estate Securities Fund	4,178	2,020	6,326	31,798

(1)	Includes short-term capital gains, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2021, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Delaware Ivy Asset Strategy Fund	$7,206	$—
Delaware Ivy Balanced Fund	—	—
Delaware Ivy Energy Fund	110,165	181,434
Delaware Ivy LaSalle Global Real Estate Fund	5,513	3,240
Delaware Ivy Natural Resources Fund	303,993	382,416
Delaware Ivy Science and Technology Fund	—	—
Delaware Ivy Securian Real Estate Securities Fund	—	—

Waddell & Reed Advisors Energy Fund was merged into Ivy Energy Fund as of October 16, 2017. At the time of the merger, Waddell & Reed Advisors Energy Fund had capital loss carryovers available to offset future gains of the Ivy Energy Fund.

These carryovers are annually limited to $3,780 plus any unused limitations from prior years and any built in gains realized.

2021	SEMIANNUAL REPORT	73

BOARD CONSIDERATIONS IN APPROVING DMC/SUB-ADVISORY AGREEMENTS	IVY FUNDS

(UNAUDITED)

Because there was no change of control of any of the Unaffiliated Sub-Advisors with respect to the Transaction and because the new Unaffiliated Sub-advisory Agreements with DMC were substantially similar to the prior Unaffiliated Sub-Advisors’ agreements with IICO, the Board considered the information previously provided by the Unaffiliated Sub-Advisors during the Board’s most recent annual contract renewal meeting or the meeting where an Unaffiliated Sub-Advisor was initially hired if the Unaffiliated Sub-Advisor was still within the initial term of its Unaffiliated Sub-Advisory Agreement. As a result, the Board focused primarily on the approval of DMC (and its Affiliated Sub-Advisors) and the terms of the DMC Advisory Agreement. Below is a description of the Board’s considerations.

At Meeting, the Board, including the Board’s Independent Trustees, considered and unanimously approved the DMC Advisory Agreements between the Trusts, on behalf of each Fund, and DMC. The Board also determined to recommend that shareholders of each Fund approve the proposed DMC Advisory Agreements. The Board’s Independent Trustees reviewed the approval of the DMC Advisory Agreement in executive sessions with their independent legal counsel at which no representatives of DMC or IICO were present. In voting their approval of the proposed Management Agreement at the Meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Background for the Board Approvals

At a meeting held on December 17, 2020, representatives of WDR, IICO and DMC met with the Board to discuss the merger agreement with Macquarie, pursuant to which Macquarie would acquire WDR. The Independent Trustees were advised that the Transaction, if completed, would constitute a change of control event and result in the termination of the IICO investment advisory agreements. The Independent Trustees were also advised that it was proposed that DMC, a wholly-owned subsidiary of Macquarie, would serve as the investment adviser to each Fund after the closing of the Transaction and that the Board would be asked to consider approval of the terms and conditions of the DMC Advisory Agreements with DMC and thereafter to submit the DMC Advisory Agreements to each Fund’s shareholders for approval.

In anticipation of the Transaction, the Trustees met at a series of subsequent meetings on January 6, 2021, January 9, 2021, and January 12, 2021, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the DMC Advisory Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a “Board Meeting”). During each of these Board Meetings, the Board sought additional and clarifying information as they deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent legal counsel to prepare formal due diligence requests (the “Diligence Requests”) that were submitted to DMC. The Diligence Requests sought information relevant to the Boards’ consideration of the DMC Advisory Agreements and distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. DMC provided documents and information in response to the Diligence Requests (the “Response Materials”). Senior management representatives of DMC, WDR and IICO participated in a portion of each Board Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel, who advised them on, among other things, their duties and obligations relating to their consideration of the DMC Advisory Agreements.

The Board’s evaluation of the DMC Advisory Agreements reflected the information provided specifically in connection with its review of the DMC Advisory Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the IICO investment advisory agreements at a meeting of the Board on August 11-12, 2020 (“2020 15(c) Board Meeting”) and at other subsequent Board meetings in 2020. The Board’s evaluation of the DMC Advisory Agreements also reflected the knowledge gained as Trustees of the Funds with respect to services provided by IICO and its affiliates.

The Board’s approvals and recommendations were based on their determination, within their business judgment, that it would be in the best interests of each Fund and the Fund’s respective shareholders, for DMC to provide investment advisory services to the Funds, following the closing of the Transaction.

Factors Considered in Approving the Proposed DMC Advisory Agreements

In connection with the Board’s consideration of the DMC Advisory Agreements, DMC and IICO advised the Board about a variety of matters, including the following:

•

The nature, extent, and quality of the services to be provided to the Funds by DMC post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by IICO.

74	SEMIANNUAL REPORT	2021

•	DMC’s stated commitment to maintaining and enhancing the Ivy Fund Complex shareholder experience.

•	DMC does not propose changes to the investment objective(s) of any Funds.

•	The DMC Advisory Agreement do not change any Fund’s contractual advisory fee rate.

•

The portfolio managers and portfolio management teams at IICO that manage the Funds are expected to continue to do so post-Transaction as employees of Macquarie, if they choose to become employees of Macquarie.

•	DMC proposes that the same Unaffiliated Sub-Advisors be retained post-Transaction.

•	DMC may utilize certain Affiliated Sub-Advisors to leverage Macquarie’s global equity and/or global fixed income investment platform in providing advisory, trading and other services to the Funds.

•

Delaware Distributors, L.P.’s (“DDLP”) distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

•	The support expressed by the current senior management team at IICO for the Transaction and IICO’s recommendation that the Board approve the DMC Advisory Agreements.

•

The commitments of Macquarie and WDR to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

•	In addition to the matters noted above, in their deliberations regarding approval of the DMC Advisory Agreements, the Board considered the factors discussed below, among others.

The Nature, Extent, and Quality of Services Expected to be Provided by DMC. The Board received and considered information regarding the nature, extent and quality of services expected to be provided by DMC. In evaluating the nature, extent and quality of services to be provided by DMC, the Board considered information provided by DMC regarding its advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition (both pre- and post-Closing). The Board also considered the capabilities, resources, and personnel of DMC, including senior and other personnel of IICO who had been extended offers to join DMC, in order to determine whether DMC is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to DMC. The Board recognized that the IICO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board also considered the policies and practices of DMC regarding the selection of broker/dealers and the execution of portfolio transactions. The Board considered the resources and infrastructure that DMC intends to devote to its compliance program to ensure compliance with applicable laws and regulations as well as DMC’s commitment to those programs. The Board also considered the resources that DMC has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by DMC related to its business, legal, and regulatory affairs. This review considered the resources available to DMC to provide the services specified under the DMC Advisory Agreements. The Board considered DMC’s financial condition, including the financing of the Transaction, and noted that DMC is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business. Finally, the Board considered that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by DMC compared to those currently provided by IICO.

The Board considered that, while it was proposed that DMC would become the investment adviser to the Funds, the same portfolio managers and portfolio management teams at IICO that manage Funds are expected to continue to do so after the Transaction as employees of Macquarie if they choose to become employees of Macquarie. The Board determined that they had considered the qualifications of the portfolio managers at IICO at the 2020 15(c) Board Meeting.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure post-Transaction, with expanded relief provided that Fund shareholders approved relying on DMC’s manager-of-managers relief. The Board considered that DMC’s experience in allocating assets to, and overseeing the advisory services of, its sub-advisers, was similar to IICO’s role in allocating assets to and overseeing the advisory services provided by the current sub-advisers to the Funds, as applicable. The Board considered that DMC may utilize certain affiliated sub-advisors to leverage Macquarie’s global equity and/or global fixed income investment platform in providing advisory, trading and other services to the Funds.

The Board considered that the terms and conditions of the DMC Advisory Agreements are substantially similar to the terms and conditions of the IICO investment advisory agreements.

After review of these and other considerations, the Board concluded that DMC will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by IICO, and that these services are appropriate in nature and extent in light of the Funds’ operations and investor needs.

Performance of the Funds. With respect to the performance of the Funds, the Board considered their review at the 2020 15(c) Board Meeting of peer group and benchmark investment performance comparison data relating to each Fund’s

2021	SEMIANNUAL REPORT	75

long-term performance record for similar accounts. The Board considered that information reviewed at the 2020 15(c) Board Meeting would be relevant given that the Funds are expected to retain their current portfolio managers, portfolio management teams or unaffiliated Sub-Advisors. Based on information presented to the Board at the 2020 15(c) Board Meeting and its discussions with DMC, the Board concluded that DMC is capable of generating a level of long-term investment performance that is appropriate in light of each Fund’s investment objectives, strategies and restrictions.

Fees to Be Paid to DMC and Expenses of the Funds. The Board considered that they had reviewed each Fund’s existing advisory fee rate at the 2020 15(c) Board Meeting. The Board considered that the DMC Advisory Agreements do not change any Fund’s contractual advisory fee rate. The Board also considered that DMC and IICO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an “unfair burden” on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the change of control event, for so long as the requirements of Section 15(f) apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by DMC. The Board concluded that the retention of DMC was unlikely to impose an unfair burden on the Funds’ because, after the Transaction, none of IICO, DMC, DDLP, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that DMC’s advisory fee is fair and reasonable in light of the nature, extent and quality of services to be provided to the Fund under the DMC Advisory Agreements.

Extent to Which DMC May Realize Economies of Scale as the Funds Grow Larger and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Shareholders. The Board considered potential or anticipated economies of scale in relation to the services DMC would provide to each Fund. The Board considered that the DMC Advisory Agreements include the same advisory fee breakpoints for the same Funds as the IICO investment advisory agreements. The Board also considered DMC’s representation that the significant increase in its assets under management post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board also considered DMC’s representation that it expected to realize economies of scale in connection with the operation of the Funds, specifically by achieving operational efficiencies, cost synergies and possible consolidation of service providers and vendors. The Board noted that they will have the opportunity to periodically re-examine whether a Fund or the respective Trust has achieved economies of scale, and the appropriateness of investment advisory fees payable to DMC, in the future.

Profits to be Realized by DMC and its Affiliates from Their Relationship with the Trusts. The Board considered the benefits DMC and its affiliates may derive from their relationship with the Funds. The Board also considered information on DMC’s profitability that was provided to the board of trustees of the Delaware Funds by Macquarie complex in connection with their most recent 15(c) process. The Board considered DMC’s representation that the fully integrated Ivy Fund Complex, including investments to support ongoing growth, was expected to have an overall marginally positive impact on DMC’s overall financial profitability. The Board considered that the expected profitability of DMC and its affiliates was not excessive in light of the nature, extent and quality of the services to be provided to each Fund. The Board noted the difficulty of accurately projecting profitability under the current circumstances and noted that they would have the opportunity to give further consideration to DMC’s profitability with respect to the Funds at the end of the initial two-year term of the DMC Advisory Agreements.

Fall-Out Benefits to DMC and its Affiliates. The Board considered the possible fall-out benefits and other types of benefits that may accrue to DMC and its affiliates. The Board noted that the Transaction provides DMC and its affiliates the opportunity to deliver investment products and services to the WDR network. The Board considered that the Transaction, if completed, would significantly increase DMC’s assets under management and expand DMC’s investment capabilities and relationships with certain wealth management intermediaries. Specifically, the Board considered that upon completion of the Transaction, Macquarie has agreed to sell WDR’s wealth management platform to LPL Financial Holdings Inc. This increased size and diversification could facilitate DMC’s continued investment in its business and products, which DMC would be able to leverage across a broader base of assets. DMC also would be able to use trading commission credits from the Funds’ transactions in securities to “purchase” third-party research and execution services to support its investment process. Based on their review, the Boards determined that any “fall-out” benefits and other types of benefits that may accrue to DMC are fair and reasonable.

Conclusions. Based on the foregoing and other relevant considerations, at the January 2021 Meeting, the Board, including a majority of the Independent Trustees, acting within their business judgment, (1) concluded that the terms of the DMC Advisory Agreements are fair and reasonable and that approval of the DMC Advisory Agreements is in the best interests of each Fund and its respective shareholders, (2) voted to approve the DMC Advisory Agreements, and (3) voted to recommend approval of the DMC Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of their decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the DMC Advisory Agreements and to recommend approval of the DMC Advisory Agreements by shareholders of the Funds.

76	SEMIANNUAL REPORT	2021

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2021	SEMIANNUAL REPORT	77

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78	SEMIANNUAL REPORT	2021

DELAWARE FUNDS BY MACQUARIE FAMILY

Domestic Equity Funds

Delaware Ivy Accumulative Fund

Delaware Ivy Core Equity Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Mid Cap Growth Fund

Delaware Ivy Mid Cap Income Opportunities Fund

Delaware Ivy Small Cap Core Fund

Delaware Ivy Small Cap Growth Fund

Delaware Ivy Value Fund

Global/International Funds

Delaware Ivy Emerging Markets Equity Fund

Delaware Ivy Global Equity Income Fund

Delaware Ivy Global Growth Fund

Delaware Ivy International Small Cap Fund

Delaware Ivy International Core Equity Fund

Delaware Ivy Managed International Opportunities Fund

Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund

Delaware Ivy Pzena International Value Fund

Index Funds

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund

Delaware Ivy ProShares MSCI ACWI Index Fund

Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund

Delaware Ivy ProShares S&P 500 Bond Index Fund

Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Delaware Ivy Apollo Multi-Asset Income Fund

Delaware Ivy Asset Strategy Fund

Delaware Ivy Balanced Fund

Delaware Ivy Energy Fund

Delaware Ivy LaSalle Global Real Estate Fund

Delaware Ivy Natural Resources Fund

Delaware Ivy Science and Technology Fund

Delaware Ivy Securian Real Estate Securities Fund

Delaware Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Delaware Ivy Apollo Strategic Income Fund

Delaware Ivy California Municipal High Income Fund

Delaware Ivy Corporate Bond Fund

Delaware Ivy Crossover Credit Fund

Delaware Ivy Global Bond Fund

Delaware Ivy Government Securities Fund

Delaware Ivy High Income Fund

Delaware Ivy Limited-Term Bond Fund

Delaware Ivy Municipal Bond Fund

Delaware Ivy Municipal High Income Fund

Delaware Ivy Pictet Targeted Return Bond Fund

Delaware Ivy PineBridge High Yield Fund

Delaware Ivy Securian Core Bond Fund

Money Market Funds

Delaware Ivy Cash Management Fund

Delaware Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Delaware Management Company and distributed by Delaware Distributors, L.P.

2021	SEMIANNUAL REPORT	79

SEMIANN-IVYSPEC (9-21)

Semiannual Report SEPTEMBER 30, 2021

Ticker
	Class A	Class B	Class C	Class E	Class I	Class R6*	Class R	Class Y
IVY FUNDS

Delaware Ivy Core Equity Fund(1)	WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	ICEQX	IYCEX	WCEYX

Delaware Ivy Emerging Markets Equity Fund(2)	IPOAX	IPOBX	IPOCX		IPOIX	IMEGX	IYPCX	IPOYX

Delaware Ivy Global Bond Fund(3)	IVSAX	IVSBX	IVSCX		IVSIX	IVBDX	IYGOX	IVSYX

Delaware Ivy Global Equity Income Fund(4)	IBIAX	IBIBX	IBICX	IBIEX	IBIIX	IICNX	IYGEX	IBIYX

Delaware Ivy Global Growth Fund(5)	IVINX	IVIBX	IVNCX		IGIIX	ITGRX	IYIGX	IVIYX

Delaware Ivy Government Money Market Fund(6)	WRAXX	WRBXX	WRCXX	IVEXX		WRNXX

Delaware Ivy High Income Fund(7)	WHIAX	WHIBX	WRHIX	IVHEX	IVHIX	IHIFX	IYHIX	WHIYX

Delaware Ivy International Core Equity Fund(8)	IVIAX	IIFBX	IVIFX	IICEX	ICEIX	IINCX	IYITX	IVVYX

Delaware Ivy Large Cap Growth Fund(9)	WLGAX	WLGBX	WLGCX	ILCEX	IYGIX	ILGRX	WLGRX	WLGYX

Delaware Ivy Limited-Term Bond Fund(10)	WLTAX	WLTBX	WLBCX	IVLEX	ILTIX	ILMDX	IYLTX	WLTYX

Delaware Ivy Managed International Opportunities Fund(11)	IVTAX	IVTBX	IVTCX		IVTIX	IVTNX	IYMGX	IVTYX

Delaware Ivy Mid Cap Growth Fund(12)	WMGAX	WMGBX	WMGCX	IMCEX	IYMIX	IGRFX	WMGRX	WMGYX

Delaware Ivy Mid Cap Income Opportunities Fund(13)	IVOAX		IVOCX		IVOIX	IVOSX	IVORX	IVOYX

Delaware Ivy Municipal Bond Fund(14)	WMBAX	WMBBX	WMBCX		IMBIX	IMBNX		WMBYX

Delaware Ivy Municipal High Income Fund(15)	IYIAX	IYIBX	IYICX		WYMHX	IYINX		IYIYX

Delaware Ivy Pzena International Value Fund(16)	ICDAX	ICDBX	ICDCX		ICVIX	ICNGX	IYCUX	ICDYX

Delaware Ivy Securian Core Bond Fund(17)	IBOAX	IBOBX	IBOCX	IVBEX	IVBIX	IBNDX	IYBDX	IBOYX

Delaware Ivy Small Cap Core Fund(18)	IYSAX	IYSBX	IYSCX		IVVIX	ISPVX	IYSMX	IYSYX

Delaware Ivy Small Cap Growth Fund(19)	WSGAX	WSGBX	WRGCX	ISGEX	IYSIX	IRGFX	WSGRX	WSCYX

Delaware Ivy Value Fund(20)	IYVAX	IYVBX	IYVCX		IYAIX	IVALX	IYVLX	IYVYX

*	Effective July 1, 2021, references to Class N are replaced with Class R6 for each applicable Fund.
(1)	Effective July 1, 2021, the name of Ivy Core Equity Fund changed to Delaware Ivy Core Equity Fund.
(2)	Effective July 1, 2021, the name of Ivy Emerging Markets Equity Fund changed to Delaware Ivy Emerging Markets Equity Fund.
(3)	Effective July 1, 2021, the name of Ivy Global Bond Fund changed to Delaware Ivy Global Bond Fund.
(4)	Effective July 1, 2021, the name of Ivy Global Equity Income Fund changed to Delaware Ivy Global Equity Income Fund.
(5)	Effective July 1, 2021, the name of Ivy Global Growth Fund changed to Delaware Ivy Global Growth Fund.
(6)	Effective July 1, 2021, the name of Ivy Government Money Market Fund changed to Delaware Ivy Government Money Market Fund.
(7)	Effective July 1, 2021, the name of Ivy High Income Fund changed to Delaware Ivy High Income Fund.
(8)	Effective July 1, 2021, the name of Ivy International Core Equity Fund changed to Delaware Ivy International Core Equity Fund.
(9)	Effective July 1, 2021, the name of Ivy Large Cap Growth Fund changed to Delaware Ivy Large Cap Growth Fund.
(10)	Effective July 1, 2021, the name of Ivy Limited-Term Bond Fund changed to Delaware Ivy Limited-Term Bond Fund.
(11)	Effective July 1, 2021, the name of Ivy Managed International Opportunities Fund changed to Delaware Ivy Managed International Opportunities Fund.
(12)	Effective July 1, 2021, the name of Ivy Mid Cap Growth Fund changed to Delaware Ivy Mid Cap Growth Fund.
(13)	Effective July 1, 2021, the name of Ivy Mid Cap Income Opportunities Fund changed to Delaware Ivy Mid Cap Income Opportunities Fund.
(14)	Effective July 1, 2021, the name of Ivy Municipal Bond Fund changed to Delaware Ivy Municipal Bond Fund.
(15)	Effective July 1, 2021, the name of Ivy Municipal High Income Fund changed to Delaware Ivy Municipal High Income Fund.
(16)	Effective July 1, 2021, the name of Ivy Pzena International Value Fund changed to Delaware Ivy Pzena International Value Fund.
(17)	Effective July 1, 2021, the name of Ivy Securian Core Bond Fund changed to Delaware Ivy Securian Core Bond Fund.
(18)	Effective July 1, 2021, the name of Ivy Small Cap Core Fund changed to Delaware Ivy Small Cap Core Fund.
(19)	Effective July 1, 2021, the name of Ivy Small Cap Growth Fund changed to Delaware Ivy Small Cap Growth Fund.
(20)	Effective July 1, 2021, the name of Ivy Value Fund changed to Delaware Ivy Value Fund.

CONTENTS	IVY FUNDS

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus and the summary prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

2

CONTENTS	IVY FUNDS

3

CONTENTS	IVY FUNDS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/ivy.

To view your shareholder statement online, go to www.ivyinvestments.com, log in to your account, and select “Statements,” or to view a mutual fund fee and expense calculator, visit https://tools.finra.org/fund_analyzer/.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

4

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Core Equity Fund(a)
Class A	$1,000	$1,098.80	$5.04	$1,000	$1,020.23	$4.85	0.96%
Class B**	$1,000	$1,092.20	$10.88	$1,000	$1,014.66	$10.48	2.08%
Class C	$1,000	$1,093.50	$9.53	$1,000	$1,015.94	$9.17	1.82%
Class E	$1,000	$1,098.20	$5.14	$1,000	$1,020.15	$4.95	0.97%
Class I	$1,000	$1,099.20	$4.20	$1,000	$1,021.10	$4.04	0.79%
Class R	$1,000	$1,096.50	$7.34	$1,000	$1,018.08	$7.06	1.39%
Class R6^	$1,000	$1,100.40	$3.36	$1,000	$1,021.85	$3.23	0.64%
Class Y	$1,000	$1,099.50	$4.41	$1,000	$1,020.86	$4.24	0.84%

See footnotes on page 10.

2021	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Emerging Markets Equity Fund(b)
Class A	$1,000	$960.10	$6.66	$1,000	$1,018.29	$6.86	1.35%
Class B**	$1,000	$954.60	$12.02	$1,000	$1,012.79	$12.38	2.45%
Class C	$1,000	$956.40	$10.17	$1,000	$1,014.66	$10.48	2.08%
Class I	$1,000	$961.40	$4.90	$1,000	$1,020.11	$5.05	0.99%
Class R	$1,000	$958.20	$8.22	$1,000	$1,016.64	$8.47	1.68%
Class R6^	$1,000	$962.00	$4.61	$1,000	$1,020.36	$4.75	0.94%
Class Y	$1,000	$959.90	$6.47	$1,000	$1,018.42	$6.66	1.33%
Delaware Ivy Global Bond Fund(c)
Class A	$1,000	$1,013.90	$4.83	$1,000	$1,020.25	$4.85	0.96%
Class B**	$1,000	$1,010.20	$8.44	$1,000	$1,016.64	$8.47	1.68%
Class C	$1,000	$1,010.90	$8.65	$1,000	$1,016.44	$8.67	1.72%
Class I	$1,000	$1,015.90	$3.73	$1,000	$1,021.36	$3.74	0.74%
Class R	$1,000	$1,012.30	$7.34	$1,000	$1,017.73	$7.36	1.46%
Class R6^	$1,000	$1,015.10	$3.53	$1,000	$1,021.54	$3.54	0.70%
Class Y	$1,000	$1,013.80	$4.83	$1,000	$1,020.25	$4.85	0.96%
Delaware Ivy Global Equity Income Fund(d)
Class A	$1,000	$1,022.80	$6.17	$1,000	$1,018.97	$6.16	1.22%
Class B**	$1,000	$1,020.00	$9.70	$1,000	$1,015.47	$9.67	1.92%
Class C	$1,000	$1,018.90	$10.20	$1,000	$1,015.00	$10.18	2.01%
Class E	$1,000	$1,024.20	$5.47	$1,000	$1,019.62	$5.45	1.09%
Class I	$1,000	$1,024.20	$4.66	$1,000	$1,020.47	$4.65	0.92%
Class R	$1,000	$1,021.20	$7.78	$1,000	$1,017.37	$7.77	1.53%
Class R6^	$1,000	$1,024.90	$3.95	$1,000	$1,021.12	$3.94	0.79%
Class Y	$1,000	$1,023.00	$6.07	$1,000	$1,019.12	$6.06	1.19%
Delaware Ivy Global Growth Fund(e)
Class A	$1,000	$1,061.00	$6.60	$1,000	$1,018.68	$6.46	1.27%
Class B**	$1,000	$1,054.30	$12.94	$1,000	$1,012.47	$12.68	2.52%
Class C	$1,000	$1,056.10	$11.31	$1,000	$1,014.10	$11.08	2.18%
Class I	$1,000	$1,062.20	$5.46	$1,000	$1,019.78	$5.35	1.06%
Class R	$1,000	$1,058.90	$8.54	$1,000	$1,016.77	$8.37	1.66%
Class R6^	$1,000	$1,062.90	$4.74	$1,000	$1,020.49	$4.65	0.91%
Class Y	$1,000	$1,061.00	$6.60	$1,000	$1,018.65	$6.46	1.27%
Delaware Ivy Government Money Market Fund(f)
Class A	$1,000	$1,000.00	$0.30	$1,000	$1,024.75	$0.30	0.06%
Class B**	$1,000	$1,000.00	$0.40	$1,000	$1,024.67	$0.40	0.08%
Class C**	$1,000	$1,000.00	$0.30	$1,000	$1,024.75	$0.30	0.06%
Class E	$1,000	$1,000.00	$0.30	$1,000	$1,024.76	$0.30	0.06%
Class N	$1,000	$1,000.00	$0.30	$1,000	$1,024.77	$0.30	0.06%
See footnotes on page 10.

6	SEMIANNUAL REPORT	2021

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy High Income Fund(g)
Class A	$1,000	$1,032.00	$4.78	$1,000	$1,020.34	$4.75	0.94%
Class B**	$1,000	$1,027.90	$8.62	$1,000	$1,016.56	$8.57	1.70%
Class C	$1,000	$1,028.30	$8.42	$1,000	$1,016.76	$8.37	1.66%
Class E	$1,000	$1,031.50	$5.28	$1,000	$1,019.87	$5.25	1.04%
Class I	$1,000	$1,033.10	$3.76	$1,000	$1,021.38	$3.74	0.73%
Class R	$1,000	$1,030.00	$6.80	$1,000	$1,018.40	$6.76	1.33%
Class R6^	$1,000	$1,033.90	$2.95	$1,000	$1,022.12	$2.93	0.59%
Class Y	$1,000	$1,032.00	$4.78	$1,000	$1,020.34	$4.75	0.94%
Delaware Ivy International Core Equity Fund(h)
Class A	$1,000	$1,042.90	$6.23	$1,000	$1,018.94	$6.16	1.23%
Class B**	$1,000	$1,038.80	$10.60	$1,000	$1,014.68	$10.48	2.08%
Class C	$1,000	$1,039.20	$9.79	$1,000	$1,015.48	$9.67	1.92%
Class E	$1,000	$1,043.50	$6.03	$1,000	$1,019.20	$5.96	1.17%
Class I	$1,000	$1,045.00	$3.99	$1,000	$1,021.14	$3.94	0.79%
Class R	$1,000	$1,041.40	$7.76	$1,000	$1,017.43	$7.67	1.53%
Class R6^	$1,000	$1,045.40	$3.99	$1,000	$1,021.14	$3.94	0.79%
Class Y	$1,000	$1,043.00	$6.03	$1,000	$1,019.19	$5.96	1.18%
Delaware Ivy Large Cap Growth Fund(i)
Class A	$1,000	$1,147.90	$5.05	$1,000	$1,020.32	$4.75	0.95%
Class B**	$1,000	$1,143.00	$9.75	$1,000	$1,015.92	$9.17	1.83%
Class C	$1,000	$1,143.60	$9.54	$1,000	$1,016.15	$8.97	1.78%
Class E	$1,000	$1,147.20	$5.80	$1,000	$1,019.66	$5.45	1.08%
Class I	$1,000	$1,149.60	$3.44	$1,000	$1,021.87	$3.23	0.64%
Class R	$1,000	$1,145.80	$7.40	$1,000	$1,018.22	$6.96	1.37%
Class R6^	$1,000	$1,149.80	$3.33	$1,000	$1,021.93	$3.13	0.64%
Class Y	$1,000	$1,147.90	$5.05	$1,000	$1,020.32	$4.75	0.95%
Delaware Ivy Limited-Term Bond Fund(j)
Class A	$1,000	$1,004.20	$4.41	$1,000	$1,020.67	$4.45	0.88%
Class B**	$1,000	$999.30	$13.40	$1,000	$1,011.65	$13.48	2.68%
Class C	$1,000	$1,000.40	$8.20	$1,000	$1,016.84	$8.27	1.64%
Class E	$1,000	$1,004.10	$4.51	$1,000	$1,020.55	$4.55	0.90%
Class I	$1,000	$1,005.20	$3.41	$1,000	$1,021.68	$3.44	0.68%
Class R	$1,000	$1,002.20	$6.41	$1,000	$1,018.69	$6.46	1.27%
Class R6^	$1,000	$1,006.00	$2.61	$1,000	$1,022.44	$2.63	0.52%
Class Y	$1,000	$1,004.20	$4.41	$1,000	$1,020.66	$4.45	0.88%

See footnotes on page 10.

2021	SEMIANNUAL REPORT	7

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Managed International Opportunities Fund(3)(k)
Class A	$1,000	$1,018.40	$2.32	$1,000	$1,022.79	$2.33	0.46%
Class B**	$1,000	$1,014.80	$6.35	$1,000	$1,018.81	$6.36	1.25%
Class C	$1,000	$1,014.70	$6.35	$1,000	$1,018.81	$6.36	1.25%
Class I	$1,000	$1,019.00	$0.81	$1,000	$1,024.30	$0.81	0.16%
Class R	$1,000	$1,016.80	$3.33	$1,000	$1,021.77	$3.34	0.66%
Class R6^	$1,000	$1,019.00	$0.71	$1,000	$1,024.32	$0.71	0.16%
Class Y	$1,000	$1,018.40	$1.92	$1,000	$1,023.19	$1.92	0.38%
Delaware Ivy Mid Cap Growth Fund(l)
Class A	$1,000	$1,090.90	$5.96	$1,000	$1,019.39	$5.76	1.13%
Class B**	$1,000	$1,085.80	$10.85	$1,000	$1,014.72	$10.48	2.07%
Class C	$1,000	$1,086.70	$10.02	$1,000	$1,015.47	$9.67	1.91%
Class E	$1,000	$1,090.30	$6.48	$1,000	$1,018.88	$6.26	1.24%
Class I	$1,000	$1,092.80	$4.08	$1,000	$1,021.12	$3.94	0.79%
Class R	$1,000	$1,088.80	$8.04	$1,000	$1,017.34	$7.77	1.54%
Class R6^	$1,000	$1,092.90	$4.19	$1,000	$1,021.12	$4.04	0.79%
Class Y	$1,000	$1,091.00	$5.96	$1,000	$1,019.39	$5.76	1.13%
Delaware Ivy Mid Cap Income Opportunities Fund(m)
Class A	$1,000	$1,041.50	$6.12	$1,000	$1,019.02	$6.06	1.21%
Class C	$1,000	$1,036.80	$10.08	$1,000	$1,015.19	$9.98	1.97%
Class I	$1,000	$1,043.00	$4.29	$1,000	$1,020.91	$4.24	0.83%
Class R	$1,000	$1,039.00	$8.05	$1,000	$1,017.13	$7.97	1.58%
Class R6^	$1,000	$1,043.00	$4.29	$1,000	$1,020.91	$4.24	0.83%
Class Y	$1,000	$1,040.90	$6.22	$1,000	$1,018.98	$6.16	1.21%
Delaware Ivy Municipal Bond Fund(n)
Class A	$1,000	$1,005.60	$4.21	$1,000	$1,020.90	$4.24	0.83%
Class B**	$1,000	$999.10	$13.99	$1,000	$1,011.06	$14.08	2.79%
Class C	$1,000	$1,001.20	$8.61	$1,000	$1,016.47	$8.67	1.71%
Class I	$1,000	$1,006.20	$3.51	$1,000	$1,021.56	$3.54	0.70%
Class R6^	$1,000	$1,006.80	$3.01	$1,000	$1,022.09	$3.03	0.59%
Class Y	$1,000	$1,005.70	$4.21	$1,000	$1,020.91	$4.24	0.83%
Delaware Ivy Municipal High Income Fund(o)
Class A	$1,000	$1,028.60	$4.46	$1,000	$1,020.66	$4.45	0.88%
Class B**	$1,000	$1,024.60	$8.20	$1,000	$1,016.95	$8.17	1.62%
Class C	$1,000	$1,025.00	$8.00	$1,000	$1,017.16	$7.97	1.58%
Class I	$1,000	$1,030.00	$3.05	$1,000	$1,022.02	$3.03	0.61%
Class R6^	$1,000	$1,030.10	$3.05	$1,000	$1,022.07	$3.03	0.60%
Class Y	$1,000	$1,028.60	$4.46	$1,000	$1,020.66	$4.45	0.88%

See footnotes on page 10.

8	SEMIANNUAL REPORT	2021

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Pzena International Value Fund(p)
Class A	$1,000	$1,005.40	$7.22	$1,000	$1,017.91	$7.26	1.43%
Class B**	$1,000	$980.00	$24.95	$1,000	$999.84	$25.20	5.03%
Class C	$1,000	$1,001.20	$11.31	$1,000	$1,013.79	$11.38	2.25%
Class I	$1,000	$1,006.80	$5.42	$1,000	$1,019.66	$5.45	1.08%
Class R	$1,000	$1,003.80	$8.82	$1,000	$1,016.27	$8.87	1.76%
Class R6^	$1,000	$1,007.30	$4.62	$1,000	$1,020.46	$4.65	0.92%
Class Y	$1,000	$1,005.80	$6.72	$1,000	$1,018.37	$6.76	1.34%
Delaware Ivy Securian Core Bond Fund(q)
Class A	$1,000	$1,025.20	$4.35	$1,000	$1,020.74	$4.34	0.86%
Class B**	$1,000	$1,018.50	$10.80	$1,000	$1,014.38	$10.78	2.13%
Class C	$1,000	$1,021.20	$8.39	$1,000	$1,016.81	$8.37	1.65%
Class E	$1,000	$1,024.70	$4.76	$1,000	$1,020.33	$4.75	0.95%
Class I	$1,000	$1,027.30	$2.23	$1,000	$1,022.83	$2.23	0.45%
Class R	$1,000	$1,023.40	$6.07	$1,000	$1,019.06	$6.06	1.20%
Class R6^	$1,000	$1,027.30	$2.23	$1,000	$1,022.83	$2.23	0.45%
Class Y	$1,000	$1,025.20	$4.35	$1,000	$1,020.74	$4.34	0.86%
Delaware Ivy Small Cap Core Fund(r)
Class A	$1,000	$996.90	$6.69	$1,000	$1,018.39	$6.76	1.33%
Class B**	$1,000	$989.00	$13.72	$1,000	$1,011.29	$13.88	2.75%
Class C	$1,000	$993.60	$10.27	$1,000	$1,014.74	$10.38	2.06%
Class I	$1,000	$999.20	$4.40	$1,000	$1,020.63	$4.45	0.89%
Class R	$1,000	$995.50	$8.18	$1,000	$1,016.85	$8.27	1.64%
Class R6^	$1,000	$999.20	$4.40	$1,000	$1,020.63	$4.45	0.89%
Class Y	$1,000	$997.10	$6.49	$1,000	$1,018.56	$6.56	1.33%
Delaware Ivy Small Cap Growth Fund(s)
Class A	$1,000	$1,018.80	$6.16	$1,000	$1,018.96	$6.16	1.22%
Class B**	$1,000	$1,013.90	$10.88	$1,000	$1,014.22	$10.88	2.17%
Class C	$1,000	$1,015.00	$10.28	$1,000	$1,014.87	$10.28	2.04%
Class E	$1,000	$1,018.70	$6.56	$1,000	$1,018.59	$6.56	1.30%
Class I	$1,000	$1,020.60	$4.45	$1,000	$1,020.63	$4.45	0.89%
Class R	$1,000	$1,017.20	$8.07	$1,000	$1,017.03	$8.07	1.60%
Class R6^	$1,000	$1,020.80	$4.34	$1,000	$1,020.74	$4.34	0.86%
Class Y	$1,000	$1,019.00	$6.16	$1,000	$1,018.96	$6.16	1.22%

See footnotes on page 10.

2021	SEMIANNUAL REPORT	9

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*	Beginning Account Value 3-31-21	Ending Account Value 9-30-21	Expenses Paid During Period*
Delaware Ivy Value Fund(t)
Class A	$1,000	$1,071.80	$5.90	$1,000	$1,019.37	$5.76	1.14%
Class B**	$1,000	$1,065.10	$11.98	$1,000	$1,013.51	$11.68	2.31%
Class C	$1,000	$1,067.00	$10.13	$1,000	$1,015.23	$9.87	1.96%
Class I	$1,000	$1,073.10	$4.66	$1,000	$1,020.60	$4.55	0.89%
Class R	$1,000	$1,071.20	$7.77	$1,000	$1,017.52	$7.57	1.50%
Class R6^	$1,000	$1,073.80	$3.84	$1,000	$1,021.38	$3.74	0.74%
Class Y	$1,000	$1,071.50	$5.90	$1,000	$1,019.34	$5.76	1.14%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2021, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized Expense Ratio Based on the Six-Month Period does not include expenses of Underlying Ivy Funds in which Delaware Ivy Managed International Opportunities Fund invests.

^	Effective July 1, 2021, references to Class N are replaced with Class R6 for each applicable Fund.

(a)	Effective July 1, 2021, the name of Ivy Core Equity Fund changed to Delaware Ivy Core Equity Fund.

(b)	Effective July 1, 2021, the name of Ivy Emerging Markets Equity Fund changed to Delaware Ivy Emerging Markets Equity Fund.

(c)	Effective July 1, 2021, the name of Ivy Global Bond Fund changed to Delaware Ivy Global Bond Fund.

(d)	Effective July 1, 2021, the name of Ivy Global Equity Income Fund changed to Delaware Ivy Global Equity Income Fund.

(e)	Effective July 1, 2021, the name of Ivy Global Growth Fund changed to Delaware Ivy Global Growth Fund.

(f)	Effective July 1, 2021, the name of Ivy Government Money Market Fund changed to Delaware Ivy Government Money Market Fund.

(g)	Effective July 1, 2021, the name of Ivy High Income Fund changed to Delaware Ivy High Income Fund.

(h)	Effective July 1, 2021, the name of Ivy International Core Equity Fund changed to Delaware Ivy International Core Equity Fund.

(i)	Effective July 1, 2021, the name of Ivy Large Cap Growth Fund changed to Delaware Ivy Large Cap Growth Fund.

(j)	Effective July 1, 2021, the name of Ivy Limited-Term Bond Fund changed to Delaware Ivy Limited-Term Bond Fund.

(k)	Effective July 1, 2021, the name of Ivy Managed International Opportunities Fund changed to Delaware Ivy Managed International Opportunities Fund.

(l)	Effective July 1, 2021, the name of Ivy Mid Cap Growth Fund changed to Delaware Ivy Mid Cap Growth Fund.

(m)	Effective July 1, 2021, the name of Ivy Mid Cap Income Opportunities Fund changed to Delaware Ivy Mid Cap Income Opportunities Fund.

(n)	Effective July 1, 2021, the name of Ivy Municipal Bond Fund changed to Delaware Ivy Municipal Bond Fund.

(o)	Effective July 1, 2021, the name of Ivy Municipal High Income Fund changed to Delaware Ivy Municipal High Income Fund.

(p)	Effective July 1, 2021, the name of Ivy Pzena International Value Fund changed to Delaware Ivy Pzena International Value Fund.

(q)	Effective July 1, 2021, the name of Ivy Securian Core Bond Fund changed to Delaware Ivy Securian Core Bond Fund.

(r)	Effective July 1, 2021, the name of Ivy Small Cap Core Fund changed to Delaware Ivy Small Cap Core Fund.

(s)	Effective July 1, 2021, the name of Ivy Small Cap Growth Fund changed to Delaware Ivy Small Cap Growth Fund.

(t)	Effective July 1, 2021, the name of Ivy Value Fund changed to Delaware Ivy Value Fund.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

10	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY CORE EQUITY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.9%
Information Technology	26.5%
Financials	21.2%
Health Care	13.1%
Industrials	10.3%
Consumer Discretionary	10.0%
Communication Services	8.0%
Consumer Staples	5.2%
Materials	3.4%
Utilities	2.2%
Liabilities (Net of Cash and Other Assets) and Cash Equivalents+	0.1%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Fiserv, Inc.	Information Technology	Data Processing & Outsourced Services
UnitedHealth Group, Inc.	Health Care	Managed Health Care
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Aon plc	Financials	Insurance Brokers
HCA Holdings, Inc.	Health Care	Health Care Facilities

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Core Equity Fund changed to Delaware Ivy Core Equity Fund.

2021	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	DELAWARE IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 1.5%
Charter Communications, Inc., Class A (A)	101	$73,266

Interactive Home Entertainment – 1.0%
Take-Two Interactive Software, Inc. (A)	310	47,772

Interactive Media & Services – 4.9%
Alphabet, Inc., Class A (A)	88	235,334

Movies & Entertainment – 0.6%
Netflix, Inc. (A)	48	29,327

Total Communication Services – 8.0%		385,699
Consumer Discretionary

Auto Parts & Equipment – 2.3%
Aptiv plc (A)	732	109,023

Automotive Retail – 1.3%
AutoZone, Inc. (A)	38	64,490

Footwear – 1.6%
NIKE, Inc., Class B	545	79,193

Homebuilding – 1.2%
D.R. Horton, Inc.	701	58,860

Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc. (A)	53	175,293

Total Consumer Discretionary – 10.0%		486,859
Consumer Staples

Food Distributors – 2.6%
Sysco Corp.	1,597	125,326

Hypermarkets & Super Centers – 2.6%
Costco Wholesale Corp.	278	125,131

Total Consumer Staples – 5.2%		250,457
Financials

Asset Management & Custody Banks – 6.2%
Artisan Partners Asset Management, Inc.	1,543	75,504
Blackstone Group, Inc. (The), Class A	995	115,761
KKR & Co.	1,809	110,151

		301,416

Consumer Finance – 2.6%
American Express Co.	753	126,096

Financial Exchanges & Data – 2.4%
CME Group, Inc.	600	115,967

COMMON STOCKS (Continued)	Shares	Value
Insurance Brokers – 2.7%
Aon plc	459	$131,132

Investment Banking & Brokerage – 3.4%
Charles Schwab Corp. (The)	812	59,118
Morgan Stanley	1,102	107,242

		166,360

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	911	149,095

Property & Casualty Insurance – 0.8%
Progressive Corp. (The)	404	36,506

Total Financials – 21.2%		1,026,572
Health Care

Health Care Equipment – 2.9%
Danaher Corp.	249	75,845
Zimmer Holdings, Inc.	435	63,716

		139,561

Health Care Facilities – 2.7%
HCA Holdings, Inc.	536	130,070

Managed Health Care – 3.1%
UnitedHealth Group, Inc.	393	153,663

Pharmaceuticals – 4.4%
Eli Lilly and Co.	492	113,703
Zoetis, Inc.	519	100,756

		214,459

Total Health Care – 13.1%		637,753
Industrials

Aerospace & Defense – 3.0%
Airbus SE ADR	3,036	101,382
Raytheon Technologies Corp.	539	46,347

		147,729

Agricultural & Farm Machinery – 1.5%
Deere & Co.	211	70,866

Industrial Machinery – 0.2%
Stanley Black & Decker, Inc.	42	7,306

Railroads – 1.7%
Union Pacific Corp.	429	84,083

Research & Consulting Services – 1.3%
TransUnion	562	63,136

Trading Companies & Distributors – 2.6%
United Rentals, Inc. (A)	358	125,718

Total Industrials – 10.3%		498,838
Information Technology

Application Software – 0.2%
Autodesk, Inc. (A)	36	10,172

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 7.9%
Fiserv, Inc. (A)	1,501	$162,911
MasterCard, Inc., Class A	394	137,013
PayPal, Inc. (A)	328	85,254

		385,178

Electronic Manufacturing Services – 2.6%
TE Connectivity Ltd.	935	128,307

Semiconductors – 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	649	72,496
Texas Instruments, Inc.	497	95,617

		168,113

Systems Software – 8.1%
Microsoft Corp.	1,397	393,854

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	1,430	202,407

Total Information Technology – 26.5%		1,288,031
Materials

Industrial Gases – 1.3%
Linde plc	217	63,586

Specialty Chemicals – 2.1%
Sherwin-Williams Co. (The)	359	100,306

Total Materials – 3.4%		163,892
Utilities

Electric Utilities – 2.2%
NextEra Energy, Inc.	1,361	106,845

Total Utilities – 2.2%		106,845

TOTAL COMMON STOCKS – 99.9%		$4,844,946
(Cost: $2,783,027)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	11,029	11,029

TOTAL SHORT-TERM SECURITIES – 0.2%		$11,029
(Cost: $11,029)

TOTAL INVESTMENT SECURITIES – 100.1%		$4,855,975
(Cost: $2,794,056)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(3,044)

NET ASSETS – 100.0%		$4,852,931

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,844,946	$—	$—
Short-Term Securities	11,029	—	—
Total	$4,855,975	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	13

PORTFOLIO HIGHLIGHTS	DELAWARE IVY EMERGING MARKETS EQUITY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.3%
Consumer Discretionary	22.2%
Information Technology	18.2%
Communication Services	16.6%
Financials	14.6%
Energy	6.8%
Consumer Staples	5.9%
Industrials	4.9%
Materials	3.5%
Real Estate	2.6%
Health Care	2.0%
Rights	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.6%

Country Weightings

Pacific Basin	74.1%
China	29.8%
India	15.1%
Taiwan	12.4%
South Korea	12.0%
Other Pacific Basin	4.8%
South America	10.1%
Brazil	8.2%
Other South America	1.9%
Europe	7.2%
Russia	7.2%
Africa	3.7%
South Africa	3.7%
North America	1.4%
Bahamas/Caribbean	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Tencent Holdings Ltd.	China	Communication Services	Interactive Media & Services
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Li Ning Co. Ltd.	China	Consumer Discretionary	Apparel, Accessories & Luxury Goods
Reliance Industries Ltd.	India	Energy	Oil & Gas Refining & Marketing
Yandex N.V., Class A	Russia	Communication Services	Interactive Media & Services
ICICI Bank Ltd.	India	Financials	Diversified Banks
JD.com, Inc. ADR	China	Consumer Discretionary	Internet & Direct Marketing Retail
Bharti Airtel Ltd.	India	Communication Services	Wireless Telecommunication Service
Meituan Dianping, Class B	China	Consumer Discretionary	Internet & Direct Marketing Retail

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Emerging Markets Equity Fund changed to Delaware Ivy Emerging Markets Equity Fund.

14	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Consumer Discretionary – 3.2%
Lojas Renner S.A.	6,018	$37,846
MercadoLibre, Inc. (A)	20	33,042

		70,888

Consumer Staples – 1.5%
Ambev S.A.	12,206	34,361

Energy – 2.0%
Petroleo Brasileiro S.A.	8,828	44,091

Financials – 1.5%
Banco do Brasil S.A.	6,317	33,639

Total Brazil – 8.2%		$182,979
Cayman Islands

Financials – 0.9%
Patria Investments Ltd., Class A	1,239	20,236

Total Cayman Islands – 0.9%		$20,236
China

Communication Services – 7.0%
Tencent Holdings Ltd.	2,628	156,896

Consumer Discretionary – 15.2%
Alibaba Group Holding Ltd. ADR (A)	289	42,753
Huazhu Group Ltd. ADR (A)	1,034	47,426
JD.com, Inc. ADR (A)	942	68,050
Li Ning Co. Ltd.	7,185	82,807
Meituan Dianping, Class B (A)	1,956	62,445
Midea Group Co. Ltd., Class A	3,405	36,691

		340,172

Consumer Staples – 3.1%
China Mengniu Dairy Co. Ltd.	6,459	41,595
Shanghai Jahwa United Co. Ltd., Class A	3,946	26,803

		68,398

Health Care – 1.5%
BeiGene Ltd. ADR (A)	94	33,966

Industrials – 1.6%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	6,028	35,452

Information Technology – 0.9%
Venustech Group, Inc., Class A	4,760	20,356

Real Estate – 0.5%
Logan Group Co. Ltd.	10,775	11,244

Total China – 29.8%		$666,484

COMMON STOCKS (Continued)	Shares	Value
Hong Kong

Financials – 1.2%
Hong Kong Exchanges and Clearing Ltd.	444	$27,270

Total Hong Kong – 1.2%		$27,270
India

Communication Services – 3.0%
Bharti Airtel Ltd. (A)	7,344	67,888

Energy – 3.6%
Reliance Industries Ltd.	2,390	80,904

Financials – 7.0%
Axis Bank Ltd.	2,460	25,224
HDFC Bank Ltd.	2,786	59,561
ICICI Bank Ltd.	7,550	70,949

		155,734

Industrials – 1.4%
Larsen & Toubro Ltd.	1,351	30,906

Total India – 15.0%		$335,432
Panama

Industrials – 1.9%
Copa Holdings S.A., Class A (A)	535	43,563

Total Panama – 1.9%		$43,563
Russia

Communication Services – 3.5%
Yandex N.V., Class A (A)	979	78,025

Consumer Discretionary – 0.6%
Fix Price Group Ltd. GDR (B)	1,489	13,381

Energy – 1.2%
PJSC LUKOIL	277	26,171

Financials – 1.7%
Sberbank of Russia PJSC ADR	2,041	38,054

Real Estate – 0.2%
Etalon Group Ltd. GDR	2,973	4,630

Total Russia – 7.2%		$160,261
Singapore

Communication Services – 1.7%
Sea Ltd. ADR (A)	118	37,502

Total Singapore – 1.7%		$37,502
South Africa

Communication Services – 1.4%
Naspers Ltd., Class N	184	30,380

COMMON STOCKS (Continued)	Shares	Value
Financials – 2.3%
Capitec Bank Holdings Ltd.	424	$51,207

Total South Africa – 3.7%		$81,587
South Korea

Consumer Discretionary – 3.2%
Hanon Systems	1,515	19,846
Hyundai Motor Co.	301	50,102

		69,948

Consumer Staples – 1.3%
LG Household & Health Care Ltd.	26	29,532

Health Care – 0.5%
EOFlow Co. Ltd. (A)	238	10,400

Information Technology – 4.9%
Samsung Electronics Co. Ltd.	1,770	109,743

Materials – 2.1%
LG Chem Ltd.	71	46,283

Total South Korea – 12.0%		$265,906
Taiwan

Information Technology – 12.4%
Delta Electronics, Inc.	3,685	33,016
MediaTek, Inc.	1,371	44,125
Taiwan Semiconductor Manufacturing Co. Ltd.	9,546	197,440

		274,581

Total Taiwan – 12.4%		$274,581
United States

Materials – 1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,008	32,782

Total United States – 1.4%		$32,782
Vietnam

Real Estate – 1.9%
Vinhomes JSC	12,249	42,137

Total Vietnam – 1.9%		$42,137

TOTAL COMMON STOCKS – 97.3%		$2,170,720
(Cost: $1,422,276)

RIGHTS
India – 0.1%
Bharti Airtel Ltd.	525	1,068

TOTAL RIGHTS – 0.1%		$1,068
(Cost: $862)

2021	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (C) – 2.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.030%	61,708	$61,708

TOTAL SHORT-TERM SECURITIES – 2.8%		$61,708
(Cost: $61,708)

TOTAL INVESTMENT SECURITIES – 100.2%		$2,233,496
(Cost: $1,484,846)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(3,538)

NET ASSETS – 100.0%		$2,229,958

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $13,381 or 0.6% of net assets.

(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$115,527	$255,164	$—
Consumer Discretionary	229,117	265,272	—
Consumer Staples	34,361	97,930	—
Energy	44,091	107,075	—
Financials	105,082	221,058	—
Health Care	33,966	10,400	—
Industrials	43,563	66,358	—
Information Technology	—	404,680	—
Materials	32,782	46,283	—
Real Estate	—	58,011	—
Total Common Stocks	$638,489	$1,532,231	$—
Rights	—	1,068	—
Short-Term Securities	61,708	—	—
Total	$700,197	$1,533,299	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

16	SEMIANNUAL REPORT	2021

CONSOLIDATED SCHEDULE OF INVESTMENTS	DELAWARE IVY EMERGING MARKETS EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	22.2%
Information Technology	18.2%
Communication Services	16.6%
Financials	14.6%
Energy	6.8%
Consumer Staples	5.9%
Industrials	4.9%
Materials	3.5%
Real Estate	2.6%
Health Care	2.0%
Other+	2.6%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS	DELAWARE IVY GLOBAL BOND FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	95.1%
Corporate Debt Securities	73.5%
United States Government and Government Agency Obligations	14.4%
Other Government Securities	7.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.9%

Quality Weightings

Investment Grade	71.0%
AAA	3.2%
AA	14.1%
A	13.7%
BBB	40.0%
Non-Investment Grade	24.1%
BB	17.3%
B	5.1%
CCC	1.6%
Non-rated	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	35.9%
United States	25.5%
Mexico	8.1%
Other North America	2.3%
South America	18.1%
Chile	5.2%
Brazil	4.6%
Peru	4.7%
Other South America	3.6%
Pacific Basin	16.8%
India	3.7%
Other Pacific Basin	13.1%
Europe	12.2%
Bahamas/Caribbean	4.9%
Middle East	4.7%
Africa	2.4%
Other	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.9%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Global Bond Fund changed to Delaware Ivy Global Bond Fund.

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina

Energy – 0.5%
Pampa Energia S.A.
7.500%, 1-24-27 (A)	$2,850	$2,632

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. (9.375% Cash or 9.375% PIK)
9.375%, 2-1-27 (A)(B)	929	817

Total Argentina – 0.7%		$3,449
Australia

Financials – 0.6%
Australia and New Zealand Banking Group Ltd.
4.400%, 5-19-26 (A)	3,000	3,361

Utilities – 0.8%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	4,400	4,568

Total Australia – 1.4%		$7,929
Austria

Consumer Staples – 0.7%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26 (A)	1,500	1,570
5.750%, 1-15-28 (A)	2,300	2,420

		3,990

Total Austria – 0.7%		$3,990
Bermuda

Consumer Staples – 0.6%
Bacardi Ltd.
4.450%, 5-15-25 (A)	2,800	3,087

Energy – 0.6%
GeoPark Ltd.
5.500%, 1-17-27 (A)	3,100	3,058

Total Bermuda – 1.2%		$6,145
Brazil

Financials – 0.9%
XP, Inc.
3.250%, 7-1-26 (A)	4,900	4,772

Industrials – 0.5%
Cosan Ltd.
5.500%, 9-20-29 (A)	2,700	2,857

Information Technology – 0.4%
StoneCo. Ltd.
3.950%, 6-16-28 (A)	2,000	1,937

Materials – 2.1%
Nexa Resources S.A.
6.500%, 1-18-28 (A)	2,200	2,418

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Suzano Austria GmbH:
2.500%, 9-15-28	$1,400	$1,363
6.000%, 1-15-29	2,000	2,350
Unigel Luxembourg S.A.
8.750%, 10-1-26 (A)	1,350	1,453
Vale Overseas Ltd.
6.250%, 8-10-26	3,850	4,554

		12,138

Utilities – 0.4%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (A)	2,300	2,360

Total Brazil – 4.3%		$24,064
British Virgin Islands

Consumer Staples – 0.4%
Central American Bottling Corp.
5.750%, 1-31-27 (A)	2,000	2,063

Information Technology – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.000%, 9-28-27 (A)	5,600	5,375

Total British Virgin Islands – 1.4%		$7,438
Canada

Energy – 0.5%
Harvest Operations Corp.
1.000%, 4-26-24 (A)	750	750
TransCanada PipeLines Ltd.
4.250%, 5-15-28	2,000	2,279

		3,029

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.)
4.350%, 4-15-30	1,900	2,196
Royal Bank of Canada:
3.700%, 10-5-23	750	798
4.650%, 1-27-26	1,500	1,703

		4,697

Materials – 0.9%
First Quantum Minerals Ltd.
6.500%, 3-1-24 (A)	1,350	1,369
Gran Colombia Gold Corp.
6.875%, 8-9-26 (A)	3,200	3,212

		4,581

Total Canada – 2.3%		$12,307
Cayman Islands

Consumer Discretionary – 0.2%
Meituan
3.050%, 10-28-30 (A)	1,067	990

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 0.9%
Alpha Star Holding III Ltd.
6.250%, 4-20-22	$1,000	$1,017
Grupo Aval Ltd.:
4.750%, 9-26-22 (A)	1,500	1,541
4.375%, 2-4-30 (A)	1,300	1,286
Itau Unibanco Holdings S.A.
3.250%, 1-24-25 (A)	1,230	1,245

		5,089

Industrials – 0.2%
DP World Crescent Ltd.
3.875%, 7-18-29	1,150	1,245

Total Cayman Islands – 1.3%		$7,324
Chile

Communication Services – 0.6%
VTR Finance B.V.
6.375%, 7-15-28 (A)	2,951	3,185

Consumer Discretionary – 0.6%
Saci Falabella:
3.750%, 4-30-23	1,850	1,931
4.375%, 1-27-25 (A)	1,000	1,081
3.750%, 10-30-27 (A)	500	533

		3,545

Energy – 0.1%
GeoPark Ltd.
6.500%, 9-21-24 (A)	702	722

Financials – 0.3%
Banco del Estado de Chile
2.704%, 1-9-25 (A)	1,500	1,557

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 5-7-30 (A)	1,200	1,302

Materials – 0.9%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	4,800	5,196

Utilities – 2.0%
Colbun S.A.
4.500%, 7-10-24 (A)	5,600	6,017
Enel Chile S.A.
4.875%, 6-12-28	2,080	2,386
Inversiones Latin America Power Ltd.
5.125%, 6-15-33 (A)	2,600	2,558

		10,961

Total Chile – 4.7%		$26,468
China

Communication Services – 0.7%
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)	1,800	1,848

2021	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Communication Services (Continued)
Weibo Corp.
3.500%, 7-5-24	$1,900	$1,980

		3,828

Consumer Discretionary – 0.9%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,655
3.400%, 12-6-27	3,000	3,216

		4,871

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9-12-25 (A)	2,000	2,203

Information Technology – 0.4%
Baidu, Inc.:
1.625%, 2-23-27	800	790
3.425%, 4-7-30	500	531
Lenovo Group Ltd.
3.421%, 11-2-30 (A)	800	834

		2,155

Real Estate – 0.5%
Country Garden Holdings Co. Ltd.
2.700%, 7-12-26	3,000	2,801

Utilities – 0.4%
ENN Energy Holdings Ltd.
2.625%, 9-17-30 (A)	2,000	1,985

Total China – 3.3%		$17,843
Colombia

Financials – 0.4%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)(C)	2,000	2,080

Utilities – 0.5%
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29 (A)	2,800	2,792

Total Colombia – 0.9%		$4,872
Denmark

Financials – 0.2%
Danske Bank A.S.
5.000%, 1-12-23 (A)	1,150	1,163

Total Denmark – 0.2%		$1,163
France

Consumer Staples – 0.1%
Pernod Ricard S.A.
4.250%, 7-15-22 (A)	750	773

Total France – 0.1%		$773

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hong Kong

Financials – 0.3%
AIA Group Ltd.
3.375%, 4-7-30 (A)	$300	$324
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (A)	1,200	1,289

		1,613

Total Hong Kong – 0.3%		$1,613
India

Communication Services – 0.6%
Network i2i Ltd.
5.650%, 4-15-68 (A)	750	800
Summit Digitel Infrastructure Private Ltd.
2.875%, 8-12-31 (A)	2,300	2,213

		3,013

Energy – 0.6%
Reliance Industries Ltd.
3.667%, 11-30-27 (A)	3,000	3,266

Financials – 0.7%
Power Finance Corp. Ltd.
3.900%, 9-16-29	3,700	3,783

Industrials – 0.6%
Adani Ports & Special Economic Zone Ltd.
3.828%, 2-2-32 (A)	3,000	2,984

Information Technology – 0.4%
HCL America, Inc.
1.375%, 3-10-26	2,250	2,226

Utilities – 0.8%
Adani Electricity Mumbai Ltd.
3.949%, 2-12-30 (A)	1,180	1,181
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
4.375%, 9-8-24 (A)	2,400	2,406
Greenko Mauritius Ltd.
6.250%, 2-21-23 (A)	1,350	1,387

		4,974

Total India – 3.7%		$20,246
Indonesia

Utilities – 1.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28 (A)	1,100	1,280
5.375%, 1-25-29 (A)	4,800	5,565

		6,845

Total Indonesia – 1.3%		$6,845

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Ireland

Consumer Staples – 0.3%
Eurotorg LLC (Via Bonitron Designated Activity Co.)
9.000%, 10-22-25 (A)	$1,400	$1,480

Total Ireland – 0.3%		$1,480
Isle of Man

Consumer Discretionary – 0.8%
GOHL Capital Ltd.
4.250%, 1-24-27	4,000	4,220

Total Isle of Man – 0.8%		$4,220
Japan

Financials – 1.1%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	1,500	1,638
Mizuho Financial Group, Inc.
3.170%, 9-11-27	1,500	1,614
Sumitomo Mitsui Financial Group, Inc.
3.748%, 7-19-23	2,650	2,809

		6,061

Total Japan – 1.1%		$6,061
Luxembourg

Consumer Staples – 0.7%
JBS Finance Luxembourg S.a.r.l.
3.625%, 1-15-32 (A)	2,865	2,922
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	900	964

		3,886

Energy – 0.4%
Raizen Fuels Finance Ltd.
5.300%, 1-20-27 (A)(C)	2,000	2,245

Financials – 1.1%
JSM Global S.a.r.l.
4.750%, 10-20-30 (A)	3,000	3,056
Mexico Remittances Funding Fiduciary Estate
4.875%, 1-15-28 (A)	3,000	2,972

		6,028

Utilities – 0.4%
FEL Energy VI S.a.r.l.
5.750%, 12-1-40 (A)	1,989	2,084

Total Luxembourg – 2.6%		$14,243
Macau

Consumer Discretionary – 0.3%
Sands China Ltd.:
5.125%, 8-8-25	1,400	1,509
3.800%, 1-8-26	250	258

		1,767

Total Macau – 0.3%		$1,767

20	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Malaysia

Consumer Discretionary – 0.8%
GENM Capital Labuan Ltd.
3.882%, 4-19-31 (A)	$4,400	$4,359

Energy – 0.1%
Petronas Capital Ltd.
3.500%, 4-21-30 (A)	650	705

Total Malaysia – 0.9%		$5,064
Mauritius

Industrials – 0.5%
HTA Group Ltd.
7.000%, 12-18-25 (A)	2,800	2,953

Total Mauritius – 0.5%		$2,953
Mexico

Communication Services – 0.2%
Axtel S.A.B. de C.V.
6.375%, 11-14-24 (A)	1,349	1,381

Consumer Staples – 1.6%
Becle S.A.B. de C.V.
3.750%, 5-13-25 (A)	5,800	6,323
Grupo Bimbo S.A.B. de C.V.
3.875%, 6-27-24 (A)	2,300	2,472

		8,795

Energy – 0.4%
Petroleos Mexicanos
6.490%, 1-23-27	1,970	2,084

Financials – 1.6%
Banco Santander (Mexico) S.A.
5.950%, 10-1-28 (A)	850	908
Banco Santander S.A.:
4.125%, 11-9-22 (A)	3,800	3,924
5.375%, 4-17-25 (A)	1,150	1,287
Credito Real S.A.B. de C.V.
9.500%, 2-7-26 (A)(C)	1,200	1,103
Trust F/1401
4.869%, 1-15-30 (A)	1,400	1,528

		8,750

Industrials – 0.6%
Alfa S.A.B. de C.V.
5.250%, 3-25-24 (A)	1,400	1,509
Grupo Kuo S.A.B. de C.V.
5.750%, 7-7-27 (A)	1,350	1,396

		2,905

Materials – 2.4%
CEMEX S.A.B. de C.V.
5.200%, 9-17-30 (A)	2,000	2,151
Cydsa S.A.B. de C.V.
6.250%, 10-4-27 (A)	2,000	2,089
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6-23-24 (A)	2,000	2,053

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Industrias Penoles S.A.B. de C.V.
4.150%, 9-12-29 (A)	$1,800	$1,978
Orbia Advance Corp. S.A.B. de C.V.:
1.875%, 5-11-26 (A)	2,000	2,005
4.000%, 10-4-27 (A)	2,300	2,510

		12,786

Real Estate – 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.
3.625%, 5-13-31 (A)	1,100	1,117

Utilities – 0.4%
Comision Federal de Electricidad
3.875%, 7-26-33 (A)	2,250	2,219

Total Mexico – 7.4%		$40,037
Netherlands

Consumer Discretionary – 0.4%
Prosus N.V.
3.680%, 1-21-30 (A)	2,190	2,274

Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
5.600%, 1-3-31	2,400	2,608

Health Care – 0.8%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
7.125%, 1-31-25	1,300	1,423
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,393
6.750%, 3-1-28 (C)	1,200	1,373

		4,189

Total Netherlands – 1.7%		$9,071
Nigeria

Financials – 0.5%
Africa Finance Corp.:
4.375%, 4-17-26 (A)	1,900	2,087
2.875%, 4-28-28 (A)	800	807

		2,894

Total Nigeria – 0.5%		$2,894
Norway

Energy – 0.5%
Aker BP ASA
3.750%, 1-15-30 (A)	2,600	2,785

Total Norway – 0.5%		$2,785

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Panama

Financials – 0.6%
Banco Latinoamericanco de Comercio Exterior S.A.
2.375%, 9-14-25 (A)	$2,000	$2,045
Banistmo S.A.
4.250%, 7-31-27 (A)	1,000	1,026

		3,071

Utilities – 0.4%
AES Panama Generation Holdings S.R.L.
4.375%, 5-31-30 (A)	2,000	2,065

Total Panama – 1.0%		$5,136
Peru

Consumer Discretionary – 0.6%
InRetail Shopping Malls
5.750%, 4-3-28 (A)	3,000	3,137

Financials – 1.6%
Banco de Credito del Peru
4.250%, 4-1-23 (A)	1,350	1,408
Banco Internacional del Peru S.A.
3.250%, 10-4-26 (A)	5,600	5,746
Corporacion Financiera de Desarrolla S.A.
2.400%, 9-28-27 (A)	1,300	1,292

		8,446

Materials – 0.5%
San Miguel Industrias PET S.A.
3.500%, 8-2-28 (A)	2,550	2,525

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27 (C)	1,446	1,480
Inkia Energy Ltd.
5.875%, 11-9-27 (A)	2,000	2,084
Kallpa Generacion S.A.
4.875%, 5-24-26 (A)	1,000	1,072

		4,636

Total Peru – 3.6%		$18,744
Saudi Arabia

Energy – 0.2%
Saudi Arabian Oil Co.
1.250%, 11-24-23 (A)	800	806

Financials – 0.1%
Arab Petroleum Investments Corp.
1.483%, 10-6-26 (A)	750	751

Total Saudi Arabia – 0.3%		$1,557
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4-16-23 (A)	500	523

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary – 0.1%
Kia Corp.
1.750%, 10-16-26 (A)	$600	$602

Financials – 1.1%
Hyundai Capital Services, Inc.:
2.983%, 8-29-22 (A)	2,100	2,146
1.250%, 2-8-26 (A)	1,800	1,774
Korea Development Bank
3.250%, 2-19-24	2,300	2,448

		6,368

Information Technology – 0.7%
SK Hynix, Inc.
3.000%, 9-17-24	3,850	4,046

Materials – 0.3%
LG Chem Ltd.
1.375%, 7-7-26 (A)	1,500	1,484

Total South Korea – 2.3%		$13,023
Spain

Financials – 1.0%
Banco Santander S.A.:
2.706%, 6-27-24	4,000	4,208
3.490%, 5-28-30	1,000	1,077

		5,285

Utilities – 0.5%
EnfraGen Energia Sur S.A.U.
5.375%, 12-30-30 (A)	2,900	2,850

Total Spain – 1.5%		$8,135
Supranational

Financials – 0.4%
Central American Bank for Economic Integration
1.140%, 2-9-26 (A)	2,000	1,990

Total Supranational – 0.4%		$1,990
Switzerland

Financials – 0.4%
Credit Suisse Group AG
4.282%, 1-9-28 (A)	1,800	2,002

Total Switzerland – 0.4%		$2,002
Thailand

Financials – 0.1%
GC Treasury Center Co. Ltd.
2.980%, 3-18-31 (A)	750	762

Total Thailand – 0.1%		$762

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Turkey

Industrials – 0.9%
Koc Holding A.S.
6.500%, 3-11-25 (A)	$4,800	$5,145

Total Turkey – 0.9%		$5,145
United Arab Emirates

Consumer Discretionary – 0.4%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7-31-26 (A)	2,300	2,361

Energy – 0.5%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (A)	600	668
Galaxy Pipeline Assets BidCo Ltd.
1.750%, 9-30-27 (A)	2,100	2,125

		2,793

Financials – 2.1%
DAE Funding LLC
1.550%, 8-1-24 (A)	1,200	1,191
ICICI Bank Ltd.
4.000%, 3-18-26 (A)	4,000	4,312
NBK SPC Ltd.
1.625%, 9-15-27 (A)	6,000	5,934

		11,437

Total United Arab Emirates – 3.0%		$16,591
United Kingdom

Consumer Staples – 0.4%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	2,300	2,345

Financials – 2.4%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	1,300	1,436
Barclays plc
4.337%, 1-10-28	1,800	2,015
HSBC Holdings plc
4.583%, 6-19-29	1,900	2,158
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	2,000	2,217
State Bank of India:
4.375%, 1-24-24 (A)	2,500	2,676
4.875%, 4-17-24 (A)	2,300	2,505

		13,007

Materials – 0.2%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.)
3.750%, 10-1-30	1,450	1,489

Total United Kingdom – 3.0%		$16,841

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
United States

Communication Services – 0.3%
ATP Tower Holdings LLC, Andean Tower Partners Colombia SAS, Andean Telecom Partners Chile S.p.A. and Andean Telecom Partners Peru S.R.L.
4.050%, 4-27-26 (A)	$1,700	$1,707

Consumer Discretionary – 1.0%
D.R. Horton, Inc.
2.600%, 10-15-25	2,400	2,520
Volkswagen Group of America, Inc.
4.250%, 11-13-23 (A)	2,500	2,682

		5,202

Consumer Staples – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	2,850	3,219
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	2,800	3,253
NBM U.S. Holdings, Inc.
7.000%, 5-14-26 (A)	2,000	2,130
Reynolds American, Inc.
4.450%, 6-12-25	2,000	2,206

		10,808

Financials – 4.3%
Bank of America Corp.
3.593%, 7-21-28	3,175	3,483
BBVA Bancomer S.A.:
1.875%, 9-18-25 (A)	1,400	1,409
5.875%, 9-13-34 (A)	1,700	1,850
Citadel Finance LLC
3.375%, 3-9-26 (A)	2,500	2,538
Citigroup, Inc.
3.520%, 10-27-28	3,125	3,401
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	2,600	2,879
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	768
JPMorgan Chase & Co.:
3.540%, 5-1-28	2,132	2,330
4.000%, 10-1-68 (C)	1,250	1,256
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26 (A)	1,300	1,342
Wells Fargo & Co.
4.300%, 7-22-27	3,000	3,411

		24,667

Health Care – 0.9%
Bayer U.S. Finance II LLC
4.250%, 12-15-25 (A)	2,000	2,212
Fresenius U.S. Finance II, Inc.
4.500%, 1-15-23 (A)	2,925	3,042

		5,254

22	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials – 1.0%
Azul Investments LLP:
5.875%, 10-26-24 (A)(C)	$2,000	$1,888
7.250%, 6-15-26 (A)(C)	1,300	1,243
BAE Systems Holdings, Inc.
3.800%, 10-7-24 (A)	2,225	2,404

		5,535

Materials – 0.4%
GUSAP III L.P.
4.250%, 1-21-30 (A)(C)	1,900	2,033

Real Estate – 1.2%
Aircastle Ltd.
4.400%, 9-25-23	2,800	2,983
Crown Castle International Corp.
4.000%, 3-1-27	3,000	3,339

		6,322

Total United States – 11.1%		$61,528
Uruguay

Industrials – 0.3%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc.
10.750%, 7-1-25 (A)	1,530	1,668

Total Uruguay – 0.3%		$1,668
Venezuela

Financials – 0.7%
Corporacion Andina de Fomento:
3.250%, 2-11-22	3,250	3,285
2.375%, 5-12-23	650	668

		3,953

Total Venezuela – 0.7%		$3,953
Vietnam

Energy – 0.5%
Mong Duong Finance Holdings B.V.
5.125%, 5-7-29 (A)	2,800	2,795

Total Vietnam – 0.5%		$2,795

TOTAL CORPORATE DEBT SECURITIES – 73.5%		$402,914
(Cost: $384,861)

OTHER GOVERNMENT SECURITIES (D)
Argentina – 0.4%
Republic of Argentina:
1.000%, 7-9-29	240	92
0.125%, 7-9-30	5,432	2,006

		2,098

OTHER GOVERNMENT SECURITIES (D) (Continued)	Principal	Value
Brazil – 0.3%
Federative Republic of Brazil
3.750%, 9-12-31	$1,800	$1,710

Chile – 0.5%
Republic of Chile
2.550%, 7-27-33	3,000	2,931

Colombia – 0.4%
Republic of Colombia:
3.000%, 1-30-30 (C)	2,300	2,178
3.125%, 4-15-31	300	281

		2,459

Costa Rica – 0.2%
Costa Rica Government Bond
4.250%, 1-26-23 (A)	1,100	1,125

Indonesia – 0.7%
Republic of Indonesia:
2.950%, 1-11-23	2,900	2,989
3.850%, 10-15-30	700	782

		3,771

Israel – 0.2%
Israel Government Bond
2.750%, 7-3-30	1,300	1,384

Mexico – 0.7%
United Mexican States:
4.150%, 3-28-27	2,000	2,260
3.250%, 4-16-30 (C)	1,700	1,745

		4,005

Morocco – 0.4%
Kingdom of Morocco
2.375%, 12-15-27 (A)	2,500	2,453

Panama – 0.4%
Republic of Panama
3.750%, 4-17-26	1,900	2,043

Peru – 1.1%
Republic of Peru:
2.392%, 1-23-26	2,000	2,045
2.783%, 1-23-31	2,550	2,530
1.862%, 12-1-32	1,900	1,730

		6,305

Qatar – 0.4%
Qatar Government Bond
3.875%, 4-23-23	2,300	2,422

Saudi Arabia – 0.8%
Saudi Arabia Government Bond:
2.375%, 10-26-21 (A)	2,250	2,254
2.875%, 3-4-23 (A)	2,000	2,065

		4,319

OTHER GOVERNMENT SECURITIES (D) (Continued)	Principal	Value
Serbia – 0.3%
Republic of Serbia
2.125%, 12-1-30 (A)	$1,600	$1,501

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24	1,350	1,449

Uzbekistan – 0.1%
Republic of Uzbekistan
4.750%, 2-20-24 (A)	750	787

TOTAL OTHER GOVERNMENT SECURITIES – 7.2%		$40,762
(Cost: $41,450)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.0%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10-1-35	160	177
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3-1-22	1	1

		178

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$178
(Cost: $157)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 14.4%
U.S. Treasury Notes:
1.500%, 1-15-23	2,450	2,493
0.125%, 10-15-23	2,000	1,993
2.125%, 3-31-24	2,500	2,607
0.250%, 7-31-25	8,000	7,849
2.875%, 7-31-25	355	384
0.250%, 10-31-25	4,800	4,691
2.250%, 11-15-25	2,450	2,592
0.375%, 11-30-25	11,000	10,792
0.375%, 12-31-25	7,400	7,253
0.500%, 2-28-26	4,800	4,720
2.375%, 5-15-27	5,100	5,456
0.375%, 7-31-27	4,000	3,829
0.375%, 9-30-27	4,600	4,390
0.500%, 10-31-27	2,000	1,920
1.250%, 4-30-28	9,600	9,596
2.875%, 5-15-28	3,000	3,310
1.250%, 5-31-28	5,000	4,993

		78,868

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.4%		$78,868
(Cost: $78,829)

2021	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (E) – 6.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.030%	23,056	$23,056
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
0.010% (F)	9,847	9,847

		32,903

TOTAL SHORT-TERM SECURITIES – 6.0%		$32,903
(Cost: $32,903)

TOTAL INVESTMENT SECURITIES – 101.1%		$555,625
(Cost: $538,200)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(6,115)

NET ASSETS – 100.0%		$549,510

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $288,031 or 52.4% of net assets.

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)	All or a portion of securities with an aggregate value of $10,241 are on loan.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the annualized 7-day yield at September 30, 2021.

(F)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$402,914	$—
Other Government Securities	—	40,762	—
United States Government Agency Obligations	—	178	—
United States Government Obligations	—	78,868	—
Short-Term Securities	32,903	—	—
Total	$32,903	$522,722	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

24	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	24.4%
United States Government and Government Agency Obligations	14.4%
Utilities	8.8%
Materials	7.8%
Other Government Securities	7.4%
Consumer Staples	6.8%
Consumer Discretionary	6.0%
Energy	5.7%
Industrials	4.7%
Information Technology	2.9%
Communication Services	2.6%
Real Estate	1.8%
Health Care	1.8%
Other+	4.9%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	25

PORTFOLIO HIGHLIGHTS	DELAWARE IVY GLOBAL EQUITY INCOME FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Financials	24.7%
Health Care	13.5%
Industrials	13.5%
Information Technology	11.6%
Consumer Staples	10.1%
Utilities	8.9%
Energy	7.1%
Materials	3.7%
Consumer Discretionary	3.4%
Communication Services	2.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.9%

Country Weightings

Europe	42.9%
Germany	13.2%
France	11.1%
United Kingdom	9.3%
Switzerland	4.1%
Other Europe	5.2%
North America	37.0%
United States	34.7%
Other North America	2.3%
Pacific Basin	19.2%
Japan	6.0%
Taiwan	5.0%
South Korea	3.8%
Other Pacific Basin	4.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
Bank of America Corp.	United States	Financials	Diversified Banks
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Schneider Electric S.A.	France	Industrials	Electrical Components & Equipment
Siemens AG	Germany	Industrials	Industrial Conglomerates
CVS Caremark Corp.	United States	Health Care	Health Care Services
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Axa S.A.	France	Financials	Multi-Line Insurance
Raytheon Technologies Corp.	United States	Industrials	Aerospace & Defense

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Global Equity Income Fund changed to Delaware Ivy Global Equity Income Fund.

26	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Financials – 2.3%
Bank of Montreal	135	$13,440

Total Canada – 2.3%		$13,440
France

Energy – 2.7%
TotalEnergies SE	324	15,465

Financials – 3.2%
Axa S.A.	675	18,706

Health Care – 1.7%
Sanofi-Aventis	104	9,983

Industrials – 3.5%
Schneider Electric S.A.	122	20,244

Total France – 11.1%		$64,398
Germany

Communication Services – 2.6%
Deutsche Telekom AG, Registered Shares	741	14,856

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	31	8,353

Industrials – 3.3%
Siemens AG	119	19,452

Utilities – 3.6%
E.ON AG	688	8,404
RWE Aktiengesellschaft	351	12,384

		20,788

Total Germany – 10.9%		$63,449
Indonesia

Financials – 2.2%
PT Bank Mandiri (Persero) Tbk	30,350	12,971

Total Indonesia – 2.2%		$12,971
Ireland

Materials – 1.4%
CRH plc	168	7,939

Total Ireland – 1.4%		$7,939
Italy

Utilities – 2.3%
ENEL S.p.A.	1,737	13,335

Total Italy – 2.3%		$13,335

COMMON STOCKS (Continued)	Shares	Value
Japan

Financials – 4.4%
ORIX Corp.	835	$15,622
Tokio Marine Holdings, Inc. (A)	180	9,660

		25,282

Industrials – 1.6%
ITOCHU Corp. (A)	321	9,341

Total Japan – 6.0%		$34,623
Singapore

Financials – 2.2%
DBS Group Holdings Ltd.	568	12,597

Total Singapore – 2.2%		$12,597
South Korea

Information Technology – 3.8%
Samsung Electronics Co. Ltd.	358	22,181

Total South Korea – 3.8%		$22,181
Sweden

Energy – 1.5%
Lundin Energy AB (A)	239	8,865

Total Sweden – 1.5%		$8,865
Switzerland

Financials – 1.6%
Zurich Financial Services, Registered Shares	23	9,300

Health Care – 2.5%
Roche Holdings AG, Genusscheine	39	14,249

Total Switzerland – 4.1%		$23,549
Taiwan

Information Technology – 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,384	28,624

Total Taiwan – 5.0%		$28,624
United Kingdom

Consumer Staples – 2.5%
Unilever plc	270	14,631

Financials – 1.4%
3i Group plc	468	8,041

Health Care – 4.2%
AstraZeneca plc	202	24,293

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)

Materials – 1.2%
Anglo American plc	204	$7,162

Total United Kingdom – 9.3%		$54,127
United States

Consumer Discretionary – 1.1%
V.F. Corp.	96	6,439

Consumer Staples – 7.6%
Philip Morris International, Inc.	199	18,906
Procter & Gamble Co. (The)	115	16,125
Sysco Corp.	113	8,847

		43,878

Energy – 2.9%
ConocoPhillips	243	16,471

Financials – 6.0%
Bank of America Corp.	540	22,918
Morgan Stanley	118	11,507

		34,425

Health Care – 5.1%
Amgen, Inc.	48	10,151
CVS Caremark Corp.	228	19,341

		29,492

Industrials – 5.1%
Eaton Corp.	85	12,692
Raytheon Technologies Corp.	194	16,637

		29,329

Information Technology – 2.8%
Cisco Systems, Inc.	301	16,391

Materials – 1.1%
Eastman Chemical Co.	65	6,548

Utilities – 3.0%
Exelon Corp.	178	8,615
Public Service Enterprise Group, Inc.	140	8,547

		17,162

Total United States – 34.7%		$200,135

TOTAL COMMON STOCKS – 96.8%		$560,233
(Cost: $416,223)

PREFERRED STOCKS
Germany

Consumer Discretionary – 2.3%
Volkswagen AG, 2.260%	60	13,293

Total Germany – 2.3%		$13,293

TOTAL PREFERRED STOCKS – 2.3%		$13,293
(Cost: $10,084)

2021	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (B) – 1.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	4,326	$4,326
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.010% (C)	5,068	5,068

		9,394

TOTAL SHORT-TERM SECURITIES – 1.6%		$9,394
(Cost: $9,394)

TOTAL INVESTMENT SECURITIES – 100.7%		$582,920
(Cost: $435,701)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(3,830)

NET ASSETS – 100.0%		$579,090

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $12,455 are on loan.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

(C)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$14,856	$—
Consumer Discretionary	6,439	—	—
Consumer Staples	43,878	14,631	—
Energy	16,471	24,330	—
Financials	47,865	95,250	—
Health Care	29,492	48,525	—
Industrials	29,329	49,037	—
Information Technology	16,391	50,805	—
Materials	6,548	15,101	—
Utilities	17,162	34,123	—
Total Common Stocks	$213,575	$346,658	$—
Preferred Stocks	—	13,293	—
Short-Term Securities	9,394	—	—
Total	$222,969	$359,951	$—

28	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL EQUITY INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	24.7%
Industrials	13.5%
Health Care	13.5%
Information Technology	11.6%
Consumer Staples	10.1%
Utilities	8.9%
Energy	7.1%
Materials	3.7%
Consumer Discretionary	3.4%
Communication Services	2.6%
Other+	0.9%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	DELAWARE IVY GLOBAL GROWTH FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Information Technology	27.8%
Consumer Discretionary	16.0%
Industrials	15.0%
Financials	14.8%
Health Care	10.8%
Communication Services	7.5%
Energy	5.4%
Consumer Staples	2.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

Country Weightings

North America	64.8%
United States	62.8%
Other North America	1.9%
Europe	23.8%
United Kingdom	7.6%
France	6.9%
Switzerland	3.9%
Other Europe	5.4%
Pacific Basin	10.8%
China	3.6%
Other Pacific Basin	7.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Microsoft Corp.	United States	Information Technology	Systems Software
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Airbus SE	France	Industrials	Aerospace & Defense
Intuit, Inc.	United States	Information Technology	Application Software
PayPal, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Schneider Electric S.A.	France	Industrials	Electrical Components & Equipment
Ferguson plc	Switzerland	Industrials	Trading Companies & Distributors
Morgan Stanley	United States	Financials	Investment Banking & Brokerage
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	Taiwan	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Global Growth Fund changed to Delaware Ivy Global Growth Fund. .

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.9%
Canadian Natural Resources Ltd.	562	$20,532

Total Canada – 1.9%		$20,532
China

Communication Services – 1.3%
Tencent Holdings Ltd.	231	13,779

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. ADR (A)	76	11,314

Financials – 1.1%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,787	12,222

Total China – 3.5%		$37,315
France

Consumer Discretionary – 0.9%
LVMH Moet Hennessy – Louis Vuitton	13	9,069

Industrials – 6.0%
Airbus SE	247	32,720
Schneider Electric S.A.	185	30,813

		63,533

Total France – 6.9%		$72,602
Germany

Financials – 1.2%
Deutsche Boerse AG	77	12,416

Information Technology – 1.4%
Infineon Technologies AG	368	15,067

Total Germany – 2.6%		$27,483
India

Energy – 1.7%
Reliance Industries Ltd.	511	17,280

Total India – 1.7%		$17,280
Italy

Consumer Discretionary – 2.0%
Ferrari N.V.	102	21,261

Total Italy – 2.0%		$21,261
Japan

Financials – 1.8%
ORIX Corp. (B)	992	18,569

Industrials – 1.3%
Recruit Holdings Co. Ltd.	225	13,772

Total Japan – 3.1%		$32,341

COMMON STOCKS (Continued)	Shares	Value
Switzerland

Health Care – 1.2%
Alcon, Inc.	157	$12,747

Industrials – 2.7%
Ferguson plc	204	28,288

Total Switzerland – 3.9%		$41,035
Taiwan

Information Technology – 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	233	25,977

Total Taiwan – 2.5%		$25,977
United Kingdom

Communication Services – 1.9%
WPP Group plc	1,465	19,628

Consumer Discretionary – 1.7%
Aptiv plc (A)	121	18,092

Consumer Staples – 2.1%
Diageo plc	267	12,942
Unilever plc	177	9,572

		22,514

Health Care – 1.9%
AstraZeneca plc	105	12,696
AstraZeneca plc ADR	120	7,218

		19,914

Total United Kingdom – 7.6%		$80,148
United States

Communication Services – 4.3%
Alphabet, Inc., Class A (A)	8	20,196
Facebook, Inc., Class A (A)	51	17,282
Pinterest, Inc., Class A (A)	150	7,662

		45,140

Consumer Discretionary – 9.5%
Amazon.com, Inc. (A)	15	48,254
Darden Restaurants, Inc.	148	22,432
Dollar General Corp.	32	6,781
Skechers USA, Inc. (A)	520	21,910

		99,377

Energy – 1.8%
ConocoPhillips	277	18,754

Financials – 10.7%
Citigroup, Inc.	165	11,558
CME Group, Inc.	39	7,552
Discover Financial Services	118	14,445
Goldman Sachs Group, Inc. (The)	61	23,115
JPMorgan Chase & Co.	92	15,100
Morgan Stanley	270	26,294
Pinnacle Financial Partners, Inc.	154	14,504

		112,568

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)

Health Care – 7.7%
Abbott Laboratories	94	$11,148
HCA Holdings, Inc.	72	17,421
Johnson & Johnson	113	18,219
Thermo Fisher Scientific, Inc.	35	19,814
UnitedHealth Group, Inc.	35	13,862

		80,464

Industrials – 5.0%
Eaton Corp.	137	20,508
Northrop Grumman Corp.	48	17,342
Union Pacific Corp.	69	13,559

		51,409

Information Technology – 23.9%
Adobe, Inc. (A)	28	15,874
Ambarella, Inc. (A)	140	21,824
Apple, Inc.	275	38,966
Autodesk, Inc. (A)	20	5,718
Fidelity National Information Services, Inc.	125	15,266
Intuit, Inc.	59	31,954
MasterCard, Inc., Class A	59	20,670
Microsoft Corp.	154	43,456
PayPal, Inc. (A)	122	31,620
Visa, Inc., Class A	114	25,359

		250,707

Total United States – 62.9%		$658,419

TOTAL COMMON STOCKS – 98.6%		$1,034,393
(Cost: $573,840)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.8%
Volkswagen AG, 2.260%	37	8,261

Total Germany – 0.8%		$8,261

TOTAL PREFERRED STOCKS – 0.8%		$8,261
(Cost: $10,833)

SHORT-TERM SECURITIES
Money Market Funds (C) – 1.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	1,402	1,402
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.010% (D)	17,342	17,342

		18,744

2021	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	DELAWARE IVY GLOBAL GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Value

TOTAL SHORT-TERM SECURITIES – 1.8%	$18,744
(Cost: $18,744)

TOTAL INVESTMENT SECURITIES – 101.2%	$1,061,398
(Cost: $603,417)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%	(12,974)

NET ASSETS – 100.0%	$1,048,424

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $16,514 are on loan.

(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$45,140	$33,407	$—
Consumer Discretionary	128,783	30,330	—
Consumer Staples	—	22,514	—
Energy	39,286	17,280	—
Financials	112,568	43,207	—
Health Care	87,682	25,443	—
Industrials	51,409	105,593	—
Information Technology	276,684	15,067	—
Total Common Stocks	$741,552	$292,841	$—
Preferred Stocks	—	8,261	—
Short-Term Securities	18,744	—	—
Total	$760,296	$301,102	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Information Technology	27.8%
Consumer Discretionary	16.0%
Industrials	15.0%
Financials	14.8%
Health Care	10.8%

Market Sector Diversification (Continued)
Communication Services	7.5%
Energy	5.4%
Consumer Staples	2.1%
Other+	0.6%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY GOVERNMENT MONEY MARKET FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Corporate Obligations	26.5%
Money Market Funds	26.0%
Master Note	0.5%
United States Government and Government Agency Obligations	59.5%
Municipal Obligations	13.6%
Cash and Other Assets (Net of Liabilities)	0.4%

(a) Effective July 1, 2021, the name of Ivy Government Money Market Fund changed to Delaware Ivy Government Money Market Fund.

2021	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	DELAWARE IVY GOVERNMENT MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.200%, 10-7-21 (A)	$600	$600

Total Master Note - 0.5%		600

	Shares
Money Market Funds (C)
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%, 10-1-21	33,334	33,334

Total Money Market Funds - 26.0%		33,334

TOTAL CORPORATE OBLIGATIONS – 26.5%		$33,934
(Cost: $33,934)

MUNICIPAL OBLIGATIONS	Principal
Florida – 7.0%
Orange Cnty, FL, Hsng Fin Auth Multifamily Rev Bonds, Ser 1997,
0.050%, 10-7-21	$5,950	5,950
Pinellas Cnty, FL, Hsng Auth, Multifamily Hsng Rev Bonds, Ser 2011,
0.050%, 10-7-21	3,010	3,010

		8,960

Minnesota – 4.4%
MN Hsng Fin Agy, Residential Hsng Fin Bonds, Ser 2016F,
0.070%, 10-7-21	5,695	5,695

Tennessee – 2.2%
Metro Govt of Nashville and Davidson Cnty, TN, Indl Dev Multifamily Hsng Rev Rfdg Bonds (Summit Apt Proj), Ser 2006,
0.050%, 10-7-21	2,825	2,825

TOTAL MUNICIPAL OBLIGATIONS – 13.6%		$17,480
(Cost: $17,480)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills(B) - 1.2%
U.S. Treasury Bills,
0.050%, 10-14-21	1,500	1,500

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations - 58.3%
U.S. International Development Finance Corp. (GTD by U.S. Government),
0.130%, 10-23-21	$2,000	$2,000
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.080%, 10-7-21 (A)	47,363	47,363
0.090%, 10-7-21 (A)	25,200	25,200

		74,563

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 59.5%		$76,063
(Cost: $76,063)

TOTAL INVESTMENT SECURITIES – 99.6%		$127,477
(Cost: $127,477)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		522

NET ASSETS – 100.0%		$127,999

34	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY GOVERNMENT MONEY MARKET FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at September 30, 2021.

(C) Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$33,334	$600	$—
Municipal Obligations	—	17,480	—
United States Government and Government Agency Obligations	—	76,063	—
Total	$33,334	$94,143	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	DELAWARE IVY HIGH INCOME FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	7.6%
Consumer Discretionary	4.1%
Energy	2.1%
Communication Services	1.3%
Financials	0.1%
Consumer Staples	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	87.4%
Corporate Debt Securities	60.2%
Loans	27.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	5.0%

Quality Weightings

Non-Investment Grade	87.4%
BB	5.5%
B	49.1%
CCC	29.5%
Below CCC	0.4%
Non-rated	2.9%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	12.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy High Income Fund changed to Delaware Ivy High Income Fund.

36	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Integrated Telecommunication Services – 1.3%
Frontier Communications Corp. (A)	1,887		$52,581

Total Communication Services - 1.3%			52,581
Consumer Discretionary

Apparel Retail – 0.2%
True Religion Apparel, Inc. (A)(B)(C)	—	*	8,897

Casinos & Gaming – 1.7%
New Cotai Participation Corp., Class B (A)(B)(C)(D)	20,316		43,650
Studio City International Holdings Ltd. ADR (A)	2,268		18,529
Studio City International Holdings Ltd. ADR (A)(D)	934		7,633

			69,812

Education Services – 2.1%
Laureate Education, Inc., Class A (A)	5,108		86,784

Total Consumer Discretionary - 4.0%			165,493
Consumer Staples

Food Distributors – 0.0%
ASG Warrant Corp. (A)(B)(C)(D)(E)	20		—	*

Total Consumer Staples - 0.0%			—	*
Energy

Coal & Consumable Fuels – 0.6%
Foresight Energy L.P. (A)(B)(C)(D)	1,117		23,622
Westmoreland Coal Co. (A)(E)	212		319

			23,941

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc (A)(E)	164		13,609
Vantage Drilling Co., Units (A)	5		15

			13,624

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(B)(D)(E)	18		24

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp. (A)(D)(E)	5		15

Total Energy - 0.9%			37,604
Financials

Specialized Finance – 0.1%
Maritime Finance Co. Ltd. (A)(B)(C)(D)(E)	1,750		4,862

Total Financials - 0.1%			4,862

COMMON STOCKS (Continued)	Shares		Value
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (B)(C)(D)(E)	19,683		—	*

Total Industrials - 0.0%			—	*

TOTAL COMMON STOCKS – 6.3%			$260,540
(Cost: $448,931)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(B)(E)	—	*	2,051

Total Consumer Discretionary - 0.1%			2,051
Energy

Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp., 9.500% (A)(D)	47		50,626

Total Energy - 1.2%			50,626

TOTAL PREFERRED STOCKS – 1.3%			$52,677
(Cost: $59,203)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24 (F)	40		483

TOTAL WARRANTS – 0.0%			$483
(Cost: $3,503)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 1.8%
Advantage Sales & Marketing, Inc.,
6.500%, 11-15-28 (G)	$27,779		28,991
Centerfield Media Holdings LLC,
6.625%, 8-1-26 (G)	7,389		7,620
Midas OpCo Holdings LLC,
5.625%, 8-15-29 (G)	36,931		38,260

			74,871

Broadcasting – 1.4%
Clear Channel International B.V.,
6.625%, 8-1-25 (G)	2,812		2,938
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27 (G)	30,428		31,527
7.750%, 4-15-28 (G)(H)	9,444		9,953
7.500%, 6-1-29 (G)	12,343		12,852

			57,270

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite – 5.7%
Altice Financing S.A.,
5.750%, 8-15-29 (G)	$25,860	$25,084
Altice France Holding S.A.,
6.000%, 2-15-28 (G)	33,946	32,653
Altice France S.A.:
5.125%, 7-15-29 (G)	11,143	10,941
5.500%, 10-15-29 (G)	5,739	5,688
CSC Holdings LLC:
5.750%, 1-15-30 (G)	7,623	7,762
5.000%, 11-15-31 (G)	11,141	10,692
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 8-15-27 (G)	7,020	7,336
DISH DBS Corp.:
7.750%, 7-1-26	17,979	20,325
7.375%, 7-1-28	3,751	3,983
5.125%, 6-1-29	15,477	15,185
LCPR Senior Secured Financing Designated Activity Co.,
5.125%, 7-15-29 (G)	4,350	4,486
Ligado Networks LLC (15.000% Cash or 15.000% PIK),
15.500%, 11-1-23 (G)(I)	35,645	32,323
Ligado Networks LLC (17.500% Cash or 17.500% PIK),
17.500%, 5-1-24 (G)(I)	2,568	1,761
Telesat Canada and Telesat LLC:
5.625%, 12-6-26 (G)	29,713	28,563
6.500%, 10-15-27 (G)	5,107	4,435
VTR Comunicaciones S.p.A.,
4.375%, 4-15-29 (G)	14,811	15,283
VTR Finance B.V.,
6.375%, 7-15-28 (G)	5,206	5,619

		232,119

Integrated Telecommunication Services – 5.0%
Cablevision Lightpath LLC,
5.625%, 9-15-28 (G)	6,115	6,147
Consolidated Communications, Inc.:
5.000%, 10-1-28 (G)	5,170	5,345
6.500%, 10-1-28 (G)	11,251	12,235
Frontier Communications Corp.:
5.875%, 10-15-27 (G)	1,655	1,760
6.750%, 5-1-29 (G)	15,295	16,140
5.875%, 11-1-29	5,790	5,868
Northwest Fiber LLC,
10.750%, 6-1-28 (G)	6,401	7,210
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc.,
6.000%, 2-15-28 (G)(H)	7,848	7,817
West Corp.,
8.500%, 10-15-25 (G)(H)	92,721	92,251
Windstream Escrow LLC,
7.750%, 8-15-28 (G)(H)	49,117	51,377

		206,150

Interactive Media & Services – 0.3%
Cars.com, Inc.,
6.375%, 11-1-28 (G)	11,085	11,709

2021	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Movies & Entertainment – 1.5%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29 (G)	$36,940	$37,358
5.875%, 9-1-31 (G)	23,645	23,922

		61,280

Wireless Telecommunication Service – 4.1%
Digicel Group Ltd.,
8.750%, 5-25-24 (G)	8,139	8,436
Digicel Group Ltd. (5.000% Cash and 3.000% PIK),
8.000%, 4-1-25 (G)(I)	6,897	6,150
Digicel Group Ltd. (7.000% Cash or 7.000% PIK),
7.000%, 10-1-68 (G)(I)	3,223	2,650
Digicel International Finance Ltd.:
8.750%, 5-25-24 (G)	51,789	53,680
8.000%, 12-31-26 (G)	7,324	7,118
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK),
13.000%, 12-31-25 (G)(I)	4,137	4,175
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK),
10.000%, 4-1-24(I)	37,629	37,676
Digicel Ltd.,
6.750%, 3-1-23 (G)	51,014	48,159

		168,044

Total Communication Services - 19.8%		811,443
Consumer Discretionary

Apparel Retail – 0.5%
Victoria’s Secret & Co.,
4.625%, 7-15-29 (G)	20,339	20,755

Automotive Retail – 1.3%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	12,173	12,507
4.750%, 3-1-30	12,624	13,192
Ken Garff Automotive LLC,
4.875%, 9-15-28 (G)	3,703	3,811
Lithia Motors, Inc.:
3.875%, 6-1-29 (G)	7,732	8,035
4.375%, 1-15-31 (G)	5,922	6,329
Sonic Automotive, Inc.,
6.125%, 3-15-27	6,881	7,163

		51,037

Casinos & Gaming – 0.2%
Everi Holdings, Inc.,
5.000%, 7-15-29 (G)	7,399	7,591

Education Services – 1.1%
Adtalem Global Education, Inc.,
5.500%, 3-1-28 (G)	44,418	44,895

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Homefurnishing Retail – 0.1%
Ambience Merger Sub, Inc.:
4.875%, 7-15-28 (G)	$2,220	$2,223
7.125%, 7-15-29 (G)	3,935	3,905

		6,128

Hotels, Resorts & Cruise Lines – 1.9%
Boyne USA, Inc.,
4.750%, 5-15-29 (G)	3,714	3,839
Carnival Corp.:
10.500%, 2-1-26 (G)	1,803	2,094
7.625%, 3-1-26 (G)	3,693	3,947
5.750%, 3-1-27 (G)	11,450	11,851
9.875%, 8-1-27 (G)	7,429	8,583
NCL Corp. Ltd.:
12.250%, 5-15-24 (G)	13,730	16,219
10.250%, 2-1-26 (G)	8,932	10,264
5.875%, 3-15-26 (G)	3,694	3,791
Royal Caribbean Cruises Ltd.:
11.500%, 6-1-25 (G)	1,321	1,509
5.500%, 4-1-28 (G)	14,897	15,259

		77,356

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28 (G)	22,177	22,513
6.125%, 12-1-28 (G)	18,049	18,421

		40,934

Leisure Facilities – 0.4%
Legends Hospitality Holding Co. LLC,
5.000%, 2-1-26 (G)	2,216	2,275
Live Nation Entertainment, Inc.,
4.750%, 10-15-27 (G)	13,101	13,331

		15,606

Leisure Products – 0.7%
MajorDrive Holdings IV LLC,
6.375%, 6-1-29 (G)	29,962	28,995

Specialized Consumer Services – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28 (G)	11,107	11,537
5.875%, 10-1-30 (G)	9,256	9,757
StoneMor, Inc.,
8.500%, 5-15-29 (G)	23,667	24,348

		45,642

Specialty Stores – 6.1%
Bed Bath & Beyond, Inc.,
5.165%, 8-1-44	8,868	7,648
Magic MergerCo, Inc.:
5.250%, 5-1-28 (G)	13,002	13,428
7.875%, 5-1-29 (G)	31,538	32,814
Party City Holdings, Inc.,
8.750%, 2-15-26 (G)	36,250	37,974
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK),
10.000%, 8-15-26 (G)(I)	1,341	1,323

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores (Continued)
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps),
5.750%, 7-15-25 (G)(J)	$2,356	$2,212
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28 (G)	18,447	18,977
7.750%, 2-15-29 (G)	4,132	4,515
Staples, Inc.:
7.500%, 4-15-26 (G)	94,192	95,652
10.750%, 4-15-27 (G)	40,861	39,840

		254,383

Total Consumer Discretionary - 14.4%		593,322
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc.,
4.250%, 8-1-29 (G)	23,659	23,748

Packaged Foods & Meats – 0.8%
Pilgrim’s Pride Corp.,
4.250%, 4-15-31 (G)	17,908	19,264
Post Holdings, Inc.,
4.500%, 9-15-31 (G)	7,375	7,297
Simmons Foods, Inc.,
4.625%, 3-1-29 (G)	7,408	7,473

		34,034

Total Consumer Staples - 1.4%		57,782
Energy

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc:
9.875%, 12-1-25	9,705	10,597
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (G)(K)(L)	64,569	6,186

		16,783

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc.,
8.750%, 11-1-23 (G)	11,591	5,581

Oil & Gas Exploration & Production – 3.5%
Antero Resources Corp.,
5.375%, 3-1-30 (G)	3,093	3,261
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26 (G)	8,882	9,193
8.250%, 12-31-28 (G)	741	809
5.875%, 6-30-29 (G)	3,695	3,780
California Resources Corp.,
7.125%, 2-1-26 (G)(H)	2,227	2,353
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26 (G)	7,380	7,721
5.875%, 2-1-29 (G)	5,535	5,921
Colgate Energy Partners III LLC,
5.875%, 7-1-29 (G)	2,957	2,983
Crownrock L.P.,
5.625%, 10-15-25 (G)	27,535	28,215

38	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Oil & Gas Exploration & Production (Continued)
CrownRock L.P. and CrownRock Finance, Inc.,
5.000%, 5-1-29 (G)	$3,713	$3,881
Endeavor Energy Resources L.P.,
5.500%, 1-30-26 (G)	14,195	14,806
Laredo Petroleum, Inc.:
9.500%, 1-15-25	22,631	23,480
10.125%, 1-15-28 (H)	15,088	16,334
Murphy Oil Corp.,
6.375%, 7-15-28	2,957	3,131
Range Resources Corp.,
8.250%, 1-15-29 (G)	738	831
Vine Energy Holdings LLC,
6.750%, 4-15-29	14,900	16,101

		142,800

Oil & Gas Refining & Marketing – 1.9%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	7,945
9.000%, 4-1-25 (G)	1,481	1,604
Comstock Resources, Inc.:
6.750%, 3-1-29 (G)	17,116	18,507
5.875%, 1-15-30 (G)	8,866	9,233
CVR Energy, Inc.,
5.250%, 2-15-25 (G)	7,113	7,053
PBF Holding Co. LLC,
9.250%, 5-15-25 (G)	33,323	31,619

		75,961

Oil & Gas Storage & Transportation – 0.6%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	3,691	3,774
5.625%, 5-1-27 (G)	7,419	7,645
6.000%, 2-1-29 (G)	1,476	1,546
Hess Midstream Operations L.P.,
4.250%, 2-15-30 (G)	2,955	2,992
Rattler Midstream L.P.,
5.625%, 7-15-25 (G)	7,438	7,755

		23,712

Total Energy – 6.5%		264,837
Financials

Insurance Brokers – 3.0%
Ardonagh Midco 2 plc,
11.500%, 1-15-27 (G)(H)	35,975	39,429
NFP Corp.,
6.875%, 8-15-28 (G)	81,065	82,882

		122,311

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc.,
8.625%, 6-15-25 (G)	18,625	20,045

Property & Casualty Insurance – 0.5%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK),
7.625%, 10-15-25 (G)(I)	18,483	19,651

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Specialized Finance – 1.8%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27 (G)	$38,595	$41,070
Compass Group Diversified Holdings LLC,
5.250%, 4-15-29 (G)	29,618	31,025

		72,095

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (G)	29,262	29,821

Total Financials – 6.5%		263,923
Health Care

Health Care Services – 0.6%
Heartland Dental LLC,
8.500%, 5-1-26 (G)	8,941	9,276
ModivCare Escrow Issuer, Inc.,
5.000%, 10-1-29 (G)	15,698	16,292

		25,568

Health Care Supplies – 0.8%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29 (G)	29,498	29,498
5.250%, 10-1-29 (G)	3,924	3,924

		33,422

Pharmaceuticals – 1.0%
P&L Development LLC and PLD Finance Corp.,
7.750%, 11-15-25 (G)	22,970	23,895
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (G)	16,977	17,318

		41,213

Total Health Care – 2.4%		100,203
Industrials

Aerospace & Defense – 3.1%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	37,552	38,634
4.625%, 1-15-29	7,388	7,388
Wolverine Escrow LLC:
8.500%, 11-15-24 (G)(H)	32,771	30,518
9.000%, 11-15-26 (G)	50,404	46,624
13.125%, 11-15-27 (G)	4,540	3,030

		126,194

Building Products – 0.3%
CP Atlas Buyer, Inc.,
7.000%, 12-1-28 (G)	5,339	5,360
Park River Holdings, Inc.,
5.625%, 2-1-29 (G)	4,772	4,630

		9,990

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Diversified Support Services – 1.3%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (G)	$20,526	$19,705
Deluxe Corp.,
8.000%, 6-1-29 (G)	9,665	10,112
Nesco Holdings II, Inc.,
5.500%, 4-15-29 (G)	22,390	23,251

		53,068

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
6.250%, 1-15-28 (G)	11,319	11,717

Total Industrials – 5.0%		200,969
Information Technology

Application Software – 2.1%
J2 Global, Inc.,
4.625%, 10-15-30 (G)	4,444	4,727
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26 (G)	11,043	11,043
7.000%, 12-31-27 (G)	4,357	4,182
NCR Corp.:
5.750%, 9-1-27 (G)	4,162	4,397
5.000%, 10-1-28 (G)	11,115	11,371
5.125%, 4-15-29 (G)	40,980	42,312
6.125%, 9-1-29 (G)	5,323	5,782
5.250%, 10-1-30 (G)	3,706	3,892

		87,706

Data Processing & Outsourced Services – 0.1%
MoneyGram International, Inc.,
5.375%, 8-1-26 (G)	3,696	3,756

Internet Services & Infrastructure – 0.3%
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26 (G)	3,687	3,798
6.500%, 10-15-28 (G)	8,850	9,206

		13,004

IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25 (G)	3,740	4,328
7.375%, 9-1-25 (G)	1,481	1,580

		5,908

Technology Hardware, Storage & Peripherals – 0.3%
Brightstar Escrow Corp.,
9.750%, 10-15-25 (G)	10,168	10,918

Total Information Technology – 3.0%		121,292
Materials

Commodity Chemicals – 0.9%
LSF9 Atlantis Holdings LLC and Victra Finance Corp.,
7.750%, 2-15-26 (G)	18,454	19,161

2021	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Commodity Chemicals (Continued)
NOVA Chemicals Corp.:
5.250%, 6-1-27 (G)	$10,218	$10,748
4.250%, 5-15-29 (G)	7,422	7,431

		37,340

Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27 (G)(I)	11,358	12,080

Total Materials – 1.2%		49,420
Real Estate

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.),
4.750%, 4-15-28 (G)	1,859	1,901

Total Real Estate – 0.0%		1,901

TOTAL CORPORATE DEBT SECURITIES – 60.2%		$2,465,092
(Cost: $2,458,493)

LOANS(J)
Communication Services

Advertising – 1.0%
Advantage Sales & Marketing, Inc. (1-Month ICE LIBOR plus 525 bps),
6.000%, 10-28-27	1	1
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps),
6.000%, 10-28-27	39,944	40,218

		40,219

Broadcasting – 0.9%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
3.629%, 8-21-26	35,784	35,096

Cable & Satellite – 0.5%
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps),
5.750%, 7-22-27	20,694	20,735

Integrated Telecommunication Services – 1.8%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.000%, 10-10-24	67,912	67,015
Windstream Services LLC (ICE LIBOR plus 625 bps),
7.250%, 9-21-27	6,778	6,815

		73,830

LOANS(J) (Continued)	Principal	Value

Wireless Telecommunication Service – 0.4%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
3.430%, 5-27-24	$15,152	$14,665

Total Communication Services – 4.6%		184,545
Consumer Discretionary

Apparel Retail – 0.6%
Torrid LLC (1-Month ICE LIBOR plus 550 bps),
6.250%, 6-14-28 (C)	23,192	23,337

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK),
14.000%, 9-10-25 (B)(D)(I)	6,125	6,061

Homefurnishing Retail – 0.4%
Ambience Merger Sub, Inc. (1-Month ICE LIBOR plus 425 bps),
4.750%, 6-25-28	14,803	14,816

Internet & Direct Marketing Retail – 0.5%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps),
4.500%, 11-8-27	9,205	9,222
CNT Holdings I Corp. (ICE LIBOR plus 675 bps),
7.500%, 11-6-28	9,822	10,018

		19,240

Leisure Facilities – 0.7%
United PF Holdings LLC (ICE LIBOR plus 400 bps),
4.132%, 12-30-26	24,094	23,461
United PF Holdings LLC (ICE LIBOR plus 850 bps),
9.500%, 11-12-26 (C)	5,078	5,103

		28,564

Leisure Products – 0.5%
MajorDrive Holdings IV LLC (1-Month ICE LIBOR plus 400 bps),
4.500%, 6-1-28	18,243	18,303

Specialty Stores – 3.3%
Bass Pro Group LLC (ICE LIBOR plus 425 bps),
5.000%, 3-5-28	3,183	3,203
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps),
5.500%, 6-30-28	39,962	38,988
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps),
5.000%, 4-15-28	14,820	14,856
PetSmart, Inc. (ICE LIBOR plus 375 bps),
4.500%, 2-12-28	35,003	35,134
Staples, Inc. (ICE LIBOR plus 500 bps),
5.126%, 4-12-26	33,641	32,173

LOANS(J) (Continued)	Principal	Value

Specialty Stores (Continued)
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps),
8.000%, 12-21-28	$2,674	$2,713
Woof Holdings LLC (ICE LIBOR plus 375 bps),
4.500%, 12-21-27	4,302	4,317

		131,384

Textiles – 0.6%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
4.334%, 6-15-25	24,644	24,669

Total Consumer Discretionary – 6.7%		266,374
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 800 bps),
9.500%, 6-29-27 (B)(D)	7,730	7,730
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29 (I)	17,976	3,730

		11,460

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK),
9.000%, 8-7-22 (B)(C)(I)	13,842	13,150

Oil & Gas Exploration & Production – 0.2%
Ascent Resources Utica Holdings LLC,
0.000%, 11-1-25 (M)	2,213	2,435
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps),
10.000%, 11-1-25	3,437	3,782

		6,217

Oil & Gas Storage & Transportation – 0.6%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
5.121%, 3-1-26	31,753	24,033

Total Energy – 1.4%		54,860
Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
6.834%, 7-20-26	30,014	30,333

Insurance Brokers – 0.8%
Navacord Corp.,
0.000%, 3-16-29 (C)(M)(N)	CAD1,225	970
Navacord Corp. (1-Month Canadian Bankers Acceptances plus 425 bps),
5.000%, 3-16-28 (C)(N)	5,473	4,370

40	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

LOANS(J) (Continued)	Principal	Value

Insurance Brokers (Continued)
Navacord Corp. (1-Month CDOR plus 425 bps),
5.000%, 3-16-28 (C)(N)	CAD24,091	$19,234
Navacord Corp. (1-Month CDOR plus 750 bps),
8.000%, 3-16-29 (C)(N)	12,183	9,642

		34,216

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
4.584%, 2-28-25	$36,572	36,572

Specialized Finance – 1.0%
Gulf Finance LLC (ICE LIBOR plus 525 bps),
6.250%, 8-25-23	32,704	31,525
Lealand Finance Co. B.V.,
0.000%, 6-30-24(C)(M)	123	73
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps),
3.085%, 6-30-24 (C)	441	265
Sunset Debt Merger Sub, Inc.,
0.000%, 9-17-28(C)(M)	7,375	7,329

		39,192

Total Financials - 3.4%		140,313
Health Care

Health Care Facilities – 0.2%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps),
4.500%, 8-31-26	5,465	5,480

Health Care Services – 1.8%
Heartland Dental LLC (ICE LIBOR plus 375 bps),
3.584%, 4-30-25	22,210	22,060
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
5.125%, 7-26-26	50,433	50,410

		72,470

Total Health Care – 2.0%		77,950
Industrials

Building Products – 0.5%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps),
4.250%, 11-23-27	21,689	21,663

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps),
6.750%, 6-21-26	9,455	9,248

Industrial Conglomerates – 1.8%
PAE Holding Corp. (ICE LIBOR plus 450 bps),
5.250%, 10-19-27	73,620	73,657

LOANS(J) (Continued)	Principal	Value

Industrial Machinery – 1.3%
Form Technologies LLC (ICE LIBOR plus 475 bps),
5.750%, 7-22-25(C)	$55,868	$56,148

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps),
5.250%, 3-17-28	7,403	7,431

Total Industrials - 4.0%		168,147
Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 550 bps),
6.250%, 9-19-25	19,434	19,746

Communications Equipment – 1.2%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps):
0.000%, 11-30-25 (M)	6,270	5,718
4.583%, 11-30-25	35,961	32,795
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
8.833%, 11-30-26	16,995	11,062

		49,575

Data Processing & Outsourced Services – 1.5%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps),
7.750%, 12-2-28 (C)	15,289	15,633
CommerceHub, Inc. (ICE LIBOR plus 400 bps),
4.750%, 12-2-27	14,315	14,360
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.000%, 5-1-24	24,105	23,962
MoneyGram International, Inc.,
0.000%, 7-14-26 (M)	5,913	5,920

		59,875

Internet Services & Infrastructure – 0.2%
Informatica LLC,
7.125%, 2-25-25	8,501	8,639

IT Consulting & Other Services – 1.2%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps),
4.750%, 10-1-27	37,695	37,836
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps),
4.750%, 12-1-27	3,581	3,595
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps),
5.750%, 12-1-27	8,682	8,718

		50,149

Total Information Technology – 4.6%		187,984

LOANS(J) (Continued)	Principal	Value
Materials

Commodity Chemicals – 0.4%
ASP Unifrax Holdings, Inc. (1-Month ICE LIBOR plus 375 bps),

3.882%, 12-14-25	$14,672	$14,520

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps),
4.500%, 12-29-27	3,674	3,667
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps),
8.500%, 12-29-28 (C)	2,354	2,366

		6,033

Total Materials - 0.5%		20,553

TOTAL LOANS – 27.2%		$1,100,726
(Cost: $1,124,386)

SHORT-TERM SECURITIES	Shares
Money Market Funds(P) - 5.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
0.010% (O)	35,335	35,335
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	187,187	187,186

		222,521

TOTAL SHORT-TERM SECURITIES – 5.4%		$222,521
(Cost: $222,521)

TOTAL INVESTMENT SECURITIES – 100.4%		$4,102,039
(Cost: $4,317,037)

LIABILITIES, NET OF CASH AND OTHER ASSETS(Q)(R) – (0.4)%		(18,196)

NET ASSETS – 100.0%		$4,083,843

2021	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
ASG Warrant Corp.	5-31-18	20	$1,206	$–	*
BIS Industries Ltd.	12-22-17	19,683	1,853	–	*
Foresight Energy L.P.	6-30-20	1,117	21,918	23,622
Larchmont Resources LLC	12-8-16	18	6,189	24
Maritime Finance Co. Ltd.	9-19-13	1,750	25,496	4,862
New Cotai Participation Corp., Class B	9-29-20	20,316	194,452	43,650
Sabine Oil & Gas Corp.	12-7-16	5	232	15
Studio City International Holdings Ltd. ADR	8-5-20	934	14,538	7,633
Targa Resources Corp., 9.500%	10-24-17	47	52,454	50,626

		Principal
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	12-31-20	$7,730	7,730	7,730
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25	9-10-20 to 3-16-21	$6,125	6,125	6,061

			$332,193	$144,223

The	total value of these securities represented 3.5% of net assets at September 30, 2021.

(E)	Listed on an exchange outside the United States.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $2,215,786 or 54.3% of net assets.

(H)	All or a portion of securities with an aggregate value of $43,577 are on loan.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(L)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar).

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at September 30, 2021.

(Q)	Cash of $350 has been pledged as collateral on OTC forward foreign currency contracts.

(R)	Cash of $191 has been pledged as collateral on open futures contracts.

The following forward foreign currency contracts were outstanding at September 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	43,392	U.S. Dollar	33,856	11-19-21	Morgan Stanley International	$—	$400

42	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	25	12-21-21	2,500	$(3,980)	$106
U.S. Treasury Ultra Long Bond	Short	16	12-21-21	1,600	(3,057)	112

					$(7,037)	$218

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$52,581	$—	$—
Consumer Discretionary	112,946	—	52,547
Consumer Staples	—	—	—	*
Energy	—	13,982	23,622
Financials	—	—	4,862
Industrials	—	—	—	*
Total Common Stocks	$165,527	$13,982	$81,031
Preferred Stocks	—	52,677	—
Warrants	483	—	—
Corporate Debt Securities	—	2,465,092	—
Loans	—	943,106	157,620
Short-Term Securities	222,521	—	—
Total	$388,531	$3,474,857	$238,651
Futures Contracts	$218	$—	$—

Liabilities
Forward Foreign Currency Contracts	$—	$400	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt		Loans
Beginning Balance 4-1-21	$113,060	$—	*	$66,444
Net realized gain (loss)	(26,641)	—		(19)
Net change in unrealized appreciation (depreciation)	6,096	—		8,058
Purchases	—	—		63,426
Sales	—	—	*	(2,630)
Amortization/Accretion of premium/discount	—	—		60
Transfers into Level 3 during the period	—	—		46,913
Transfers out of Level 3 during the period	(11,484)	—		(24,632)
Ending Balance 9-30-21	$81,031	$—		$157,620
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-21	$(20,545)	$—		$8,416

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

2021	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	DELAWARE IVY HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 9-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$4,862	Market approach	Adjusted book value multiple	1.00x
	8,897	Market approach	Revenue multiple	0.67x
			EBITDA multiple	4.62x
	23,622	Market approach	Illiquidity discount	30.00%
	43,650	Market approach	Financials	N/A
			Premium	20.00%

Loans	157,620	Third-party valuation pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY INTERNATIONAL CORE EQUITY FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Consumer Discretionary	16.7%
Industrials	15.5%
Financials	15.2%
Health Care	13.7%
Consumer Staples	11.1%
Energy	9.2%
Materials	5.7%
Information Technology	5.4%
Communication Services	3.1%
Utilities	2.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Country Weightings

Europe	62.1%
France	15.0%
United Kingdom	14.7%
Germany	14.5%
Netherlands	7.3%
Other Europe	10.6%
Pacific Basin	22.7%
Japan	15.8%
Other Pacific Basin	6.9%
North America	9.8%
Canada	6.2%
Other North America	3.6%
South America	1.9%
Africa	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Merck KGaA	Germany	Health Care	Pharmaceuticals
Airbus SE	France	Industrials	Aerospace & Defense
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Carrefour S.A.	France	Consumer Staples	Hypermarkets & Super Centers
TotalEnergies SE	France	Energy	Integrated Oil & Gas
Tokio Marine Holdings, Inc.	Japan	Financials	Property & Casualty Insurance
Banco Bilbao Vizcaya Argentaria S.A.	Spain	Financials	Diversified Banks
Schneider Electric S.A.	France	Industrials	Electrical Components & Equipment
WPP Group plc	United Kingdom	Communication Services	Advertising
Technip-Coflexip	United Kingdom	Energy	Oil & Gas Equipment & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy International Core Equity Fund changed to Delaware Ivy International Core Equity Fund.

2021	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 1.3%
Newcrest Mining Ltd.	1,827	$30,280

Total Australia - 1.3%		$30,280
Brazil

Consumer Staples – 0.8%
Ambev S.A.	6,207	17,473

Financials – 1.1%
Banco Bradesco S.A.	6,593	25,181

Total Brazil - 1.9%		$42,654
Canada

Consumer Discretionary – 2.6%
Canada Goose Holdings, Inc. (A)	961	34,291
Dollarama, Inc.	592	25,665

		59,956

Energy – 1.3%
Suncor Energy, Inc.	1,504	31,177

Industrials – 1.3%
Canadian Pacific Railway Ltd.	465	30,358

Materials – 1.0%
Teck Cominco Ltd.	977	24,322

Total Canada - 6.2%		$145,813
China

Financials – 0.5%
China International Capital Corp. Ltd., H Shares	4,312	11,271

Total China - 0.5%		$11,271
Denmark

Health Care – 1.4%
Genmab A.S. (A)	77	33,520

Industrials – 1.1%
A.P. Moller - Maersk A/S	6	17,030
A.P. Moller - Maersk A/S, Class A	4	9,079

		26,109

Total Denmark - 2.5%		$59,629
France

Consumer Discretionary – 1.3%
Compagnie Generale des Etablissements Michelin, Class B	195	29,837

Consumer Staples – 2.0%
Carrefour S.A.	2,565	45,967

COMMON STOCKS (Continued)	Shares		Value

Energy – 1.7%
TotalEnergies SE (B)	846		$40,452

Financials – 1.4%
BNP Paribas S.A. (B)	507		32,460

Industrials – 6.2%
Airbus SE	391		51,788
Compagnie de Saint-Gobain	355		23,902
Schneider Electric S.A.	223		37,190
Vinci	309		32,133

			145,013

Information Technology – 1.4%
Cap Gemini S.A.	162		33,555

Utilities – 1.0%
ENGIE S.A.	1,801		23,559

Total France - 15.0%			$350,843
Germany

Communication Services – 1.0%
Deutsche Telekom AG, Registered Shares	1,231		24,688

Consumer Discretionary – 2.0%
AUTO1 Group SE (A)	347		12,690
Continental AG	308		33,467
Vitesco Technologies Group AG (A)	—	*	—	*

			46,157

Consumer Staples – 1.5%
Beiersdorf Aktiengesellschaft	323		34,853

Financials – 1.1%
Deutsche Boerse AG	159		25,758

Health Care – 2.8%
Merck KGaA	302		65,437

Industrials – 1.5%
Siemens AG	207		33,805

Information Technology – 1.2%
SAP AG	203		27,467

Materials – 1.3%
HeidelbergCement AG	399		29,803

Utilities – 1.0%
RWE Aktiengesellschaft	682		24,053

Total Germany - 13.4%			$312,021
Hong Kong

Financials – 1.4%
AIA Group Ltd.	2,974		34,218

Total Hong Kong - 1.4%			$34,218

COMMON STOCKS (Continued)	Shares	Value
India

Energy – 1.2%
Reliance Industries Ltd.	802	$27,128

Total India - 1.2%		$27,128
Japan

Consumer Discretionary – 6.2%
Honda Motor Co. Ltd.	993	30,526
Ryohin Keikaku Co. Ltd.	1,021	22,708
Sekisui House Ltd.	1,370	28,679
Subaru Corp.	1,738	32,121
Zozo, Inc.	794	29,763

		143,797

Consumer Staples – 1.5%
Seven & i Holdings Co. Ltd.	791	36,005

Energy – 1.3%
Inpex Corp.	3,909	30,435

Financials – 2.9%
ORIX Corp.	1,546	28,932
Tokio Marine Holdings, Inc. (B)	722	38,708

		67,640

Health Care – 1.3%
Terumo Corp.	645	30,452

Industrials – 1.3%
SMC Corp.	50	31,177

Information Technology – 1.3%
Shimadzu Corp.	673	29,542

Total Japan - 15.8%		$369,048
Mexico

Consumer Staples – 1.5%
Fomento Economico Mexicano S.A.B. de C.V.	398	34,504

Materials – 1.0%
Fresnillo plc	2,294	24,028

Total Mexico - 2.5%		$58,532
Netherlands

Consumer Discretionary – 2.4%
Prosus N.V.	396	31,663
Stellantis N.V.	1,302	24,812

		56,475

Energy – 1.3%
Royal Dutch Shell plc, Class A	1,313	29,342

Financials – 1.1%
ING Groep N.V., Certicaaten Van Aandelen	1,727	25,104

46	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Health Care – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	778	$34,574

Industrials – 1.0%
Randstad Holding N.V. (B)	354	23,862

Total Netherlands - 7.3%		$169,357
Norway

Financials – 1.5%
DNB ASA (A) (B)	1,488	33,820

Total Norway - 1.5%		$33,820
South Africa

Materials – 1.1%
Mondi plc	1,007	24,680

Total South Africa - 1.1%		$24,680
South Korea

Industrials – 1.0%
LG Corp.	310	24,104

Information Technology – 1.5%
Samsung Electronics Co. Ltd.	571	35,428

Total South Korea - 2.5%		$59,532
Spain

Financials – 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	5,811	38,358

Total Spain - 1.6%		$38,358
Sweden

Consumer Staples – 1.3%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	1,004	31,128

Industrials – 1.0%
Epiroc AB, Class A (A)	734	15,259
Epiroc AB, Class B (A)	379	6,718

		21,977

Total Sweden - 2.3%		$53,105

COMMON STOCKS (Continued)	Shares		Value
Switzerland

Health Care – 1.6%
Roche Holdings AG, Genusscheine	99		$36,165

Industrials – 1.1%
Ferguson plc	188		26,073

Total Switzerland - 2.7%			$62,238
United Kingdom

Communication Services – 2.1%
BT Group plc (A)	5,377		11,527
WPP Group plc	2,741		36,727

			48,254

Consumer Discretionary – 1.1%
Persimmon plc	719		25,729

Consumer Staples – 2.5%
Tesco plc	9,264		31,551
Unilever plc	486		26,305

			57,856

Energy – 2.4%
Technip-Coflexip (A)	3,549		41,473
TechnipFMC plc (A)	1,842		13,869

			55,342

Financials – 2.6%
Legal & General Group plc	7,281		27,356
Prudential plc	1,673		32,470

			59,826

Health Care – 4.0%
AstraZeneca plc	124		14,984
AstraZeneca plc ADR	407		24,435
GlaxoSmithKline plc	2,600		49,078
GlaxoSmithKline plc ADR (B)	136		5,192

			93,689

Total United Kingdom - 14.7%			$340,696
United States

Financials – 0.0%
Jackson Financial, Inc., Class A (A)	—	*	—	*

COMMON STOCKS (Continued)	Shares	Value
Health Care – 1.1%
Ortho Clinical Diagnostics Holdings plc (A)	1,368	$25,286

Total United States - 1.1%		$25,286

TOTAL COMMON STOCKS – 96.5%		$2,248,509
(Cost: $1,857,981)

PREFERRED STOCKS
Germany

Consumer Discretionary – 1.1%
Volkswagen AG, 2.260%	122	27,130

Total Germany - 1.1%		$27,130

TOTAL PREFERRED STOCKS – 1.1%		$27,130
(Cost: $19,117)

SHORT-TERM SECURITIES
Money Market Funds (C) – 3.4%

State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	37,051	37,051

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010% (D)	42,167	42,167

		79,218

TOTAL SHORT-TERM SECURITIES – 3.4%		$79,218
(Cost: $79,218)

TOTAL INVESTMENT SECURITIES – 101.0%		$2,354,857
(Cost: $1,956,316)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(23,932)

NET ASSETS – 100.0%		$2,330,925

Notes to Schedule of Investments

* Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $87,920 are on loan.

(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

2021	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	DELAWARE IVY INTERNATIONAL CORE EQUITY FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$72,942	$—
Consumer Discretionary	72,646	289,305	—
Consumer Staples	51,977	205,809	—
Energy	73,401	140,475	—
Financials	25,181	328,455	—
Health Care	54,913	264,210	—
Industrials	45,617	316,861	—
Information Technology	—	125,992	—
Materials	24,322	108,791	—
Utilities	—	47,612	—
Total Common Stocks	$348,057	$1,900,452	$—
Preferred Stocks	—	27,130	—
Short-Term Securities	79,218	—	—
Total	$427,275	$1,927,582	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Consumer Discretionary	16.7%
Industrials	15.5%
Financials	15.2%
Health Care	13.7%
Consumer Staples	11.1%
Energy	9.2%
Materials	5.7%
Information Technology	5.4%
Communication Services	3.1%
Utilities	2.0%
Other+	2.4%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY LARGE CAP GROWTH FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Information Technology	47.7%
Communication Services	13.9%
Consumer Discretionary	13.0%
Health Care	11.6%
Industrials	8.0%
Financials	3.3%
Consumer Staples	2.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Motorola Solutions, Inc.	Information Technology	Communications Equipment
Facebook, Inc., Class A	Communication Services	Interactive Media & Services
NVIDIA Corp.	Information Technology	Semiconductors
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
UnitedHealth Group, Inc.	Health Care	Managed Health Care

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

(a)	Effective July 1, 2021, the name of Ivy Large Cap Growth Fund changed to Delaware Ivy Large Cap Growth Fund.

2021	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	DELAWARE IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.9%
Electronic Arts, Inc.	1,248	$177,545

Interactive Media & Services – 11.0%
Alphabet, Inc., Class A(A)	134	357,717
Alphabet, Inc., Class C(A)	20	52,661
Facebook, Inc., Class A(A)	642	217,753
Pinterest, Inc., Class A(A)	835	42,556

		670,687

Total Communication Services - 13.9%		848,232
Consumer Discretionary

Automobile Manufacturers – 1.8%
Ferrari N.V.	505	105,549

Footwear – 1.1%
NIKE, Inc., Class B	463	67,206

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	315	103,512

Hotels, Resorts & Cruise Lines – 1.3%
Booking Holdings, Inc.(A)	34	80,963

Internet & Direct Marketing Retail – 7.1%
Amazon.com, Inc.(A)	131	431,365

Total Consumer Discretionary - 13.0%		788,595
Consumer Staples

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), Class A	68	20,509

Soft Drinks – 1.9%
Coca-Cola Co. (The)	2,200	115,422

Total Consumer Staples - 2.2%		135,931
Financials

Financial Exchanges & Data – 3.3%
Intercontinental Exchange, Inc.	783	89,875
S&P Global, Inc.	264	112,174

		202,049

Total Financials - 3.3%		202,049

Health Care
Health Care Equipment – 2.8%
Danaher Corp.	272	82,936
Intuitive Surgical, Inc.(A)	89	88,177

		171,113

Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	305	126,254

COMMON STOCKS (Continued)	Shares	Value

Health Care Technology – 2.4%
Cerner Corp.	2,100	$148,106

Managed Health Care – 2.9%
UnitedHealth Group, Inc.	450	175,793

Pharmaceuticals – 1.4%
Zoetis, Inc.	436	84,562

Total Health Care - 11.6%		705,828
Industrials

Industrial Machinery – 1.6%
Stanley Black & Decker, Inc.	537	94,222

Railroads – 0.8%
Union Pacific Corp.	260	51,028

Research & Consulting Services – 4.1%
CoStar Group, Inc.(A)	571	49,171
TransUnion	915	102,788
Verisk Analytics, Inc., Class A	476	95,315

		247,274

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	552	92,287

Total Industrials - 8.0%		484,811
Information Technology

Application Software – 7.6%
Adobe, Inc.(A)	232	133,426
Autodesk, Inc.(A)	143	40,828
Intuit, Inc.	303	163,252
salesforce.com, Inc.(A)	449	121,753

		459,259

Communications Equipment – 3.8%
Motorola Solutions, Inc.	1,006	233,769

Data Processing & Outsourced Services – 8.9%
Broadridge Financial Solutions, Inc.	654	108,923
PayPal, Inc.(A)	623	162,202
Visa, Inc., Class A	1,225	272,785

		543,910

Internet Services & Infrastructure – 2.7%
VeriSign, Inc.(A)	790	162,001

IT Consulting & Other Services – 2.2%
Gartner, Inc., Class A(A)	437	132,649

Semiconductors – 3.5%
NVIDIA Corp.	1,032	213,867

Systems Software – 11.1%
Microsoft Corp.	2,406	678,352

COMMON STOCKS (Continued)	Shares	Value

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	3,409	$482,364

Total Information Technology - 47.7%		2,906,171

TOTAL COMMON STOCKS – 99.7%		$6,071,617
(Cost: $2,507,697)

SHORT-TERM SECURITIES
Money Market Funds(B) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	24,605	24,605

TOTAL SHORT-TERM SECURITIES – 0.4%		$24,605
(Cost: $24,605)

TOTAL INVESTMENT SECURITIES – 100.1%		$6,096,222
(Cost: $2,532,302)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(6,196)

NET ASSETS – 100.0%		$6,090,026

50	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY LARGE CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,071,617	$—	$—
Short-Term Securities	24,605	—	—
Total	$6,096,222	$—	$—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	51

PORTFOLIO HIGHLIGHTS	DELAWARE IVY LIMITED-TERM BOND FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	97.2%
Corporate Debt Securities	60.8%
United States Government and Government Agency Obligations	34.0%
Asset-Backed Securities	1.6%
Mortgage-Backed Securities	0.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.8%

Quality Weightings

Investment Grade	86.7%
AAA	17.5%
AA	10.2%
A	18.5%
BBB	40.5%
Non-Investment Grade	10.5%
BB	4.6%
Non-rated	5.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Limited-Term Bond Fund changed to Delaware Ivy Limited-Term Bond Fund.

52	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$2,361	$2,376
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24 (A)	6,500	6,790
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.836%, 1-15-25 (A)	5,840	6,048
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
1.884%, 1-15-26 (A)	3,222	3,262

TOTAL ASSET-BACKED SECURITIES – 1.6%		$18,476
(Cost: $18,460)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 1.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	3,285	3,555
4.908%, 7-23-25	4,015	4,517
Omnicom Group, Inc. and Omnicom Capital, Inc.,
3.650%, 11-1-24	2,105	2,273
Viacom, Inc.,
4.750%, 5-15-25	3,500	3,930

		14,275

Integrated Telecommunication Services – 2.8%
AT&T, Inc.:
4.125%, 2-17-26	3,341	3,731
1.700%, 3-25-26	3,650	3,696
2.950%, 7-15-26	3,750	4,012
Qwest Corp.,
6.750%, 12-1-21	3,830	3,865
Sprint Corp.,
7.875%, 9-15-23	5,130	5,738
Verizon Communications, Inc.:
1.450%, 3-20-26	2,200	2,221
3.000%, 3-22-27	8,100	8,697

		31,960

Movies & Entertainment – 1.0%
Netflix, Inc.:
5.500%, 2-15-22	3,565	3,627
5.875%, 2-15-25	3,750	4,279
TWDC Enterprises 18 Corp.,
7.550%, 7-15-93	3,650	4,195

		12,101

Wireless Telecommunication Service – 0.8%
Crown Castle Towers LLC:
3.720%, 7-15-23(A)	3,000	3,087
3.663%, 5-15-25(A)	2,050	2,155

CORPORATE DEBT SECURITIES (Continued)
Wireless Telecommunication Service (Continued)
T-Mobile USA, Inc.,
3.500%, 4-15-25	$3,500	$3,772

		9,014

Total Communication Services - 5.8%		67,350
Consumer Discretionary

Apparel Retail – 0.1%
Nordstrom, Inc.,
2.300%, 4-8-24	730	730

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp.,
4.625%, 7-10-25	3,650	4,022

Automobile Manufacturers – 1.2%
General Motors Co.,
4.875%, 10-2-23	4,223	4,566
Nissan Motor Co. Ltd.,
3.043%, 9-15-23(A)	3,750	3,902
Volkswagen Group of America, Inc.,
0.875%, 11-22-23(A)	5,150	5,177

		13,645

Automotive Retail – 0.3%
7-Eleven, Inc.,
0.800%, 2-10-24(A)	2,000	2,000
AutoNation, Inc.,
3.500%, 11-15-24	1,575	1,689

		3,689

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2-15-26(A)	1,950	1,934
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 11-1-23	765	828

		2,762

Homebuilding – 1.0%
D.R. Horton, Inc.:
2.600%, 10-15-25	2,139	2,246
1.300%, 10-15-26	1,500	1,484
Lennar Corp.:
4.125%, 1-15-22	3,000	3,004
4.750%, 11-15-22(B)	4,171	4,316

		11,050

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc.,
3.600%, 12-15-23	2,225	2,356

Total Consumer Discretionary - 3.3%		38,254
Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc.,
1.375%, 7-23-23(A)	3,000	3,056

CORPORATE DEBT SECURITIES (Continued)
Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.200%, 2-15-23	$7,750	$8,018
4.250%, 5-1-23	2,500	2,643
Diageo Capital plc (GTD by Diageo plc),
3.500%, 9-18-23	3,500	3,704

		14,365

Food Distributors – 0.6%
Sysco Corp.:
5.650%, 4-1-25	3,500	4,027
3.750%, 10-1-25	3,150	3,450

		7,477

Food Retail – 0.4%
Darling Ingredients, Inc.,
5.250%, 4-15-27(A)	4,355	4,537

Household Products – 0.1%
Procter & Gamble Co. (The),
1.000%, 4-23-26	1,250	1,252

Packaged Foods & Meats – 1.2%
Campbell Soup Co.,
3.950%, 3-15-25	2,875	3,135
Conagra Brands, Inc.:
0.500%, 8-11-23	1,125	1,125
1.375%, 11-1-27	2,600	2,535
Kraft Heinz Foods Co.,
3.000%, 6-1-26	429	452
McCormick & Co., Inc.:
3.500%, 9-1-23	1,320	1,383
0.900%, 2-15-26	2,975	2,927
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
3.950%, 8-15-24	2,000	2,163

		13,720

Soft Drinks – 1.2%
Coca-Cola European Partners plc,
0.800%, 5-3-24(A)	3,500	3,490
Coca-Cola Refreshments USA, Inc.,
8.000%, 9-15-22	6,375	6,849
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	1,043	1,103
0.750%, 3-15-24	1,820	1,821

		13,263

Total Consumer Staples - 5.0%		57,670
Energy

Oil & Gas Exploration & Production – 0.9%
Aker BP ASA,
2.875%, 1-15-26(A)	3,675	3,886
EQT Corp.,
3.000%, 10-1-22	2,950	3,006
Harvest Operations Corp.,
1.000%, 4-26-24(A)	3,600	3,602

		10,494

2021	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)
Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp.,
2.625%, 10-1-23	$2,925	$3,021

Oil & Gas Storage & Transportation – 2.5%
Cheniere Corpus Christi Holdings LLC,
7.000%, 6-30-24	1,500	1,697
Enbridge, Inc.,
2.900%, 7-15-22	2,913	2,965
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,179	1,233
Galaxy Pipeline Assets BidCo Ltd.,
1.750%, 9-30-27(A)	4,200	4,251
Kinder Morgan Energy Partners L.P.,
3.450%, 2-15-23	4,090	4,231
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22(A)	4,450	4,503
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	6,200	6,522
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.250%, 4-1-24	3,200	3,427

		28,829

Total Energy – 3.7%		42,344
Financials

Asset Management & Custody Banks – 1.5%
Ares Capital Corp.:
3.625%, 1-19-22	1,030	1,037
3.500%, 2-10-23	1,425	1,474
4.250%, 3-1-25	1,890	2,029
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.000%, 4-1-24	3,200	3,435
Citadel Finance LLC,
3.375%, 3-9-26(A)	3,850	3,908
National Securities Clearing Corp.,
1.200%, 4-23-23(A)	1,028	1,043
Owl Rock Capital Corp.,
3.400%, 7-15-26	3,700	3,856

		16,782

Consumer Finance – 2.8%
Ally Financial, Inc.:
1.450%, 10-2-23	8,200	8,324
5.800%, 5-1-25	5,850	6,732
Caterpillar Financial Services Corp.,
0.450%, 9-14-23	3,000	3,008
Discover Bank:
2.450%, 9-12-24	4,890	5,101
3.450%, 7-27-26	4,770	5,174
Ford Motor Credit Co. LLC,
2.700%, 8-10-26	1,700	1,706
Hyundai Capital America,
1.250%, 9-18-23(A)	2,200	2,219

		32,264

CORPORATE DEBT SECURITIES (Continued)
Diversified Banks – 4.4%
Bank of America Corp.:
4.125%, 1-22-24	$3,000	$3,244
0.523%, 6-14-24	2,175	2,175
4.200%, 8-26-24	3,675	4,021
4.000%, 1-22-25	4,000	4,348
1.734%, 7-22-27	3,750	3,768
Bank of Montreal,
2.050%, 11-1-22	5,000	5,097
Mitsubishi UFJ Financial Group, Inc.,
0.848%, 9-15-24	3,500	3,516
Mizuho Financial Group, Inc.,
0.849%, 9-8-24	4,700	4,717
National Bank of Canada,
2.100%, 2-1-23	3,600	3,680
Sumitomo Mitsui Trust Bank Ltd.,
0.800%, 9-12-23(A)	3,700	3,723
Svenska Handelsbanken AB,
0.625%, 6-30-23(A)	3,500	3,518
U.S. Bancorp,
2.375%, 7-22-26	2,275	2,404
Wells Fargo & Co.,
3.000%, 4-22-26	6,375	6,843

		51,054

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	3,700	3,717
3.450%, 9-21-23	3,500	3,697

		7,414

Investment Banking & Brokerage – 3.5%
Charles Schwab Corp. (The),
0.900%, 3-11-26	7,400	7,338
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	5,000	5,385
4.250%, 10-21-25	7,209	7,987
0.836%, 12-9-26	3,700	3,714
Morgan Stanley:
3.700%, 10-23-24	3,650	3,961
3.125%, 7-27-26	9,515	10,246
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
4.000%, 5-31-23(C)	1,700	1,724

		40,355

Life & Health Insurance – 2.7%
Aflac, Inc.,
1.125%, 3-15-26	3,290	3,291
F&G Global Funding,
1.750%, 6-30-26(A)	2,150	2,165
MassMutual Global Funding II,
0.600%, 4-12-24(A)	5,100	5,100
Metropolitan Life Global Funding I,
0.900%, 6-8-23(A)	3,750	3,787
New York Life Global Funding,
0.850%, 1-15-26(A)	5,000	4,929
Principal Life Global Funding II,
0.750%, 4-12-24(A)	2,200	2,204
Protective Life Global Funding:
0.631%, 10-13-23(A)	2,250	2,257
1.618%, 4-15-26(A)	3,650	3,687

CORPORATE DEBT SECURITIES (Continued)
Life & Health Insurance (Continued)
Reliance Standard Life Insurance II,
2.150%, 1-21-23(A)	$3,600	$3,679

		31,099

Multi-Line Insurance – 0.7%
Athene Global Funding:
0.950%, 1-8-24(A)	3,000	3,015
0.914%, 8-19-24(A)	2,150	2,150
1.608%, 6-29-26(A)	3,000	3,000

		8,165

Other Diversified Financial Services – 2.7%
Citigroup, Inc.:
3.500%, 5-15-23	4,140	4,338
0.776%, 10-30-24	3,700	3,715
5.500%, 9-13-25	1,900	2,194
JPMorgan Chase & Co.:
3.875%, 9-10-24	2,542	2,765
0.653%, 9-16-24	3,000	3,008
1.045%, 11-19-26	10,900	10,739
1.578%, 4-22-27	2,200	2,206
USAA Capital Corp.,
1.500%, 5-1-23(A)	2,000	2,035

		31,000

Regional Banks – 0.5%
First Horizon National Corp.,
3.550%, 5-26-23	6,000	6,263

Specialized Finance – 0.5%
Corporacion Andina de Fomento,
2.375%, 5-12-23	1,500	1,542
FS KKR Capital Corp.,
4.750%, 5-15-22	2,100	2,146
LSEGA Financing plc,
0.650%, 4-6-24(A)	1,460	1,457

		5,145

Total Financials – 19.9%		229,541
Health Care

Health Care Equipment – 0.3%
Becton Dickinson & Co.,
3.734%, 12-15-24	998	1,079
Boston Scientific Corp.,
3.850%, 5-15-25	2,625	2,873

		3,952

Health Care Facilities – 0.9%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	1,870	1,987
5.875%, 5-1-23	4,323	4,653
Universal Health Services, Inc.,
1.650%, 9-1-26(A)	3,650	3,630

		10,270

Health Care Services – 0.3%
Highmark, Inc.,
1.450%, 5-10-26(A)	3,625	3,600

54	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)
Managed Health Care – 0.9%
Anthem, Inc.,
3.350%, 12-1-24	$5,000	$5,362
Humana, Inc.:
0.650%, 8-3-23	750	751
1.350%, 2-3-27	750	740
UnitedHealth Group, Inc.,
1.150%, 5-15-26	2,900	2,903

		9,756

Pharmaceuticals – 2.0%
AbbVie, Inc.,
2.300%, 11-21-22	3,600	3,675
Bayer U.S. Finance II LLC:
3.875%, 12-15-23(A)	3,600	3,831
2.850%, 4-15-25(A)	2,581	2,675
Novartis Capital Corp. (GTD by Novartis AG),
3.000%, 11-20-25	3,750	4,052
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23	5,200	5,218
1.200%, 9-2-25	3,940	3,917

		23,368

Total Health Care – 4.4%		50,946
Industrials

Aerospace & Defense – 2.3%
Boeing Co. (The):
2.200%, 10-30-22	5,500	5,579
2.800%, 3-1-23	5,623	5,780
Harris Corp.,
3.832%, 4-27-25	2,225	2,420
Huntington Ingalls Industries, Inc.,
0.670%, 8-16-23(A)	5,000	5,000
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
2.950%, 5-15-23	5,525	5,718
Park Aerospace Holdings Ltd.,
5.500%, 2-15-24(A)	1,750	1,910

		26,407

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7-2-23	3,250	3,323

Airlines – 0.3%
Aviation Capital Group LLC,
4.375%, 1-30-24(A)	3,000	3,204

Building Products – 0.5%
Lennox International, Inc.,
1.350%, 8-1-25	5,600	5,604

CORPORATE DEBT SECURITIES (Continued)
Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc.,
1.750%, 4-10-26	$2,900	$2,910

Electrical Components & Equipment – 0.2%
Vontier Corp.,
1.800%, 4-1-26(A)	2,185	2,172

Environmental & Facilities Services – 0.6%
Republic Services, Inc.,
0.875%, 11-15-25	2,200	2,169
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
0.750%, 11-15-25	5,045	4,977

		7,146

Industrial Conglomerates – 0.3%
General Electric Capital Corp.,
5.012%, 1-1-24	3,027	3,151

Industrial Machinery – 0.3%
Roper Technologies, Inc.,
1.000%, 9-15-25	3,600	3,582

Railroads – 0.3%
Canadian National Railway Co.,
2.750%, 3-1-26	3,600	3,831

Research & Consulting Services – 0.7%
IHS Markit Ltd.,
5.000%, 11-1-22(A)	4,285	4,449
Thomson Reuters Corp.,
4.300%, 11-23-23	3,630	3,883

		8,332

Total Industrials – 6.1%		69,662
Information Technology

Application Software – 1.1%
Infor, Inc.,
1.450%, 7-15-23(A)	2,580	2,608
Nuance Communications, Inc.,
5.625%, 12-15-26	6,830	7,077
NXP B.V. and NXP Funding LLC,
3.875%, 6-18-26(A)	3,000	3,307

		12,992

Data Processing & Outsourced Services – 1.4%
Fidelity National Information Services, Inc.,
0.600%, 3-1-24	3,635	3,631
Global Payments, Inc.,
2.650%, 2-15-25	4,125	4,313
PayPal Holdings, Inc.,
1.650%, 6-1-25	7,907	8,106

		16,050

CORPORATE DEBT SECURITIES (Continued)
Internet Services & Infrastructure – 0.1%
Baidu, Inc.,
1.720%, 4-9-26	$1,050	$1,053

Semiconductors – 1.5%
Maxim Integrated Products, Inc.,
3.375%, 3-15-23	675	698
Microchip Technology, Inc.,
0.983%, 9-1-24(A)	4,750	4,746
TSMC Global Ltd.,
1.250%, 4-23-26(A)	3,500	3,467
Xilinx, Inc.,
2.950%, 6-1-24	7,425	7,830

		16,741

Systems Software – 0.5%
Fortinet, Inc.,
1.000%, 3-15-26	2,905	2,864
VMware, Inc.:
0.600%, 8-15-23	725	726
4.500%, 5-15-25	1,800	2,006

		5,596

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.,
3.000%, 2-9-24	7,162	7,556
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 6-1-23	1,950	2,069

		9,625

Total Information Technology – 5.4%		62,057
Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc.,
0.650%, 7-15-23	1,800	1,804

Diversified Chemicals – 0.2%
DowDuPont, Inc.,
4.205%, 11-15-23	2,450	2,631

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The):
3.250%, 11-15-22	2,314	2,381
4.250%, 11-15-23	750	800
Nutrien Ltd.,
1.900%, 5-13-23	1,500	1,533

		4,714

Paper Packaging – 0.4%
Avery Dennison Corp.,
0.850%, 8-15-24	1,125	1,125

2021	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)
Paper Packaging (Continued)
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC),
0.821%, 4-15-24 (A)	$3,650	$3,632

		4,757

Total Materials – 1.2%		13,906
Real Estate

Industrial REITs – 0.1%

Avolon Holdings Funding Ltd.,
4.250%, 4-15-26 (A)	1,100	1,184

Office REITs – 0.1%
Vornado Realty L.P.,
2.150%, 6-1-26	1,100	1,118

Specialized REITs – 2.5%
American Tower Corp.:
3.070%, 3-15-23 (A)	8,265	8,273
0.600%, 1-15-24	3,700	3,694
1.300%, 9-15-25	2,000	2,001
Crown Castle International Corp.:
3.150%, 7-15-23	1,195	1,248
1.050%, 7-15-26	4,350	4,260
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.),
2.900%, 11-15-24	3,940	4,134
Equinix, Inc.:
2.625%, 11-18-24	1,840	1,928
1.000%, 9-15-25	3,675	3,626

		29,164

Total Real Estate - 2.7%		31,466
Utilities

Electric Utilities – 2.4%
American Transmission Systems, Inc.,
5.250%, 1-15-22 (A)	775	785
Edison International,
3.550%, 11-15-24	3,700	3,925
Evergy, Inc.,
5.292%, 6-15-22 (B)	2,890	2,954
FirstEnergy Corp.,
2.850%, 7-15-22	4,948	5,013
MidAmerican Energy Co.,
3.700%, 9-15-23	3,000	3,160
National Rural Utilities Cooperative Finance Corp.,
1.000%, 6-15-26	2,200	2,177
Southern Co. (The),
0.600%, 2-26-24	3,635	3,629
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	5,425	5,582

		27,225

CORPORATE DEBT SECURITIES (Continued)
Multi-Utilities – 0.9%
Black Hills Corp.,
1.037%, 8-23-24	$2,500	$2,500
Dominion Energy Gas Holdings LLC,
3.550%, 11-1-23	3,765	3,971
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps),
1.500%, 11-15-21 (C)	3,700	3,702

		10,173

Total Utilities - 3.3%		37,398

TOTAL CORPORATE DEBT SECURITIES – 60.8%		$700,594
(Cost: $696,544)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.8%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16,
0.000%, 12-27-43 (A) (D)	3,000	2,994
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20,
0.000%, 5-27-45 (A)(D)	6,353	6,184

		9,178

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$9,178
(Cost: $8,671)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.5%
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	6,025	6,217

Mortgage-Backed Obligations - 12.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
1.933%, 8-25-25(A)(C)	3,238	3,181
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 195 bps),
2.033%, 3-25-28 (A) (C)	2,294	2,234
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 200 bps),
2.101%, 10-25-25 (A) (C)	289	289

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps),
2.133%, 6-25-28 (A)(C)	$1,648	$1,632
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps),
2.233%, 1-25-27 (A)(C)	4,463	4,433
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
2.283%, 7-25-26 (A)(C)	3,279	3,292
2.283%, 4-25-2 9(A)(C)	1,891	1,895
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps),
2.333%, 12-25-29 (A)(C)	3,733	3,701
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.383%, 8-25-29 (A)(C)	3,709	3,736
2.383%, 9-25-29 (A)(C)	2,177	2,183
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps),
2.433%, 2-25-26 (A)(C)	3,881	3,886
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps),
2.533%, 11-25-29 (A)(C)	3,514	3,506
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
2.583%, 11-25-24 (A)(C)	2,566	2,556
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
2.633%, 6-25-27 (A)(C)	968	960
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps),
2.733%, 5-25-27 (A)(C)	2,063	2,080
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 270 bps),
2.783%, 11-25-27 (A) (C)	1,447	1,447
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 275 bps),
2.841%, 5-25-27(A)(C)	599	599

56	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 710 bps),
7.183%, 9-25-22(A)(C)	$2,814	$2,782
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 768 bps),
7.763%, 2-25-23(A)	1,737	1,752
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.612%, 8-25-46(A)(C)	3,750	3,902
3.695%, 11-25-47(A)(C)	165	165
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.509%, 7-25-22(A)(C)	3,000	3,057
3.745%, 7-25-46(A)(C)	3,000	3,115
4.069%, 12-25-46(A)(C)	4,455	4,722
3.658%, 2-25-48(A)(C)	5,245	5,286
3.760%, 11-25-50(A)(C)	910	956
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.691%, 11-25-23(A)(C)	15,799	16,482
4.003%, 5-25-45(A)(C)	6,500	6,620
3.667%, 6-25-45(A)(C)	1,000	1,040
3.612%, 8-25-46(A)(C)	3,000	3,147
3.678%, 11-25-47(A)(C)	4,470	4,583
3.658%, 2-25-48(A)(C)	4,000	4,029
3.710%, 6-25-48(A)(C)	2,500	2,688
3.632%, 12-25-49(A)(C)	1,500	1,558
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.844%, 6-25-22(A)(C)	11,098	11,265
4.195%, 5-25-25(A)(C)	985	1,068
3.800%, 11-25-49(A)(C)	5,100	5,448
3.760%, 11-25-50(A)(C)	12,555	13,400
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 10-25-41	5,619	5,767
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	2,453	2,522

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4-20-34	$1,519	$1,600

		148,564

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.4%		$154,781
(Cost: $151,470)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 20.6%
U.S. Treasury Notes:
1.875%, 2-28-22	20,250	20,402
1.750%, 5-31-22	14,500	14,663
1.750%, 7-15-22	34,000	34,445
2.000%, 7-31-22	16,500	16,764
1.375%, 10-15-22	1,000	1,013
2.000%, 10-31-22	42,500	43,376
2.125%, 12-31-22	20,000	20,497
1.500%, 1-15-23	11,500	11,702
2.500%, 3-31-23	30,950	32,025
2.750%, 4-30-23	19,250	20,026
0.125%, 10-15-23	8,000	7,973
0.125%, 1-15-24	5,000	4,974
0.375%, 9-15-24	10,000	9,958

		237,818

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.6%		$237,818
(Cost: $232,977)

SHORT-TERM SECURITIES
Commercial Paper(E) - 3.1%
Duke Energy Corp.,
0.080%, 10-1-21	4,000	4,000
General Motors Financial Co., Inc.:
0.240%, 10-1-21	28,500	28,500
0.310%, 10-28-21	3,000	2,999

		35,499

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps),
0.200%, 10-7-21(F)	850	850

SHORT-TERM SECURITIES	Principal	Value
Money Market Funds(G) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	$383	$383

TOTAL SHORT-TERM SECURITIES – 3.2%		$36,732
(Cost: $36,732)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,157,579
(Cost: $1,144,854)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(4,897)

NET ASSETS – 100.0%		$1,152,682

2021	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	DELAWARE IVY LIMITED-TERM BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $328,099 or 28.5% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Zero coupon bond.

(E)	Rate shown is the yield to maturity at September 30, 2021.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,476	$—
Corporate Debt Securities	—	700,594	—
Mortgage-Backed Securities	—	9,178	—
United States Government Agency Obligations	—	154,781	—
United States Government Obligations	—	237,818	—
Short-Term Securities	383	36,349	—
Total	$383	$1,157,196	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Delaware Ivy Managed International Opportunities Fund – Asset Allocation

Delaware Ivy Emerging Markets Equity Fund, Class R6	30.5%
Delaware Ivy International Core Equity Fund, Class R6	29.7%
Delaware Ivy International Small Cap Fund, Class R6	10.1%
Delaware Ivy Global Growth Fund, Class R6	10.0%
Delaware Ivy Global Equity Income Fund, Class R6	9.9%
Delaware Ivy Pzena International Value Fund, Class R6	4.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	5.0%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Fund’s prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a) Effective July 1, 2021, the name of Ivy Managed International Opportunities Fund changed to Delaware Ivy Managed International Opportunities Fund.

2021	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	DELAWARE IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy Emerging Markets Equity Fund, Class R6	1,837	$51,614
Delaware Ivy Global Equity Income Fund, Class R6	1,212	16,732
Delaware Ivy Global Growth Fund, Class R6	272	16,888
Delaware Ivy International Core Equity Fund, Class R6	2,405	50,367
Delaware Ivy International Small Cap Fund, Class R6	1,063	17,186
Delaware Ivy Pzena International Value Fund, Class R6	427	8,227

TOTAL AFFILIATED MUTUAL FUNDS – 95.0%		$161,014
(Cost: $109,227)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) - 5.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	8,512	$8,512

TOTAL SHORT-TERM SECURITIES – 5.0%		$8,512
(Cost: $8,512)

TOTAL INVESTMENT SECURITIES – 100.0%		$169,526
(Cost: $117,739)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(60)

NET ASSETS – 100.0%		$169,466

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$161,014	$—	$—
Short-Term Securities	8,512	—	—
Total	$169,526	$—	$—

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY MID CAP GROWTH FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	31.8%
Health Care	22.8%
Industrials	16.4%
Consumer Discretionary	12.6%
Financials	7.4%
Communication Services	4.6%
Materials	2.1%
Consumer Staples	1.2%
Purchased Options	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Sector	Industry
DexCom, Inc.	Health Care	Health Care Equipment
CoStar Group, Inc.	Industrials	Research & Consulting Services
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
DocuSign, Inc.	Information Technology	Application Software
Monolithic Power Systems, Inc.	Information Technology	Semiconductors
MarketAxess Holdings, Inc.	Financials	Financial Exchanges & Data
Paycom Software, Inc.	Information Technology	Application Software
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
Ulta Beauty, Inc.	Consumer Discretionary	Specialty Stores
Arista Networks, Inc.	Information Technology	Communications Equipment

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy Mid Cap Growth Fund changed to Delaware Ivy Mid Cap Growth Fund.

2021	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	DELAWARE IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.2%
Electronic Arts, Inc.	1,261	$179,334

Interactive Media & Services – 2.4%
Pinterest, Inc., Class A (A)	1,567	79,824
Twitter, Inc. (A)	1,887	113,981

		193,805

Total Communication Services – 4.6%		373,139
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.1%
Canada Goose Holdings, Inc. (A)	2,141	76,364
Levi Strauss & Co., Class A	2,649	64,918
lululemon athletica, Inc. (A)	267	107,907

		249,189

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	3,046	131,632

Footwear – 0.1%
On Holding AG, Class A (A)	266	8,014

Leisure Facilities – 1.2%
Vail Resorts, Inc.	298	99,668

Restaurants – 3.1%
Chipotle Mexican Grill, Inc., Class A (A)	139	252,701

Specialty Stores – 3.5%
National Vision Holdings, Inc. (A)	1,901	107,899
Ulta Beauty, Inc. (A)	475	171,443

		279,342

Total Consumer Discretionary — 12.6%		1,020,546
Consumer Staples

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	583	98,630

Total Consumer Staples – 1.2%		98,630
Financials

Financial Exchanges & Data – 2.6%
MarketAxess Holdings, Inc.	502	211,205

Regional Banks – 4.8%
First Republic Bank	823	158,680
Pinnacle Financial Partners, Inc.	672	63,238
SVB Financial Group (A)	254	164,010

		385,928

Total Financials –7.4%		597,133

COMMON STOCKS (Continued)	Shares	Value
Health Care

Biotechnology – 4.7%
Genmab A.S. ADR (A)	2,742	$119,822
Horizon Therapeutics plc (A)	1,130	123,781
Seattle Genetics, Inc. (A)	806	136,884

		380,487

Health Care Equipment – 11.7%
Abiomed, Inc. (A)	369	120,170
DexCom, Inc. (A)	555	303,758
Edwards Lifesciences Corp. (A)	1,068	120,887
Envista Holdings Corp. (A)	2,599	108,645
Intuitive Surgical, Inc. (A)	120	119,656
Masimo Corp. (A)	357	96,736
Zimmer Holdings, Inc.	528	77,349

		947,201

Health Care Technology – 1.9%
Cerner Corp.	2,229	157,222

Life Sciences Tools & Services – 4.5%
10x Genomics, Inc., Class A (A)	377	54,937
Agilent Technologies, Inc.	648	102,030
Repligen Corp. (A)	300	86,696
TECHNE Corp.	245	118,941

		362,604

Total Health Care — 22.8%		1,847,514
Industrials

Aerospace & Defense – 1.9%
CAE, Inc. (A)	1,358	40,566
HEICO Corp., Class A	982	116,348

		156,914

Building Products – 3.3%
A. O. Smith Corp.	1,872	114,305
Trex Co., Inc. (A)	1,461	148,965

		263,270

Industrial Machinery – 3.2%
IDEX Corp.	532	110,028
Middleby Corp. (A)	873	148,897

		258,925

Research & Consulting Services – 6.2%
Clarivate plc (A)	3,896	85,325
CoStar Group, Inc. (A)	3,058	263,171
TransUnion	1,387	155,794

		504,290

Trading Companies & Distributors – 1.8%
Fastenal Co.	2,878	148,547

Total Industrials – 16.4%		1,331,946

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Application Software – 10.4%
DocuSign, Inc. (A)	922	$237,379
Five9, Inc. (A)	777	124,153
Guidewire Software, Inc. (A)	1,078	128,172
Paycom Software, Inc. (A)	369	182,937
Q2 Holdings, Inc. (A)	450	36,071
Tyler Technologies, Inc. (A)	295	135,350

		844,062

Communications Equipment – 2.1%
Arista Networks, Inc. (A)	489	168,189

Data Processing & Outsourced Services – 0.4%
Genpact Ltd.	603	28,670

Electronic Components – 1.7%
II-VI, Inc. (A)	2,282	135,461

Electronic Equipment & Instruments – 4.1%
Keysight Technologies, Inc. (A)	966	158,714
Novanta, Inc. (A)	406	62,772
Trimble Navigation Ltd. (A)	1,391	114,419

		335,905

Semiconductor Equipment – 3.2%
Brooks Automation, Inc.	983	100,652
Teradyne, Inc.	1,449	158,197

		258,849

Semiconductors – 8.1%
Marvell Technology Group Ltd.	2,638	159,115
Microchip Technology, Inc.	1,031	158,228
Monolithic Power Systems, Inc.	488	236,463
SkyWater Technology, Inc. (A)(B)	708	19,258
Universal Display Corp.	502	85,751

		658,815

Systems Software – 1.8%
CrowdStrike Holdings, Inc., Class A (A)	582	143,000

Total Information Technology – 31.8%		2,572,951
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	555	81,233

Specialty Chemicals – 1.1%
RPM International, Inc.	1,160	90,076

Total Materials — 2.1%		171,309

TOTAL COMMON STOCKS – 98.9%		$8,013,168
(Cost: $4,290,809)

62	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Invesco QQQ Trust, Series 1,
Put $355.00, Expires 10-15-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	15,108	1,511	$8,725
iShares Russell 2000 ETF,
Put $218.00, Expires 10-15-21, OTC (Ctrpty: UBS AG)	5,675	568	2,435
SPDR S&P Midcap 400 ETF Trust,
Put $480.00, Expires 10-15-21, OTC (Ctrpty: UBS AG)	11,621	1,162	10,227

TOTAL PURCHASED OPTIONS – 0.2%			$21,387
(Cost: $16,142)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds(D) –1.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010%(C)	8,764	$8,764
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	94,541	94,540

		103,304

TOTAL SHORT-TERM SECURITIES – 1.3%		$103,304
(Cost: $103,304)

TOTAL INVESTMENT SECURITIES – 100.4%		$8,137,859
(Cost: $4,410,255)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(36,300)

NET ASSETS – 100.0%		$8,101,559

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $11,793 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Invesco QQQ Trust, Series 1	Morgan Stanley & Co., Inc.	Put	15,108	1,511	October 2021	$324.00	$1,435	$(1,216)
iShares Russell 2000 ETF	UBS AG	Put	5,675	567	October 2021	198.00	288	(340)
SPDR S&P Midcap 400 ETF Trust	UBS AG	Put	11,621	1,162	October 2021	440.00	1,005	(1,482)

							$2,728	$(3,038)

2021	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	DELAWARE IVY MID CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,013,168	$—	$—
Purchased Options	—	21,387	—
Short-Term Securities	103,304	—	—
Total	$8,116,472	$21,387	$—
Liabilities
Written Options	$—	$3,038	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY MID CAP INCOME OPPORTUNITIES FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation
Stocks	98.6%
Financials	20.6%
Consumer Discretionary	20.2%
Industrials	16.8%
Information Technology	14.3%
Materials	10.9%
Consumer Staples	5.9%
Health Care	5.6%
Real Estate	2.9%
Energy	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Top 10 Equity Holdings

Company	Sector	Industry
Travel and Leisure Co.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Microchip Technology, Inc.	Information Technology	Semiconductors
Arthur J. Gallagher & Co.	Financials	Insurance Brokers
Ares Management Corp., Class A	Financials	Asset Management & Custody Banks
Glacier Bancorp, Inc.	Financials	Regional Banks
Umpqua Holdings Corp.	Financials	Regional Banks
Cracker Barrel Old Country Store, Inc.	Consumer Discretionary	Restaurants
Tractor Supply Co.	Consumer Discretionary	Specialty Stores
Sysco Corp.	Consumer Staples	Food Distributors
American Campus Communities, Inc.	Real Estate	Residential REITs

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective July 1, 2021, the name of Ivy Mid Cap Income Opportunities Fund changed to Delaware Ivy Mid Cap Income Opportunities Fund.

2021	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	DELAWARE IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 2.7%
Garmin Ltd.	304	$47,242

Hotels, Resorts & Cruise Lines – 3.2%
Travel and Leisure Co.	1,039	56,630

Leisure Products – 5.5%
Hasbro, Inc.	540	48,213
Polaris, Inc.	416	49,745

		97,958

Restaurants – 3.0%
Cracker Barrel Old Country Store, Inc.	381	53,292

Specialized Consumer Services – 2.8%
Service Corp. International	810	48,840

Specialty Stores – 3.0%
Tractor Supply Co.	261	52,967

Total Consumer Discretionary — 20.2%		356,929
Consumer Staples

Food Distributors – 3.0%
Sysco Corp.	674	52,944

Household Products – 2.9%
Clorox Co. (The)	305	50,435

Total Consumer Staples — 5.9%		103,379
Energy

Oil & Gas Storage & Transportation – 1.4%
Rattler Midstream L.P.	2,013	23,633

Total Energy — 1.4%		23,633
Financials

Asset Management & Custody Banks – 5.8%
Ares Management Corp., Class A	728	53,733
Northern Trust Corp.	452	48,722

		102,455

Consumer Finance – 2.8%
Discover Financial Services	407	49,996

Insurance Brokers – 3.0%
Arthur J. Gallagher & Co.	362	53,837

Property & Casualty Insurance – 2.9%
First American Financial Corp.	755	50,650

COMMON STOCKS (Continued)	Shares	Value

Regional Banks – 6.1%
Glacier Bancorp, Inc.	968	$53,581
Umpqua Holdings Corp.	2,641	53,481

		107,062

Total Financials — 20.6%		364,000
Health Care

Health Care Facilities – 2.8%
Encompass Health Corp.	666	49,992

Health Care Services – 2.8%
Quest Diagnostics, Inc.	341	49,511

Total Health Care — 5.6%		99,503
Industrials

Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	584	50,804

Electrical Components & Equipment – 2.9%
nVent Electric plc	1,580	51,095

Industrial Machinery – 5.5%
Snap-on, Inc.	236	49,295
Stanley Black & Decker, Inc.	272	47,688

		96,983

Trading Companies & Distributors – 5.5%
Fastenal Co.	934	48,186
Watsco, Inc.	188	49,861

		98,047

Total Industrials — 16.8%		296,929
Information Technology

Data Processing & Outsourced Services – 5.7%
Broadridge Financial Solutions, Inc.	297	49,446
Paychex, Inc.	449	50,458

		99,904

Electronic Equipment & Instruments – 2.8%
National Instruments Corp.	1,266	49,676

Electronic Manufacturing Services – 2.7%
TE Connectivity Ltd.	350	47,999

Semiconductors – 3.1%
Microchip Technology, Inc.	358	54,883

Total Information Technology — 14.3%		252,462

COMMON STOCKS (Continued)	Shares	Value
Materials

Paper Packaging – 8.2%
Avery Dennison Corp.	237	$49,164
Packaging Corp. of America	349	47,998
Sonoco Products Co.	802	47,781

		144,943

Specialty Chemicals – 2.7%
RPM International, Inc.	615	47,767

Total Materials — 10.9%		192,710
Real Estate

Residential REITs – 2.9%
American Campus Communities, Inc.	1,057	51,230

Total Real Estate — 2.9%		51,230

TOTAL COMMON STOCKS – 98.6%		$1,740,775
(Cost: $1,339,943)

SHORT-TERM SECURITIES
Money Market Funds (A) — 1.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.030%	21,083	21,083

TOTAL SHORT-TERM SECURITIES – 1.2%		$21,083
(Cost: $21,083)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,761,858
(Cost: $1,361,026)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		3,358

NET ASSETS – 100.0%		$1,765,216

66	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MID CAP INCOME OPPORTUNITIES FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,740,775	$—	$—
Short-Term Securities	21,083	—	—
Total	$1,761,858	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	67

PORTFOLIO HIGHLIGHTS	DELAWARE IVY MUNICIPAL BOND FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	99.9%
Municipal Bonds	99.9%
Cash and Other Assets (Net of Liabilities)	0.1%

Quality Weightings

Investment Grade	95.2%
AAA	10.1%
AA	49.7%
A	32.8%
BBB	2.6%
Non-Investment Grade	4.7%
BB	0.2%
Non-rated	4.5%
Cash and Other Assets (Net of Liabilities)	0.1%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

(a)	Effective July 1, 2021, the name of Ivy Municipal Bond Fund changed to Delaware Ivy Municipal Bond Fund.

68	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.2%
AL Pub Sch and College Auth, Cap Impvt and Rfdg Bonds, Ser 2020A,
5.000%, 11–1–29	$1,250	$1,634
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,534

		9,168

Alaska – 0.9%
AK Hsng Fin Corp., Gen Mtg Rev Bonds II, Ser 2020A:
1.800%, 6–1–31	1,210	1,215
1.850%, 12–1–31	1,470	1,478
1.900%, 6–1–32	1,000	1,004
1.900%, 12–1–32	800	799
1.950%, 6–1–33	1,500	1,494
1.950%, 12–1–33	1,000	994

		6,984

Arizona – 2.2%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7–1–37	4,000	4,621
4.000%, 7–1–39	1,000	1,150
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1–1–38	8,500	9,535
Mesa, AZ, GO Rfdg Bonds, Ser 2020:
5.000%, 7–1–28	375	475
5.000%, 7–1–29	435	564

		16,345

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	889

California – 15.0%
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,289
CA Cmnty Choice Fin Auth, Clean Enrg Proj Rev Bonds, Ser 2021B–1,
4.000%, 2–1–52	3,000	3,639
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	2,245	2,320
CA Edu Fac Auth, Rev Bonds (Stanford Univ), Ser U–7,
5.000%, 6–1–46	7,675	11,488
CA GO Bonds, Ser 2020,
5.000%, 3–1–36	1,500	1,923
CA Hlth Fac Fin Auth, Kaiser Permanente Rev Bonds, Ser 2017A–2,
5.000%, 11–1–47	10,000	14,742

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	$1,000	$1,138
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10–1–22	150	153
5.000%, 10–1–33	1,000	1,031
CA Various Purp GO Bonds:
5.500%, 4–1–28	5	5
5.000%, 4–1–37	5,000	5,340
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	10,000	10,612
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015–D,
5.000%, 6–1–34	6,190	7,191
Cnty of Sacramento, 2020 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp. (Insured by AGM),
5.000%, 10–1–27	660	817
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6–1–29	1,500	1,616
5.000%, 6–1–30	1,000	1,076
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,650
5.000%, 6–1–34	2,840	3,270
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	852
Los Angeles Cnty Metro Trans Auth, Measure R Jr Sub Sales Tax Rev Rfdg Bonds, Ser 2020A,
5.000%, 6–1–30	4,000	5,337
Los Angeles Unif Sch Dist, GO Bonds (Dedicated Unlimited Ad Valorem Ppty Tax), Ser 2020C,
5.000%, 7–1–28	1,000	1,271
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019A,
5.000%, 5–15–32	265	333
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2021D,
5.000%, 5–15–29 (A)	2,300	2,923
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015–A,
5.000%, 6–1–35	1,000	1,161
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	4,270	4,964
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8–1–37	1,000	1,109

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	$3,315	$2,765
0.000%, 8–1–32 (B)	5,000	4,062
0.000%, 8–1–33 (B)	5,000	3,949
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	502
5.000%, 12-1-24	500	504
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9-1-37	2,000	2,351
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5-15-34	3,500	3,764
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11-1-38	500	586

		109,733

Colorado – 1.9%
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1–1–37	750	883
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B,
4.000%, 1–1–40	5,000	5,833
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A:
5.000%, 12–1–31	2,000	2,489
5.000%, 12–1–35	1,000	1,224
Metro Wastewater Reclamation Dist, CO Sewer Impvt Bonds, Ser 2020A,
5.000%, 4–1–30	750	990
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	302
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6-1-35	1,435	1,619
Rgnl Trans Dist of CO, Tax-Exempt Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2020A,
5.000%, 7–15–26	275	327

		13,667

Connecticut – 0.2%
Univ of CT, GO Bonds, Ser 2020A,
5.000%, 2-15-36	1,000	1,268

District Of Columbia – 2.0%
DC Convention and Sports Auth, Sr Lien Dedicated Tax Rev Rfdg Bonds, Ser 2021A:
5.000%, 10–1–28	300	378
5.000%, 10–1–29	385	495

2021	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
District Of Columbia (Continued)
DC Income Tax Secured Rev Bonds, Ser 2019A,
4.000%, 3–1–37	$1,000	$1,185
DC Water and Sewer Auth, Pub Util Sub Lien Multimodal Rev Bonds, Ser 2019C (Mortgage spread to 5-year U.S. Treasury index),
1.726%, 10–1–54 (C)	1,000	1,038
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–45	1,565	1,809
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
6.500%, 10–1–41	7,000	8,862
WA Convention and Sports Auth, Sr Lien Dedicated Tax Rev Rfdg Bonds, Ser 2021B,
5.000%, 10–1–29	610	784

		14,551

Florida – 7.7%
East Cent Rgnl Wastewater Treatment Fac Operation Board, Wastewater Treatment Fac Rev Rfdg Bonds, Ser 2017,
5.000%, 10–1–44	3,000	3,604
FL Dev Fin Corp., Edu Fac Rev Bonds (Mater Academy Proj), Ser 2020A:
5.000%, 6–15–28	410	488
5.000%, 6–15–29	400	474
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	2,000	2,264
Jacksonville, FL, Spl Rev and Rfdg Bonds, Ser 2020A,
5.000%, 10-1-35	4,475	5,757
Lake Worth Beach, FL, Consolidated Util Rev Bonds, Ser 2020:
5.000%, 10–1–27	735	912
5.000%, 10–1–28	1,000	1,266
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A,
4.000%, 10–1–44	1,500	1,690
Miami-Dade Cnty, FL, Aviation Rev Rfdg Bonds, Ser 2014,
5.000%, 10–1–34	2,165	2,435
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,500	5,777
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10-1-34	3,500	3,500
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8–1–36	4,125	4,526

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10–1–37	$5,000	$5,812
4.000%, 10–1–39	3,000	3,471
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,331
Palm Beach Cnty, FL, Sch Board, Cert of Part, Ser 2020A,
5.000%, 8–1–34	2,000	2,586
Sch Board of Broward Cnty, FL, Cert of Part, Ser 2020A,
5.000%, 7–1–34	4,450	5,681
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9–1–34	1,000	1,141
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,750	2,754

		56,469

Georgia – 3.9%
Appling Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Hatch Proj), Ser 2013A,
1.500%, 1–1–38	250	257
Atlanta, GA, Water and Wastewater Rev Rfdg Bonds, Ser 2019,
4.000%, 11–1–38	4,000	4,751
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A,
4.000%, 7–1–44	8,000	9,237
GA Hsng and Fin Auth, Sngl Fam Mtg Bonds, Ser 2020A:
2.450%, 6–1–31	550	577
2.450%, 12–1–31	620	650
2.600%, 6–1–32	430	455
GA State Road and Twy Auth, Fed Hwy Grant Anticipation Rev Bonds, Ser 2020,
5.000%, 6–1–27	2,000	2,471
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B,
5.000%, 7–1–43	8,325	9,895

		28,293

Hawaii – 0.2%
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,718

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	65	65
5.700%, 5–1–36	1,750	1,751

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	$500	$501
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1–1–37	2,500	3,012
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,139
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1–1–34	1,500	1,758
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
5.000%, 1–1–38	605	740
IL Fin Auth, Rev Bonds (Univ of Chicago), Ser 2021A,
5.000%, 10–1–28	1,000	1,274
IL Fin Auth, Rev Rfdg Bonds (NW Mem Hlthcare), Ser 2021A,
5.000%, 7–15–32	1,120	1,494
IL GO Bonds, Ser 2021B,
5.000%, 3–1–24	1,000	1,107
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,695	4,291
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	2,000	2,143
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A,
5.000%, 1–1–35	4,100	4,329
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B,
5.000%, 1–1–37	2,000	2,335
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,549

		29,488

Indiana – 1.6%
Ctr Grove Multi–Fac Sch Bldg Corp. (Johnson Cnty, IN), Ad Valorem Ppty Tax, First Mtg Bonds, Ser 2020C:
5.500%, 1–10–29	115	150
5.500%, 7–10–29	635	837
5.500%, 1–10–30	655	871
5.500%, 7–10–30	670	901
5.500%, 1–10–31	685	930
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A,
4.000%, 1–1–39	2,630	3,049
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A:
5.000%, 1–1–37	1,000	1,187
5.000%, 1–1–42	2,000	2,369

70	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana (Continued)
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	$1,000	$1,186

		11,480

Iowa – 0.5%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6–15–35	1,510	1,668
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,750	1,910

		3,578

Louisiana – 2.5%
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM),
5.000%, 12–1–42	5,000	6,109
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	516
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A,
5.000%, 5–1–41	4,000	4,550
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–25	1,500	1,580
5.000%, 12–1–26	3,500	3,686
5.000%, 12–1–27	1,500	1,579

		18,020

Maine – 0.4%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,613

Maryland – 2.4%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A,
4.000%, 7–1–44	5,000	5,769
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A,
4.000%, 7–1–44	3,500	4,039
Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A,
4.000%, 7–1–44	6,500	7,500

		17,308

Massachusetts – 1.3%
Commonwealth of MA, GO Bonds, Ser 2020D,
5.000%, 7–1–30	4,000	5,279
Commonwealth of MA, GO Rfdg Bonds, Ser 2020E,
5.000%, 11–1–29	715	934
MA Bay Trans Auth, Sub Sales Tax Bonds, Ser 2021A–1,
5.000%, 7–1–31	1,000	1,349

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Dev Fin Agy, Rev Bonds (Wellforce Issue), Ser 2020C:
5.000%, 10–1–28	$500	$629
5.000%, 10–1–29	425	546
MA Port Auth, Rev Rfdg Bonds, Ser 2021B:
5.000%, 7–1–33	400	522
5.000%, 7–1–34	425	553

		9,812

Michigan – 3.8%
Detroit, MI, Sch Dist, Rfdg Bonds, Ser 2020A:
5.000%, 5–1–31	1,000	1,309
5.000%, 5–1–32	750	977
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	587
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	3,000	3,096
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI–2:
4.000%, 12–1–35	1,250	1,477
4.000%, 12–1–36	1,100	1,295
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI–4,
5.000%, 12–1–39	4,150	5,216
MI Fin Auth, Second Lien Distributable State Aid Rev and Rev Rfdg Bonds, Ser 2020 (Insured by BAMAC):
5.000%, 11–1–27	475	589
5.000%, 11–1–28	765	971
5.000%, 11–1–29	1,650	2,136
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	3,000	3,504
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10–15–36	1,000	1,126
MI State Hosp Fin Auth, Rfdg and Proj Rev Bonds (Ascension Hlth Sr Credit Group), Ser 2010F–4,
5.000%, 11–15–47	500	623
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B–4,
5.000%, 11–15–32	2,000	2,302
Sparta Area Sch, 2016 Sch Bldg and Site Bonds (Kent and Ottawa Cnty, MI), Ser I,
5.000%, 5–1–46	2,000	2,397

		27,605

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri – 2.9%
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	$175	$114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A,
4.000%, 2–15–44	600	682
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,267
MO Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (BJC Hlth Sys), Ser 2021C,
5.000%, 5–1–52	2,885	3,594
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,795
5.000%, 12–1–30	1,200	1,388
5.000%, 12–1–31	1,000	1,155
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12–1–36	5,650	6,500
5.000%, 12–1–37	1,000	1,149
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,176
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,153

		20,973

Montana – 0.2%
MT Board of Hsng, Sngl Fam Mtg Bonds, Ser 2020B,
2.750%, 12–1–40	915	944
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1–1–37	500	590

		1,534

Nebraska – 1.3%
Hall Cnty Sch Dist 0002, GO Bonds (Grand Island Pub Sch), Ser 2014,
5.000%, 12–15–39	3,270	3,759
NE Investment Fin Auth, Sngl Fam Hsng Rev Bonds, Ser 2020A,
2.350%, 9–1–35	2,500	2,569
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,137
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,161

2021	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Nebraska (Continued)
Sarpy Cnty Sch Dist 0027, GO Rfdg Bonds (Papillion - La Vista, NE, Pub Sch), Ser 2020B,
4.000%, 12–1–30	$600	$739

		9,365

Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A,
5.000%, 6–1–41	5,000	5,885

New Jersey – 2.0%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,500
Hudson Cnty Impvt Auth, Cnty Secured Lease Rev Bonds (Hudson Cnty Courthouse Proj), Ser 2020,
5.000%, 10–1–29	500	648
Monmouth Cnty Impvt Auth, Governmental Pooled Loan Rev Bonds, Ser 2020,
5.000%, 12–1–27	655	822
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2021QQQ,
5.000%, 6–15–25	385	447
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011–1,
5.500%, 12–1–21	1,145	1,154
NJ Tpk Auth, Tpk Rev Bonds, Ser 2021A,
4.000%, 1–1–42	1,000	1,176
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	3,707
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,500	1,595
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,935	2,959

		15,008

New York – 13.5%
Dormitory Auth of the State of NY, Sch Dist Rev Bond Fin Prog Rev Bonds, Ser 2020A (Insured by AGM):
5.000%, 10–1–32	1,000	1,256
5.000%, 10–1–33	500	626
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax–Exempt),
5.000%, 2–15–38	5,000	5,712

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9–1–39	$1,500	$1,683
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	2,625	2,925
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A–1,
5.000%, 11–15–41	2,105	2,423
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C–1,
5.000%, 11–15–35	2,500	2,863
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	3,000	3,496
NY State Urban Dev Corp., State Personal Income Tax Rev Bonds (Gen Purp), Ser 2020A (Tax–Exempt),
4.000%, 3–15–38	1,000	1,172
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,105
NYC GO Bonds, Fiscal 2020 Ser D–1,
4.000%, 3–1–41	2,000	2,325
NYC GO Bonds, Fiscal 2021 Ser A–1,
5.000%, 8–1–28	2,000	2,537
NYC GO Bonds, Ser 2014D–1,
5.000%, 8–1–30	2,000	2,171
NYC Hlth and Hosp Corp., Hlth Sys Bonds, Ser 2020A,
5.000%, 2–15–28	1,500	1,869
NYC Hsng Dev Corp., Multi–Fam Hsng Rev Bonds, Ser 2020A–1–B:
2.000%, 5–1–31	730	737
2.050%, 11–1–31	520	526
2.100%, 5–1–32	1,055	1,067
2.150%, 11–1–32	970	982
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	3,175	3,078
0.000%, 3–1–26 (B)	3,185	3,033
0.000%, 3–1–27 (B)	3,000	2,799
NYC Indl Dev Agy, Pilot Rfdg Bonds (Queens Baseball Stadium Proj), Ser 2021A (Insured by AGM),
5.000%, 1–1–28	750	932
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	10,000	11,544
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA,
4.000%, 6–15–40	1,000	1,181
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S–3,
5.000%, 7–15–36	2,000	2,488

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S–1,
5.000%, 7–15–37	$1,000	$1,174
NYC Transitional Fin Auth, Future Tax Secured Sub Bonds, Ser 2015B–1,
5.000%, 8–1–39	6,000	6,694
NYC Transitional Fin Auth, Future Tax Secured Tax–Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	3,000	3,221
NYC Transitional Fin Auth, Future Tax Secured Tax–Exempt Sub Bonds, Ser 2018A–2,
5.000%, 8–1–37	5,360	6,533
Port Auth of NY & NJ Consolidated Bonds, Ser 221,
5.000%, 7–15–32	5,000	6,417
Port Auth of NY & NJ Consolidated Bonds, Ser 223,
5.000%, 7–15–28	2,500	3,128
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	10,000	11,035

		98,732

North Carolina – 1.8%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019,
4.000%, 2–1–36	1,000	1,157
Charlotte, NC, Charlotte Douglas Intl Arpt, Arpt Rev Bonds, Ser 2021B:
5.000%, 7–1–29	700	892
5.000%, 7–1–30	1,590	2,048
NC Hsng Fin Agy, Home Ownership Rev Bonds, Ser 44,
2.550%, 7–1–35	995	1,033
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.),
0.000%, 1–1–34 (B)	10,000	8,056

		13,186

North Dakota – 0.4%
ND Bldg Auth, Fac Impvt Bonds, Ser 2020A,
5.000%, 12–1–31	2,000	2,643

Ohio – 3.7%
Allen Cnty, OH, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A,
5.000%, 12–1–35	200	257
Hamilton Cnty, OH, Sewer Sys Rfdg Rev Bonds (Metro Sewer Dist of Greater Cincinnati), Ser 2020A,
5.000%, 12–1–29	500	652
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B,
4.000%, 1–1–42	2,000	2,318

72	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio (Continued)
OH Hosp Rev Bonds (Univ Hosp Hlth Sys), Ser 2021A,
4.000%, 1–15–46	$15,000	$17,079
OH Hosp Rev Rfdg Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2021B,
5.000%, 1–1–30	1,595	2,066
Toledo, OH, Waterworks Sys Rev Bonds, Ser 2020,
5.000%, 11–15–31	3,480	4,584

		26,956

Oregon – 1.5%
Deschutes Cnty, OR, Hosp Fac Auth, Hosp Rev Bonds (St. Charles Hlth Sys, Inc.), Ser 2020A:
5.000%, 1–1–28	200	249
5.000%, 1–1–29	260	330
Medford, OR, Hosp Fac Auth, Rev and Rfdg Bonds (Asante Proj), Ser 2020A (Insured by AGM):
5.000%, 8–15–30	500	650
5.000%, 8–15–34	350	448
5.000%, 8–15–35	500	640
4.000%, 8–15–39	1,590	1,876
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty–Three:
5.000%, 7–1–33	5,000	5,790
5.000%, 7–1–34	1,000	1,155

		11,138

Pennsylvania – 2.1%
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	3,000	3,000
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
6.250%, 6–1–33	4,000	4,952
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12–1–38	2,500	3,259
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,160
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	3,000	3,042

		15,413

Puerto Rico – 3.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
6.000%, 7–1–39 (D)	11,615	11,179
7.500%, 8–20–40	3,000	2,824

MUNICIPAL BONDS (Continued)	Principal	Value
Puerto Rico (Continued)
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2018A–1,
0.000%, 7–1–51 (B)	$40,000	$9,559

		23,562

Rhode Island – 0.2%
RI Commerce Corp., Grant Anticipation Bonds (RI Dept of Trans), Ser 2020A,
5.000%, 5–15–35	1,250	1,593

South Carolina – 0.0%
SC Jobs–Econ Dev Auth, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A,
5.000%, 12–1–46	250	313

Tennessee – 0.8%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B,
5.000%, 7–1–40	4,200	4,816
Tennergy Corp., Gas Supply Rev Bonds, Ser 2021A,
4.000%, 12–1–51	1,000	1,180

		5,996

Texas – 10.2%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017,
5.000%, 8-15-38	6,040	7,374
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11-15-39	1,000	1,127
Board of Regents of the Univ of TX System, Rev Fin Sys Bonds, Ser 2021A,
5.000%, 8-15-31	1,000	1,345
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12-1-34	3,000	3,200
Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015,
5.000%, 8-15-39	1,960	2,299
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C,
4.000%, 10-1-45	1,000	1,151
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7-1-32	500	518
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,190
4.000%, 11-15-39	2,000	2,375
Lone Star College Sys, Ltd. Tax GO Bonds (Harris and Fort Bend Cnty, TX), Ser 2021A,
5.000%, 2-15-28	2,500	3,136

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12-15-35	$3,090	$3,523
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (B)	12,000	10,607
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B,
5.000%, 5-15-39	1,805	2,071
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C,
4.000%, 5-15-33	1,550	1,873
Trinity River Auth of TX, Rgnl Wastewater Sys Rev Rfdg Bonds, Ser 2020,
5.000%, 8-1-30	1,000	1,317
TX Dept of Hsg and Cmnty Affairs, Sngl Fam Mtg Rev Bonds, Ser 2020A,
2.050%, 9-1-30	200	205
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Rfdg Bonds, Ser 2021,
5.000%, 12-15-29	1,500	1,928
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8-15-26 (B)	19,340	18,633
TX Trans Comsn (Cent TX Tpk Sys), Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8-15-37	1,000	1,116
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B,
5.000%, 10-15-38	8,000	10,031

		75,019

Utah – 0.2%
UT Cnty, UT, Hosp Rev Bonds (IHC Hlth Ser, Inc.), Ser 2020A,
5.000%, 5-15-43	200	253
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
5.000%, 4-15-37	1,000	1,143

		1,396

Virginia – 0.2%
Mosaic Dist Cmnty Dev Auth (Fairfax Cnty, VA), Rev Rfdg Bonds, Ser 2020A,
4.000%, 3-1-27	1,000	1,153

Washington – 2.3%
King Cnty, WA, Ltd. Tax GO and Rfdg Bonds (Payable from Sewer Rev), Ser 2021A,
5.000%, 1-1-32	2,000	2,693

2021	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Washington (Continued)
Pierce Cnty, WA, Tacoma Sch Dist No. 10, Unlimited Tax GO Bonds, Ser 2020B,
5.000%, 12-1-29	$1,400	$1,832
Port of Seattle, Intermediate Lien Rev and Rfdg Bonds, Ser 2021C,
5.000%, 9-1-26	2,600	3,123
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3-1-35	2,000	2,243
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015,
5.000%, 12-1-40	1,000	1,165
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10-1-38	5,000	5,626
WA State Hsng Fin Comsn, Sngl Fam Prog Bonds, Ser 2020-1A:
2.000%, 12-1-26	235	240
2.200%, 6-1-27	150	154
2.250%, 12-1-27	185	189

		17,265

Wisconsin – 0.8%
Waukesha, WI, GO Rfdg Bonds, Ser 2021C,
5.000%, 10-1-28	250	316
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11-15-33	1,000	1,138
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12-1-41	4,000	4,724

		6,178

TOTAL MUNICIPAL BONDS – 99.9%		$732,297
(Cost: $682,120)

TOTAL INVESTMENT SECURITIES – 99.9%		$732,297
(Cost: $682,120)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	558

NET ASSETS – 100.0%	$732,855

Notes to Schedule of Investments

(A)	Purchased on a when-issued basis with settlement subsequent to September 30, 2021.

(B)	Zero coupon bond.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

74	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$732,297	$—
Total	$—	$732,297	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	75

PORTFOLIO HIGHLIGHTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Bonds	99.1%
Municipal Bonds	99.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Quality Weightings

Investment Grade	50.7%
AAA	4.2%
AA	9.9%
A	21.3%
BBB	15.3%
Non-Investment Grade	48.4%
BB	10.0%
B	0.5%
CCC	1.0%
Below CCC	1.9%
Non-rated	35.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Municipal High Income Fund changed to Delaware Ivy Municipal High Income Fund.

76	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 8.0%
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9–15–33	$9,000	$10,046
AZ Indl Dev Auth, Econ Dev Rev Bonds (Legacy Cares, Inc. Proj), Ser 2021A,
6.000%, 7–1–51 (A)	5,350	5,867
CA Edu Fac Auth, Rev Bonds (Stanford Univ), Ser V-1,
5.000%, 5–1–49	4,000	6,085
CA Various Purp GO Rfdg Bonds:
4.000%, 10–1–41	1,415	1,686
5.000%, 10–1–41	2,825	3,650
Chester Econ Dev Auth, Lease Rev Bonds (Friends of Chester Cmnty Charter Sch Proj), Ser 2021A,
5.625%, 8–15–48	12,000	11,723
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37 (B)	8,485	6,788
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	10,470	12,104
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	6,000	8,548
MA Dev Fin Agy, Rev Bonds (Boston College Issue), Ser 2021V,
5.000%, 7–1–55	1,970	3,044
Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2022A,
4.000%, 12–15–47 (C)	5,000	5,622
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B,
4.000%, 9–1–48	2,500	2,862

		78,025

Arizona – 1.2%
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3–1–42	1,500	1,700
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B,
3.250%, 7–1–49	1,555	1,610
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,654
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2019A,
4.000%, 1–1–44	5,000	5,754
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A,
5.000%, 7–1–42	1,000	1,178

		11,896

California – 10.2%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55 (D)	6,250	569

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A,
5.000%, 4–1–51	$8,710	$13,348
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7–1–41	1,750	1,969
5.000%, 7–1–46	1,670	1,868
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–31	750	933
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A,
4.000%, 10–1–44	2,000	2,220
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	6,650	7,343
5.000%, 12–31–47	1,500	1,788
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,234
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6–1–47	675	752
5.000%, 6–1–53	675	750
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016:
5.000%, 8–1–41	1,500	1,694
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,520
5.875%, 11–1–43	1,890	2,047
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12–1–46	3,000	3,327
5.250%, 12–1–56	2,500	2,785
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11–1–41	1,000	1,170
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5–15–40	1,500	1,742
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42 (A)	2,760	2,883
CSCDA Cmnty Impvt Auth, Essential Hsng Rev Bonds, Ser 2021A,
4.000%, 8–1–56 (A)	700	742
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	2,800	3,059

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-2 (Insured by AGM),
3.500%, 1–15–53	$1,600	$1,738
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	1,250	1,504
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	7,320
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6–1–47	2,000	2,056
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007F,
0.000%, 6–1–57 (D)	158,420	8,866
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019F,
3.000%, 5–15–49	3,030	3,153
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	4,375	4,801
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,005
8.000%, 8–1–38	1,500	1,508
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
8.000%, 12–1–31	5,400	5,466
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C,
4.000%, 6–1–32	720	793
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5–1–49	1,250	1,408
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	4,000	4,140
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds, Ser 2019B-1,
5.000%, 6–1–48	975	1,186

		98,687

Colorado – 3.2%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A,
5.000%, 10–1–43	5,000	5,855
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,455

2021	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CO Hlth Fac Auth, Rev Bonds (NJH-SJH Ctr for Outpatient Hlth Proj), Ser 2019,
4.000%, 1–1–50	$2,500	$2,853
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A,
4.000%, 12–1–48	5,000	5,582
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	9,000	13,724

		31,469

Connecticut – 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9–1–46	1,000	1,108
5.000%, 9–1–53	1,600	1,767

		2,875

District Of Columbia – 2.2%
DC Tob Sltmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006C,
0.000%, 6–15–55 (D)	110,000	10,884
Metro WA Arpt Auth, Dulles Toll Road Sub Lien Rev and Rfdg Bonds (Dulles Metrorail and Cap Impvt Proj), Ser 2019B,
3.000%, 10–1–50	5,000	5,230
Metro WA DC Arpt Auth, Arpt Sys Rev and Rfdg Bonds, Ser 2019A,
5.000%, 10–1–49	3,250	3,979
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
6.500%, 10–1–44	1,000	1,321

		21,414

Florida – 5.2%
Cap Trust Agy, Edu Fac Rev Bonds (Lutz Preparatory Sch, Inc. Proj), Ser 2021A,
4.000%, 6–1–41	330	369
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6–15–44	5,300	5,724
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,259
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2020C:
7.375%, 1–1–49 (A)	7,500	8,166
5.000%, 9–15–50 (A)	2,000	2,205
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,815	1,822

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	$9,835	$10,433
Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A,
4.000%, 1–1–46	11,500	13,120
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A,
4.000%, 10–1–44	1,500	1,690
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,248
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,299

		50,335

Georgia – 1.6%
Burke Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2013A,
1.500%, 1–1–40	700	719
Hosp Auth of Hall Cnty and the City of Gainesville, Rev Anticipation Certs (NE GA Hlth Sys, Inc. Proj), Ser 2020A,
3.000%, 2–15–47	3,775	3,984
Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A,
4.000%, 5–15–39	5,500	6,271
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,603

		15,577

Hawaii – 0.2%
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,041

Illinois – 5.8%
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	8,700	6,774
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM),
4.000%, 1–1–44	5,000	5,679
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018,
5.000%, 7–1–48	1,000	1,175
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
4.375%, 1–1–53	5,000	5,695

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	$4,525	$4,546
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,476
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A,
4.000%, 7–15–47	5,000	5,698
IL GO Bonds, Ser 2016,
4.000%, 6–1–32	6,410	7,089
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,700	4,733
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,507
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	7,525	7,547

		55,919

Indiana – 1.2%
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	5,000	5,098
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	4,000	4,080
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	2,600	2,608

		11,786

Iowa – 0.3%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6-1-36	2,425	2,555

Kansas – 0.6%
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5–15–34	1,000	1,092
5.000%, 5–15–39	1,500	1,675
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	3,075

		5,842

78	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Kentucky – 1.8%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1–1–44	$2,250	$2,755
5.000%, 1–1–49	2,250	2,746
KY Muni Power Agy, Power Sys Rev Rfdg Bonds (Prarie State Proj), Ser 2019A,
4.000%, 9–1–45	1,500	1,638
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	4,000	4,372
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B,
4.000%, 1–1–49	5,000	5,508

		17,019

Louisiana – %
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A,
8.375%, 7–1–39 (B)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (B)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39 (B)	1,977	—	*

		—	*

Maine – 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2,
4.375%, 8–1–35	1,000	1,112

Massachusetts – 0.5%
Cmnwlth of MA, GO Bonds, Consolidated Loan of 2020, Ser C,
2.750%, 3–1–50	5,000	5,085

Michigan – 3.5%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	221
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2019MI-A,
3.000%, 12–1–49	12,000	12,591
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A,
4.000%, 11–15–50	2,000	2,273
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,002
6.500%, 12–1–40	3,000	3,004
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rfdg Bonds (Hanley Intl Academy, Inc. Proj), Ser 2021,
5.000%, 9–1–40	1,115	1,261

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	$1,720	$1,722
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
5.000%, 6–1–40	6,740	8,586
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008,
7.000%, 11–15–38 (B)	2,400	2,280

		33,940

Missouri – 2.1%
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11–1–29	740	757
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	438
6.125%, 12–1–36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	110	110
5.400%, 10–1–26	1,145	1,082
5.500%, 10–1–31	1,925	1,710
5.550%, 10–1–36	1,725	1,450
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A,
4.000%, 2–15–54	1,695	1,913
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5–15–50	4,000	4,486
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
0.000%, 4–1–55 (D)	2,781	487
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (A)(D)	2,250	1,516
0.000%, 7–15–37 (A)(D)	4,000	2,600
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (B)	1,250	312
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (B)	3,950	1,462
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	170

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (B)	$2,185	$1,355

		20,417

Nebraska – 1.1%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,356
5.000%, 9–1–42	2,000	2,085

		10,441

Nevada – 1.0%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,758
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A,
5.000%, 12–15–48	500	545
Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6–1–39	3,165	3,475
4.000%, 6–1–46	2,000	2,215
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM),
5.000%, 6–1–48	1,000	1,152

		10,145

New Hampshire – 0.2%
Natl Fin Auth (NH), Res Recovery Rfdg Rev Bonds (Covanta Proj), Ser 2020B,
3.750%, 7–1–45 (A)	2,000	2,117

New Jersey – 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–28	1,000	1,029
5.000%, 6–15–29	500	514
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,691
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A,
4.000%, 1–1–48	2,500	2,857
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA,
4.500%, 6–15–49	5,000	5,864
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B,
5.000%, 6–1–46	6,000	7,035

		19,990

2021	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Mexico – 0.5%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	$4,750	$4,896

New York – 5.9%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	55	55
Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B,
4.000%, 11–15–50	5,000	5,509
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11–15–56	2,500	2,680
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
5.000%, 1–1–58	10,800	10,322
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset–Bkd Bonds, Ser 2006A–3 Sr Current Int Bonds,
5.125%, 6–1–46	10,000	10,158
NY Cntys Tob Trust VI, Tob Stlmt Pass–Through Bonds, Ser 2016A,
5.000%, 6–1–51	1,000	1,062
NY Envirnmt Fac Corp., Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2020,
2.750%, 9–1–50	1,000	1,049
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018,
4.000%, 1–1–36	1,000	1,123
NYC Indl Dev Agy, Pilot Rev Rfdg Bonds (Yankee Stadium Proj), Ser 2020A,
3.000%, 3–1–49	1,000	1,018
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser DD–1,
3.000%, 6–15–50	5,500	5,760
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2021 Ser AA–1,
3.000%, 6–15–50	10,000	10,498
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	4,900	4,939
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6–1–41	2,500	2,953

		57,126

MUNICIPAL BONDS (Continued)	Principal	Value
North Carolina – 1.2%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A,
3.125%, 11–1–49	$8,500	$9,064
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7–1–41 (D)	4,160	1,751
NC Tpk Auth, Triangle Expressway Sys Sr Lien Rev Bonds, Ser 2019,
4.000%, 1–1–55	1,000	1,141

		11,956

Ohio – 2.8%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020A–2,
3.000%, 6–1–48	3,000	3,071
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020B–2,
5.000%, 6–1–55	12,000	13,594
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	5,000	5,195
OH Hosp Rev Bonds (Univ Hosp Hlth Sys, Inc.), Ser 2020A,
3.000%, 1–15–45	4,250	4,443
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,110	1,113

		27,416

Oklahoma – 0.4%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B,
5.500%, 8–15–57	3,000	3,659

Oregon – 2.4%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	1,945
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B,
5.000%, 7–1–49	3,000	3,651
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Seven A,
4.000%, 7–1–50	13,460	15,179
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018,
5.000%, 5–15–53	1,895	2,144

		22,919

Other – 1.2%
CPR Custodial Receipt, Ser 2021–1,
0.000%, 1–1–45 (A)(B)	12,000	11,250

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania – 2.8%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury,PA Oblig Group), Ser 2010,
5.250%, 1–1–41	$2,455	$2,470
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12–1–38	13,500	17,597
Philadelphia Auth for Indl Dev, Charter Sch Rev Bonds (MaST Cmnty Charter Sch II Proj), Ser 2020,
5.000%, 8–1–50	375	444
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	3,766
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019,
4.000%, 4–15–54	2,500	2,849

		27,126

Puerto Rico – 11.0%
Children’s Trust, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
0.000%, 5–15–57 (D)	225,000	15,791
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35 (B)	12,565	10,869
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (B)	5,000	4,619
5.125%, 7–1–31 (B)	6,700	6,482
5.000%, 7–1–37 (B)	3,730	3,655
5.250%, 7–1–37 (B)	4,976	4,858
6.000%, 7–1–39 (B)	13,840	13,321
7.500%, 8–20–40	17,471	16,445
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40 (B)	7,500	7,378
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–23 (B)	2,785	2,729
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C:
4.536%, 7–1–53	1,022	1,133
4.750%, 7–1–53	5,484	6,150
4.784%, 7–1–58	5,135	5,770
5.000%, 7–1–58	1,400	1,591
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2018A–1,
0.000%, 7–1–51 (D)	24,990	5,971

		106,762

Rhode Island – 0.6%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6–1–50	5,000	5,513

South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,556

80	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Tennessee – 0.4%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	$3,000	$3,458

Texas – 9.8%
Arlington Higher Edu Fin Corp., Edu Rev Bonds (Kipp Texas, Inc.), Ser 2019,
3.000%, 8–15–49	4,000	4,271
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Newman Intl Academy), Ser 2021A:
4.000%, 8–15–31	200	213
5.000%, 8–15–41	600	657
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8–15–36	4,585	5,050
Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019:
5.000%, 11–15–24	1,650	1,878
5.000%, 11–15–25	1,500	1,761
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016,
5.000%, 7–15–41	5,395	5,950
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (D)	2,500	1,770
0.000%, 1–1–40 (D)	2,000	1,241
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,573
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,359
5.000%, 1–1–42	3,000	3,180
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,244
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C,
3.000%, 10–1–50	4,500	4,719
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2020A,
4.000%, 7–1–47	3,000	3,397
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018,
5.000%, 9–15–48	1,000	1,113
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	8,000	8,015
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (D)	5,000	6,966
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C,
4.000%, 5–15–34	1,500	1,801

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38 (B)	$17,870	$4,468
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	8,650	9,296
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11–15–47	1,000	1,131
6.750%, 11–15–52	2,500	2,815
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (NTE Mobility Partn Segments 3 LLC Segment 3C Proj), Ser 2019,
5.000%, 6–30–58	5,000	5,987
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Rfdg Bonds (NTE Mobility Partn LLC North Tarrant Express Managed Lanes Proj), Ser 2019A,
4.000%, 12–31–38	2,000	2,312
TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A,
5.000%, 8–1–57	1,000	1,154

		95,321

Vermont – 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013,
4.625%, 4–1–36	1,000	1,178

Virginia – 4.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10–1–48	2,248	2,248
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9–1–41	2,779	1,314
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9–1–41 (D)	821	48
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
7.500%, 9–1–45	859	417
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2,
3.570%, 4–1–45	10,000	10,765
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	2,590	2,619

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	$8,265	$8,596
5.500%, 1–1–42	11,000	11,387
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12–31–56	4,000	4,735

		42,129

Washington – 0.6%
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	5,000	5,543

Wisconsin – 2.5%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,500	5,640
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	5,000	5,366
WI Hlth and Edu Fac Auth, Rev Bonds (Children’s Hosp of WI, Inc.), Ser 2020,
3.000%, 8–15–52	3,000	3,140
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	3,000	3,196
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	6,000	6,443

		23,785

TOTAL MUNICIPAL BONDS – 99.1%		$960,280
(Cost: $948,974)

SHORT-TERM SECURITIES
Michigan – 0.6%
Detroit Gen Ret Sys Svc Corp., Cert of Part, Ser 2005A (Insured by FGIC),
33.520%, 6–2–22 (B)	7,401	6,198

TOTAL SHORT-TERM SECURITIES – 0.6%		$6,198
(Cost: $6,198)

TOTAL INVESTMENT SECURITIES – 99.7%		$966,478
(Cost: $955,172)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,929

NET ASSETS – 100.0%		$969,407

2021	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	DELAWARE IVY MUNICIPAL HIGH INCOME FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $37,346 or 3.9% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Purchased on a when-issued basis with settlement subsequent to September 30, 2021.

(D)	Zero coupon bond.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$960,280	$—
Short-Term Securities	—	6,198	—
Total	$—	$966,478	$—

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY PZENA INTERNATIONAL VALUE FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.1%
Financials	23.3%
Consumer Discretionary	16.2%
Industrials	15.0%
Materials	9.8%
Energy	7.9%
Health Care	7.7%
Consumer Staples	7.4%
Information Technology	5.8%
Communication Services	3.1%
Utilities	1.9%
Bonds	0.0%
Preferred Stocks	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.9%

Country Weightings

Europe	69.4%
United Kingdom	18.0%
France	14.0%
Germany	12.2%
Switzerland	7.9%
Netherlands	5.8%
Other Europe	11.5%
Pacific Basin	26.6%
Japan	17.0%
Other Pacific Basin	9.6%
South America	2.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Royal Dutch Shell plc, Class A	Netherlands	Energy	Integrated Oil & Gas
Rexel S.A.	France	Industrials	Trading Companies & Distributors
Komatsu Ltd.	Japan	Industrials	Construction Machinery & Heavy Trucks
Covestro AG	Germany	Materials	Specialty Chemicals
BASF Aktiengesellschaft	Germany	Materials	Diversified Chemicals
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Nokia Oyj	Finland	Information Technology	Communications Equipment
Volkswagen AG, 2.260%	Germany	Consumer Discretionary	Automobile Manufacturers
Compagnie Generale des Etablissements Michelin, Class B	France	Consumer Discretionary	Tires & Rubber
Honda Motor Co. Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Pzena International Value Fund changed to Delaware Ivy Pzena International Value Fund.

2021	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	DELAWARE IVY PZENA INTERNATIONAL VALUE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Financials – 0.9%
KBC Group N.V.	22	$1,969

Total Belgium – 0.9%		$1,969
Brazil

Consumer Staples – 2.1%
Ambev S.A.	1,700	4,786

Total Brazil – 2.1%		$4,786
China

Consumer Discretionary – 0.9%
Alibaba Group Holding Ltd. (A)	111	2,060

Total China – 0.9%		$2,060
Denmark

Financials – 1.0%
Danske Bank A.S.	144	2,421

Industrials – 2.0%
A.P. Moller – Maersk A/S (B)	2	4,648

Total Denmark – 3.0%		$7,069
Finland

Information Technology – 2.9%
Nokia Oyj	1,215	6,699

Total Finland – 2.9%		$6,699
France

Communication Services – 1.6%
Publicis Groupe S.A.	54	3,632

Consumer Discretionary – 2.6%
Compagnie Generale des Etablissements Michelin, Class B	39	5,985

Energy – 0.6%
Technip Energies ADR (A)	80	1,252

Financials – 2.7%
Amundi S.A.	56	4,708
SCOR SE	57	1,651

		6,359

Health Care – 1.1%
Sanofi-Aventis	27	2,552

Industrials – 5.4%
Bouygues S.A.	55	2,270
Rexel S.A.	410	7,909
Schneider Electric S.A.	13	2,188

		12,367

Total France – 14.0%		$32,147

COMMON STOCKS (Continued)	Shares	Value
Germany

Health Care – 2.0%
Fresenius Medical Care AG & Co. KGaA	67	$4,698

Industrials – 1.2%
Siemens AG	17	2,728

Materials – 6.3%
BASF Aktiengesellschaft	94	7,107
Covestro AG	107	7,313

		14,420

Total Germany – 9.5%		$21,846
Hong Kong

Consumer Discretionary – 0.7%
Galaxy Entertainment Group	310	1,591

Total Hong Kong – 0.7%		$1,591
Italy

Utilities – 1.9%
ENEL S.p.A.	567	4,352

Total Italy – 1.9%		$4,352
Japan

Consumer Discretionary – 9.3%
Bridgestone Corp.	49	2,339
Honda Motor Co. Ltd.	187	5,743
Iida Group Holdings Co. Ltd.	92	2,366
Isuzu Motors Ltd.	337	4,390
Panasonic Corp. (B)	451	5,584
Suzuki Motor Corp.	24	1,077

		21,499

Financials – 3.5%
Fukuoka Financial Group, Inc.	98	1,755
MS&AD Insurance Group Holdings, Inc. (B)	33	1,087
Resona Holdings, Inc. (B)	422	1,686
Sumitomo Mitsui Financial Group, Inc. (B)	64	2,234
T&D Holdings, Inc.	81	1,111

		7,873

Industrials – 4.2%
Komatsu Ltd.	306	7,328
Mitsui & Co. Ltd.	108	2,351

		9,679

Total Japan – 17.0%		$39,051
Luxembourg

Materials – 1.3%
ArcelorMittal	99	3,027

Total Luxembourg – 1.3%		$3,027

COMMON STOCKS (Continued)	Shares	Value
Netherlands

Energy – 3.6%
Royal Dutch Shell plc, Class A	377	$8,434

Financials – 2.2%
ING Groep N.V., Certicaaten Van Aandelen	345	5,022

Total Netherlands – 5.8%		$13,456
Singapore

Consumer Staples – 1.1%
Wilmar International Ltd.	870	2,688

Financials – 1.0%
DBS Group Holdings Ltd.	109	2,424

Total Singapore – 2.1%		$5,112
South Korea

Financials – 0.8%
Shinhan Financial Group Co. Ltd.	55	1,867

Materials – 2.2%
POSCO	19	5,097

Total South Korea – 3.0%		$6,964
Spain

Financials – 1.5%
CaixaBank S.A.	1,118	3,467

Total Spain – 1.5%		$3,467
Switzerland

Financials – 3.3%
Credit Suisse Group AG, Registered Shares	144	1,419
Julius Baer Group Ltd.	20	1,308
UBS Group AG	299	4,765

		7,492

Health Care – 4.6%
Novartis AG, Registered Shares	41	3,382
Roche Holdings AG, Genusscheine	19	7,066

		10,448

Total Switzerland – 7.9%		$17,940
Taiwan

Information Technology – 2.9%
Catcher Technology Co. Ltd.	191	1,142
Hon Hai Precision Industry Co. Ltd.	1,478	5,516

		6,658

Total Taiwan – 2.9%		$6,658

84	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY PZENA INTERNATIONAL VALUE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Communication Services – 1.5%
Vodafone Group plc	2,276	$3,464

Consumer Staples – 4.2%
J Sainsbury plc	1,288	4,937
Tesco plc	1,400	4,768

		9,705

Energy – 3.7%
John Wood Group plc	1,508	4,657
TechnipFMC plc (A)	528	3,975

		8,632

Financials – 6.4%
Aviva plc	442	2,344
Barclays plc	1,026	2,608
HSBC Holdings plc	801	4,186
NatWest Group plc	880	2,655
Standard Chartered plc	505	2,953

		14,746

Industrials – 2.2%
Travis Perkins plc	248	5,105

Total United Kingdom – 18.0%		$41,652

TOTAL COMMON STOCKS – 95.4%		$219,846
(Cost: $192,111)

PREFERRED STOCKS	Shares	Value
Germany

Consumer Discretionary – 2.7%
Volkswagen AG, 2.260%	28	$6,145

Total Germany – 2.7%		$6,145
Guernsey

Financials – 0.0%
Credit Suisse Group Funding (Guernsey) VII Ltd., Convertible	52	60

Total Guernsey – 0.0%		$60

TOTAL PREFERRED STOCKS – 2.7%		$6,205
(Cost: $4,812)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (C) – 6.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,212	$2,212
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	11,621	11,621

		13,833

TOTAL SHORT-TERM SECURITIES – 6.0%		$13,833
(Cost: $13,833)

TOTAL INVESTMENT SECURITIES – 104.1%		$239,884
(Cost: $210,756)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.1)%		(9,400)

NET ASSETS – 100.0%		$230,484

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $10,795 are on loan.

(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

2021	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	DELAWARE IVY PZENA INTERNATIONAL VALUE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$7,096	$—
Consumer Discretionary	—	31,135	—
Consumer Staples	4,786	12,393	—
Energy	5,227	13,091	—
Financials	—	53,640	—
Health Care	—	17,698	—
Industrials	—	34,527	—
Information Technology	—	13,357	—
Materials	—	22,544	—
Utilities	—	4,352	—
Total Common Stocks	$10,013	$209,833	$—
Preferred Stocks	—	6,205	—
Short-Term Securities	13,833	—	—
Total	$23,846	$216,038	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Financials	23.3%
Consumer Discretionary	16.2%
Industrials	15.0%
Materials	9.8%
Energy	7.9%
Health Care	7.7%
Consumer Staples	7.4%
Information Technology	5.8%
Communication Services	3.1%
Utilities	1.9%
Other+	1.9%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

86	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY SECURIAN CORE BOND FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	0.7%
Bonds	96.7%
Corporate Debt Securities	41.2%
United States Government and Government Agency Obligations	22.5%
Mortgage-Backed Securities	21.0%
Asset-Backed Securities	10.7%
Municipal Bonds - Taxable	1.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.6%

Quality Weightings

Investment Grade	85.9%
AAA	16.4%
AA	23.8%
A	16.5%
BBB	29.2%
Non-Investment Grade	10.8%
BB	5.1%
B	0.6%
CCC	0.2%
Below CCC	0.0%
Non-rated	4.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Securian Core Bond Fund changed to Delaware Ivy Securian Core Bond Fund.

2021	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Industrials

Air Freight & Logistics – 0.7%
Brookfield Infrastructure Partners L.P., 5.000% (A)(B)	280	$7,118

Total Industrials – 0.7%		7,118

TOTAL PREFERRED STOCKS – 0.7%		$7,118
(Cost: $7,000)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (C)	$4,590	4,434
Air Canada Enhanced Equipment Trust, Series 2020-2, Class A, 5.250%, 4-1-29 (C)	2,811	3,035
American Airlines Class B Pass-Through Certificates, Series 2016-3, 3.750%, 10-15-25	3,598	3,469
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B, 4.950%, 2-15-25	865	867
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.590%, 6-18-24	6,660	6,794
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (C)	4,500	4,535
British Airways Pass-Through Trust, Series 2019-1A, 3.350%, 6-15-29 (C)	2,842	2,850
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (C)	1,356	1,463
British Airways Pass-Through Trust, Series 2020-1B, 8.375%, 11-15-28 (C)	558	655
CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700	3,739
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (C)	74	77
2.540%, 1-25-47 (C)	4,319	4,421
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	6,652	7,767
6.943%, 1-10-30	2,914	3,526
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B, 4.250%, 7-30-23	1,541	1,601
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12-15-23 (C)	194	195
Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1-15-25	4,312	4,347
Earnest Student Loan Program LLC, Series 2017-A, Class B, 3.590%, 1-25-41 (C)	223	224

ASSET-BACKED SECURITIES (Continued)	Principal	Value
GM Financial Securitized Term Auto Receivables Trust, Series 2018-1, Class C, 2.770%, 7-17-23	$1,400	$1,404
Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 4.950%, 1-15-22	2,381	2,379
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 1.364%, 6-17-37 (C)(D)	3,999	4,005
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B (1-Month U.S. LIBOR plus 80 bps), 0.884%, 12-15-37 (C)(D)	3,000	3,002
Navient Private Education Refi Loan Trust, Series 2021-F, Class A, 1.110%, 2-18-70	4,000	3,989
Navient Student Loan Trust, Series 2021-A, Class A, 0.840%, 5-15-69 (C)	2,905	2,901
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2-10-32 (C)	4,000	4,043
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8-15-24 (C)	2,000	2,002
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class B, 0.770%, 12-15-25 (C)	3,250	3,262
Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.020%, 9-15-25	5,000	5,126
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX, 2.840%, 1-25-41 (C)	2,368	2,421
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B, 2.950%, 2-25-42 (C)	1,823	1,855
SoFi Professional Loan Program LLC, Series 2021-B, Class B-AFX, 1.140%, 2-15-47	5,825	5,826
U.S. Airways, Inc., Series 2013-1, Class B, 5.375%, 11-15-21	1,196	1,197
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	1,760	1,779
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	2,363	2,411
United Airlines Pass-Through Certificates, Series 2016-1, Class B, 3.650%, 1-7-26	3,151	3,138
United Airlines Pass-Through Certificates, Series 2019-2, Class B, 3.500%, 5-1-28	2,880	2,832
United Airlines Pass-Through Certificates, Series 2020-1A, 5.875%, 10-15-27	6,956	7,784

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Volvo Financial Equipment Trust, Series 2018-1, Class C, 3.060%, 12-15-25 (C)	$2,600	$2,609

TOTAL ASSET-BACKED SECURITIES – 10.7%		$117,964
(Cost: $115,871)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.300%, 4-1-27	1,620	1,775
Videotron Ltd., 3.625%, 6-15-29 (C)	1,000	1,015

		2,790

Integrated Telecommunication Services – 1.4%
AT&T, Inc.:
2.300%, 6-1-27	3,100	3,211
3.650%, 6-1-51	3,100	3,165
3.550%, 9-15-55	9,512	9,400

		15,776

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 4.241%, 7-15-28 (C)	1,800	2,010

Total Communication Services – 1.9%		20,576
Consumer Staples

Food Retail – 0.4%
Phillips Edison Grocery Center Operating Partnership I L.P. (GTD by Phillips Edison & Co., Inc.), 2.625%, 11-15-31	4,425	4,381

Packaged Foods & Meats – 0.7%
Bunge Ltd. Finance Corp.:
1.630%, 8-17-25	2,475	2,502
2.750%, 5-14-31	4,750	4,817

		7,319

Tobacco – 0.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.800%, 2-14-39	1,905	2,345

Total Consumer Staples – 1.3%		14,045
Energy

Integrated Oil & Gas – 0.6%
Equinor ASA (GTD by Equinor Energy AS), 3.000%, 4-6-27	6,600	7,113

88	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 2.897%, 6-1-67 (D)	$5,750	$5,250

Oil & Gas Refining & Marketing – 1.2%
HollyFrontier Corp., 2.625%, 10-1-23	6,500	6,714
Marathon Petroleum Corp., 5.850%, 12-15-45	4,727	6,104

		12,818

Oil & Gas Storage & Transportation – 3.5%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
3.375%, 2-1-23	856	880
4.950%, 12-15-24	4,051	4,484
5.950%, 6-1-26	1,496	1,752
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,535
Gray Oak Pipeline LLC, 3.450%, 10-15-27 (C)	8,835	9,323
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22 (C)	6,000	6,071
NGPL PipeCo LLC, 3.250%, 7-15-31 (C)	4,750	4,871
Rattler Midstream L.P., 5.625%, 7-15-25 (C)	2,500	2,606
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,624
Tennessee Gas Pipeline Co., 8.375%, 6-15-32	3,200	4,664

		38,810

Total Energy – 5.8%		63,991
Financials

Asset Management & Custody Banks – 2.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30 (C)	4,700	4,751
Blackstone Holdings Finance Co. LLC, 2.125%, 2-15-27 (C)	5,925	5,862
Main Street Capital Corp., 3.000%, 7-14-26	6,200	6,328
Owl Rock Technology Finance Corp. and Owl Rock Technology Advisors LLC, 3.750%, 6-17-26 (C)	4,750	5,018
Pine Street Trust I, 4.572%, 2-15-29	3,000	3,409
State Street Corp., 2.200%, 3-3-31	4,947	4,944

		30,312

Consumer Finance – 1.5%
Discover Bank, 3.450%, 7-27-26	3,975	4,312
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 0.804%, 3-8-24	4,250	4,292

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Hyundai Capital America:
3.250%, 9-20-22 (C)	$3,662	$3,755
2.850%, 11-1-22 (C)	4,500	4,609

		16,968

Diversified Banks – 3.7%
Bank of America Corp., 1.922%, 10-24-31	7,500	7,220
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps), 1.096%, 3-29-23 (D)	5,400	5,461
Compass Bank, 3.875%, 4-10-25	6,750	7,371
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,646
U.S. Bancorp:
3.000%, 7-30-29	2,700	2,902
5.300%, 12-29-49	1,675	1,918
Wells Fargo & Co.:
3.000%, 10-23-26	1,500	1,609
2.393%, 6-2-28	10,000	10,322

		40,449

Diversified Capital Markets – 1.0%
Macquarie Group Ltd., 2.691%, 6-23-32 (C)	10,825	10,816

Investment Banking & Brokerage – 1.8%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	4,252
Goldman Sachs Group, Inc. (The), 2.383%, 7-21-32	5,775	5,721
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps), 0.909%, 10-31-22 (D)	5,780	5,783
LPL Holdings, Inc., 4.375%, 5-15-31 (C)	2,700	2,823
Morgan Stanley, 3.125%, 7-27-26	1,400	1,508

		20,087

Life & Health Insurance – 1.8%
Equitable Financial Life Insurance Co., 1.400%, 7-7-25 (C)	5,850	5,888
Security Benefit Global Funding, 1.250%, 5-17-24 (C)	5,450	5,488
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47 (C)	5,000	6,049
Unum Group, 5.750%, 8-15-42	2,324	2,911

		20,336

Multi-Line Insurance – 0.5%
Athene Global Funding, 2.800%, 5-26-23 (C)	5,000	5,189

Other Diversified Financial Services – 0.6%
JPMorgan Chase & Co.:
1.764%, 11-19-31	5,000	4,778
4.600%, 8-1-68	2,000	2,047

		6,825

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks – 1.2%
SVB Financial Group, 4.100%, 5-15-69	$4,500	$4,647
Synovus Financial Corp., 3.125%, 11-1-22	5,680	5,810
Truist Financial Corp., 5.050%, 12-15-68	2,765	2,848

		13,305

Specialized Finance – 0.1%
Ashtead Capital, Inc., 4.000%, 5-1-28 (C)	900	957

Total Financials – 14.9%		165,244
Health Care

Health Care Facilities – 1.7%
New York and Presbyterian Hospital (The):
2.256%, 8-1-40	7,950	7,457
2.606%, 8-1-60	1,600	1,476
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,751
NYU Langone Hospitals, 3.380%, 7-1-55	6,675	6,983

		18,667

Health Care Services – 0.6%
Cigna Corp., 4.900%, 12-15-48	4,963	6,353

Pharmaceuticals – 0.9%
Johnson & Johnson, 2.250%, 9-1-50	4,600	4,260
Upjohn, Inc.:
2.300%, 6-22-27 (C)	3,400	3,474
3.850%, 6-22-40 (C)	2,430	2,611

		10,345

Total Health Care – 3.2%		35,365
Industrials

Aerospace & Defense – 0.6%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23	4,665	4,828
7.125%, 7-1-32	1,500	2,054

		6,882

Airlines – 1.5%
American Airlines, Inc. and AAdvantage Loyalty IP Ltd. (GTD by American Airlines Group, Inc.), 5.500%, 4-20-26 (C)	4,000	4,210
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26 (C)	3,000	3,142
JetBlue Airways Corp.:
7.750%, 11-15-28	3,531	4,154
4.000%, 11-15-32	1,548	1,683

2021	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines (Continued)
Spirit IP Cayman Ltd. and Spirit Loyalty Cayman Ltd. (GTD by Spirit Airlines, Inc.), 8.000%, 9-20-25 (C)	$1,650	$1,852
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	1,586	1,637

		16,678

Diversified Support Services – 0.4%
Block Financial LLC (GTD by H&R Block, Inc.):
2.500%, 7-15-28	2,300	2,334
3.875%, 8-15-30	2,331	2,537

		4,871

Railroads – 0.6%
CSX Corp.:
4.750%, 11-15-48	950	1,228
4.250%, 11-1-66	4,175	5,096

		6,324

Total Industrials – 3.1%		34,755
Information Technology

Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC and EMC Corp., 4.900%, 10-1-26	5,000	5,763

Total Information Technology – 0.5%		5,763
Materials

Metal & Glass Containers – 0.8%
Triton Container International Ltd.:
2.050%, 4-15-26 (C)	5,760	5,782
3.150%, 6-15-31 (C)	3,610	3,649

		9,431

Paper Packaging – 0.4%
Sealed Air Corp., 1.573%, 10-15-26 (C)	4,500	4,477

Total Materials – 1.2%		13,908
Real Estate

Specialized REITs – 0.3%
American Tower Corp., 3.070%, 3-15-23 (C)	3,100	3,103

Total Real Estate – 0.3%		3,103
Utilities

Electric Utilities – 5.0%
Cleco Corporate Holdings LLC, 3.743%, 5-1-26 (E)	2,200	2,400
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	2,957
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,880

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Eversource Energy, 3.800%, 12-1-23	$3,550	$3,786
Exelon Corp.:
4.050%, 4-15-30	2,500	2,835
4.700%, 4-15-50	3,340	4,226
FirstEnergy Transmission LLC, 5.450%, 7-15-44 (C)	3,871	4,952
Florida Power & Light Co., 2.850%, 4-1-25	3,155	3,350
Indianapolis Power & Light Co., 4.700%, 9-1-45 (C)	3,150	3,976
IPALCO Enterprises, Inc., 3.700%, 9-1-24	2,650	2,832
MidAmerican Energy Co., 4.250%, 7-15-49	3,500	4,331
PacifiCorp, 3.300%, 3-15-51	3,335	3,473
Vistra Operations Co. LLC, 5.625%, 2-15-27 (C)	4,249	4,403
Xcel Energy, Inc., 3.500%, 12-1-49	6,850	7,321

		54,722

Gas Utilities – 1.4%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,735
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32 (E)	2,000	2,935
Piedmont Natural Gas Co., Inc., 3.350%, 6-1-50	4,400	4,507

		15,177

Independent Power Producers & Energy Traders – 0.8%
AES Corp. (The):
3.300%, 7-15-25 (C)	1,365	1,452
1.375%, 1-15-26	3,730	3,684
3.950%, 7-15-30 (C)	3,670	4,042

		9,178

Multi-Utilities – 1.8%
Ameren Corp., 3.500%, 1-15-31	3,550	3,863
DT Midstream, Inc.:
4.125%, 6-15-29 (C)	3,200	3,249
4.375%, 6-15-31 (C)	1,600	1,650
East Ohio Gas Co. (The):
1.300%, 6-15-25 (C)	3,375	3,385
3.000%, 6-15-50 (C)	4,110	4,043
Pacific Gas and Electric Co., 1.750%, 6-16-22	3,870	3,864

		20,054

Total Utilities – 9.0%		99,131

TOTAL CORPORATE DEBT SECURITIES – 41.2%		$455,881
(Cost: $435,782)

MORTGAGE-BACKED SECURITIES	Principal	Value
Commercial Mortgage-Backed Securities – 4.2%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.325%, 8-15-46 (C)(D)	$4,130	$4,855
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 0.914%, 12-15-36 (C)(D)	10,000	9,988
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1, 3.304%, 9-15-37 (C)	1,340	1,405
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47 (C)(D)	2,839	2,890
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34 (C)(D)	1,000	994
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39 (C)	6	2
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 1.334%, 3-17-37 (C)(D)	4,499	4,505
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 1.084%, 7-17-37 (C)(D)	4,516	4,524
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49 (D)	575	631
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5, 3.723%, 3-15-50	1,500	1,654
Mellon Residential Funding Corp., Series 1998-2, Class B-1, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	4,000	4,350
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,678
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50 (D)	2,300	2,527

		46,004

90	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities – 16.8%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.632%, 9-25-45 (C)(D)	$3,995	$4,067
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.704%, 12-25-45 (C)(D)	4,750	5,005
Agate Bay Mortgage Loan Trust, Series 2013-1, Class B4 (Mortgage spread to 10-year U.S. Treasury index), 3.471%, 7-25-43 (C)(D)	1,483	1,469
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.553%, 7-25-45 (C)(D)	1,838	1,863
ASMR Trust, Series 2021-SFR2, Class D, 2.278%, 8-17-38 (C)	2,750	2,740
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11-25-29	21	16
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 1.686%, 4-25-28 (C)(D)	2,179	2,180
Bellemeade Re Ltd., Series 2020-4A, Class M2A (1-Month U.S. LIBOR plus 260 bps), 2.686%, 6-25-30 (C)(D)	1,859	1,859
CHL Mortgage Pass-Through Trust, Series 2004-J4, 5.250%, 5-25-34	44	43
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps):
3.476%, 10-25-43 (C)(D)	1,665	1,670
3.000%, 9-25-64 (C)(D)	1,956	2,004
Citigroup Mortgage Loan Trust, Series 2021-INV1, Class A7A, 2.500%, 5-25-51 (C)(D)	5,206	5,314
Citigroup Mortgage Loan Trust, Series 2021-INV2, Class A7A, 2.500%, 5-25-51	8,610	8,788
CommonBond Student Loan Trust, Series 2017-BGS, Class C, 1.200%, 3-25-52 (C)	1,843	1,832
Credit Suisse Mortgage Trust, Series 2013-7, Class B4 (Mortgage spread to 1-year U.S. Treasury index), 3.544%, 8-25-43 (C)(D)	2,097	2,123
Eagle Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.536%, 1-25-30 (C)(D)	10,721	10,611
Eagle Re Ltd., Series 2020-2, Class M1B (ICE LIBOR plus 400 bps), 4.086%, 10-25-30 (C)(D)	1,037	1,040
FirstKey Homes, Series 2021-SFR1, Class B, 1.788%, 8-17-38 (C)	4,800	4,804

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities (Continued)
FirstKey Homes, Series 2021-SFR2, Class D, 2.058%, 9-17-38 (C)	$4,400	$4,356
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.500%, 7-25-51 (C)(D)	6,188	6,327
Flagstar Mortgage Trust, Series 2021-6INV, Class A6, 2.500%, 8-25-51 (C)	6,086	6,215
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps), 0.985%, 7-17-37 (C)(D)	3,059	3,059
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 9-19-41 (C)	9,101	9,069
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 1.484%, 1-17-38 (C)(D)	13,099	13,119
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index), 2.297%, 7-25-34 (D)	7	7
JPMorgan Mortgage Trust, Series 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.604%, 5-25-43 (C)(D)	880	886
JPMorgan Mortgage Trust, Series 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index), 3.604%, 5-25-43 (C)(D)	549	549
JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.279%, 10-25-46 (C)(D)	2,436	2,447
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index):
3.500%, 11-25-48 (C)(D)	6,481	6,604
2.500%, 8-25-51 (C)	6,000	6,006
Kubota Credit Owner Trust, Series 2020-2A, Class A2, 0.410%, 6-15-23 (C)	2,939	2,941
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.720%, 12-15-49	320	352
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 8-5-34 (C)	930	932
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps), 3.336%, 10-15-49 (C)(D)	7,000	7,065

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Other Mortgage-Backed Securities (Continued)
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps), 1.786%, 10-15-49 (C)(D)	$878		$878
Navient Student Loan Trust, Series 2020-HA, Class A, 1.310%, 1-15-69 (C)	3,656		3,681
Navient Student Loan Trust, Series 2021-BA, Class A, 0.940%, 7-15-69 (C)	5,797		5,787
ONE Park Mortgage Trust, Series 2021-PARK, Class A (1-Month U.S. LIBOR plus 70 bps), 0.784%, 3-15-36 (C)(D)	7,500		7,500
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A (1-Month U.S. LIBOR plus 290 bps), 2.996%, 2-27-24 (C)(D)	5,370		5,481
Progress Residential Trust, Series 2021-SFR7, Class D, 2.341%, 8-17-40 (C)	3,450		3,413
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 6.730%, 4-28-24 (C)(D)	—	*	—	*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 7.480%, 9-28-24 (C)(D)	—	*	—	*
Radnor Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.536%, 1-25-30 (C)(D)	4,650		4,659
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index), 3.259%, 12-25-30 (D)	711		134
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.886%, 11-25-42 (D)	1,637		1,656
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.721%, 7-25-45 (C)(D)	2,461		2,500
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.810%, 8-25-45 (C)(D)	3,381		3,432
Sofi Mortgage Trust, Series 2016-1A, Class B2 (Mortgage spread to 2-year U.S. Treasury index), 3.104%, 11-25-46 (C)(D)	1,828		1,856

2021	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities (Continued)
SoFi Professional Loan Program LLC, Series 2015-D, Class A-2, 2.720%, 10-27-36	$1,072	$1,080
SoFi Professional Loan Program LLC, Series 2017-D, Class A-2FX, 2.650%, 9-25-40	1,190	1,213
SoFi Professional Loan Program LLC, Series 2020-C, Class A-FX, 1.950%, 2-15-46 (C)	1,647	1,674
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 5-2-30	3	—	*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 5-2-30	1	—	*
Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index), 3.990%, 11-25-57 (C)(D)	7,050	7,287
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11-17-39 (C)	2,475	2,440
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.763%, 8-20-45 (C)(D)	4,342	4,362

		186,395

TOTAL MORTGAGE-BACKED SECURITIES – 21.0%		$232,399
(Cost: $231,271)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,933	4,481

New York – 0.8%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,762
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,710	5,006

		8,768

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,630

TOTAL MUNICIPAL BONDS - TAXABLE – 1.3%		$14,879
(Cost: $11,222)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations - 9.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	$30	$34
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.234%, 12-25-30 (C)(D)	5,000	5,049
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 4.886%, 5-25-28 (D)	2,449	2,523
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps), 3.384%, 10-25-27 (D)	6,352	6,471
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 3.886%, 3-25-29 (D)	3,524	3,646
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.534%, 4-25-30 (D)	1,250	1,315
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 4.634%, 10-25-24 (D)	622	641
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 5.234%, 11-25-28 (D)	2,420	2,497
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 5.634%, 7-25-28 (D)	4,135	4,337
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 1.034%, 10-25-29 (D)	5,700	5,506
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56 (C)(D)	1,466	1,491
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56 (D)	5,830	5,892
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	873	891
3.000%, 10-25-46	258	259
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 3.086%, 10-25-29 (D)	2,647	2,720
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 3.736%, 9-25-29 (D)	1,715	1,774

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 4.386%, 2-25-25 (D)	$689	$703
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 4.486%, 1-25-24 (D)	1,780	1,844
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.536%, 1-25-29 (D)	3,481	3,611
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 5.586%, 9-25-29 (D)	2,650	2,900
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	33	35
5.000%, 7-1-23	14	16
6.000%, 8-1-23	16	17
5.500%, 2-1-24	8	9
4.500%, 4-1-25	30	31
3.500%, 11-1-25	83	89
3.500%, 6-1-26	151	161
2.500%, 11-1-27	324	340
6.000%, 8-1-29	12	13
7.500%, 5-1-31	11	12
7.000%, 9-1-31	2	3
7.000%, 11-1-31	33	37
6.500%, 12-1-31	4	4
6.500%, 2-1-32	43	50
7.000%, 2-1-32	26	31
7.000%, 3-1-32	45	54
6.500%, 4-1-32	7	8
6.500%, 5-1-32	11	13
6.500%, 7-1-32	4	5
6.500%, 8-1-32	7	8
6.000%, 9-1-32	8	9
6.500%, 9-1-32	17	19
6.000%, 10-1-32	144	167
6.500%, 10-1-32	15	17
6.000%, 11-1-32	128	149
3.500%, 12-1-32	641	687
6.000%, 3-1-33	156	180
5.500%, 4-1-33	149	171
5.500%, 5-1-33	9	10
6.000%, 6-1-33	23	26
6.500%, 8-1-33	8	9
6.000%, 10-1-33	33	37
6.000%, 12-1-33	36	42
5.500%, 1-1-34	27	31
5.500%, 1-1-34	25	29
6.000%, 1-1-34	16	18
5.000%, 3-1-34	4	5
5.500%, 3-1-34	12	13
5.500%, 4-1-34	9	10
5.000%, 5-1-34	3	3
6.000%, 8-1-34	28	31
5.500%, 9-1-34	82	93
6.000%, 9-1-34	29	34

92	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
6.500%, 9-1-34	$26	$30
5.500%, 11-1-34	103	117
6.000%, 11-1-34	63	72
6.500%, 11-1-34	2	3
5.000%, 12-1-34	139	158
5.500%, 1-1-35	95	110
5.500%, 1-1-35	20	22
5.500%, 2-1-35	229	265
5.500%, 2-1-35	23	27
6.500%, 3-1-35	63	74
5.500%, 4-1-35	68	79
4.500%, 5-1-35	74	83
5.500%, 6-1-35	2	2
4.500%, 7-1-35	78	86
5.000%, 7-1-35	158	180
5.000%, 7-1-35	34	38
5.500%, 7-1-35	17	19
5.500%, 8-1-35	3	4
5.500%, 10-1-35	94	107
5.500%, 11-1-35	41	47
5.000%, 2-1-36	14	16
5.500%, 2-1-36	17	19
5.500%, 9-1-36	76	88
5.500%, 11-1-36	27	31
6.000%, 11-1-36	20	23
6.000%, 1-1-37	19	22
6.000%, 5-1-37	45	53
5.500%, 6-1-37	25	29
6.000%, 8-1-37	27	31
7.000%, 10-1-37	15	16
5.000%, 4-1-38	93	107
6.000%, 10-1-38	60	71
4.500%, 6-1-39	55	61
5.000%, 12-1-39	153	175
5.500%, 12-1-39	75	87
5.000%, 3-1-40	326	373
4.500%, 10-1-40	240	269
4.000%, 12-1-40	262	287
3.500%, 4-1-41	783	855
4.000%, 4-1-41	522	581
4.500%, 4-1-41	761	856
5.000%, 4-1-41	93	107
4.500%, 7-1-41	319	357
4.000%, 8-1-41	242	266
4.000%, 9-1-41	355	391
4.000%, 10-1-41	477	529
3.500%, 11-1-41	1,210	1,324
3.500%, 1-1-42	330	360
3.500%, 8-1-42	804	877
3.000%, 9-1-42	930	999
3.500%, 1-1-43	399	434
3.500%, 2-1-43	694	768
3.000%, 5-1-43	1,287	1,380
4.000%, 1-1-44	543	612
4.000%, 4-1-44	1,123	1,236
3.500%, 5-1-45	415	441
3.500%, 6-1-45	720	781
3.500%, 7-1-45	704	759
3.500%, 8-1-45	460	487
3.500%, 9-1-45	555	599
3.000%, 1-1-46	941	991
4.000%, 2-1-47	298	323
2.000%, 2-25-51	11,000	11,030

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal		Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
0.004%, 6-17-45 (D)(F)	$64		$—
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	17		17
4.000%, 8-20-31	339		373
5.000%, 7-15-33	50		57
5.000%, 7-15-34	37		42
5.500%, 12-15-34	47		54
5.000%, 1-15-35	63		73
3.250%, 11-20-35	413		438
5.000%, 12-15-35	101		116
4.000%, 6-20-36	581		625
5.500%, 7-15-38	45		51
5.500%, 10-15-38	78		92
5.000%, 12-15-39	58		66
5.000%, 1-15-40	307		356
4.500%, 6-15-40	170		193
5.000%, 7-15-40	49		56
4.000%, 12-20-40	259		285
4.000%, 1-15-41	233		258
4.000%, 10-15-41	132		147
3.500%, 10-20-43	559		603
4.000%, 12-20-44	184		201
3.500%, 2-20-45	719		768
3.000%, 3-15-45	1,371		1,446
3.500%, 4-20-46	261		277
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2,
7.793%, 2-15-25	3		3
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.037%, 2-15-25 (D)	20		21
Uniform Mortgage Back Security:
5.000%, 4-1-23	20		21
3.500%, 8-1-26	130		139
2.500%, 3-1-28	185		194
2.500%, 4-1-28	179		188
5.000%, 5-1-29	16		18
3.500%, 5-1-32	394		422
6.500%, 9-1-32	13		16
6.000%, 11-1-33	20		24
5.500%, 5-1-34	179		208
6.500%, 5-1-34	66		78
5.500%, 6-1-34	47		54
5.000%, 9-1-34	—	*	—	*
5.500%, 9-1-34	1		1
5.500%, 10-1-34	97		113
5.500%, 7-1-35	22		25
5.000%, 8-1-35	17		20
5.500%, 10-1-35	27		32
5.000%, 11-1-35	42		47
5.000%, 12-1-35	11		13
6.500%, 7-1-36	6		7

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
7.000%, 12-1-37	$20	$23
5.500%, 3-1-38	86	100
5.500%, 2-1-39	131	153
5.000%, 11-1-39	48	55
5.000%, 1-1-40	381	436
5.000%, 4-1-40	64	74
5.000%, 8-1-40	73	84
4.000%, 10-1-40	133	143
4.000%, 11-1-40	306	345
4.500%, 1-1-41	204	228
4.000%, 2-1-41	594	658
4.000%, 3-1-41	196	218
4.500%, 3-1-41	132	148
4.500%, 4-1-41	415	465
4.000%, 6-1-41	225	251
4.000%, 8-1-41	106	117
4.000%, 11-1-41	1,196	1,316
3.000%, 8-1-42	551	592
3.500%, 8-1-42	547	597
3.000%, 1-1-43	722	779
3.000%, 2-1-43	948	1,030

		103,504

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 9.4%		$103,504
(Cost: $101,872)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 13.1%
U.S. Treasury Bonds:
5.375%, 2-15-31 (G)	4,940	6,651
1.875%, 2-15-41	15,959	15,616
2.250%, 5-15-41	2,400	2,496
1.875%, 2-15-51	4,110	3,921
2.375%, 5-15-51	7,485	7,990
U.S. Treasury Notes:
0.250%, 5-15-24	1,750	1,742
0.250%, 6-15-24	13,925	13,849
0.375%, 8-15-24	15,000	14,949
1.375%, 1-31-25	6,500	6,665
0.875%, 6-30-26	23,845	23,763
0.750%, 8-31-26	6,500	6,432
0.875%, 9-30-26	2,750	2,735
0.625%, 12-31-27	13,875	13,389
0.750%, 1-31-28	6,300	6,119
1.250%, 6-30-28	7,500	7,485
1.250%, 8-15-31	11,255	10,983

		144,785

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.1%		$144,785
(Cost: $144,866)

SHORT-TERM SECURITIES	Shares
Money Market Funds (I) – 3.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010% (H)	10	10

2021	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (I) (Continued)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	38,983	$38,983

		38,993

TOTAL SHORT-TERM SECURITIES – 3.5%		$38,993
(Cost: $38,993)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,115,523
(Cost: $1,086,877)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(9,525)

NET ASSETS – 100.0%		$1,105,998

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $10 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $407,351 or 36.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $3,837 have been pledged as collateral on open futures contracts.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	272	12-21-21	27,200	$(39,508)	$879
U.S. Treasury Long Bond	Long	521	12-21-21	52,100	82,953	(2,602)
U.S. Treasury Ultra Long Bond	Short	62	12-21-21	6,200	(11,846)	509
U.S. 5-Year Treasury Note	Long	500	12-30-21	50,000	61,371	(415)

					$92,970	$(1,629)

94	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SECURIAN CORE BOND FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,118	$—	$—
Asset-Backed Securities	—	117,964	—
Corporate Debt Securities	—	455,881	—
Mortgage-Backed Securities	—	232,399	—
Municipal Bonds	—	14,879	—
United States Government Agency Obligations	—	103,504	—
United States Government Obligations	—	144,785	—
Short-Term Securities	38,993	—	—
Total	$46,111	$1,069,412	$—
Futures Contracts	$1,388	$—	$—

Liabilities
Futures Contracts	$3,017	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	95

PORTFOLIO HIGHLIGHTS	DELAWARE IVY SMALL CAP CORE FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Industrials	20.3%
Consumer Discretionary	16.6%
Health Care	15.9%
Financials	15.5%
Information Technology	12.7%
Materials	6.4%
Energy	5.2%
Real Estate	1.8%
Communication Services	1.7%
Consumer Staples	1.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.3%

Top 10 Equity Holdings

Company	Sector	Industry
Pinnacle Financial Partners, Inc.	Financials	Regional Banks
Regal-Beloit Corp.	Industrials	Electrical Components & Equipment
Skechers USA, Inc.	Consumer Discretionary	Footwear
LPL Investment Holdings, Inc.	Financials	Investment Banking & Brokerage
Varonis Systems, Inc.	Information Technology	Systems Software
TopBuild Corp.	Consumer Discretionary	Homebuilding
Element Solutions, Inc.	Materials	Specialty Chemicals
Murphy USA, Inc.	Consumer Discretionary	Automotive Retail
Kornit Digital Ltd.	Industrials	Industrial Machinery
BankUnited, Inc.	Financials	Regional Banks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Small Cap Core Fund changed to Delaware Ivy Small Cap Core Fund.

96	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 1.7%
TripAdvisor, Inc. (A)	354	$11,983

Total Communication Services – 1.7%		11,983
Consumer Discretionary

Apparel Retail – 1.3%
Boot Barn Holdings, Inc. (A)	110	9,788

Auto Parts & Equipment – 2.2%
Dana Holding Corp.	295	6,562
Visteon Corp. (A)	98	9,231

		15,793

Automotive Retail – 2.8%
Murphy USA, Inc.	120	20,126

Education Services – 1.2%
2U, Inc. (A)	259	8,678

Footwear – 3.6%
Skechers USA, Inc. (A)	628	26,467

Homebuilding – 3.0%
TopBuild Corp. (A)	105	21,414

Internet & Direct Marketing Retail – 2.5%
Shutterstock, Inc.	159	17,975

Total Consumer Discretionary – 16.6%		120,241
Consumer Staples

Packaged Foods & Meats – 0.7%
Utz Brands, Inc.	305	5,219

Personal Products – 0.9%
BellRing Brands, Inc., Class A (A)	202	6,197

Total Consumer Staples – 1.6%		11,416
Energy

Oil & Gas Equipment & Services – 1.0%
Liberty Oilfield Services, Inc., Class A (A)	578	7,015

Oil & Gas Exploration & Production – 3.8%
Chesapeake Energy Corp. (B)	164	10,079
Cimarex Energy Co.	202	17,657

		27,736

Oil & Gas Refining & Marketing – 0.4%
Green Plains, Inc. (A)	98	3,186

Total Energy – 5.2%		37,937
Financials

Investment Banking & Brokerage – 3.4%
LPL Investment Holdings, Inc.	159	24,914

COMMON STOCKS (Continued)	Shares	Value
Regional Banks – 9.5%
BankUnited, Inc.	451	$18,849
Pinnacle Financial Partners, Inc.	358	33,680
United Community Banks, Inc.	377	12,387
Webster Financial Corp.	78	4,233

		69,149

Thrifts & Mortgage Finance – 2.6%
Essent Group Ltd.	420	18,498

Total Financials – 15.5%		112,561
Health Care

Biotechnology – 3.9%
Halozyme Therapeutics, Inc. (A)	430	17,489
Vericel Corp. (A)(B)	218	10,650

		28,139

Health Care Equipment – 4.0%
Cryoport, Inc. (A)	217	14,412
Envista Holdings Corp. (A)	350	14,651

		29,063

Health Care Facilities – 1.7%
Encompass Health Corp.	159	11,934

Health Care Supplies – 2.9%
SI-BONE, Inc. (A)	545	11,670
Sientra, Inc. (A)	1,684	9,649

		21,319

Health Care Technology – 1.5%
Tabula Rasa HealthCare, Inc. (A)	408	10,684

Managed Health Care – 0.5%
HealthEquity, Inc. (A)	53	3,430

Pharmaceuticals – 1.4%
Pacira Pharmaceuticals, Inc. (A)	186	10,410

Total Health Care – 15.9%		114,979
Industrials

Agricultural & Farm Machinery – 1.0%
AGCO Corp.	56	6,881

Construction & Engineering – 2.4%
Valmont Industries, Inc.	75	17,713

Electrical Components & Equipment – 3.9%
Regal-Beloit Corp.	190	28,591

Environmental & Facilities Services – 0.6%
Clean Harbors, Inc. (A)	44	4,592

Industrial Machinery – 2.7%
Kornit Digital Ltd. (A)	133	19,303

Marine – 1.4%
Kirby Corp. (A)	207	9,910

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 2.3%
ICF International, Inc.	186	$16,597

Trading Companies & Distributors – 4.3%
Beacon Roofing Supply, Inc. (A)	288	13,772
Triton International Ltd.	334	17,360

		31,132

Trucking – 1.7%
Knight Transportation, Inc.	240	12,296

Total Industrials – 20.3%		147,015
Information Technology

Application Software – 1.4%
Q2 Holdings, Inc. (A)	129	10,322

Data Processing & Outsourced Services – 2.2%
EVERTEC, Inc.	344	15,712

Electronic Components – 0.9%
Knowles Corp. (A)	362	6,780

Internet Services & Infrastructure – 2.1%
Switch, Inc., Class A	614	15,591

Semiconductor Equipment – 1.4%
Brooks Automation, Inc.	100	10,222

Semiconductors – 1.5%
Allegro MicroSystems, Inc. (A)	330	10,533

Systems Software – 3.2%
Varonis Systems, Inc. (A)	382	23,218

Total Information Technology – 12.7%		92,378
Materials

Commodity Chemicals – 2.2%
Cabot Corp.	319	15,996

Diversified Chemicals – 1.4%
Huntsman Corp.	335	9,900

Specialty Chemicals – 2.8%
Element Solutions, Inc.	945	20,478

Total Materials – 6.4%		46,374
Real Estate

Specialized REITs – 1.8%
National Storage Affiliates Trust	251	13,230

Total Real Estate – 1.8%		13,230

TOTAL COMMON STOCKS – 97.7%		$708,114
(Cost: $562,571)

2021	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	DELAWARE IVY SMALL CAP CORE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010% (C)	6,398	$6,398
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	14,852	14,852

		21,250

TOTAL SHORT-TERM SECURITIES – 2.9%		$21,250
(Cost: $21,250)

TOTAL INVESTMENT SECURITIES – 100.6%		$729,364
(Cost: $583,821)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(4,608)

NET ASSETS – 100.0%		$724,756

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $6,261 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$708,114	$—	$—
Short-Term Securities	21,250	—	—
Total	$729,364	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	DELAWARE IVY SMALL CAP GROWTH FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.8%
Information Technology	30.1%
Health Care	27.7%
Consumer Discretionary	14.9%
Industrials	14.7%
Financials	5.2%
Consumer Staples	3.1%
Communication Services	3.0%
Energy	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

Top 10 Equity Holdings

Company	Sector	Industry
Varonis Systems, Inc.	Information Technology	Systems Software
Globant S.A.	Information Technology	IT Consulting & Other Services
CareDx, Inc.	Health Care	Biotechnology
Vericel Corp.	Health Care	Biotechnology
Shift4 Payments, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Knight Transportation, Inc.	Industrials	Trucking
Monolithic Power Systems, Inc.	Information Technology	Semiconductors
Cryoport, Inc.	Health Care	Health Care Equipment
Marriott Vacations Worldwide Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
SiTime Corp.	Information Technology	Semiconductors

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Small Cap Growth Fund changed to Delaware Ivy Small Cap Growth Fund.

2021	SEMIANNUAL REPORT	99

SCHEDULE OF INVESTMENTS	DELAWARE IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 0.6%
Bandwidth, Inc., Class A (A)	203	$18,331

Broadcasting – 2.4%
Gray Television, Inc.	861	19,647
Nexstar Broadcasting Group, Inc.	331	50,327

		69,974

Total Communication Services – 3.0%		88,305
Consumer Discretionary

Auto Parts & Equipment – 2.3%
Fox Factory Holding Corp. (A)	327	47,231
Visteon Corp. (A)	232	21,930

		69,161

Automotive Retail – 0.5%
Lithia Motors, Inc.	43	13,652

Casinos & Gaming – 3.9%
Churchill Downs, Inc.	212	51,012
Monarch Casino & Resort, Inc. (A)	437	29,267
Red Rock Resorts, Inc., Class A	707	36,220

		116,499

Footwear – 1.8%
Deckers Outdoor Corp. (A)	146	52,501

Homebuilding – 0.5%
TopBuild Corp. (A)	67	13,656

Hotels, Resorts & Cruise Lines – 3.2%
Marriott Vacations Worldwide Corp.	364	57,261
Wyndham Destinations, Inc.	501	38,634

		95,895

Leisure Products – 1.4%
Malibu Boats, Inc., Class A (A)	571	39,924

Restaurants – 1.3%
Texas Roadhouse, Inc., Class A	428	39,113

Total Consumer Discretionary – 14.9%		440,401
Consumer Staples

Distillers & Vintners – 0.6%
Duckhorn Portfolio, Inc. (The) (A)(B)	719	16,468

Hypermarkets & Super Centers – 1.2%
BJ’s Wholesale Club, Inc. (A)	666	36,558

Packaged Foods & Meats – 1.3%
Nomad Foods Ltd. (A)	1,261	34,757
Sovos Brands, Inc. (A)	256	3,568

		38,325

Total Consumer Staples – 3.1%		91,351

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Equipment & Services – 1.1%
Cactus, Inc., Class A	586	$22,121
Liberty Oilfield Services, Inc., Class A (A)	771	9,352

		31,473

Total Energy – 1.1%		31,473
Financials

Asset Management & Custody Banks – 0.8%
Focus Financial Partners, Inc., Class A (A)	335	17,558
Hamilton Lane, Inc., Class A	83	7,075

		24,633

Financial Exchanges & Data – 1.2%
Open Lending Corp., Class A (A)	973	35,081

Regional Banks – 3.2%
Pinnacle Financial Partners, Inc.	591	55,593
Seacoast Banking Corp. of Florida	613	20,721
Veritex Holdings, Inc.	478	18,801

		95,115

Total Financials – 5.2%		154,829
Health Care

Biotechnology – 7.8%
Blueprint Medicines Corp. (A)	126	12,947
CareDx, Inc. (A)	1,202	76,153
Insmed, Inc. (A)	584	16,092
Organogenesis Holdings, Inc. (A)	910	12,954
PTC Therapeutics, Inc. (A)	288	10,730
Twist Bioscience Corp. (A)	105	11,266
Veracyte, Inc. (A)	434	20,161
Vericel Corp. (A)	1,424	69,474

		229,777

Health Care Distributors – 1.9%
PetIQ, Inc. (A)(C)	2,219	55,400

Health Care Equipment – 6.8%
Axonics, Inc. (A)	709	46,179
Cryoport, Inc. (A)	865	57,522
Tactile Systems Technology, Inc. (A)	930	41,352
Tandem Diabetes Care, Inc. (A)	464	55,378

		200,431

Health Care Services – 4.0%
AMN Healthcare Services, Inc. (A)	413	47,385
Castle Biosciences, Inc. (A)	491	32,669
LHC Group, Inc. (A)	245	38,399

		118,453

Health Care Technology – 3.6%
Omnicell, Inc. (A)	347	51,522
Tabula Rasa HealthCare, Inc. (A)	573	15,021
Vocera Communications, Inc. (A)	889	40,660

		107,203

COMMON STOCKS (Continued)	Shares	Value
Life Sciences Tools & Services – 1.6%
NeoGenomics, Inc. (A)	576	$27,787
Quanterix Corp. (A)	419	20,884

		48,671

Managed Health Care – 1.6%
Progyny, Inc. (A)	845	47,342

Pharmaceuticals – 0.4%
Pacira Pharmaceuticals, Inc. (A)	200	11,183

Total Health Care – 27.7%		818,460
Industrials

Air Freight & Logistics – 0.9%
Air Transport Services Group, Inc. (A)	1,038	26,800

Construction & Engineering – 1.5%
Valmont Industries, Inc.	187	44,002

Electrical Components & Equipment – 1.0%
EnerSys	402	29,888

Environmental & Facilities Services – 1.6%
Clean Harbors, Inc. (A)	437	45,373

Industrial Machinery – 4.7%
Altra Industrial Motion Corp.	691	38,233
John Bean Technologies Corp.	232	32,539
Kennametal, Inc.	629	21,524
Kornit Digital Ltd. (A)	165	23,824
RBC Bearings, Inc. (A)	108	23,006

		139,126

Security & Alarm Services – 1.9%
Brink’s Co. (The)	869	54,976

Trading Companies & Distributors – 1.1%
Herc Holdings, Inc.	201	32,845

Trucking – 2.0%
Knight Transportation, Inc.	1,173	60,004

Total Industrials – 14.7%		433,014
Information Technology

Application Software – 12.3%
BTRS Holdings, Inc. (A)	2,134	22,702
Domo, Inc., Class B (A)	493	41,669
Five9, Inc. (A)	307	49,103
ForgeRock, Inc., Class A (A)	240	9,358
LivePerson, Inc. (A)	730	43,034
Mimecast Ltd. (A)	715	45,446
NCR Corp. (A)	1,208	46,805
Paycor HCM, Inc. (A)	642	22,558
Q2 Holdings, Inc. (A)	575	46,093
SimilarWeb Ltd. (A)(B)	449	9,389
Smartsheet, Inc., Class A (A)	402	27,634

		363,791

100	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY SMALL CAP GROWTH FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment – 1.4%
Viavi Solutions, Inc. (A)	2,705	$42,572

Data Processing & Outsourced Services – 3.1%
EVO Payments, Inc., Class A (A)	1,136	26,896
Shift4 Payments, Inc., Class A (A)	820	63,590

		90,486

Internet Services & Infrastructure – 1.6%
Switch, Inc., Class A	1,818	46,154

IT Consulting & Other Services – 2.7%
Globant S.A. (A)	283	79,645

Semiconductors – 5.5%
Allegro MicroSystems, Inc. (A)	1,537	49,112
Monolithic Power Systems, Inc.	120	58,055
SiTime Corp. (A)	279	56,934

		164,101

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 3.5%
SailPoint Technologies Holdings, Inc. (A)	490	$20,998
Varonis Systems, Inc. (A)	1,363	82,952

		103,950

Total Information Technology – 30.1%		890,699

TOTAL COMMON STOCKS – 99.8%		$2,948,532
(Cost: $2,035,913)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (E) – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (D)	2,866	$2,866
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	21,863	21,863

		24,729

TOTAL SHORT-TERM SECURITIES – 0.8%		$24,729
(Cost: $24,729)

TOTAL INVESTMENT SECURITIES – 100.6%		$2,973,261
(Cost: $2,060,642)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(16,850)

NET ASSETS – 100.0%		$2,956,411

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,807 are on loan.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,948,532	$—	$—
Short-Term Securities	24,729	—	—
Total	$2,973,261	$—	$—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	101

PORTFOLIO HIGHLIGHTS	DELAWARE IVY VALUE FUND(a)

ALL DATA IS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.1%
Financials	22.3%
Health Care	16.1%
Industrials	10.5%
Information Technology	9.7%
Communication Services	8.6%
Consumer Discretionary	7.1%
Consumer Staples	6.5%
Energy	5.8%
Utilities	4.7%
Materials	3.9%
Real Estate	2.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.9%

Top 10 Equity Holdings

Company	Sector	Industry
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
CVS Caremark Corp.	Health Care	Health Care Services
Morgan Stanley	Financials	Investment Banking & Brokerage
Comcast Corp., Class A	Communication Services	Cable & Satellite
Raytheon Technologies Corp.	Industrials	Aerospace & Defense
Philip Morris International, Inc.	Consumer Staples	Tobacco
Anthem, Inc.	Health Care	Managed Health Care
McKesson Corp.	Health Care	Health Care Distributors
CB Richard Ellis Group, Inc.	Real Estate	Real Estate Services
HCA Holdings, Inc.	Health Care	Health Care Facilities

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)	Effective July 1, 2021, the name of Ivy Value Fund changed to Delaware Ivy Value Fund.

102	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	DELAWARE IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 2.8%
Liberty Global, Inc., Series C (A)	1,356	$39,951

Cable & Satellite – 5.8%
Comcast Corp., Class A	848	47,444
Liberty Media Corp., Class C (A)	767	36,391

		83,835

Total Communication Services – 8.6%		123,786
Consumer Discretionary

Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	704	30,411

Automotive Retail – 2.3%
AutoZone, Inc. (A)	19	32,601

General Merchandise Stores – 2.7%
Target Corp.	173	39,591

Total Consumer Discretionary – 7.1%		102,603
Consumer Staples

Hypermarkets & Super Centers – 3.4%
Wal-Mart Stores, Inc.	355	49,533

Tobacco – 3.1%
Philip Morris International, Inc.	470	44,577

Total Consumer Staples – 6.5%		94,110
Energy

Oil & Gas Exploration & Production – 2.9%
EOG Resources, Inc.	522	41,918

Oil & Gas Refining & Marketing – 2.9%
Marathon Petroleum Corp.	661	40,858

Total Energy – 5.8%		82,776
Financials

Asset Management & Custody Banks – 2.7%
Ameriprise Financial, Inc.	149	39,344

Consumer Finance – 5.5%
Capital One Financial Corp.	250	40,431
Synchrony Financial	780	38,136

		78,567

Diversified Banks – 1.9%
Wells Fargo & Co.	603	28,004

Investment Banking & Brokerage – 3.4%
Morgan Stanley	498	48,464

Mortgage REITs – 2.6%
AGNC Investment Corp.	2,408	37,971

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 2.5%
Arch Capital Group Ltd. (A)	924	$35,283

Regional Banks – 2.3%
Regions Financial Corp.	1,575	33,554

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	184	20,517

Total Financials – 22.3%		321,704
Health Care

Biotechnology – 3.7%
Regeneron Pharmaceuticals, Inc. (A)	30	18,002
Vertex Pharmaceuticals, Inc. (A)	198	35,878

		53,880

Health Care Distributors – 3.0%
McKesson Corp.	217	43,290

Health Care Facilities – 2.9%
HCA Holdings, Inc.	174	42,192

Health Care Services – 3.4%
CVS Caremark Corp.	573	48,632

Managed Health Care – 3.1%
Anthem, Inc.	119	44,421

Total Health Care – 16.1%		232,415
Industrials

Aerospace & Defense – 5.3%
Northrop Grumman Corp.	83	29,799
Raytheon Technologies Corp.	536	46,092

		75,891

Electrical Components & Equipment – 2.6%
nVent Electric plc	1,179	38,126

Railroads – 2.6%
Norfolk Southern Corp.	158	37,888

Total Industrials – 10.5%		151,905
Information Technology

Data Processing & Outsourced Services – 2.0%
Fidelity National Information Services, Inc.	233	28,307

Semiconductors – 5.3%
Broadcom Corp., Class A	79	38,491
NXP Semiconductors N.V.	193	37,787

		76,278

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals – 2.4%
Seagate Technology	417	$34,415

Total Information Technology – 9.7%		139,000
Materials

Diversified Metals & Mining – 1.5%
BHP Billiton Ltd. ADR (B)	403	21,561

Paper Packaging – 2.4%
Graphic Packaging Holding Co.	1,827	34,787

Total Materials – 3.9%		56,348
Real Estate

Real Estate Services – 2.9%
CB Richard Ellis Group, Inc. (A)	434	42,225

Total Real Estate – 2.9%		42,225
Utilities

Electric Utilities – 4.7%
Evergy, Inc. (C)	575	35,751
FirstEnergy Corp.	911	32,457

		68,208

Total Utilities – 4.7%		68,208

TOTAL COMMON STOCKS – 98.1%		$1,415,080
(Cost: $1,068,421)

SHORT-TERM SECURITIES

Money Market Funds (E) – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (D)	13,706	13,706
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	26,459	26,459

		40,165

TOTAL SHORT-TERM SECURITIES – 2.8%		$40,165
(Cost: $40,165)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,455,245
(Cost: $1,108,586)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(13,601)

NET ASSETS – 100.0%		$1,441,644

2021	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS	DELAWARE IVY VALUE FUND (in thousands)

SEPTEMBER 30, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $13,426 are on loan.

(C)	All or a portion of securities with an aggregate value of $423 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Northrop Grumman Corp.	N/A	Put	163	16	October 2021	$350.00	$63	$(47)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	185	19	October 2021	135.00	379	(430)

							$442	$(477)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,415,080	$—	$—
Short-Term Securities	40,165	—	—
Total	$1,455,245	$—	$—

Liabilities
Written Options	$—	$477	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

104	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Delaware Ivy Core Equity Fund(1)	Delaware Ivy Emerging Markets Equity Fund(2)(3)	Delaware Ivy Global Bond Fund(4)	Delaware Ivy Global Equity Income Fund(5)	Delaware Ivy Global Growth Fund(6)	Delaware Ivy Government Money Market Fund(7)		Delaware Ivy High Income Fund(8)
ASSETS
Investments in unaffiliated securities at value+^	$4,855,975	$2,233,496	$555,625	$582,920	$1,061,398	$127,477		$3,991,992
Investments in affiliated securities at value+	—	—	—	—	—	—		110,047
Investments at Value	4,855,975	2,233,496	555,625	582,920	1,061,398	127,477		4,102,039
Cash	—	324	18	—	—	—		1,073
Cash denominated in foreign currencies at value+	—	1	112	461	163	—		1,545
Restricted cash	—	—	—	—	—	—		542
Investment securities sold receivable	11,774	53	—	—	8,604	580		37,694
Dividends and interest receivable	1,534	2,482	4,577	3,025	1,772	16		58,825
Capital shares sold receivable	1,647	2,641	835	98	126	483		4,573
Receivable from affiliates	45	749	346	45	33	520		70
Receivable from securities lending income – net	—	1	14	6	3	—		13
Variation margin receivable	—	—	—	—	—	—		3
Prepaid and other assets	125	92	66	59	74	55		160
Total Assets	4,871,100	2,239,839	561,593	586,614	1,072,173	129,131		4,206,537

LIABILITIES
Cash collateral on securities loaned at value	—	—	9,847	5,068	17,342	—		35,335
Investment securities purchased payable	8,505	—	750	466	—	—		74,409
Capital shares redeemed payable	4,825	6,025	914	1,244	4,918	1,034		7,075
Distributions payable	—	—	—	—	—	1		1,772
Independent Trustees and Chief Compliance Officer fees payable	858	77	120	137	192	18		471
Distribution and service fees payable	26	4	1	2	4	—	*	22
Shareholder servicing payable	568	346	76	144	166	23		697
Investment management fee payable	81	53	9	11	24	1		60
Accounting services fee payable	23	23	14	14	23	6		23
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—		400
Variation margin payable	—	—	—	—	—	—		3
Other liabilities	3,283	3,353	352	438	1,080	49		2,427
Total Liabilities	18,169	9,881	12,083	7,524	23,749	1,132		122,694
Commitments and Contingencies (See Note 2 and Note 13)
Total Net Assets	$4,852,931	$2,229,958	$549,510	$579,090	$1,048,424	$127,999		$4,083,843

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,263,266	$1,560,366	$596,442	$409,171	$530,007	$127,991		$5,529,957
Accumulated earnings gain (loss)	2,589,665	669,592	(46,932)	169,919	518,417	8		(1,446,114)
Total Net Assets	$4,852,931	$2,229,958	$549,510	$579,090	$1,048,424	$127,999		$4,083,843

CAPITAL SHARES OUTSTANDING:
Class A	180,249	12,907	16,916	21,441	8,964	114,668		249,856
Class B	51	6	13	14	1	12		270
Class C	1,992	2,260	398	445	99	2,580		40,031
Class E	954	N/A	N/A	360	N/A	10,482		1,248
Class I	48,866	51,080	25,102	18,023	7,820	N/A		249,987
Class R	9	358	30	23	16	N/A		6,755
Class R6	3,979	12,632	10,995	1,552	324	250		9,026
Class Y	1,244	1,425	61	144	35	N/A		15,531

NET ASSET VALUE PER SHARE:
Class A	$19.79	$26.95	$10.27	$13.78	$60.01	$1.00		$7.13
Class B	$15.16	$21.63	$10.26	$13.78	$47.02	$1.00		$7.13
Class C	$16.02	$22.82	$10.27	$13.78	$48.21	$1.00		$7.13
Class E	$19.68	N/A	N/A	$13.79	N/A	$1.00		$7.13
Class I	$22.83	$27.93	$10.27	$13.79	$61.71	N/A		$7.13
Class R	$19.54	$26.59	$10.25	$13.79	$58.97	N/A		$7.13
Class R6	$22.91	$28.10	$10.27	$13.80	$62.19	$1.00		$7.13
Class Y	$22.00	$27.50	$10.27	$13.78	$60.35	N/A		$7.13

+COST
Investments in unaffiliated securities at cost	$2,794,056	$1,484,846	$538,200	$435,701	$603,417	$127,477		$4,013,745
Investments in affiliated securities at cost	—	—	—	—	—	—		303,292
Cash denominated in foreign currencies at cost	—	1	115	462	163	—		1,557
^Securities loaned at value	—	—	10,241	12,455	16,514	—		43,577

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Core Equity Fund to Delaware Ivy Core Equity Fund.
(2)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Emerging Markets Equity Fund to Delaware Ivy Emerging Markets Equity Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Bond Fund to Delaware Ivy Global Bond Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Equity Income Fund to Delaware Ivy Global Equity Income Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Growth Fund to Delaware Ivy Global Growth Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Government Money Market Fund to Delaware Ivy Government Money Market Fund.
(8)	Effective July 1, 2021, the Fund’s name changed from Ivy High Income Fund to Delaware Ivy High Income Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	105

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Delaware Ivy International Core Equity Fund(1)	Delaware Ivy Large Cap Growth Fund(2)	Delaware Ivy Limited- Term Bond Fund(3)		Delaware Ivy Managed International Opportunities Fund(4)		Delaware Ivy Mid Cap Growth Fund(5)	Delaware Ivy Mid Cap Income Opportunities Fund(6)	Delaware Ivy Municipal Bond Fund(7)
ASSETS
Investments in unaffiliated securities at value+^	$2,354,857	$6,096,222	$1,157,579		$8,512		$8,137,859	$1,761,858	$732,297
Investments in affiliated securities at value+	—	—	—		161,014		—	—	—
Investments at Value	2,354,857	6,096,222	1,157,579		169,526		8,137,859	1,761,858	732,297
Cash	15	—	37		—		—	—	—
Cash denominated in foreign currencies at value+	15,321	—	—		—		—	—	—
Investment securities sold receivable	14,056	—	—		491		712	—	28,794
Dividends and interest receivable	17,649	2,830	6,539		—	*	913	1,657	8,205
Capital shares sold receivable	694	2,267	2,035		48		11,046	3,045	318
Receivable from affiliates	2,361	1,902	4		22		3,430	1,523	184
Receivable from securities lending income – net	19	—	—	*	—		6	—	—
Prepaid and other assets	73	135	77		45		170	135	84
Total Assets	2,405,045	6,103,356	1,166,271		170,132		8,154,136	1,768,218	769,882

LIABILITIES
Cash collateral on securities loaned at value	42,167	—	—		—		8,764	—	—
Investment securities purchased payable	21,461	—	9,988		—		6,922	—	22,130
Capital shares redeemed payable	7,616	8,043	2,684		601		9,851	1,351	1,132
Distributions payable	—	—	95		—		—	—	113
Independent Trustees and Chief Compliance Officer fees payable	209	480	72		12		414	13	156
Overdraft due to custodian	—	—	—		—		—	—	12,971
Distribution and service fees payable	6	23	3		—	*	26	2	3
Shareholder servicing payable	387	765	153		14		1,077	254	79
Investment management fee payable	53	100	15		—	*	172	41	10
Accounting services fee payable	23	23	23		4		23	22	18
Written options at value+	—	—	—		—		3,038	—	—
Other liabilities	2,198	3,896	556		35		22,290	1,319	415
Total Liabilities	74,120	13,330	13,589		666		52,577	3,002	37,027
Commitments and Contingencies (See Note 2 and Note 13)
Total Net Assets	$2,330,925	$6,090,026	$1,152,682		$169,466		$8,101,559	$1,765,216	$732,855

NET ASSETS
Capital paid in (shares authorized – unlimited)	$2,036,258	$2,044,933	$1,148,270		$122,327		$3,531,020	$1,323,470	$675,307
Accumulated earnings gain	294,667	4,045,093	4,412		47,139		4,570,539	441,746	57,548
Total Net Assets	$2,330,925	$6,090,026	$1,152,682		$169,466		$8,101,559	$1,765,216	$732,855

CAPITAL SHARES OUTSTANDING:
Class A	18,137	89,163	36,684		4,891		63,104	10,423	36,103
Class B	14	41	5		1		48	N/A	1
Class C	3,244	2,812	1,686		110		5,091	1,474	534
Class E	380	1,020	675		N/A		547	N/A	N/A
Class I	62,885	76,332	50,923		8,203		86,855	72,760	25,052
Class R	2,626	417	43		6		2,336	64	N/A
Class R6	20,889	4,682	14,260		8		20,356	6,187	129
Class Y	4,068	942	233		12		8,744	1,536	—

NET ASSET VALUE PER SHARE:
Class A	$20.67	$33.69	$11.03		$12.75		$40.82	$19.07	$11.85
Class B	$17.93	$22.46	$11.03		$12.36		$29.37	N/A	$11.85
Class C	$18.01	$25.33	$11.03		$12.40		$32.34	$18.97	$11.85
Class E	$20.85	$33.51	$11.03		N/A		$39.47	N/A	N/A
Class I	$20.88	$36.19	$11.03		$12.85		$45.33	$19.10	$11.85
Class R	$20.62	$31.59	$11.03		$12.68		$39.11	$19.03	N/A
Class R6	$20.94	$36.46	$11.03		$12.86		$45.78	$19.10	$11.85
Class Y	$20.84	$34.85	$11.03		$12.76		$43.17	$19.07	$11.85

+COST
Investments in unaffiliated securities at cost	$1,956,316	$2,532,302	$1,144,854		$8,512		$4,410,255	$1,361,026	$682,120
Investments in affiliated securities at cost	—	—	—		109,227		—	—	—
Cash denominated in foreign currencies at cost	16,099	—	—		—		—	—	—
Written options premiums received at cost	—	—	—		—		2,728	—	—
^Securities loaned at value	87,920	—	—		—		11,793	—	—

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy International Core Equity Fund to Delaware Ivy International Core Equity Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Large Cap Growth Fund to Delaware Ivy Large Cap Growth Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Limited-Term Bond Fund to Delaware Ivy Limited-Term Bond Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Managed International Opportunities Fund to Delaware Ivy Managed International Opportunities Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Growth Fund to Delaware Ivy Mid Cap Growth Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Income Opportunities Fund to Delaware Ivy Mid Cap Income Opportunities Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal Bond Fund to Delaware Ivy Municipal Bond Fund.

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Delaware Ivy Municipal High Income Fund(1)	Delaware Ivy Pzena International Value Fund(2)		Delaware Ivy Securian Core Bond Fund(3)		Delaware Ivy Small Cap Core Fund(4)	Delaware Ivy Small Cap Growth Fund(5)	Delaware Ivy Value Fund(6)
ASSETS
Investments in unaffiliated securities at value+^	$966,478	$239,884		$1,115,523		$729,364	$2,917,861	$1,455,245
Investments in affiliated securities at value+	—	—		—		—	55,400	—
Investments at Value	966,478	239,884		1,115,523		729,364	2,973,261	1,455,245
Cash	—	—		1,695		—	—	—
Cash denominated in foreign currencies at value+	—	1,485		—		—	—	—
Investment securities sold receivable	4,693	—		13,978		8,539	7,808	1,427
Dividends and interest receivable	10,886	2,134		5,704		257	456	1,973
Capital shares sold receivable	679	1,071		3,178		1,437	1,438	1,386
Receivable from affiliates	219	—		1,273		481	822	1
Receivable from securities lending income – net	—	2		—	*	2	1	12
Variation margin receivable	—	—		118		—	—	—
Prepaid and other assets	66	51		58		50	90	60
Total Assets	983,021	244,627		1,141,527		740,130	2,983,876	1,460,104

LIABILITIES
Cash collateral on securities loaned at value	—	11,621		10		6,398	2,866	13,706
Investment securities purchased payable	5,743	—		31,083		5,541	17,302	469
Capital shares redeemed payable	1,434	566		3,367		2,644	4,044	2,477
Distributions payable	322	—		214		—	—	—
Independent Trustees and Chief Compliance Officer fees payable	156	65		61		31	287	133
Overdraft due to custodian	5,256	—	*	—		—	—	—
Distribution and service fees payable	5	—	*	2		2	12	3
Shareholder servicing payable	105	44		162		137	426	228
Investment management fee payable	14	5		15		17	67	27
Accounting services fee payable	20	8		23		16	23	23
Variation margin payable	—	—		47		—	—	—
Written options at value+	—	—		—		—	—	477
Other liabilities	559	1,834		545		588	2,438	917
Total Liabilities	13,614	14,143		35,529		15,374	27,465	18,460
Commitments and Contingencies (See Note 2 and Note 13)
Total Net Assets	$969,407	$230,484		$1,105,998		$724,756	$2,956,411	$1,441,644

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,005,391	$205,068		$1,076,393		$477,236	$1,412,557	$970,958
Accumulated earnings gain (loss)	(35,984)	25,416		29,605		247,520	1,543,854	470,686
Total Net Assets	$969,407	$230,484		$1,105,998		$724,756	$2,956,411	$1,441,644

CAPITAL SHARES OUTSTANDING:
Class A	122,778	3,453		19,160		7,516	56,187	13,836
Class B	18	1		10		7	32	8
Class C	4,685	45		808		1,049	3,117	261
Class E	N/A	N/A		426		N/A	662	N/A
Class I	61,447	4,990		63,832		17,525	35,964	32,724
Class R	N/A	—		86		1,092	3,031	—
Class R6	251	3,558		15,948		2,905	7,329	4,857
Class Y	872	58		647		359	4,339	4

NET ASSET VALUE PER SHARE:
Class A	$5.10	$18.64		$10.96		$22.36	$22.70	$27.79
Class B	$5.10	$15.71		$10.96		$17.08	$13.81	$25.14
Class C	$5.10	$17.18		$10.96		$18.63	$16.20	$26.49
Class E	N/A	N/A		$10.96		N/A	$22.39	N/A
Class I	$5.10	$19.18		$10.96		$24.66	$32.72	$27.93
Class R	N/A	$18.57		$10.96		$22.10	$21.87	$27.75
Class R6	$5.10	$19.25		$10.96		$24.86	$32.97	$28.02
Class Y	$5.10	$18.96		$10.96		$23.66	$30.03	$27.74

+COST
Investments in unaffiliated securities at cost	$955,172	$210,756		$1,086,877		$583,821	$1,996,584	$1,108,586
Investments in affiliated securities at cost	—	—		—		—	64,058	—
Cash denominated in foreign currencies at cost	—	1,494		—		—	—	—
Written options premiums received at cost	—	—		—		—	—	442
^Securities loaned at value	—	10,795		10		6,261	2,807	13,426

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal High Income Fund to Delaware Ivy Municipal High Income Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Pzena International Value Fund to Delaware Ivy Pzena International Value Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Core Bond Fund to Delaware Ivy Securian Core Bond Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Core Fund to Delaware Ivy Small Cap Core Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Growth Fund to Delaware Ivy Small Cap Growth Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Value Fund to Delaware Ivy Value Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	107

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands)	Delaware Ivy Core Equity Fund(1)	Delaware Ivy Emerging Markets Equity Fund(2)(3)	Delaware Ivy Global Bond Fund(4)	Delaware Ivy Global Equity Income Fund(5)	Delaware Ivy Global Growth Fund(6)	Delaware Ivy Government Money Market Fund(7)		Delaware Ivy High Income Fund(8)
INVESTMENT INCOME
Dividends from unaffiliated securities	$26,938	$28,185	$19	$11,145	$7,391	$—		$2,239
Foreign dividend withholding tax	(116)	(2,380)	—	(892)	(422)	—		—
Interest and amortization from unaffiliated securities	7	5	9,057	1	2	66		131,126
Interest and amortization from affiliated securities	—	—	—	—	—	—		1,153
Foreign interest withholding tax	—	—	(25)	—	—	—		—
Securities lending income – net	— *	149	69	75	19	—		146
Total Investment Income	26,829	25,959	9,120	10,329	6,990	66		134,664

EXPENSES
Investment management fee	15,193	10,519	1,610	2,158	4,650	299		11,247
Distribution and service fees:
Class A	4,553	473	222	389	671	—		2,282
Class B	8	1	1	3	1	1		23
Class C	171	280	20	34	26	15		1,532
Class E	24	N/A	N/A	7	N/A	—		12
Class R	1	27	1	1	2	N/A		122
Class Y	35	51	1	3	4	N/A		160
Shareholder servicing:
Class A	1,501	336	171	293	353	133		1,072
Class B	7	1	1	2	1	—	*	8
Class C	32	43	4	8	7	2		148
Class E	23	N/A	N/A	11	N/A	10		17
Class I	927	1,256	213	219	417	N/A		1,451
Class R	1	14	— *	— *	1	N/A		62
Class R6	5	18	4	1	1	—	*	N/A
Class Y	21	31	1	2	3	N/A		103
Registration fees	70	87	57	57	55	48		95
Custodian fees	28	371	4	26	23	2		60
Independent Trustees and Chief Compliance Officer fees	220	68	26	31	48	6		157
Accounting services fee	138	136	76	88	136	35		138
Professional fees	15	20	24	14	17	7		211
Third-party valuation service fees	—	5	—	2	2	—		—
Commitment and interest expense for borrowing	—	—	—	—	—	—		178
Other	73	56	24	23	27	16		87
Total Expenses	23,046	13,793	2,460	3,372	6,445	574		19,165
Less:
Expenses in excess of limit	(45)	(749)	(345)	(45)	(33)	(520)		(65)
Total Net Expenses	23,001	13,044	2,115	3,327	6,412	54		19,100
Net Investment Income	3,828	12,915	7,005	7,002	578	12		115,564

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	270,044	62,994	1,747	10,787	13,878	8		(5,812)
Futures contracts	—	—	—	—	—	—		(531)
Forward foreign currency contracts	—	—	—	—	—	—		907
Foreign currency exchange transactions	—	(719)	—	(25)	(33)	—		386
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	186,451	(167,506)	(1,716)	(2,379)	50,788	—		21,493
Investments in affiliated securities	—	—	—	—	—	—		2,919
Futures contracts	—	—	—	—	—	—		218
Forward foreign currency contracts	—	—	—	—	—	—		(653)
Foreign currency exchange transactions	—	83	(3)	23	(5)	—		(403)
Net Realized and Unrealized Gain (Loss)	456,495	(105,148)	28	8,406	64,628	8		18,524
Net Increase (Decrease) in Net Assets Resulting from Operations	$460,323	$(92,233)	$7,033	$15,408	$65,206	$20		$134,088

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Core Equity Fund to Delaware Ivy Core Equity Fund.
(2)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Emerging Markets Equity Fund to Delaware Ivy Emerging Markets Equity Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Bond Fund to Delaware Ivy Global Bond Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Equity Income Fund to Delaware Ivy Global Equity Income Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Growth Fund to Delaware Ivy Global Growth Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Government Money Market Fund to Delaware Ivy Government Money Market Fund.
(8)	Effective July 1, 2021, the Fund’s name changed from Ivy High Income Fund to Delaware Ivy High Income Fund.

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2021

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands)	Delaware Ivy International Core Equity Fund(1)	Delaware Ivy Large Cap Growth Fund(2)	Delaware Ivy Limited- Term Bond Fund(3)	Delaware Ivy Managed International Opportunities Fund(4)		Delaware Ivy Mid Cap Growth Fund(5)	Delaware Ivy Mid Cap Income Opportunities Fund(6)	Delaware Ivy Municipal Bond Fund(7)
INVESTMENT INCOME
Dividends from unaffiliated securities	$37,337	$18,080	$—	$—		$13,414	$18,876	$140
Dividends from affiliated securities	—	—	—	363		—	—	—
Foreign dividend withholding tax	(3,536)	(78)	—	—		—	—	—
Interest and amortization from unaffiliated securities	15	7	11,042	—	*	15	7	9,934
Securities lending income – net	275	— *	4	—		8	—	—
Total Investment Income	34,091	18,009	11,046	363		13,437	18,883	10,074

EXPENSES
Investment management fee	10,564	18,427	2,710	45		31,174	7,462	1,957
Distribution and service fees:
Class A	496	3,799	520	82		3,265	250	553
Class B	2	11	1	—	*	13	N/A	—	*
Class C	326	369	109	7		862	136	36
Class E	10	43	9	N/A		27	N/A	N/A
Class R	143	36	1	1		230	3	N/A
Class Y	114	42	4	—	*	476	53	—	*
Shareholder servicing:
Class A	374	1,221	233	24		1,237	126	136
Class B	2	5	1	—	*	7	N/A	—	*
Class C	51	60	13	1		108	19	5
Class E	18	36	8	N/A		30	N/A	N/A
Class I	1,143	2,190	469	7		3,115	1,083	240
Class R	72	18	1	—	*	116	2	N/A
Class R6	24	9	7	N/A		44	6	—	*
Class Y	92	26	2	—	*	291	33	—	*
Registration fees	69	86	74	50		133	100	51
Custodian fees	138	36	9	1		97	10	4
Independent Trustees and Chief Compliance Officer fees	85	201	36	6		240	44	36
Accounting services fee	138	138	137	22		138	134	107
Professional fees	18	18	12	8		17	12	13
Third-party valuation service fees	6	—	—	—		—	—	—
Other	64	83	30	15		112	26	24
Total Expenses	13,949	26,854	4,386	269		41,732	9,499	3,162
Less:
Expenses in excess of limit	(2,347)	(1,902)	(3)	(22)		(3,429)	(1,524)	(184)
Total Net Expenses	11,602	24,952	4,383	247		38,303	7,975	2,978
Net Investment Income (Loss)	22,489	(6,943)	6,663	116		(24,866)	10,908	7,096

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	232,951	268,104	3,469	—		430,036	34,244	2,098
Investments in affiliated securities	—	—	—	4,420		—	—	—
Written options	—	—	—	—		3,853	—	—
Foreign currency exchange transactions	(971)	—	—	—		—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(137,036)	562,699	(4,988)	—		270,365	22,159	(4,217)
Investments in affiliated securities	—	—	—	(841)		—	—	—
Written options	—	—	—	—		(310)	—	—
Foreign currency exchange transactions	279	—	—	—		—	—	—
Net Realized and Unrealized Gain (Loss)	95,223	830,803	(1,519)	3,579		703,944	56,403	(2,119)
Net Increase in Net Assets Resulting from Operations	$117,712	$823,860	$5,144	$3,695		$679,078	$67,311	$4,977

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy International Core Equity Fund to Delaware Ivy International Core Equity Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Large Cap Growth Fund to Delaware Ivy Large Cap Growth Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Limited-Term Bond Fund to Delaware Ivy Limited-Term Bond Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Managed International Opportunities Fund to Delaware Ivy Managed International Opportunities Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Growth Fund to Delaware Ivy Mid Cap Growth Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Income Opportunities Fund to Delaware Ivy Mid Cap Income Opportunities Fund.
(7)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal Bond Fund to Delaware Ivy Municipal Bond Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	109

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

(In thousands)	Delaware Ivy Municipal High Income Fund(1)		Delaware Ivy Pzena International Value Fund(2)	Delaware Ivy Securian Core Bond Fund(3)		Delaware Ivy Small Cap Core Fund(4)	Delaware Ivy Small Cap Growth Fund(5)	Delaware Ivy Value Fund(6)
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$4,869	$175		$3,253	$3,982	$16,563
Foreign dividend withholding tax	—		(485)	—		—	—	(63)
Interest and amortization from unaffiliated securities	19,135		1	14,674		2	12	5
Securities lending income – net	—		39	6		16	29	124
Total Investment Income	19,135		4,424	14,855		3,271	4,023	16,629

EXPENSES
Investment management fee	2,541		1,361	2,967		3,251	12,815	4,891
Distribution and service fees:
Class A	802		85	269		223	1,672	488
Class B	1		— *	1		1	5	2
Class C	133		4	49		106	275	37
Class E	N/A		N/A	6		N/A	19	N/A
Class R	N/A		— *	2		63	177	—	*
Class Y	6		1	9		12	172	—	*
Shareholder servicing:
Class A	178		89	179		173	781	283
Class B	1		1	1		1	5	2
Class C	15		1	10		18	50	9
Class E	N/A		N/A	9		N/A	25	N/A
Class I	252		95	608		373	993	729
Class R	N/A		— *	1		32	90	—	*
Class R6	—	*	4	9		4	13	7
Class Y	4		1	6		7	105	—	*
Registration fees	49		50	71		60	78	62
Custodian fees	5		16	13		13	18	8
Independent Trustees and Chief Compliance Officer fees	42		13	36		22	108	50
Accounting services fee	116		50	138		106	137	136
Professional fees	26		17	25		15	18	11
Third-party valuation service fees	—		5	—	*	—	—	—
Commitment and interest expense for borrowing	41		—	—		—	—	—
Other	26		16	32		26	53	32
Total Expenses	4,238		1,809	4,441		4,506	17,609	6,747
Less:
Expenses in excess of limit	(218)		(286)	(1,273)		(480)	(819)	27
Total Net Expenses	4,020		1,523	3,168		4,026	16,790	6,774
Net Investment Income (Loss)	15,115		2,901	11,687		(755)	(12,767)	9,855

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	8,017		7,777	7,037		58,610	254,031	150,208
Investments in affiliated securities	—		—	—		—	255	—
Futures contracts	—		—	1,547		—	—	—
Written options	—		—	—		—	—	1,408
Swap agreements	—		—	—		—	(13,023)	—
Foreign currency exchange transactions	—		(42)	—		—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,394		(8,572)	11,131		(58,355)	(157,474)	(62,747)
Investments in affiliated securities	—		—	—		—	(20,963)	—
Futures contracts	—		—	499		—	—	—
Written options	—		—	—		—	—	(810)
Swap agreements	—		—	—		—	13,102	—
Foreign currency exchange transactions	—		(8)	—		—	—	—
Net Realized and Unrealized Gain (Loss)	12,411		(845)	20,214		255	75,928	88,059
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,526		$2,056	$31,901		$(500)	$63,161	$97,914

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal High Income Fund to Delaware Ivy Municipal High Income Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Pzena International Value Fund to Delaware Ivy Pzena International Value Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Core Bond Fund to Delaware Ivy Securian Core Bond Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Core Fund to Delaware Ivy Small Cap Core Fund.
(5)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Growth Fund to Delaware Ivy Small Cap Growth Fund.
(6)	Effective July 1, 2021, the Fund’s name changed from Ivy Value Fund to Delaware Ivy Value Fund.

See Accompanying Notes to Financial Statements.

110	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Core Equity Fund(1)		Delaware Ivy Emerging Markets Equity Fund(2)(3)		Delaware Ivy Global Bond Fund(4)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,828	$17,024	$12,915	$5,043	$7,005	$15,013
Net realized gain (loss) on investments	270,044	311,659	62,275	191,625	1,747	(15,878)
Net change in unrealized appreciation (depreciation)	186,451	1,527,081	(167,423)	798,611	(1,719)	56,337
Net Increase (Decrease) in Net Assets Resulting from Operations	460,323	1,855,764	(92,233)	995,279	7,033	55,472

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	—	(81,922)	—	(2,691)	(2,262)	(4,774)
Class B	—	(99)	—	(2)	(2)	(8)
Class C	—	(1,087)	—	(240)	(36)	(111)
Class E	—	(421)	—	—	N/A	N/A
Class I	—	(25,154)	—	(13,665)	(3,468)	(6,461)
Class R	—	(12)	—	(60)	(3)	(9)
Class R6	—	(2,253)	—	(3,385)	(1,141)	(1,350)
Class T	N/A	N/A	—	—	N/A	N/A
Class Y	—	(652)	—	(350)	(10)	(24)
Total Distributions to Shareholders	—	(111,600)	—	(20,393)	(6,922)	(12,737)
Capital Share Transactions	(289,512)	(439,273)	(64,305)	72,660	63,753	36,481
Net Increase (Decrease) in Net Assets	170,811	1,304,891	(156,538)	1,047,546	63,864	79,216
Net Assets, Beginning of Period	4,682,120	3,377,229	2,386,496	1,338,950	485,646	406,430
Net Assets, End of Period	$4,852,931	$4,682,120	$2,229,958	$2,386,496	$549,510	$485,646

(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Core Equity Fund to Delaware Ivy Core Equity Fund.
(2)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Emerging Markets Equity Fund to Delaware Ivy Emerging Markets Equity Fund.
(4)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Bond Fund to Delaware Ivy Global Bond Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	111

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Global Equity Income Fund(1)		Delaware Ivy Global Growth Fund(2)		Delaware Ivy Government Money Market Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,002	$13,553	$578	$433	$12	$84
Net realized gain on investments	10,762	27,435	13,845	105,721	8	— *
Net change in unrealized appreciation (depreciation)	(2,356)	185,564	50,783	306,576	—	—
Net Increase in Net Assets Resulting from Operations	15,408	226,552	65,206	412,730	20	84

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(5,678)	(9,618)	—	(25,825)	(11)	(80)
Class B	(5)	(55)	—	(27)	— *	— *
Class C	(100)	(230)	—	(385)	— *	(1)
Class E	(99)	(163)	—	—	(1)	(6)
Class I	(5,201)	(9,342)	—	(23,567)	N/A	N/A
Class R	(5)	(12)	—	(47)	N/A	N/A
Class R6	(477)	(836)	—	(952)	— *	(2)
Class Y	(38)	(101)	—	(154)	N/A	N/A
Total Distributions to Shareholders	(11,603)	(20,357)	—	(50,957)	(12)	(89)
Capital Share Transactions	(42,514)	(128,990)	(70,002)	(47,241)	(70,713)	4,070
Net Increase (Decrease) in Net Assets	(38,709)	77,205	(4,796)	314,532	(70,705)	4,065
Net Assets, Beginning of Period	617,799	540,594	1,053,220	738,688	198,704	194,639
Net Assets, End of Period	$579,090	$617,799	$1,048,424	$1,053,220	$127,999	$198,704

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Equity Income Fund to Delaware Ivy Global Equity Income Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Global Growth Fund to Delaware Ivy Global Growth Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Government Money Market Fund to Delaware Ivy Government Money Market Fund.

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy High Income Fund(1)		Delaware Ivy International Core Equity Fund(2)		Delaware Ivy Large Cap Growth Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$115,564	$247,805	$22,489	$43,618	$(6,943)	$(4,936)
Net realized gain (loss) on investments	(5,050)	(141,604)	231,980	29,773	268,104	478,902
Net change in unrealized appreciation (depreciation)	23,574	873,741	(136,757)	1,057,682	562,699	1,604,172
Net Increase in Net Assets Resulting from Operations	134,088	979,942	117,712	1,131,073	823,860	2,078,138

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(49,744)	(107,719)	—	(3,688)	—	(170,543)
Class B	(108)	(810)	—	(3)	—	(457)
Class C	(7,264)	(24,612)	—	(448)	—	(7,120)
Class E	(246)	(549)	—	(72)	—	(1,860)
Class I	(51,866)	(110,939)	—	(20,933)	—	(155,259)
Class R	(1,238)	(2,987)	—	(403)	—	(929)
Class R6	(1,981)	(4,483)	—	(7,957)	—	(9,887)
Class T	—	(4)	—	—	N/A	N/A
Class Y	(3,503)	(8,943)	—	(1,020)	—	(2,094)
Total Distributions to Shareholders	(115,950)	(261,046)	—	(34,524)	—	(348,149)
Capital Share Transactions	(209,095)	(112,251)	(300,601)	(1,314,858)	(312,884)	(145,759)
Net Increase (Decrease) in Net Assets	(190,957)	606,645	(182,889)	(218,309)	510,976	1,584,230
Net Assets, Beginning of Period	4,274,800	3,668,155	2,513,814	2,732,123	5,579,050	3,994,820
Net Assets, End of Period	$4,083,843	$4,274,800	$2,330,925	$2,513,814	$6,090,026	$5,579,050

(1)	Effective July 1, 2021, the Fund’s name changed from Ivy High Income Fund to Delaware Ivy High Income Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy International Core Equity Fund to Delaware Ivy International Core Equity Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Large Cap Growth Fund to Delaware Ivy Large Cap Growth Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	113

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Limited-Term Bond Fund(1)		Delaware Ivy Managed International Opportunities Fund(2)		Delaware Ivy Mid Cap Growth Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,663	$17,476	$116	$1,667	$(24,866)	$(31,316)
Net realized gain (loss) on investments	3,469	9,188	4,420	(3,317)	433,889	768,621
Net change in unrealized appreciation (depreciation)	(4,988)	8,409	(841)	80,508	270,055	2,651,618
Net Increase in Net Assets Resulting from Operations	5,144	35,073	3,695	78,858	679,078	3,388,923

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(2,111)	(5,604)	—	(487)	—	(220,293)
Class B	— *	(4)	—	— *	—	(682)
Class C	(28)	(215)	—	(5)	—	(23,823)
Class E	(37)	(94)	—	—	—	(1,820)
Class I	(3,547)	(9,561)	—	(1,170)	—	(293,204)
Class R	(1)	(6)	—	(3)	—	(7,927)
Class R6	(919)	(1,954)	—	(4)	—	(50,666)
Class Y	(14)	(60)	—	(1)	—	(32,124)
Total Distributions to Shareholders	(6,657)	(17,498)	—	(1,670)	—	(630,539)
Capital Share Transactions	(20,032)	32,056	(12,655)	(36,774)	(19,806)	718,179
Net Increase (Decrease) in Net Assets	(21,545)	49,631	(8,960)	40,414	659,272	3,476,563
Net Assets, Beginning of Period	1,174,227	1,124,596	178,426	138,012	7,442,287	3,965,724
Net Assets, End of Period	$1,152,682	$1,174,227	$169,466	$178,426	$8,101,559	$7,442,287

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Limited-Term Bond Fund to Delaware Ivy Limited-Term Bond Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Managed International Opportunities Fund to Delaware Ivy Managed International Opportunities Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Growth Fund to Delaware Ivy Mid Cap Growth Fund.

See Accompanying Notes to Financial Statements.

114	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Mid Cap Income Opportunities Fund(1)		Delaware Ivy Municipal Bond Fund(2)		Delaware Ivy Municipal High Income Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,908	$17,504	$7,096	$16,993	$15,115	$35,547
Net realized gain (loss) on investments	34,244	18,853	2,098	12,890	8,017	(26,979)
Net change in unrealized appreciation (depreciation)	22,159	473,596	(4,217)	871	4,394	61,272
Net Increase in Net Assets Resulting from Operations	67,311	509,953	4,977	30,754	27,526	69,840

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(782)	(1,930)	(3,946)	(9,944)	(10,469)	(21,388)
Class B	N/A	N/A	— *	(5)	(3)	(40)
Class C	(6)	(140)	(32)	(174)	(344)	(1,633)
Class E	—	(12)	N/A	N/A	N/A	N/A
Class I	(8,180)	(13,645)	(2,937)	(6,867)	(5,608)	(12,085)
Class R	(2)	(25)	N/A	N/A	N/A	N/A
Class R6	(688)	(1,307)	(13)	(24)	(20)	(43)
Class Y	(139)	(368)	(1)	(10)	(74)	(174)
Total Distributions to Shareholders	(9,797)	(17,427)	(6,929)	(17,024)	(16,518)	(35,363)
Capital Share Transactions	140,129	465,094	(22,287)	(20,600)	(26,677)	(103,740)
Net Increase (Decrease) in Net Assets	197,643	957,620	(24,239)	(6,870)	(15,669)	(69,263)
Net Assets, Beginning of Period	1,567,573	609,953	757,094	763,964	985,076	1,054,339
Net Assets, End of Period	$1,765,216	$1,567,573	$732,855	$757,094	$969,407	$985,076

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Income Opportunities Fund to Delaware Ivy Mid Cap Income Opportunities Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal Bond Fund to Delaware Ivy Municipal Bond Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal High Income Fund to Delaware Ivy Municipal High Income Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	115

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Pzena International Value Fund(1)		Delaware Ivy Securian Core Bond Fund(2)		Delaware Ivy Small Cap Core Fund(3)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,901	$3,202	$11,687	$25,427	$(755)	$(395)
Net realized gain (loss) on investments	7,735	(14,113)	8,584	21,740	58,610	64,015
Net change in unrealized appreciation (depreciation)	(8,580)	129,737	11,630	39,258	(58,355)	286,005
Net Increase (Decrease) in Net Assets Resulting from Operations	2,056	118,826	31,901	86,425	(500)	349,625

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	—	(661)	(1,985)	(9,272)	—	—
Class B	—	—	— *	(17)	—	—
Class C	—	(4)	(52)	(499)	—	—
Class E	—	—	(43)	(192)	—	—
Class I	—	(1,233)	(8,526)	(37,207)	—	—
Class R	—	(3)	(7)	(40)	—	—
Class R6	—	(1,326)	(2,116)	(8,070)	—	—
Class T	N/A	N/A	N/A	N/A	—	—
Class Y	—	(13)	(65)	(437)	—	—
Total Distributions to Shareholders	—	(3,240)	(12,794)	(55,734)	—	—
Capital Share Transactions	(21,423)	(71,225)	(112,397)	64,336	(34,319)	(110,339)
Net Increase (Decrease) in Net Assets	(19,367)	44,361	(93,290)	95,027	(34,819)	239,286
Net Assets, Beginning of Period	249,851	205,490	1,199,288	1,104,261	759,575	520,289
Net Assets, End of Period	$230,484	$249,851	$1,105,998	$1,199,288	$724,756	$759,575

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Pzena International Value Fund to Delaware Ivy Pzena International Value Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Core Bond Fund to Delaware Ivy Securian Core Bond Fund.
(3)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Core Fund to Delaware Ivy Small Cap Core Fund.

See Accompanying Notes to Financial Statements.

116	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Delaware Ivy Small Cap Growth Fund(1)		Delaware Ivy Value Fund(2)
(In thousands)	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21	Six months ended 9-30-21 (Unaudited)	Year ended 3-31-21
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(12,767)	$(20,503)	$9,855	$18,023
Net realized gain (loss) on investments	241,263	675,829	151,616	(22,790)
Net change in unrealized appreciation (depreciation)	(165,335)	874,374	(63,557)	546,332
Net Increase in Net Assets Resulting from Operations	63,161	1,529,700	97,914	541,565

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	—	(108,060)	(3,805)	(10,264)
Class B	—	(341)	(2)	(19)
Class C	—	(8,294)	(38)	(213)
Class E	—	(1,201)	—	(1)
Class I	—	(74,138)	(9,450)	(27,111)
Class R	—	(5,930)	— *	(10)
Class R6	—	(14,980)	(1,619)	(4,904)
Class T	—	—	N/A	N/A
Class Y	—	(8,794)	(1)	(4)
Total Distributions to Shareholders	—	(221,738)	(14,915)	(42,526)
Capital Share Transactions	(171,862)	(165,687)	16,555	(51,466)
Net Increase (Decrease) in Net Assets	(108,701)	1,142,275	99,554	447,573
Net Assets, Beginning of Period	3,065,112	1,922,837	1,342,090	894,517
Net Assets, End of Period	$2,956,411	$3,065,112	$1,441,644	$1,342,090

*	Not shown due to rounding.
(1)	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Growth Fund to Delaware Ivy Small Cap Growth Fund.
(2)	Effective July 1, 2021, the Fund’s name changed from Ivy Value Fund to Delaware Ivy Value Fund.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY CORE EQUITY FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$18.01	$0.01	$1.77	$1.78	$—	$—	$—
Year ended 3-31-2021	11.73	0.06	6.65	6.71	(0.04)	(0.39)	(0.43)
Year ended 3-31-2020	13.47	0.06	(0.29)	(0.23)	(0.09)	(1.42)	(1.51)
Year ended 3-31-2019	14.78	0.09	0.60	0.69	(0.09)	(1.91)	(2.00)
Year ended 3-31-2018	13.55	0.05	2.11	2.16	(0.03)	(0.90)	(0.93)
Year ended 3-31-2017	12.73	0.03	1.28	1.31	(0.05)	(0.44)	(0.49)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	13.88	(0.08)	1.36	1.28	—	—	—
Year ended 3-31-2021	9.16	(0.08)	5.17	5.09	—	(0.37)	(0.37)
Year ended 3-31-2020	10.81	(0.08)	(0.18)	(0.26)	— *	(1.39)	(1.39)
Year ended 3-31-2019	12.21	(0.06)	0.48	0.42	—	(1.82)	(1.82)
Year ended 3-31-2018	11.42	(0.09)	1.77	1.68	—	(0.89)	(0.89)
Year ended 3-31-2017	10.85	(0.09)	1.10	1.01	—	(0.44)	(0.44)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	14.65	(0.06)	1.43	1.37	—	—	—
Year ended 3-31-2021	9.63	(0.06)	5.45	5.39	—	(0.37)	(0.37)
Year ended 3-31-2020	11.31	(0.05)	(0.22)	(0.27)	(0.01)	(1.40)	(1.41)
Year ended 3-31-2019	12.69	(0.03)	0.51	0.48	—	(1.86)	(1.86)
Year ended 3-31-2018	11.81	(0.06)	1.83	1.77	—	(0.89)	(0.89)
Year ended 3-31-2017	11.19	(0.07)	1.13	1.06	—	(0.44)	(0.44)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	17.92	0.01	1.75	1.76	—	—	—
Year ended 3-31-2021	11.67	0.06	6.62	6.68	(0.04)	(0.39)	(0.43)
Year ended 3-31-2020	13.40	0.06	(0.29)	(0.23)	(0.08)	(1.42)	(1.50)
Year ended 3-31-2019	14.71	0.08	0.59	0.67	(0.07)	(1.91)	(1.98)
Year ended 3-31-2018	13.50	0.04	2.10	2.14	(0.03)	(0.90)	(0.93)
Year ended 3-31-2017	12.67	0.03	1.28	1.31	(0.04)	(0.44)	(0.48)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	20.77	0.03	2.03	2.06	—	—	—
Year ended 3-31-2021	13.47	0.10	7.66	7.76	(0.07)	(0.39)	(0.46)
Year ended 3-31-2020	15.27	0.10	(0.37)	(0.27)	(0.11)	(1.42)	(1.53)
Year ended 3-31-2019	16.48	0.14	0.69	0.83	(0.13)	(1.91)	(2.04)
Year ended 3-31-2018	15.01	0.09	2.35	2.44	(0.07)	(0.90)	(0.97)
Year ended 3-31-2017	14.05	0.08	1.41	1.49	(0.09)	(0.44)	(0.53)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	17.82	(0.02)	1.74	1.72	—	—	—
Year ended 3-31-2021	11.62	(0.01)	6.59	6.58	— *	(0.38)	(0.38)
Year ended 3-31-2020	13.36	0.01	(0.30)	(0.29)	(0.03)	(1.42)	(1.45)
Year ended 3-31-2019	14.67	0.03	0.60	0.63	(0.03)	(1.91)	(1.94)
Year ended 3-31-2018	13.47	(0.01)	2.11	2.10	—	(0.90)	(0.90)
Year ended 3-31-2017	12.67	(0.02)	1.27	1.25	(0.01)	(0.44)	(0.45)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	20.82	0.05	2.04	2.09	—	—	—
Year ended 3-31-2021	13.50	0.12	7.68	7.80	(0.09)	(0.39)	(0.48)
Year ended 3-31-2020	15.30	0.13	(0.37)	(0.24)	(0.14)	(1.42)	(1.56)
Year ended 3-31-2019	16.51	0.16	0.69	0.85	(0.15)	(1.91)	(2.06)
Year ended 3-31-2018	15.03	0.10	2.36	2.46	(0.08)	(0.90)	(0.98)
Year ended 3-31-2017	14.07	0.08	1.43	1.51	(0.11)	(0.44)	(0.55)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	20.01	0.03	1.96	1.99	—	—	—
Year ended 3-31-2021	13.00	0.09	7.37	7.46	(0.06)	(0.39)	(0.45)
Year ended 3-31-2020	14.78	0.09	(0.34)	(0.25)	(0.11)	(1.42)	(1.53)
Year ended 3-31-2019	16.02	0.13	0.67	0.80	(0.13)	(1.91)	(2.04)
Year ended 3-31-2018	14.61	0.09	2.28	2.37	(0.06)	(0.90)	(0.96)
Year ended 3-31-2017	13.69	0.07	1.38	1.45	(0.09)	(0.44)	(0.53)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Core Equity Fund to Delaware Ivy Core Equity Fund.

118	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$19.79	9.88%	$3,567		0.96	%(5)	0.11	%(5)	—%		—%		13%
Year ended 3-31-2021	18.01	57.58	3,411		1.00		0.36		—		—		49
Year ended 3-31-2020	11.73	-3.57	2,409		1.03		0.42		—		—		66
Year ended 3-31-2019	13.47	5.56	2,895		1.02		0.64		—		—		97
Year ended 3-31-2018	14.78	16.31	3,149		1.04		0.33		1.04		0.33		51
Year ended 3-31-2017	13.55	10.42	269		1.15		0.20		1.21		0.14		90
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	15.16	9.22	1		2.08	(5)	-1.01	(5)	2.52	(5)	-1.45	(5)	13
Year ended 3-31-2021	13.88	55.92	3		2.08		-0.69		2.24		-0.85		49
Year ended 3-31-2020	9.16	-4.64	4		2.13		-0.67		2.18		-0.72		66
Year ended 3-31-2019	10.81	4.49	8		2.11		-0.47		—		—		97
Year ended 3-31-2018	12.21	15.11	11		2.11		-0.71		—		—		51
Year ended 3-31-2017	11.42	9.39	8		2.13		-0.79		—		—		90
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	16.02	9.35	32		1.82	(5)	-0.74	(5)	—		—		13
Year ended 3-31-2021	14.65	56.31	33		1.88		-0.51		—		—		49
Year ended 3-31-2020	9.63	-4.44	37		1.89		-0.44		—		—		66
Year ended 3-31-2019	11.31	4.74	52		1.85		-0.20		—		—		97
Year ended 3-31-2018	12.69	15.39	70		1.89		-0.50		—		—		51
Year ended 3-31-2017	11.81	9.60	116		1.92		-0.57		—		—		90
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	19.68	9.82	19		0.97	(5)	0.10	(5)	1.12	(5)	-0.05	(5)	13
Year ended 3-31-2021	17.92	57.64	17		0.99		0.36		1.14		0.21		49
Year ended 3-31-2020	11.67	-3.61	12		1.05		0.40		1.22		0.23		66
Year ended 3-31-2019	13.40	5.54	13		1.10		0.56		1.22		0.44		97
Year ended 3-31-2018	14.71	16.22	14		1.13		0.25		1.31		0.07		51
Year ended 3-31-2017	13.50	10.49	12		1.16		0.19		1.42		-0.07		90
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	22.83	9.92	1,116		0.79	(5)	0.29	(5)	—		—		13
Year ended 3-31-2021	20.77	57.92	1,101		0.81		0.55		—		—		49
Year ended 3-31-2020	13.47	-3.38	861		0.83		0.63		—		—		66
Year ended 3-31-2019	15.27	5.84	1,089		0.81		0.85		—		—		97
Year ended 3-31-2018	16.48	16.60	1,216		0.82		0.56		0.84		0.54		51
Year ended 3-31-2017	15.01	10.76	384		0.84		0.52		0.91		0.45		90
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	19.54	9.65	—	*	1.39	(5)	-0.26	(5)	—		—		13
Year ended 3-31-2021	17.82	56.93	1		1.40		-0.04		—		—		49
Year ended 3-31-2020	11.62	-3.93	—	*	1.42		0.04		—		—		66
Year ended 3-31-2019	13.36	5.16	1		1.40		0.22		—		—		97
Year ended 3-31-2018	14.67	15.91	2		1.46		-0.08		—		—		51
Year ended 3-31-2017	13.47	10.01	3		1.51		-0.15		—		—		90
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	22.91	10.04	91		0.64	(5)	0.44	(5)	—		—		13
Year ended 3-31-2021	20.82	58.14	90		0.66		0.68		—		—		49
Year ended 3-31-2020	13.50	-3.23	31		0.67		0.78		—		—		66
Year ended 3-31-2019	15.30	6.01	45		0.65		0.97		—		—		97
Year ended 3-31-2018	16.51	16.74	71		0.73		0.64		—		—		51
Year ended 3-31-2017	15.03	10.84	112		0.76		0.58		—		—		90
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	22.00	9.95	27		0.84	(5)	0.23	(5)	1.03	(5)	0.04	(5)	13
Year ended 3-31-2021	20.01	57.75	26		0.85		0.50		1.05		0.30		49
Year ended 3-31-2020	13.00	-3.37	23		0.84		0.60		1.08		0.36		66
Year ended 3-31-2019	14.78	5.81	45		0.84		0.80		1.05		0.59		97
Year ended 3-31-2018	16.02	16.61	50		0.84		0.55		1.10		0.29		51
Year ended 3-31-2017	14.61	10.75	64		0.84		0.49		1.15		0.18		90

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	119

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY EMERGING MARKETS EQUITY FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$28.07	$0.11	$(1.23)	$(1.12)	$—	$—	$—
Year ended 3-31-2021	15.61	(0.01)	12.68	12.67	(0.21)	—	(0.21)
Year ended 3-31-2020	19.15	0.12	(3.51)	(3.39)	(0.15)	—	(0.15)
Year ended 3-31-2019	21.60	0.12	(2.46)	(2.34)	(0.11)	—	(0.11)
Year ended 3-31-2018	16.95	0.01	4.64	4.65	— *	—	— *
Year ended 3-31-2017	13.59	(0.02)	3.38	3.36	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	22.66	(0.05)	(0.98)	(1.03)	—	—	—
Year ended 3-31-2021	12.66	(0.19)	10.24	10.05	(0.05)	—	(0.05)
Year ended 3-31-2020	15.61	(0.06)	(2.84)	(2.90)	(0.05)	—	(0.05)
Year ended 3-31-2019	17.68	(0.04)	(2.02)	(2.06)	(0.01)	—	(0.01)
Year ended 3-31-2018	14.01	(0.14)	3.81	3.67	—	—	—
Year ended 3-31-2017	11.34	(0.14)	2.81	2.67	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	23.86	0.01	(1.05)	(1.04)	—	—	—
Year ended 3-31-2021	13.31	(0.15)	10.79	10.64	(0.09)	—	(0.09)
Year ended 3-31-2020	16.39	(0.01)	(2.99)	(3.00)	(0.08)	—	(0.08)
Year ended 3-31-2019	18.54	(0.01)	(2.10)	(2.11)	(0.04)	—	(0.04)
Year ended 3-31-2018	14.65	(0.12)	4.01	3.89	—	—	—
Year ended 3-31-2017	11.84	(0.12)	2.93	2.81	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	29.05	0.17	(1.29)	(1.12)	—	—	—
Year ended 3-31-2021	16.13	0.09	13.12	13.21	(0.29)	—	(0.29)
Year ended 3-31-2020	19.77	0.21	(3.61)	(3.40)	(0.24)	—	(0.24)
Year ended 3-31-2019	22.30	0.21	(2.55)	(2.34)	(0.19)	—	(0.19)
Year ended 3-31-2018	17.47	0.09	4.80	4.89	(0.06)	—	(0.06)
Year ended 3-31-2017	13.96	0.03	3.48	3.51	—	—	—
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	27.75	0.06	(1.22)	(1.16)	—	—	—
Year ended 3-31-2021	15.44	(0.07)	12.53	12.46	(0.15)	—	(0.15)
Year ended 3-31-2020	18.95	0.07	(3.47)	(3.40)	(0.11)	—	(0.11)
Year ended 3-31-2019	21.40	0.06	(2.43)	(2.37)	(0.08)	—	(0.08)
Year ended 3-31-2018	16.83	(0.04)	4.61	4.57	—	—	—
Year ended 3-31-2017	13.53	(0.07)	3.37	3.30	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	29.21	0.18	(1.29)	(1.11)	—	—	—
Year ended 3-31-2021	16.22	0.10	13.19	13.29	(0.30)	—	(0.30)
Year ended 3-31-2020	19.88	0.21	(3.63)	(3.42)	(0.24)	—	(0.24)
Year ended 3-31-2019	22.42	0.20	(2.54)	(2.34)	(0.20)	—	(0.20)
Year ended 3-31-2018	17.56	0.12	4.80	4.92	(0.06)	—	(0.06)
Year ended 3-31-2017	14.01	0.06	3.49	3.55	—	—	—
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	28.65	0.12	(1.27)	(1.15)	—	—	—
Year ended 3-31-2021	15.92	0.01	12.94	12.95	(0.22)	—	(0.22)
Year ended 3-31-2020	19.53	0.14	(3.58)	(3.44)	(0.17)	—	(0.17)
Year ended 3-31-2019	22.02	0.13	(2.50)	(2.37)	(0.12)	—	(0.12)
Year ended 3-31-2018	17.27	0.02	4.74	4.76	(0.01)	—	(0.01)
Year ended 3-31-2017	13.84	(0.02)	3.45	3.43	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Emerging Markets Equity Fund to Delaware Ivy Emerging Markets Equity Fund.

120	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$26.95	-3.99%	$348		1.35	%(5)	0.78	%(5)	—%		—%		19%
Year ended 3-31-2021	28.07	81.21	377		1.39		-0.03		—		—		39
Year ended 3-31-2020	15.61	-17.87	229		1.46		0.61		1.46		0.61		32
Year ended 3-31-2019	19.15	-10.75	344		1.44		0.62		—		—		59
Year ended 3-31-2018	21.60	27.44	569		1.44		0.07		—		—		38
Year ended 3-31-2017	16.95	24.72	293		1.55		-0.14		1.68		-0.27		59
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	21.63	-4.54	—	*	2.45	(5)	-0.42	(5)	3.16	(5)	-1.13	(5)	19
Year ended 3-31-2021	22.66	79.42	—	*	2.45		-1.05		2.59		-1.19		39
Year ended 3-31-2020	12.66	-18.72	1		2.50		-0.38		2.57		-0.45		32
Year ended 3-31-2019	15.61	-11.61	2		2.39		-0.29		—		—		59
Year ended 3-31-2018	17.68	26.27	5		2.40		-0.83		—		—		38
Year ended 3-31-2017	14.01	23.54	4		2.50		-1.10		2.78		-1.38		59
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	22.82	-4.36	51		2.08	(5)	0.05	(5)	—		—		19
Year ended 3-31-2021	23.86	80.00	57		2.10		-0.73		—		—		39
Year ended 3-31-2020	13.31	-18.43	43		2.16		-0.07		2.16		-0.07		32
Year ended 3-31-2019	16.39	-11.36	72		2.11		-0.08		—		—		59
Year ended 3-31-2018	18.54	26.55	95		2.13		-0.66		—		—		38
Year ended 3-31-2017	14.65	23.73	37		2.36		-0.96		—		—		59
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	27.93	-3.86	1,427		0.99	(5)	1.14	(5)	1.08	(5)	1.05	(5)	19
Year ended 3-31-2021	29.05	82.02	1,548		0.99		0.37		1.10		0.26		39
Year ended 3-31-2020	16.13	-17.50	826		0.99		1.09		1.14		0.94		32
Year ended 3-31-2019	19.77	-10.34	1,209		0.99		1.06		1.11		0.94		59
Year ended 3-31-2018	22.30	28.03	1,689		0.99		0.44		1.10		0.33		38
Year ended 3-31-2017	17.47	25.14	465		1.19		0.20		1.23		0.16		59
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	26.59	-4.18	10		1.68	(5)	0.43	(5)	—		—		19
Year ended 3-31-2021	27.75	80.73	11		1.69		-0.32		—		—		39
Year ended 3-31-2020	15.44	-18.07	9		1.72		0.39		1.72		0.39		32
Year ended 3-31-2019	18.95	-11.03	15		1.70		0.32		—		—		59
Year ended 3-31-2018	21.40	27.15	20		1.70		-0.19		—		—		38
Year ended 3-31-2017	16.83	24.39	11		1.82		-0.44		—		—		59
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	28.10	-3.80	355		0.94	(5)	1.20	(5)	—		—		19
Year ended 3-31-2021	29.21	82.01	353		0.95		0.40		—		—		39
Year ended 3-31-2020	16.22	-17.46	200		0.99		1.05		0.99		1.05		32
Year ended 3-31-2019	19.88	-10.32	300		0.96		1.03		—		—		59
Year ended 3-31-2018	22.42	28.07	310		0.95		0.58		—		—		38
Year ended 3-31-2017	17.56	25.34	18		1.07		0.37		—		—		59
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	27.50	-4.01	39		1.33	(5)	0.80	(5)	—		—		19
Year ended 3-31-2021	28.65	81.40	40		1.34		0.04		—		—		39
Year ended 3-31-2020	15.92	-17.80	31		1.37		0.70		1.37		0.70		32
Year ended 3-31-2019	19.53	-10.68	45		1.35		0.69		—		—		59
Year ended 3-31-2018	22.02	27.58	68		1.36		0.12		—		—		38
Year ended 3-31-2017	17.27	24.78	21		1.50		-0.14		—		—		59

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	121

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY GLOBAL BOND FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$10.26	$0.13	$0.01	$0.14	$(0.13)	$—	$(0.13)
Year ended 3-31-2021	9.26	0.32	0.95	1.27	(0.27)	—	(0.27)
Year ended 3-31-2020	9.71	0.34	(0.59)	(0.25)	(0.20)	—	(0.20)
Year ended 3-31-2019	9.68	0.32	0.01	0.33	(0.28)	(0.02)	(0.30)
Year ended 3-31-2018	9.68	0.32	(0.11)	0.21	(0.21)	—	(0.21)
Year ended 3-31-2017	9.17	0.34	0.37	0.71	(0.20)	—	(0.20)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	10.25	0.10	0.01	0.11	(0.10)	—	(0.10)
Year ended 3-31-2021	9.26	0.26	0.93	1.19	(0.20)	—	(0.20)
Year ended 3-31-2020	9.71	0.27	(0.59)	(0.32)	(0.13)	—	(0.13)
Year ended 3-31-2019	9.68	0.25	0.01	0.26	(0.21)	(0.02)	(0.23)
Year ended 3-31-2018	9.67	0.23	(0.08)	0.15	(0.14)	—	(0.14)
Year ended 3-31-2017	9.16	0.26	0.38	0.64	(0.13)	—	(0.13)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.25	0.09	0.02	0.11	(0.09)	—	(0.09)
Year ended 3-31-2021	9.26	0.25	0.94	1.19	(0.20)	—	(0.20)
Year ended 3-31-2020	9.71	0.26	(0.59)	(0.33)	(0.12)	—	(0.12)
Year ended 3-31-2019	9.68	0.25	0.01	0.26	(0.21)	(0.02)	(0.23)
Year ended 3-31-2018	9.68	0.23	(0.09)	0.14	(0.14)	—	(0.14)
Year ended 3-31-2017	9.16	0.26	0.39	0.65	(0.13)	—	(0.13)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	10.25	0.14	0.02	0.16	(0.14)	—	(0.14)
Year ended 3-31-2021	9.26	0.35	0.93	1.28	(0.29)	—	(0.29)
Year ended 3-31-2020	9.71	0.36	(0.59)	(0.23)	(0.22)	—	(0.22)
Year ended 3-31-2019	9.68	0.34	0.01	0.35	(0.30)	(0.02)	(0.32)
Year ended 3-31-2018	9.68	0.34	(0.11)	0.23	(0.23)	—	(0.23)
Year ended 3-31-2017	9.16	0.34	0.40	0.74	(0.22)	—	(0.22)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	10.23	0.11	0.02	0.13	(0.11)	—	(0.11)
Year ended 3-31-2021	9.24	0.28	0.93	1.21	(0.22)	—	(0.22)
Year ended 3-31-2020	9.69	0.29	(0.59)	(0.30)	(0.15)	—	(0.15)
Year ended 3-31-2019	9.67	0.27	0.01	0.28	(0.24)	(0.02)	(0.26)
Year ended 3-31-2018	9.66	0.26	(0.09)	0.17	(0.16)	—	(0.16)
Year ended 3-31-2017	9.15	0.27	0.39	0.66	(0.15)	—	(0.15)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	10.26	0.14	0.02	0.16	(0.15)	—	(0.15)
Year ended 3-31-2021	9.26	0.34	0.95	1.29	(0.29)	—	(0.29)
Year ended 3-31-2020	9.71	0.36	(0.58)	(0.22)	(0.23)	—	(0.23)
Year ended 3-31-2019	9.69	0.34	0.01	0.35	(0.31)	(0.02)	(0.33)
Year ended 3-31-2018	9.68	0.33	(0.09)	0.24	(0.23)	—	(0.23)
Year ended 3-31-2017	9.17	0.33	0.40	0.73	(0.22)	—	(0.22)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	10.26	0.13	0.01	0.14	(0.13)	—	(0.13)
Year ended 3-31-2021	9.26	0.32	0.95	1.27	(0.27)	—	(0.27)
Year ended 3-31-2020	9.71	0.34	(0.59)	(0.25)	(0.20)	—	(0.20)
Year ended 3-31-2019	9.69	0.32	0.00 *	0.32	(0.28)	(0.02)	(0.30)
Year ended 3-31-2018	9.68	0.31	(0.09)	0.22	(0.21)	—	(0.21)
Year ended 3-31-2017	9.17	0.33	0.38	0.71	(0.20)	—	(0.20)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 0.99%.

(7)	Expense ratio based on the period excluding reorganization expenses was 1.74%.

(8)	Expense ratio based on the period excluding reorganization expenses was 0.74%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Global Bond Fund to Delaware Ivy Global Bond Fund.

122	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$10.27	1.39%	$174		0.96	%(5)	2.58	%(5)	1.15	%(5)	2.39	%(5)	16%
Year ended 3-31-2021	10.26	13.77	178		0.96		3.18		1.20		2.94		43
Year ended 3-31-2020	9.26	-2.69	170		0.99		3.43		1.22		3.20		38
Year ended 3-31-2019	9.71	3.47	211		0.99		3.32		1.23		3.08		35
Year ended 3-31-2018	9.68	2.16	265		1.01	(6)	3.22		1.26		2.97		56
Year ended 3-31-2017	9.68	7.81	47		0.99		3.63		1.33		3.29		20
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	10.26	1.02	—	*	1.68	(5)	1.89	(5)	2.70	(5)	0.87	(5)	16
Year ended 3-31-2021	10.25	12.85	—	*	1.68		2.52		2.41		1.79		43
Year ended 3-31-2020	9.26	-3.31	1		1.74		2.70		2.42		2.02		38
Year ended 3-31-2019	9.71	2.67	1		1.65		2.65		2.19		2.11		35
Year ended 3-31-2018	9.68	1.51	2		1.76	(7)	2.40		2.24		1.92		56
Year ended 3-31-2017	9.67	7.01	3		1.74		2.73		2.15		2.32		20
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.27	1.09	4		1.72	(5)	1.82	(5)	1.94	(5)	1.60	(5)	16
Year ended 3-31-2021	10.25	12.81	4		1.72		2.45		1.96		2.21		43
Year ended 3-31-2020	9.26	-3.42	6		1.74		2.68		1.98		2.44		38
Year ended 3-31-2019	9.71	2.71	9		1.73		2.58		1.93		2.38		35
Year ended 3-31-2018	9.68	1.40	13		1.76	(7)	2.40		1.96		2.20		56
Year ended 3-31-2017	9.68	7.13	16		1.74		2.72		1.95		2.51		20
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	10.27	1.59	258		0.74	(5)	2.79	(5)	0.87	(5)	2.66	(5)	16
Year ended 3-31-2021	10.25	13.90	241		0.74		3.39		0.89		3.24		43
Year ended 3-31-2020	9.26	-2.45	204		0.74		3.67		0.89		3.52		38
Year ended 3-31-2019	9.71	3.73	240		0.74		3.58		0.88		3.44		35
Year ended 3-31-2018	9.68	2.43	262		0.76	(8)	3.44		0.94		3.26		56
Year ended 3-31-2017	9.68	8.19	88		0.74		3.54		0.95		3.33		20
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	10.25	1.23	—	*	1.46	(5)	2.08	(5)	—		—		16
Year ended 3-31-2021	10.23	13.13	—	*	1.46		2.77		—		—		43
Year ended 3-31-2020	9.24	-3.16	1		1.47		2.95		—		—		38
Year ended 3-31-2019	9.69	2.89	1		1.45		2.86		—		—		35
Year ended 3-31-2018	9.67	1.76	1		1.49		2.66		1.51		2.64		56
Year ended 3-31-2017	9.66	7.29	1		1.50		2.90		1.53		2.87		20
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	10.27	1.51	113		0.70	(5)	2.80	(5)	—		—		16
Year ended 3-31-2021	10.26	14.02	62		0.72		3.32		—		—		43
Year ended 3-31-2020	9.26	-2.42	23		0.73		3.69		—		—		38
Year ended 3-31-2019	9.71	3.75	31		0.71		3.61		—		—		35
Year ended 3-31-2018	9.69	2.43	18		0.74		3.37		0.76		3.35		56
Year ended 3-31-2017	9.68	8.06	3		0.75		3.50		0.78		3.47		20
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	10.27	1.38	1		0.96	(5)	2.60	(5)	1.12	(5)	2.44	(5)	16
Year ended 3-31-2021	10.26	13.76	1		0.96		3.18		1.12		3.02		43
Year ended 3-31-2020	9.26	-2.69	1		0.99		3.46		1.23		3.22		38
Year ended 3-31-2019	9.71	3.36	1		0.99		3.29		1.11		3.17		35
Year ended 3-31-2018	9.69	2.27	3		1.02	(6)	3.13		1.16		2.99		56
Year ended 3-31-2017	9.68	7.81	3		0.99		3.43		1.18		3.24		20

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	123

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY GLOBAL EQUITY INCOME FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$13.72	$0.15	$0.17	$0.32	$(0.26)	$—	$(0.26)
Year ended 3-31-2021	9.64	0.26	4.23	4.49	(0.23)	(0.18)	(0.41)
Year ended 3-31-2020	11.90	0.29	(2.13)	(1.84)	(0.30)	(0.12)	(0.42)
Year ended 3-31-2019	13.84	0.29	(0.34)	(0.05)	(0.32)	(1.57)	(1.89)
Year ended 3-31-2018	12.48	0.32	1.34	1.66	(0.30)	—	(0.30)
Year ended 3-31-2017	11.88	0.53	0.50	1.03	(0.43)	—	(0.43)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	13.71	0.18	0.10	0.28	(0.21)	—	(0.21)
Year ended 3-31-2021	9.64	0.17	4.22	4.39	(0.14)	(0.18)	(0.32)
Year ended 3-31-2020	11.89	0.21	(2.12)	(1.91)	(0.22)	(0.12)	(0.34)
Year ended 3-31-2019	13.81	0.21	(0.35)	(0.14)	(0.21)	(1.57)	(1.78)
Year ended 3-31-2018	12.47	0.23	1.34	1.57	(0.23)	—	(0.23)
Year ended 3-31-2017	11.87	0.35	0.60	0.95	(0.35)	—	(0.35)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	13.72	0.10	0.17	0.27	(0.21)	—	(0.21)
Year ended 3-31-2021	9.64	0.16	4.23	4.39	(0.13)	(0.18)	(0.31)
Year ended 3-31-2020	11.90	0.21	(2.13)	(1.92)	(0.22)	(0.12)	(0.34)
Year ended 3-31-2019	13.82	0.21	(0.35)	(0.14)	(0.21)	(1.57)	(1.78)
Year ended 3-31-2018	12.47	0.23	1.35	1.58	(0.23)	—	(0.23)
Year ended 3-31-2017	11.87	0.36	0.59	0.95	(0.35)	—	(0.35)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	13.72	0.16	0.18	0.34	(0.27)	—	(0.27)
Year ended 3-31-2021	9.64	0.27	4.23	4.50	(0.24)	(0.18)	(0.42)
Year ended 3-31-2020	11.90	0.30	(2.12)	(1.82)	(0.32)	(0.12)	(0.44)
Year ended 3-31-2019	13.84	0.31	(0.34)	(0.03)	(0.34)	(1.57)	(1.91)
Year ended 3-31-2018(5)	14.33	0.03	(0.52)	(0.49)	— *	—	— *
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	13.73	0.17	0.17	0.34	(0.28)	—	(0.28)
Year ended 3-31-2021	9.64	0.29	4.24	4.53	(0.26)	(0.18)	(0.44)
Year ended 3-31-2020	11.91	0.33	(2.14)	(1.81)	(0.34)	(0.12)	(0.46)
Year ended 3-31-2019	13.85	0.34	(0.35)	(0.01)	(0.36)	(1.57)	(1.93)
Year ended 3-31-2018	12.48	0.37	1.34	1.71	(0.34)	—	(0.34)
Year ended 3-31-2017	11.88	0.39	0.68	1.07	(0.47)	—	(0.47)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	13.73	0.13	0.17	0.30	(0.24)	—	(0.24)
Year ended 3-31-2021	9.65	0.22	4.23	4.45	(0.19)	(0.18)	(0.37)
Year ended 3-31-2020	11.91	0.26	(2.13)	(1.87)	(0.27)	(0.12)	(0.39)
Year ended 3-31-2019	13.84	0.25	(0.33)	(0.08)	(0.28)	(1.57)	(1.85)
Year ended 3-31-2018	12.48	0.28	1.35	1.63	(0.27)	—	(0.27)
Year ended 3-31-2017	11.88	0.39	0.61	1.00	(0.40)	—	(0.40)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	13.74	0.18	0.17	0.35	(0.29)	—	(0.29)
Year ended 3-31-2021	9.65	0.30	4.24	4.54	(0.27)	(0.18)	(0.45)
Year ended 3-31-2020	11.92	0.35	(2.14)	(1.79)	(0.36)	(0.12)	(0.48)
Year ended 3-31-2019	13.86	0.30	(0.29)	0.01	(0.38)	(1.57)	(1.95)
Year ended 3-31-2018	12.49	0.35	1.39	1.74	(0.37)	—	(0.37)
Year ended 3-31-2017	11.89	0.48	0.61	1.09	(0.49)	—	(0.49)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	13.72	0.15	0.17	0.32	(0.26)	—	(0.26)
Year ended 3-31-2021	9.64	0.26	4.23	4.49	(0.23)	(0.18)	(0.41)
Year ended 3-31-2020	11.90	0.30	(2.13)	(1.83)	(0.31)	(0.12)	(0.43)
Year ended 3-31-2019	13.84	0.30	(0.34)	(0.04)	(0.33)	(1.57)	(1.90)
Year ended 3-31-2018	12.48	0.33	1.35	1.68	(0.32)	—	(0.32)
Year ended 3-31-2017	11.87	0.44	0.61	1.05	(0.44)	—	(0.44)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from February 26, 2018 (commencement of operations of the class) through March 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.28%.

(9)	Expense ratio based on the period excluding reorganization expenses was 1.95%.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.13%.

(11)	Expense ratio based on the period excluding reorganization expenses was 1.19%.

(12)	Expense ratio based on the period excluding reorganization expenses was 0.92%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Global Equity Income Fund to Delaware Ivy Global Equity Income Fund.

124	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$13.78	2.28%	$296		1.22	%(6)	2.13	%(6)	—%		—%		3%
Year ended 3-31-2021	13.72	47.07	310		1.22		2.16		1.24		2.14		39
Year ended 3-31-2020	9.64	-16.11	260		1.24		2.43		1.25		2.42		43
Year ended 3-31-2019	11.90	0.47	387		1.24		2.27		1.24		2.27		28
Year ended 3-31-2018	13.84	13.44	494		1.29	(8)	2.34		—		—		55
Year ended 3-31-2017	12.48	8.87	70		1.30		4.45		1.38		4.37		103
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	13.78	2.00	—	*	1.92	(6)	2.49	(6)	2.43	(6)	1.98	(6)	3
Year ended 3-31-2021	13.71	45.99	2		1.92		1.46		2.11		1.27		39
Year ended 3-31-2020	9.64	-16.67	2		1.95		1.78		2.14		1.59		43
Year ended 3-31-2019	11.89	-0.30	5		1.94		1.63		2.07		1.50		28
Year ended 3-31-2018	13.81	12.81	8		1.97	(9)	1.69		—		—		55
Year ended 3-31-2017	12.47	8.17	2		1.95		2.88		—		—		103
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	13.78	1.89	6		2.01	(6)	1.35	(6)	—		—		3
Year ended 3-31-2021	13.72	45.88	7		2.03		1.34		—		—		39
Year ended 3-31-2020	9.64	-16.75	10		2.00		1.76		—		—		43
Year ended 3-31-2019	11.90	-0.21	22		1.94		1.64		—		—		28
Year ended 3-31-2018	13.82	12.80	39		1.93		1.72		—		—		55
Year ended 3-31-2017	12.47	8.17	12		1.95		2.95		—		—		103
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	13.79	2.42	5		1.09	(6)	2.26	(6)	1.44	(6)	1.91	(6)	3
Year ended 3-31-2021	13.72	47.25	5		1.09		2.29		1.42		1.96		39
Year ended 3-31-2020	9.64	-16.01	4		1.12		2.53		1.45		2.20		43
Year ended 3-31-2019	11.90	0.57	5		1.14	(10)	2.37		1.51		2.00		28
Year ended 3-31-2018(5)	13.84	-3.40	6		1.17	(6)(10)	2.32	(6)	1.32	(6)	2.17	(6)	55	(7)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	13.79	2.42	249		0.92	(6)	2.43	(6)	0.94	(6)	2.41	(6)	3
Year ended 3-31-2021	13.73	47.60	268		0.92		2.46		0.95		2.43		39
Year ended 3-31-2020	9.64	-15.90	242		0.92		2.76		0.95		2.73		43
Year ended 3-31-2019	11.91	0.78	374		0.93	(12)	2.58		0.95		2.56		28
Year ended 3-31-2018	13.85	13.88	523		1.00		2.75		—		—		55
Year ended 3-31-2017	12.48	9.26	250		0.94		3.18		0.96		3.16		103
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	13.79	2.12	—	*	1.53	(6)	1.83	(6)	—		—		3
Year ended 3-31-2021	13.73	46.59	—	*	1.54		1.89		—		—		39
Year ended 3-31-2020	9.65	-16.36	1		1.53		2.14		—		—		43
Year ended 3-31-2019	11.91	0.22	1		1.52		1.97		—		—		28
Year ended 3-31-2018	13.84	13.20	1		1.58		2.07		—		—		55
Year ended 3-31-2017	12.48	8.58	—	*	1.56		3.23		—		—		103
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	13.80	2.49	21		0.79	(6)	2.57	(6)	—		—		3
Year ended 3-31-2021	13.74	47.70	24		0.79		2.54		—		—		39
Year ended 3-31-2020	9.65	-15.76	17		0.79		2.87		—		—		43
Year ended 3-31-2019	11.92	0.93	22		0.78		2.40		—		—		28
Year ended 3-31-2018	13.86	14.07	5		0.86		2.58		—		—		55
Year ended 3-31-2017	12.49	9.39	1		0.81		3.99		—		—		103
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	13.78	2.30	2		1.19	(6)	2.15	(6)	—		—		3
Year ended 3-31-2021	13.72	47.11	2		1.18		2.25		—		—		39
Year ended 3-31-2020	9.64	-16.06	5		1.19		2.49		1.19		2.49		43
Year ended 3-31-2019	11.90	0.49	7		1.21	(11)	2.30		—		—		28
Year ended 3-31-2018	13.84	13.57	9		1.23	(11)	2.46		1.23		2.46		55
Year ended 3-31-2017	12.48	9.08	4		1.19		3.67		1.21		3.65		103

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	125

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY GLOBAL GROWTH FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$56.56	$0.00 *	$3.45	$3.45	$—	$—	$—
Year ended 3-31-2021	37.75	(0.04)	21.67	21.63	—	(2.82)	(2.82)
Year ended 3-31-2020	43.12	0.05	(4.97)	(4.92)	(0.09)	(0.36)	(0.45)
Year ended 3-31-2019	46.78	0.09	1.02	1.11	(0.08)	(4.69)	(4.77)
Year ended 3-31-2018	42.67	0.25	7.26	7.51	(0.06)	(3.34)	(3.40)
Year ended 3-31-2017	39.23	0.04	3.40	3.44	—	—	—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	44.60	(0.29)	2.71	2.42	—	—	—
Year ended 3-31-2021	30.52	(0.50)	17.40	16.90	—	(2.82)	(2.82)
Year ended 3-31-2020	35.29	(0.39)	(4.02)	(4.41)	—	(0.36)	(0.36)
Year ended 3-31-2019	39.50	(0.33)	0.81	0.48	—	(4.69)	(4.69)
Year ended 3-31-2018	36.62	(0.31)	6.33	6.02	—	(3.14)	(3.14)
Year ended 3-31-2017	34.07	(0.45)	3.00	2.55	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	45.65	(0.22)	2.78	2.56	—	—	—
Year ended 3-31-2021	31.11	(0.41)	17.77	17.36	—	(2.82)	(2.82)
Year ended 3-31-2020	35.84	(0.28)	(4.09)	(4.37)	—	(0.36)	(0.36)
Year ended 3-31-2019	39.93	(0.23)	0.83	0.60	—	(4.69)	(4.69)
Year ended 3-31-2018	36.98	(0.26)	6.42	6.16	—	(3.21)	(3.21)
Year ended 3-31-2017	34.26	(0.29)	3.01	2.72	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	58.10	0.07	3.54	3.61	—	—	—
Year ended 3-31-2021	38.63	0.10	22.20	22.30	(0.01)	(2.82)	(2.83)
Year ended 3-31-2020	44.10	0.18	(5.07)	(4.89)	(0.22)	(0.36)	(0.58)
Year ended 3-31-2019	47.72	0.24	1.05	1.29	(0.22)	(4.69)	(4.91)
Year ended 3-31-2018	43.44	0.25	7.53	7.78	(0.16)	(3.34)	(3.50)
Year ended 3-31-2017	39.81	0.04	3.59	3.63	—	—	—
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	55.69	(0.11)	3.39	3.28	—	—	—
Year ended 3-31-2021	37.32	(0.21)	21.40	21.19	—	(2.82)	(2.82)
Year ended 3-31-2020	42.69	(0.08)	(4.93)	(5.01)	—	(0.36)	(0.36)
Year ended 3-31-2019	46.41	(0.05)	1.02	0.97	—	(4.69)	(4.69)
Year ended 3-31-2018	42.41	(0.07)	7.39	7.32	—	(3.32)	(3.32)
Year ended 3-31-2017	39.08	(0.14)	3.47	3.33	—	—	—
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	58.51	0.11	3.57	3.68	—	—	—
Year ended 3-31-2021	38.85	0.16	22.35	22.51	(0.03)	(2.82)	(2.85)
Year ended 3-31-2020	44.35	0.24	(5.10)	(4.86)	(0.28)	(0.36)	(0.64)
Year ended 3-31-2019	47.99	0.30	1.04	1.34	(0.29)	(4.69)	(4.98)
Year ended 3-31-2018	43.64	0.20	7.71	7.91	(0.22)	(3.34)	(3.56)
Year ended 3-31-2017	39.92	0.10	3.62	3.72	—	—	—
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	56.88	0.00 *	3.47	3.47	—	—	—
Year ended 3-31-2021	37.95	(0.05)	21.80	21.75	—	(2.82)	(2.82)
Year ended 3-31-2020	43.35	0.08	(5.03)	(4.95)	(0.09)	(0.36)	(0.45)
Year ended 3-31-2019	47.00	0.09	1.04	1.13	(0.09)	(4.69)	(4.78)
Year ended 3-31-2018	42.86	0.12	7.44	7.56	(0.08)	(3.34)	(3.42)
Year ended 3-31-2017	39.37	0.00 *	3.49	3.49	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.11%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Global Growth Fund to Delaware Ivy Global Growth Fund.

126	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$60.01	6.10%	$538		1.27	%(5)	0.00	*%(5)	—%		—%		3%
Year ended 3-31-2021	56.56	57.85	531		1.34		-0.08		—		—		32
Year ended 3-31-2020	37.75	-11.62	369		1.36		0.11		—		—		26
Year ended 3-31-2019	43.12	3.12	477		1.37		0.19		—		—		54
Year ended 3-31-2018	46.78	17.92	510		1.38		0.53		—		—		46
Year ended 3-31-2017	42.67	8.77	115		1.48		0.11		—		—		66
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	47.02	5.43	—	*	2.52	(5)	-1.20	(5)	3.92	(5)	-2.60	(5)	3
Year ended 3-31-2021	44.60	56.02	—	*	2.51		-1.26		2.66		-1.41		32
Year ended 3-31-2020	30.52	-12.70	—	*	2.58		-1.06		2.62		-1.10		26
Year ended 3-31-2019	35.29	2.00	1		2.40		-0.85		—		—		54
Year ended 3-31-2018	39.50	16.79	2		2.40		-0.79		—		—		46
Year ended 3-31-2017	36.62	7.48	2		2.67		-1.30		—		—		66
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	48.21	5.61	5		2.18	(5)	-0.90	(5)	—		—		3
Year ended 3-31-2021	45.65	56.45	5		2.25		-1.00		—		—		32
Year ended 3-31-2020	31.11	-12.42	5		2.24		-0.76		—		—		26
Year ended 3-31-2019	35.84	2.33	9		2.15		-0.60		—		—		54
Year ended 3-31-2018	39.93	16.99	11		2.18		-0.65		—		—		46
Year ended 3-31-2017	36.98	7.94	25		2.21		-0.84		—		—		66
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	61.71	6.22	483		1.06	(5)	0.22	(5)	1.07	(5)	0.21	(5)	3
Year ended 3-31-2021	58.10	58.28	494		1.06		0.19		1.09		0.16		32
Year ended 3-31-2020	38.63	-11.35	346		1.06		0.40		1.10		0.36		26
Year ended 3-31-2019	44.10	3.43	436		1.06		0.50		1.08		0.48		54
Year ended 3-31-2018	47.72	18.27	437		1.13	(6)	0.54		—		—		46
Year ended 3-31-2017	43.44	9.12	270		1.11		0.10		—		—		66
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	58.97	5.89	1		1.66	(5)	-0.37	(5)	—		—		3
Year ended 3-31-2021	55.69	57.33	1		1.68		-0.42		—		—		32
Year ended 3-31-2020	37.32	-11.92	1		1.68		-0.18		—		—		26
Year ended 3-31-2019	42.69	2.82	1		1.67		-0.10		—		—		54
Year ended 3-31-2018	46.41	17.58	2		1.69		-0.15		—		—		46
Year ended 3-31-2017	42.41	8.52	2		1.69		-0.35		—		—		66
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	62.19	6.29	20		0.91	(5)	0.36	(5)	—		—		3
Year ended 3-31-2021	58.51	58.50	19		0.94		0.31		—		—		32
Year ended 3-31-2020	38.85	-11.26	16		0.94		0.53		—		—		26
Year ended 3-31-2019	44.35	3.59	19		0.92		0.64		—		—		54
Year ended 3-31-2018	47.99	18.45	24		0.95		0.42		—		—		46
Year ended 3-31-2017	43.64	9.32	7		0.95		0.24		—		—		66
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	60.35	6.10	2		1.27	(5)	0.00	*(5)	1.32	(5)	-0.05	(5)	3
Year ended 3-31-2021	56.88	57.86	3		1.34		-0.09		1.36		-0.11		32
Year ended 3-31-2020	37.95	-11.63	2		1.36		0.19		1.38		0.17		26
Year ended 3-31-2019	43.35	3.17	5		1.33		0.20		—		—		54
Year ended 3-31-2018	47.00	17.96	10		1.36		0.25		—		—		46
Year ended 3-31-2017	42.86	8.86	14		1.36		0.00	*	—		—		66

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	127

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY GOVERNMENT MONEY MARKET FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Loss on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$1.00	$0.00	*	$0.00		$0.00	*	$—	*	$—		$—	*
Year ended 3-31-2021	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2020	1.00	0.01		0.00		0.01		(0.01)		—		(0.01)
Year ended 3-31-2019	1.00	0.01		0.00	*	0.01		(0.01)		—		(0.01)
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2021	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2020	1.00	0.01		0.00		0.01		(0.01)		—		(0.01)
Year ended 3-31-2019	1.00	0.00	*	0.00	*	0.00	*	—	*	—		—	*
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Class C Shares(4)
Six-month period ended 9-30-2021 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2021	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2020	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2019	1.00	0.01		0.00	*	0.01		(0.01)		—		(0.01)
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2021	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2020	1.00	0.02		0.00		0.02		(0.02)		—		(0.02)
Year ended 3-31-2019	1.00	0.01		0.00	*	0.01		(0.01)		—		(0.01)
Year ended 3-31-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Year ended 3-31-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—		—	*
Year ended 3-31-2021	1.00	0.01		(0.01)		0.00	*	—	*	—		—	*
Year ended 3-31-2020	1.00	0.02		0.00		0.02		(0.02)		—		(0.02)
Year ended 3-31-2019	1.00	0.02		0.00	*	0.02		(0.02)		—		(0.02)
Year ended 3-31-2018(5)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	*	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(6)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Government Money Market Fund to Delaware Ivy Government Money Market Fund.

128	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$1.00	0.01%	$115		0.06	%(6)	0.01	%(6)	0.65	%(6)	-0.58	%(6)
Year ended 3-31-2021	1.00	0.04	183		0.23		0.04		0.65		-0.38
Year ended 3-31-2020	1.00	1.31	160		0.77		1.29		—		—
Year ended 3-31-2019	1.00	1.40	132		0.78		1.39		—		—
Year ended 3-31-2018	1.00	0.56	135		0.66		0.55		—		—
Year ended 3-31-2017	1.00	0.03	184		0.60		0.03		0.63		—
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	1.00	0.01	—	*	0.08	(6)	0.01	(6)	1.90	(6)	-1.81	(6)
Year ended 3-31-2021	1.00	0.01	1		0.29		0.01		1.53		-1.23
Year ended 3-31-2020	1.00	0.50	1		1.58		0.54		—		—
Year ended 3-31-2019	1.00	0.47	1		1.70		0.42		—		—
Year ended 3-31-2018	1.00	0.01	3		1.16		0.01		1.67		-0.50
Year ended 3-31-2017	1.00	0.01	5		0.61		0.02		1.71		-1.08
Class C Shares(4)
Six-month period ended 9-30-2021 (unaudited)	1.00	0.01	3		0.06	(6)	0.02	(6)	1.64	(6)	-1.56	(6)
Year ended 3-31-2021	1.00	0.01	4		0.36		0.01		1.55		-1.18
Year ended 3-31-2020	1.00	0.44	17		1.63		0.45		—		—
Year ended 3-31-2019	1.00	0.63	11		1.54		0.61		—		—
Year ended 3-31-2018	1.00	0.02	22		1.18		0.02		1.61		-0.41
Year ended 3-31-2017	1.00	0.01	29		0.61		0.02		1.61		-0.98
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	1.00	0.01	10		0.06	(6)	0.02	(6)	0.66	(6)	-0.58	(6)
Year ended 3-31-2021	1.00	0.06	11		0.21		0.05		0.64		-0.38
Year ended 3-31-2020	1.00	1.56	9		0.51		1.54		0.68		1.37
Year ended 3-31-2019	1.00	1.55	7		0.62		1.56		0.72		1.46
Year ended 3-31-2018	1.00	0.51	6		0.71		0.49		—		—
Year ended 3-31-2017	1.00	0.01	6		0.61		0.02		0.70		-0.07
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	1.00	0.01	—	*	0.06	(6)	0.01	(6)	0.48	(6)	-0.41	(6)
Year ended 3-31-2021	1.00	0.07	—	*	0.34		0.53		0.45		0.42
Year ended 3-31-2020	1.00	1.57	8		0.52		1.55		—		—
Year ended 3-31-2019	1.00	1.68	7		0.50		1.66		—		—
Year ended 3-31-2018(5)	1.00	0.65	8		0.40	(6)	1.03	(6)	—		—

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	129

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY HIGH INCOME FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$7.10	$0.20	$0.03	$0.23	$(0.20)	$—	$(0.20)
Year ended 3-31-2021	5.91	0.41	1.21	1.62	(0.43)	—	(0.43)
Year ended 3-31-2020	7.20	0.49	(1.29)	(0.80)	(0.49)	—	(0.49)
Year ended 3-31-2019	7.49	0.50	(0.29)	0.21	(0.50)	—	(0.50)
Year ended 3-31-2018	7.60	0.53	(0.12)	0.41	(0.52)	—	(0.52)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	7.10	0.17	0.03	0.20	(0.17)	—	(0.17)
Year ended 3-31-2021	5.91	0.36	1.21	1.57	(0.38)	—	(0.38)
Year ended 3-31-2020	7.20	0.44	(1.30)	(0.86)	(0.43)	—	(0.43)
Year ended 3-31-2019	7.49	0.44	(0.29)	0.15	(0.44)	—	(0.44)
Year ended 3-31-2018	7.60	0.45	(0.10)	0.35	(0.46)	—	(0.46)
Year ended 3-31-2017	6.91	0.49	0.68	1.17	(0.48)	—	(0.48)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.17	0.03	0.20	(0.17)	—	(0.17)
Year ended 3-31-2021	5.91	0.36	1.22	1.58	(0.39)	—	(0.39)
Year ended 3-31-2020	7.20	0.44	(1.29)	(0.85)	(0.44)	—	(0.44)
Year ended 3-31-2019	7.49	0.45	(0.29)	0.16	(0.45)	—	(0.45)
Year ended 3-31-2018	7.60	0.45	(0.09)	0.36	(0.47)	—	(0.47)
Year ended 3-31-2017	6.91	0.50	0.68	1.18	(0.49)	—	(0.49)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.19	0.03	0.22	(0.19)	—	(0.19)
Year ended 3-31-2021	5.91	0.41	1.21	1.62	(0.43)	—	(0.43)
Year ended 3-31-2020	7.20	0.48	(1.29)	(0.81)	(0.48)	—	(0.48)
Year ended 3-31-2019	7.49	0.49	(0.29)	0.20	(0.49)	—	(0.49)
Year ended 3-31-2018	7.60	0.48	(0.09)	0.39	(0.50)	—	(0.50)
Year ended 3-31-2017	6.91	0.53	0.68	1.21	(0.52)	—	(0.52)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.20	0.03	0.23	(0.20)	—	(0.20)
Year ended 3-31-2021	5.91	0.43	1.21	1.64	(0.45)	—	(0.45)
Year ended 3-31-2020	7.20	0.50	(1.29)	(0.79)	(0.50)	—	(0.50)
Year ended 3-31-2019	7.49	0.52	(0.29)	0.23	(0.52)	—	(0.52)
Year ended 3-31-2018	7.60	0.53	(0.10)	0.43	(0.54)	—	(0.54)
Year ended 3-31-2017	6.91	0.56	0.69	1.25	(0.56)	—	(0.56)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.18	0.03	0.21	(0.18)	—	(0.18)
Year ended 3-31-2021	5.91	0.39	1.21	1.60	(0.41)	—	(0.41)
Year ended 3-31-2020	7.20	0.46	(1.29)	(0.83)	(0.46)	—	(0.46)
Year ended 3-31-2019	7.49	0.47	(0.29)	0.18	(0.47)	—	(0.47)
Year ended 3-31-2018	7.60	0.48	(0.10)	0.38	(0.49)	—	(0.49)
Year ended 3-31-2017	6.91	0.52	0.68	1.20	(0.51)	—	(0.51)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.21	0.03	0.24	(0.21)	—	(0.21)
Year ended 3-31-2021	5.91	0.44	1.21	1.65	(0.46)	—	(0.46)
Year ended 3-31-2020	7.20	0.51	(1.29)	(0.78)	(0.51)	—	(0.51)
Year ended 3-31-2019	7.49	0.53	(0.29)	0.24	(0.53)	—	(0.53)
Year ended 3-31-2018	7.60	0.53	(0.09)	0.44	(0.55)	—	(0.55)
Year ended 3-31-2017	6.91	0.59	0.67	1.26	(0.57)	—	(0.57)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	7.10	0.20	0.03	0.23	(0.20)	—	(0.20)
Year ended 3-31-2021	5.91	0.41	1.21	1.62	(0.43)	—	(0.43)
Year ended 3-31-2020	7.20	0.49	(1.29)	(0.80)	(0.49)	—	(0.49)
Year ended 3-31-2019	7.49	0.50	(0.29)	0.21	(0.50)	—	(0.50)
Year ended 3-31-2018	7.60	0.50	(0.09)	0.41	(0.52)	—	(0.52)
Year ended 3-31-2017	6.91	0.55	0.68	1.23	(0.54)	—	(0.54)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy High Income Fund to Delaware Ivy High Income Fund.

130	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$7.13	3.20%	$1,782	0.94	%(5)	5.43	%(5)	—%		—%		23%
Year ended 3-31-2021	7.10	28.16	1,816	0.97		6.16		—		—		59
Year ended 3-31-2020	5.91	-12.03	1,465	0.95		6.89		—		—		30
Year ended 3-31-2019	7.20	2.93	1,930	0.95		6.81		—		—		41
Year ended 3-31-2018	7.49	5.54	2,221	0.95		7.02		—		—		39
Year ended 3-31-2017	7.60	18.34	1,250	0.97		7.51		—		—		35
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	7.13	2.79	2	1.70	(5)	4.73	(5)	1.94	(5)	4.49	(5)	23
Year ended 3-31-2021	7.10	27.22	8	1.70		5.49		1.82		5.37		59
Year ended 3-31-2020	5.91	-12.71	19	1.71		6.11		1.77		6.05		30
Year ended 3-31-2019	7.20	2.15	40	1.71		6.04		1.73		6.02		41
Year ended 3-31-2018	7.49	4.72	62	1.71		5.90		—		—		39
Year ended 3-31-2017	7.60	17.46	79	1.72		6.72		—		—		35
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	2.83	285	1.66	(5)	4.72	(5)	1.67	(5)	4.71	(5)	23
Year ended 3-31-2021	7.10	27.28	321	1.66		5.50		1.70		5.46		59
Year ended 3-31-2020	5.91	-12.66	447	1.66		6.17		1.68		6.15		30
Year ended 3-31-2019	7.20	2.21	683	1.66		6.10		1.66		6.10		41
Year ended 3-31-2018	7.49	4.77	817	1.66		5.94		—		—		39
Year ended 3-31-2017	7.60	17.51	970	1.67		6.77		—		—		35
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	3.15	9	1.04	(5)	5.33	(5)	1.20	(5)	5.17	(5)	23
Year ended 3-31-2021	7.10	28.07	9	1.04		6.09		1.21		5.92		59
Year ended 3-31-2020	5.91	-12.14	8	1.07		6.77		1.22		6.62		30
Year ended 3-31-2019	7.20	2.79	9	1.09		6.68		1.24		6.53		41
Year ended 3-31-2018	7.49	5.28	10	1.13		6.38		1.21		6.30		39
Year ended 3-31-2017	7.60	18.08	10	1.19		7.22		1.28		7.13		35
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	3.31	1,783	0.73	(5)	5.64	(5)	—		—		23
Year ended 3-31-2021	7.10	28.44	1,868	0.75		6.38		—		—		59
Year ended 3-31-2020	5.91	-11.83	1,487	0.73		7.11		—		—		30
Year ended 3-31-2019	7.20	3.18	2,058	0.72		7.05		—		—		41
Year ended 3-31-2018	7.49	5.77	2,156	0.72		6.99		—		—		39
Year ended 3-31-2017	7.60	18.64	1,737	0.71		7.69		—		—		35
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	3.00	48	1.33	(5)	5.04	(5)	—		—		23
Year ended 3-31-2021	7.10	27.67	48	1.35		5.79		—		—		59
Year ended 3-31-2020	5.91	-12.36	45	1.32		6.52		—		—		30
Year ended 3-31-2019	7.20	2.58	62	1.30		6.47		—		—		41
Year ended 3-31-2018	7.49	5.15	65	1.30		6.26		—		—		39
Year ended 3-31-2017	7.60	17.94	70	1.31		7.05		—		—		35
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	3.39	64	0.59	(5)	5.79	(5)	—		—		23
Year ended 3-31-2021	7.10	28.63	67	0.60		6.54		—		—		59
Year ended 3-31-2020	5.91	-11.69	64	0.58		7.27		—		—		30
Year ended 3-31-2019	7.20	3.35	71	0.56		7.22		—		—		41
Year ended 3-31-2018	7.49	5.93	45	0.57		7.02		—		—		39
Year ended 3-31-2017	7.60	18.83	34	0.56		8.04		—		—		35
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	7.13	3.20	111	0.94	(5)	5.45	(5)	0.99	(5)	5.40	(5)	23
Year ended 3-31-2021	7.10	28.17	138	0.97		6.17		1.00		6.14		59
Year ended 3-31-2020	5.91	-12.03	133	0.95		6.87		0.98		6.84		30
Year ended 3-31-2019	7.20	2.94	239	0.95		6.80		0.96		6.79		41
Year ended 3-31-2018	7.49	5.53	329	0.95		6.63		0.96		6.62		39
Year ended 3-31-2017	7.60	18.33	396	0.96		7.46		—		—		35

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	131

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY INTERNATIONAL CORE EQUITY FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$19.82	$0.16	$0.69	$0.85	$—	$—	$—
Year ended 3-31-2021	13.29	0.23	6.48	6.71	(0.18)	—	(0.18)
Year ended 3-31-2020	16.75	0.26	(3.30)	(3.04)	(0.42)	—	(0.42)
Year ended 3-31-2019	19.98	0.35	(2.11)	(1.76)	(0.36)	(1.11)	(1.47)
Year ended 3-31-2018	17.97	0.25	1.96	2.21	(0.20)	—	(0.20)
Year ended 3-31-2017	15.97	0.30	1.96	2.26	(0.26)	—	(0.26)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	17.26	0.06	0.61	0.67	—	—	—
Year ended 3-31-2021	11.62	0.06	5.65	5.71	(0.07)	—	(0.07)
Year ended 3-31-2020	14.70	0.12	(2.90)	(2.78)	(0.30)	—	(0.30)
Year ended 3-31-2019	17.72	0.17	(1.86)	(1.69)	(0.22)	(1.11)	(1.33)
Year ended 3-31-2018	15.98	0.09	1.73	1.82	(0.08)	—	(0.08)
Year ended 3-31-2017	14.24	0.07	1.80	1.87	(0.13)	—	(0.13)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	17.33	0.07	0.61	0.68	—	—	—
Year ended 3-31-2021	11.65	0.09	5.68	5.77	(0.09)	—	(0.09)
Year ended 3-31-2020	14.75	0.14	(2.91)	(2.77)	(0.33)	—	(0.33)
Year ended 3-31-2019	17.77	0.20	(1.87)	(1.67)	(0.24)	(1.11)	(1.35)
Year ended 3-31-2018	16.02	0.11	1.74	1.85	(0.10)	—	(0.10)
Year ended 3-31-2017	14.27	0.11	1.81	1.92	(0.17)	—	(0.17)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	19.98	0.16	0.71	0.87	—	—	—
Year ended 3-31-2021	13.40	0.24	6.53	6.77	(0.19)	—	(0.19)
Year ended 3-31-2020	16.88	0.26	(3.32)	(3.06)	(0.42)	—	(0.42)
Year ended 3-31-2019	20.11	0.34	(2.11)	(1.77)	(0.35)	(1.11)	(1.46)
Year ended 3-31-2018	18.09	0.24	1.98	2.22	(0.20)	—	(0.20)
Year ended 3-31-2017	16.08	0.22	2.04	2.26	(0.25)	—	(0.25)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	19.98	0.20	0.70	0.90	—	—	—
Year ended 3-31-2021	13.39	0.29	6.55	6.84	(0.25)	—	(0.25)
Year ended 3-31-2020	16.86	0.35	(3.32)	(2.97)	(0.50)	—	(0.50)
Year ended 3-31-2019	20.10	0.42	(2.12)	(1.70)	(0.43)	(1.11)	(1.54)
Year ended 3-31-2018	18.07	0.31	1.98	2.29	(0.26)	—	(0.26)
Year ended 3-31-2017	16.07	0.26	2.06	2.32	(0.32)	—	(0.32)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	19.80	0.12	0.70	0.82	—	—	—
Year ended 3-31-2021	13.29	0.17	6.48	6.65	(0.14)	—	(0.14)
Year ended 3-31-2020	16.75	0.20	(3.28)	(3.08)	(0.38)	—	(0.38)
Year ended 3-31-2019	19.97	0.29	(2.10)	(1.81)	(0.30)	(1.11)	(1.41)
Year ended 3-31-2018	17.96	0.17	1.99	2.16	(0.15)	—	(0.15)
Year ended 3-31-2017	15.97	0.17	2.04	2.21	(0.22)	—	(0.22)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	20.03	0.21	0.70	0.91	—	—	—
Year ended 3-31-2021	13.43	0.29	6.56	6.85	(0.25)	—	(0.25)
Year ended 3-31-2020	16.91	0.36	(3.34)	(2.98)	(0.50)	—	(0.50)
Year ended 3-31-2019	20.16	0.43	(2.12)	(1.69)	(0.45)	(1.11)	(1.56)
Year ended 3-31-2018	18.13	0.30	2.02	2.32	(0.29)	—	(0.29)
Year ended 3-31-2017	16.11	0.29	2.07	2.36	(0.34)	—	(0.34)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	19.98	0.16	0.70	0.86	—	—	—
Year ended 3-31-2021	13.39	0.22	6.56	6.78	(0.19)	—	(0.19)
Year ended 3-31-2020	16.87	0.27	(3.32)	(3.05)	(0.43)	—	(0.43)
Year ended 3-31-2019	20.12	0.37	(2.14)	(1.77)	(0.37)	(1.11)	(1.48)
Year ended 3-31-2018	18.09	0.26	1.98	2.24	(0.21)	—	(0.21)
Year ended 3-31-2017	16.08	0.26	2.02	2.28	(0.27)	—	(0.27)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.25%.

(7)	Expense ratio based on the period excluding reorganization expenses was 1.18%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy International Core Equity Fund to Delaware Ivy International Core Equity Fund.

132	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$20.67	4.29%	$375		1.23	%(5)	1.47	%(5)	1.32	%(5)	1.38	%(5)	45%
Year ended 3-31-2021	19.82	50.62	388		1.23		1.33		1.35		1.21		76
Year ended 3-31-2020	13.29	-18.72	322		1.25		1.57		1.31		1.51		62
Year ended 3-31-2019	16.75	-8.57	568		1.26	(6)	1.90		1.27		1.89		52
Year ended 3-31-2018	19.98	12.33	677		1.25		1.27		—		—		48
Year ended 3-31-2017	17.97	14.31	564		1.29		1.78		—		—		80
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	17.93	3.88	—	*	2.08	(5)	0.69	(5)	2.82	(5)	-0.05	(5)	45
Year ended 3-31-2021	17.26	49.21	1		2.08		0.38		2.52		-0.06		76
Year ended 3-31-2020	11.62	-19.38	1		2.11		0.82		2.29		0.64		62
Year ended 3-31-2019	14.70	-9.34	4		2.10		1.05		2.13		1.02		52
Year ended 3-31-2018	17.72	11.39	7		2.11		0.50		—		—		48
Year ended 3-31-2017	15.98	13.20	9		2.22		0.45		—		—		80
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	18.01	3.92	58		1.92	(5)	0.78	(5)	2.04	(5)	0.66	(5)	45
Year ended 3-31-2021	17.33	49.63	67		1.92		0.58		2.05		0.45		76
Year ended 3-31-2020	11.65	-19.30	77		1.93		0.94		1.99		0.88		62
Year ended 3-31-2019	14.75	-9.14	163		1.91		1.24		1.92		1.23		52
Year ended 3-31-2018	17.77	11.57	240		1.93		0.62		—		—		48
Year ended 3-31-2017	16.02	13.51	220		1.97		0.72		—		—		80
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	20.85	4.35	8		1.17	(5)	1.50	(5)	1.57	(5)	1.10	(5)	45
Year ended 3-31-2021	19.98	50.64	7		1.18		1.39		1.57		1.00		76
Year ended 3-31-2020	13.40	-18.70	6		1.24		1.56		1.55		1.25		62
Year ended 3-31-2019	16.88	-8.62	7		1.29		1.83		1.51		1.61		52
Year ended 3-31-2018	20.11	12.31	8		1.28		1.22		1.51		0.99		48
Year ended 3-31-2017	18.09	14.20	6		1.31		1.31		1.61		1.01		80
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	20.88	4.50	1,313		0.79	(5)	1.89	(5)	1.04	(5)	1.64	(5)	45
Year ended 3-31-2021	19.98	51.27	1,408		0.79		1.72		1.03		1.48		76
Year ended 3-31-2020	13.39	-18.30	1,483		0.79		2.08		0.98		1.89		62
Year ended 3-31-2019	16.86	-8.20	3,149		0.85		2.27		0.95		2.17		52
Year ended 3-31-2018	20.10	12.70	4,136		0.94		1.59		—		—		48
Year ended 3-31-2017	18.07	14.58	3,168		0.97		1.52		—		—		80
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	20.62	4.14	54		1.53	(5)	1.15	(5)	1.62	(5)	1.06	(5)	45
Year ended 3-31-2021	19.80	50.08	55		1.53		1.02		1.62		0.93		76
Year ended 3-31-2020	13.29	-18.93	47		1.53		1.21		1.57		1.17		62
Year ended 3-31-2019	16.75	-8.82	104		1.53		1.60		1.54		1.59		52
Year ended 3-31-2018	19.97	12.04	117		1.53		0.85		—		—		48
Year ended 3-31-2017	17.96	13.95	56		1.56		1.00		—		—		80
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	20.94	4.54	437		0.79	(5)	1.91	(5)	0.88	(5)	1.82	(5)	45
Year ended 3-31-2021	20.03	51.19	497		0.79		1.69		0.88		1.60		76
Year ended 3-31-2020	13.43	-18.31	620		0.79		2.09		0.83		2.05		62
Year ended 3-31-2019	16.91	-8.12	1,437		0.79		2.35		0.80		2.34		52
Year ended 3-31-2018	20.16	12.82	1,597		0.79		1.49		—		—		48
Year ended 3-31-2017	18.13	14.83	484		0.82		1.72		—		—		80
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	20.84	4.30	85		1.18	(5)	1.52	(5)	1.34	(5)	1.36	(5)	45
Year ended 3-31-2021	19.98	50.76	91		1.17		1.33		1.29		1.21		76
Year ended 3-31-2020	13.39	-18.65	176		1.18		1.62		1.23		1.57		62
Year ended 3-31-2019	16.87	-8.55	377		1.19	(7)	1.99		1.19		1.99		52
Year ended 3-31-2018	20.12	12.42	487		1.19		1.32		—		—		48
Year ended 3-31-2017	18.09	14.34	416		1.24		1.56		—		—		80

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	133

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY LARGE CAP GROWTH FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$29.35	$(0.06)	$4.40	$4.34	$—	$—	$—
Year ended 3-31-2021	20.52	(0.07)	10.80	10.73	—	(1.90)	(1.90)
Year ended 3-31-2020	22.73	(0.02)	0.85	0.83	—	(3.04)	(3.04)
Year ended 3-31-2019	22.65	(0.01)	2.87	2.86	—	(2.78)	(2.78)
Year ended 3-31-2018	19.17	(0.01)	4.46	4.45	—	(0.97)	(0.97)
Year ended 3-31-2017	17.66	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	19.65	(0.15)	2.96	2.81	—	—	—
Year ended 3-31-2021	14.29	(0.20)	7.46	7.26	—	(1.90)	(1.90)
Year ended 3-31-2020	16.69	(0.16)	0.71	0.55	—	(2.95)	(2.95)
Year ended 3-31-2019	17.46	(0.16)	2.14	1.98	—	(2.75)	(2.75)
Year ended 3-31-2018	15.09	(0.16)	3.50	3.34	—	(0.97)	(0.97)
Year ended 3-31-2017	14.22	(0.14)	1.92	1.78	—	(0.91)	(0.91)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	22.15	(0.15)	3.33	3.18	—	—	—
Year ended 3-31-2021	15.94	(0.22)	8.33	8.11	—	(1.90)	(1.90)
Year ended 3-31-2020	18.30	(0.17)	0.75	0.58	—	(2.94)	(2.94)
Year ended 3-31-2019	18.87	(0.15)	2.33	2.18	—	(2.75)	(2.75)
Year ended 3-31-2018	16.22	(0.15)	3.77	3.62	—	(0.97)	(0.97)
Year ended 3-31-2017	15.19	(0.11)	2.05	1.94	—	(0.91)	(0.91)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	29.21	(0.08)	4.38	4.30	—	—	—
Year ended 3-31-2021	20.45	(0.10)	10.76	10.66	—	(1.90)	(1.90)
Year ended 3-31-2020	22.67	(0.05)	0.85	0.80	—	(3.02)	(3.02)
Year ended 3-31-2019	22.62	(0.04)	2.87	2.83	—	(2.78)	(2.78)
Year ended 3-31-2018	19.15	(0.02)	4.46	4.44	—	(0.97)	(0.97)
Year ended 3-31-2017	17.64	0.00 *	2.42	2.42	—	(0.91)	(0.91)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	31.48	(0.01)	4.72	4.71	—	—	—
Year ended 3-31-2021	21.90	0.03	11.52	11.55	(0.01)	(1.96)	(1.97)
Year ended 3-31-2020	24.09	0.06	0.89	0.95	(0.07)	(3.07)	(3.14)
Year ended 3-31-2019	23.80	0.06	3.03	3.09	—	(2.80)	(2.80)
Year ended 3-31-2018	20.08	0.04	4.69	4.73	(0.04)	(0.97)	(1.01)
Year ended 3-31-2017	18.41	0.05	2.53	2.58	—	(0.91)	(0.91)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	27.57	(0.12)	4.14	4.02	—	—	—
Year ended 3-31-2021	19.43	(0.16)	10.20	10.04	—	(1.90)	(1.90)
Year ended 3-31-2020	21.69	(0.10)	0.82	0.72	—	(2.98)	(2.98)
Year ended 3-31-2019	21.79	(0.09)	2.74	2.65	—	(2.75)	(2.75)
Year ended 3-31-2018	18.54	(0.09)	4.31	4.22	—	(0.97)	(0.97)
Year ended 3-31-2017	17.16	(0.06)	2.35	2.29	—	(0.91)	(0.91)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	31.71	(0.01)	4.76	4.75	—	—	—
Year ended 3-31-2021	22.05	0.03	11.61	11.64	(0.02)	(1.96)	(1.98)
Year ended 3-31-2020	24.25	0.07	0.89	0.96	(0.09)	(3.07)	(3.16)
Year ended 3-31-2019	23.91	0.08	3.04	3.12	—	(2.78)	(2.78)
Year ended 3-31-2018	20.18	0.07	4.72	4.79	(0.09)	(0.97)	(1.06)
Year ended 3-31-2017	18.47	0.07	2.55	2.62	—	(0.91)	(0.91)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	30.36	(0.06)	4.55	4.49	—	—	—
Year ended 3-31-2021	21.18	(0.07)	11.15	11.08	—	(1.90)	(1.90)
Year ended 3-31-2020	23.37	(0.02)	0.86	0.84	—	(3.03)	(3.03)
Year ended 3-31-2019	23.24	(0.01)	2.94	2.93	—	(2.80)	(2.80)
Year ended 3-31-2018	19.63	0.00 *	4.58	4.58	—	(0.97)	(0.97)
Year ended 3-31-2017	18.04	0.00 *	2.50	2.50	—	(0.91)	(0.91)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.04%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Large Cap Growth Fund to Delaware Ivy Large Cap Growth Fund.

134	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$33.69	14.79%	$3,004	0.95	%(5)	-0.36	%(5)	—%		—%		4%
Year ended 3-31-2021	29.35	52.78	2,740	0.98		-0.24		—		—		23
Year ended 3-31-2020	20.52	2.18	1,936	1.01		-0.07		—		—		33
Year ended 3-31-2019	22.73	13.65	2,113	1.04		-0.04		—		—		37
Year ended 3-31-2018	22.65	23.45	1,778	1.13		-0.05		1.13		-0.05		37
Year ended 3-31-2017	19.17	14.12	487	1.15		0.01		1.19		-0.03		43
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	22.46	14.30	1	1.83	(5)	-1.31	(5)	2.13	(5)	-1.61	(5)	4
Year ended 3-31-2021	19.65	51.46	4	1.83		-1.09		1.95		-1.21		23
Year ended 3-31-2020	14.29	1.33	5	1.85		-0.92		1.95		-1.02		33
Year ended 3-31-2019	16.69	12.63	9	1.92		-0.91		1.97		-0.96		37
Year ended 3-31-2018	17.46	22.42	11	2.00		-0.95		—		—		37
Year ended 3-31-2017	15.09	13.01	10	2.08		-0.94		—		—		43
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	25.33	14.36	71	1.78	(5)	-1.20	(5)	—		—		4
Year ended 3-31-2021	22.15	51.46	69	1.82		-1.07		—		—		23
Year ended 3-31-2020	15.94	1.38	69	1.83		-0.89		—		—		33
Year ended 3-31-2019	18.30	12.75	88	1.81		-0.81		—		—		37
Year ended 3-31-2018	18.87	22.59	84	1.86		-0.82		—		—		37
Year ended 3-31-2017	16.22	13.24	97	1.87		-0.73		—		—		43
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	33.51	14.72	34	1.08	(5)	-0.49	(5)	—		—		4
Year ended 3-31-2021	29.21	52.61	31	1.10		-0.36		1.10		-0.36		23
Year ended 3-31-2020	20.45	2.05	20	1.14		-0.20		1.15		-0.21		33
Year ended 3-31-2019	22.67	13.52	19	1.15		-0.16		1.19		-0.20		37
Year ended 3-31-2018	22.62	23.43	16	1.15		-0.11		1.28		-0.24		37
Year ended 3-31-2017	19.15	14.14	13	1.15		-0.01		1.36		-0.22		43
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	36.19	14.96	2,763	0.64	(5)	-0.05	(5)	0.77	(5)	-0.18	(5)	4
Year ended 3-31-2021	31.48	53.25	2,527	0.64		0.09		0.79		-0.06		23
Year ended 3-31-2020	21.90	2.51	1,819	0.69		0.24		0.80		0.13		33
Year ended 3-31-2019	24.09	13.99	1,970	0.73		0.27		0.82		0.18		37
Year ended 3-31-2018	23.80	23.80	1,580	0.88		0.18		—		—		37
Year ended 3-31-2017	20.08	14.42	961	0.88		0.24		0.88		0.24		43
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	31.59	14.58	13	1.37	(5)	-0.78	(5)	—		—		4
Year ended 3-31-2021	27.57	52.17	13	1.38		-0.63		—		—		23
Year ended 3-31-2020	19.43	1.75	13	1.40		-0.46		—		—		33
Year ended 3-31-2019	21.69	13.22	18	1.40		-0.40		—		—		37
Year ended 3-31-2018	21.79	23.06	23	1.46		-0.42		—		—		37
Year ended 3-31-2017	18.54	13.77	21	1.47		-0.33		—		—		43
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	36.46	14.98	171	0.64	(5)	-0.05	(5)	0.64	(5)	-0.05	(5)	4
Year ended 3-31-2021	31.71	53.28	164	0.64		0.10		0.64		0.10		23
Year ended 3-31-2020	22.05	2.54	107	0.66		0.28		—		—		33
Year ended 3-31-2019	24.25	14.06	108	0.66		0.33		—		—		37
Year ended 3-31-2018	23.91	24.00	100	0.72		0.30		—		—		37
Year ended 3-31-2017	20.18	14.59	1	0.72		0.39		—		—		43
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	34.85	14.79	33	0.95	(5)	-0.36	(5)	1.02	(5)	-0.43	(5)	4
Year ended 3-31-2021	30.36	52.78	31	0.98		-0.24		1.04		-0.30		23
Year ended 3-31-2020	21.18	2.19	26	1.01		-0.08		1.05		-0.12		33
Year ended 3-31-2019	23.37	13.61	38	1.05	(6)	-0.05		1.06		-0.06		37
Year ended 3-31-2018	23.24	23.57	37	1.05		-0.01		1.11		-0.07		37
Year ended 3-31-2017	19.63	14.27	35	1.06		0.02		1.12		-0.04		43

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	135

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY LIMITED-TERM BOND FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$11.04	$0.06	$(0.01)	$0.05	$(0.06)	$—	$(0.06)
Year ended 3-31-2021	10.87	0.15	0.17	0.32	(0.15)	—	(0.15)
Year ended 3-31-2020	10.74	0.20	0.14	0.34	(0.21)	—	(0.21)
Year ended 3-31-2019	10.64	0.21	0.10	0.31	(0.21)	—	(0.21)
Year ended 3-31-2018	10.80	0.18	(0.15)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	11.04	(0.04)	0.03	(0.01)	— *	—	— *
Year ended 3-31-2021	10.87	0.05	0.16	0.21	(0.04)	—	(0.04)
Year ended 3-31-2020	10.74	0.11	0.13	0.24	(0.11)	—	(0.11)
Year ended 3-31-2019	10.64	0.11	0.11	0.22	(0.12)	—	(0.12)
Year ended 3-31-2018	10.80	0.08	(0.15)	(0.07)	(0.09)	—	(0.09)
Year ended 3-31-2017	10.87	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.01	(0.01)	0.00 *	(0.01)	—	(0.01)
Year ended 3-31-2021	10.87	0.07	0.17	0.24	(0.07)	—	(0.07)
Year ended 3-31-2020	10.74	0.12	0.13	0.25	(0.12)	—	(0.12)
Year ended 3-31-2019	10.64	0.13	0.10	0.23	(0.13)	—	(0.13)
Year ended 3-31-2018	10.80	0.10	(0.15)	(0.05)	(0.11)	—	(0.11)
Year ended 3-31-2017	10.87	0.09	(0.06)	0.03	(0.10)	—	(0.10)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.06	(0.02)	0.04	(0.05)	—	(0.05)
Year ended 3-31-2021	10.87	0.15	0.17	0.32	(0.15)	—	(0.15)
Year ended 3-31-2020	10.74	0.20	0.13	0.33	(0.20)	—	(0.20)
Year ended 3-31-2019	10.64	0.20	0.10	0.30	(0.20)	—	(0.20)
Year ended 3-31-2018	10.80	0.17	(0.14)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.16	(0.06)	0.10	(0.17)	—	(0.17)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.07	(0.01)	0.06	(0.07)	—	(0.07)
Year ended 3-31-2021	10.87	0.18	0.17	0.35	(0.18)	—	(0.18)
Year ended 3-31-2020	10.74	0.23	0.13	0.36	(0.23)	—	(0.23)
Year ended 3-31-2019	10.64	0.24	0.10	0.34	(0.24)	—	(0.24)
Year ended 3-31-2018	10.80	0.21	(0.16)	0.05	(0.21)	—	(0.21)
Year ended 3-31-2017	10.87	0.19	(0.06)	0.13	(0.20)	—	(0.20)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.03	(0.01)	0.02	(0.03)	—	(0.03)
Year ended 3-31-2021	10.87	0.12	0.16	0.28	(0.11)	—	(0.11)
Year ended 3-31-2020	10.74	0.16	0.14	0.30	(0.17)	—	(0.17)
Year ended 3-31-2019	10.64	0.17	0.10	0.27	(0.17)	—	(0.17)
Year ended 3-31-2018	10.80	0.14	(0.15)	(0.01)	(0.15)	—	(0.15)
Year ended 3-31-2017	10.87	0.13	(0.06)	0.07	(0.14)	—	(0.14)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.08	(0.01)	0.07	(0.08)	—	(0.08)
Year ended 3-31-2021	10.87	0.20	0.17	0.37	(0.20)	—	(0.20)
Year ended 3-31-2020	10.74	0.24	0.14	0.38	(0.25)	—	(0.25)
Year ended 3-31-2019	10.64	0.25	0.10	0.35	(0.25)	—	(0.25)
Year ended 3-31-2018	10.80	0.22	(0.15)	0.07	(0.23)	—	(0.23)
Year ended 3-31-2017	10.87	0.21	(0.06)	0.15	(0.22)	—	(0.22)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.04	0.06	(0.01)	0.05	(0.06)	—	(0.06)
Year ended 3-31-2021	10.87	0.16	0.16	0.32	(0.15)	—	(0.15)
Year ended 3-31-2020	10.74	0.20	0.14	0.34	(0.21)	—	(0.21)
Year ended 3-31-2019	10.64	0.21	0.10	0.31	(0.21)	—	(0.21)
Year ended 3-31-2018	10.80	0.18	(0.15)	0.03	(0.19)	—	(0.19)
Year ended 3-31-2017	10.87	0.17	(0.06)	0.11	(0.18)	—	(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Limited-Term Bond Fund to Delaware Ivy Limited-Term Bond Fund.

136	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$11.03	0.42%	$405		0.88	%(5)	1.02	%(5)	—%		—%		17%
Year ended 3-31-2021	11.04	2.99	421		0.89		1.39		—		—		55
Year ended 3-31-2020	10.87	3.14	381		0.91		1.86		—		—		61
Year ended 3-31-2019	10.74	2.95	382		0.91		1.90		—		—		83
Year ended 3-31-2018	10.64	0.25	431		0.89		1.69		—		—		24
Year ended 3-31-2017	10.80	0.99	536		0.88		1.59		—		—		65
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	11.03	-0.07	—	*	2.68	(5)	-0.77	(5)	—		—		17
Year ended 3-31-2021	11.04	1.97	—	*	1.90		0.49		—		—		55
Year ended 3-31-2020	10.87	2.20	2		1.84		0.97		—		—		61
Year ended 3-31-2019	10.74	2.07	3		1.77		1.03		—		—		83
Year ended 3-31-2018	10.64	-0.65	6		1.80		0.78		—		—		24
Year ended 3-31-2017	10.80	0.12	10		1.74		0.71		—		—		65
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.04	19		1.64	(5)	0.25	(5)	—		—		17
Year ended 3-31-2021	11.04	2.23	25		1.65		0.65		—		—		55
Year ended 3-31-2020	10.87	2.36	27		1.67		1.12		—		—		61
Year ended 3-31-2019	10.74	2.20	45		1.65		1.16		—		—		83
Year ended 3-31-2018	10.64	-0.51	55		1.66		0.92		—		—		24
Year ended 3-31-2017	10.80	0.24	87		1.62		0.83		—		—		65
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.41	7		0.90	(5)	0.99	(5)	0.97	(5)	0.92	(5)	17
Year ended 3-31-2021	11.04	2.96	7		0.93		1.35		0.95		1.33		55
Year ended 3-31-2020	10.87	3.11	8		0.95		1.82		1.00		1.77		61
Year ended 3-31-2019	10.74	2.90	5		0.95		1.85		1.03		1.77		83
Year ended 3-31-2018	10.64	0.17	4		0.98		1.60		1.02		1.56		24
Year ended 3-31-2017	10.80	0.89	5		0.98		1.46		—		—		65
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.52	562		0.68	(5)	1.22	(5)	—		—		17
Year ended 3-31-2021	11.04	3.21	596		0.68		1.61		—		—		55
Year ended 3-31-2020	10.87	3.38	570		0.69		2.10		—		—		61
Year ended 3-31-2019	10.74	3.19	677		0.67		2.14		—		—		83
Year ended 3-31-2018	10.64	0.49	710		0.66		1.92		—		—		24
Year ended 3-31-2017	10.80	1.23	871		0.64		1.79		—		—		65
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.22	—	*	1.27	(5)	0.62	(5)	—		—		17
Year ended 3-31-2021	11.04	2.61	—	*	1.27		1.06		—		—		55
Year ended 3-31-2020	10.87	2.76	1		1.28		1.47		—		—		61
Year ended 3-31-2019	10.74	2.60	—	*	1.26		1.54		—		—		83
Year ended 3-31-2018	10.64	-0.12	1		1.26		1.32		—		—		24
Year ended 3-31-2017	10.80	0.62	1		1.24		1.21		—		—		65
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.60	157		0.52	(5)	1.37	(5)	—		—		17
Year ended 3-31-2021	11.04	3.37	122		0.53		1.77		—		—		55
Year ended 3-31-2020	10.87	3.54	130		0.53		2.25		—		—		61
Year ended 3-31-2019	10.74	3.36	169		0.51		2.30		—		—		83
Year ended 3-31-2018	10.64	0.64	85		0.50		2.08		—		—		24
Year ended 3-31-2017	10.80	1.38	88		0.49		1.94		—		—		65
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.03	0.42	3		0.88	(5)	1.01	(5)	0.94	(5)	0.95	(5)	17
Year ended 3-31-2021	11.04	2.99	3		0.89		1.45		0.93		1.41		55
Year ended 3-31-2020	10.87	3.14	6		0.91		1.88		0.96		1.83		61
Year ended 3-31-2019	10.74	2.95	7		0.91		1.89		0.91		1.89		83
Year ended 3-31-2018	10.64	0.25	11		0.89		1.69		0.91		1.67		24
Year ended 3-31-2017	10.80	0.99	16		0.88		1.57		0.89		1.56		65

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	137

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$12.52	$0.00 *	$0.23	$0.23	$—	$—	$—
Year ended 3-31-2021	7.80	0.08	4.73	4.81	(0.09)	—	(0.09)
Year ended 3-31-2020	10.18	0.18	(1.88)	(1.70)	(0.20)	(0.48)	(0.68)
Year ended 3-31-2019	11.87	0.14	(1.08)	(0.94)	(0.16)	(0.59)	(0.75)
Year ended 3-31-2018	10.58	0.14	1.44	1.58	(0.15)	(0.14)	(0.29)
Year ended 3-31-2017	9.46	0.08	1.14	1.22	(0.10)	—	(0.10)
Class B Shares(5)
Six-month period ended 9-30-2021 (unaudited)	12.18	(0.06)	0.24	0.18	—	—	—
Year ended 3-31-2021	7.49	(0.01)	4.74	4.73	(0.04)	—	(0.04)
Year ended 3-31-2020	9.89	0.06	(1.84)	(1.78)	(0.14)	(0.48)	(0.62)
Year ended 3-31-2019	11.61	0.04	(1.08)	(1.04)	(0.09)	(0.59)	(0.68)
Year ended 3-31-2018	10.35	0.03	1.44	1.47	(0.07)	(0.14)	(0.21)
Year ended 3-31-2017	9.25	0.01	1.13	1.14	(0.04)	—	(0.04)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	12.22	(0.05)	0.23	0.18	—	—	—
Year ended 3-31-2021	7.53	0.00 *	4.73	4.73	(0.04)	—	(0.04)
Year ended 3-31-2020	9.92	0.10	(1.86)	(1.76)	(0.15)	(0.48)	(0.63)
Year ended 3-31-2019	11.64	0.06	(1.09)	(1.03)	(0.10)	(0.59)	(0.69)
Year ended 3-31-2018	10.38	0.07	1.41	1.48	(0.08)	(0.14)	(0.22)
Year ended 3-31-2017	9.28	0.02	1.13	1.15	(0.05)	—	(0.05)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	12.61	0.02	0.22	0.24	—	—	—
Year ended 3-31-2021	7.87	0.12	4.74	4.86	(0.12)	—	(0.12)
Year ended 3-31-2020	10.24	0.22	(1.88)	(1.66)	(0.23)	(0.48)	(0.71)
Year ended 3-31-2019	11.93	0.18	(1.09)	(0.91)	(0.19)	(0.59)	(0.78)
Year ended 3-31-2018	10.63	0.18	1.43	1.61	(0.17)	(0.14)	(0.31)
Year ended 3-31-2017	9.50	0.16	1.10	1.26	(0.13)	—	(0.13)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	12.47	(0.03)	0.24	0.21	—	—	—
Year ended 3-31-2021	7.75	0.02	4.78	4.80	(0.08)	—	(0.08)
Year ended 3-31-2020	10.14	0.18	(1.90)	(1.72)	(0.19)	(0.48)	(0.67)
Year ended 3-31-2019	11.83	0.13	(1.08)	(0.95)	(0.15)	(0.59)	(0.74)
Year ended 3-31-2018	10.55	0.13	1.42	1.55	(0.13)	(0.14)	(0.27)
Year ended 3-31-2017	9.44	0.09	1.11	1.20	(0.09)	—	(0.09)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	12.62	0.01	0.23	0.24	—	—	—
Year ended 3-31-2021	7.88	0.12	4.74	4.86	(0.12)	—	(0.12)
Year ended 3-31-2020	10.25	0.23	(1.89)	(1.66)	(0.23)	(0.48)	(0.71)
Year ended 3-31-2019	11.94	0.19	(1.10)	(0.91)	(0.19)	(0.59)	(0.78)
Year ended 3-31-2018(6)	11.17	0.17	0.90	1.07	(0.16)	(0.14)	(0.30)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	12.53	0.00 *	0.23	0.23	—	—	—
Year ended 3-31-2021	7.81	0.09	4.73	4.82	(0.10)	—	(0.10)
Year ended 3-31-2020	10.18	0.10	(1.78)	(1.68)	(0.21)	(0.48)	(0.69)
Year ended 3-31-2019	11.87	0.16	(1.09)	(0.93)	(0.17)	(0.59)	(0.76)
Year ended 3-31-2018	10.58	0.15	1.43	1.58	(0.15)	(0.14)	(0.29)
Year ended 3-31-2017	9.46	0.11	1.12	1.23	(0.11)	—	(0.11)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Does not include expenses of underlying Ivy Funds in which the Fund invests.

(4)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Managed International Opportunities Fund to Delaware Ivy Managed International Opportunities Fund.

138	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver(3)		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)(4)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$12.75	1.84%	$62		0.46	%(7)	-0.05	%(7)	0.49	%(7)	-0.08	%(7)	6%
Year ended 3-31-2021	12.52	61.81	64		0.46		0.80		0.50		0.76		17
Year ended 3-31-2020	7.80	-18.31	45		0.48		1.82		0.51		1.79		10
Year ended 3-31-2019	10.18	-7.32	66		0.49		1.32		0.51		1.30		71
Year ended 3-31-2018	11.87	14.95	84		0.49		1.17		0.49		1.17		10
Year ended 3-31-2017	10.58	13.00	73		0.49		0.88		0.52		0.85		24
Class B Shares(5)
Six-month period ended 9-30-2021 (unaudited)	12.36	1.48	—	*	1.25	(7)	-0.88	(7)	3.45	(7)	-3.08	(7)	6
Year ended 3-31-2021	12.18	63.23	—	*	1.25		-0.12		1.89		-0.76		17
Year ended 3-31-2020	7.49	-19.59	—	*	1.38		0.65		1.70		0.33		10
Year ended 3-31-2019	9.89	-8.43	—	*	1.40		0.34		1.59		0.15		71
Year ended 3-31-2018	11.61	14.28	1		1.40		0.24		1.47		0.17		10
Year ended 3-31-2017	10.35	12.39	1		1.40		0.12		1.47		0.05		24
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	12.40	1.47	1		1.25	(7)	-0.83	(7)	1.34	(7)	-0.92	(7)	6
Year ended 3-31-2021	12.22	62.89	1		1.25		0.01		1.36		-0.10		17
Year ended 3-31-2020	7.53	-19.36	1		1.29		0.98		1.36		0.91		10
Year ended 3-31-2019	9.92	-8.32	2		1.29		0.58		1.31		0.56		71
Year ended 3-31-2018	11.64	14.34	3		1.28		0.57		—		—		10
Year ended 3-31-2017	10.38	12.44	4		1.27		0.25		—		—		24
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	12.85	1.90	106		0.16	(7)	0.24	(7)	0.17	(7)	0.23	(7)	6
Year ended 3-31-2021	12.61	61.80	112		0.16		1.10		0.19		1.07		17
Year ended 3-31-2020	7.87	-17.91	90		0.16		2.19		0.19		2.16		10
Year ended 3-31-2019	10.24	-7.03	109		0.16		1.59		0.19		1.56		71
Year ended 3-31-2018	11.93	15.23	142		0.16		1.55		0.18		1.53		10
Year ended 3-31-2017	10.63	13.32	109		0.16		1.56		0.16		1.56		24
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	12.68	1.68	—	*	0.66	(7)	-0.44	(7)	—		—		6
Year ended 3-31-2021	12.47	62.03	—	*	0.66		0.23		0.67		0.22		17
Year ended 3-31-2020	7.75	-18.59	1		0.67		1.77		0.67		1.77		10
Year ended 3-31-2019	10.14	-7.47	1		0.66		1.16		0.67		1.15		71
Year ended 3-31-2018	11.83	14.77	1		0.66		1.12		—		—		10
Year ended 3-31-2017	10.55	12.78	1		0.66		0.94		—		—		24
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	12.86	1.90	—	*	0.16	(7)	0.11	(7)	0.21	(7)	0.06	(7)	6
Year ended 3-31-2021	12.62	61.72	1		0.16		1.08		0.18		1.06		17
Year ended 3-31-2020	7.88	-17.90	—	*	0.16		2.25		0.19		2.22		10
Year ended 3-31-2019	10.25	-7.03	—	*	0.16		1.71		0.17		1.70		71
Year ended 3-31-2018(6)	11.94	9.67	—	*	0.15	(7)	1.89	(7)	—		—		10	(8)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	12.76	1.84	—	*	0.38	(7)	0.03	(7)	0.45	(7)	-0.04	(7)	6
Year ended 3-31-2021	12.53	61.81	—	*	0.38		0.82		0.44		0.76		17
Year ended 3-31-2020	7.81	-18.15	—	*	0.38		0.95		0.76		0.57		10
Year ended 3-31-2019	10.18	-7.24	1		0.38		1.44		0.43		1.39		71
Year ended 3-31-2018	11.87	15.03	1		0.38		1.30		0.40		1.28		10
Year ended 3-31-2017	10.58	13.10	1		0.38		1.15		0.42		1.11		24

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	139

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY MID CAP GROWTH FUND^

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$37.42	$(0.16)	$3.56	$3.40	$—	$—	$—
Year ended 3-31-2021	22.28	(0.23)	19.03	18.80	—	(3.66)	(3.66)
Year ended 3-31-2020	25.28	(0.15)	(1.42)	(1.57)	—	(1.43)	(1.43)
Year ended 3-31-2019	23.99	(0.13)	3.56	3.43	—	(2.14)	(2.14)
Year ended 3-31-2018	20.81	(0.11)	5.11	5.00	—	(1.82)	(1.82)
Year ended 3-31-2017	18.96	(0.08)	2.71	2.63	—	(0.78)	(0.78)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	27.05	(0.25)	2.57	2.32	—	—	—
Year ended 3-31-2021	16.81	(0.38)	14.24	13.86	—	(3.62)	(3.62)
Year ended 3-31-2020	19.46	(0.29)	(1.04)	(1.33)	—	(1.32)	(1.32)
Year ended 3-31-2019	19.11	(0.27)	2.76	2.49	—	(2.14)	(2.14)
Year ended 3-31-2018	17.02	(0.23)	4.14	3.91	—	(1.82)	(1.82)
Year ended 3-31-2017	15.76	(0.20)	2.24	2.04	—	(0.78)	(0.78)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	29.76	(0.25)	2.83	2.58	—	—	—
Year ended 3-31-2021	18.26	(0.39)	15.51	15.12	—	(3.62)	(3.62)
Year ended 3-31-2020	21.02	(0.28)	(1.15)	(1.43)	—	(1.33)	(1.33)
Year ended 3-31-2019	20.44	(0.26)	2.98	2.72	—	(2.14)	(2.14)
Year ended 3-31-2018	18.09	(0.24)	4.41	4.17	—	(1.82)	(1.82)
Year ended 3-31-2017	16.69	(0.20)	2.38	2.18	—	(0.78)	(0.78)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	36.20	(0.18)	3.45	3.27	—	—	—
Year ended 3-31-2021	21.64	(0.25)	18.47	18.22	—	(3.66)	(3.66)
Year ended 3-31-2020	24.59	(0.16)	(1.37)	(1.53)	—	(1.42)	(1.42)
Year ended 3-31-2019	23.41	(0.14)	3.46	3.32	—	(2.14)	(2.14)
Year ended 3-31-2018	20.34	(0.11)	5.00	4.89	—	(1.82)	(1.82)
Year ended 3-31-2017	18.54	(0.09)	2.67	2.58	—	(0.78)	(0.78)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	41.48	(0.10)	3.95	3.85	—	—	—
Year ended 3-31-2021	24.41	(0.12)	20.89	20.77	—	(3.70)	(3.70)
Year ended 3-31-2020	27.52	(0.04)	(1.57)	(1.61)	—	(1.50)	(1.50)
Year ended 3-31-2019	25.83	(0.04)	3.87	3.83	—	(2.14)	(2.14)
Year ended 3-31-2018	22.23	(0.05)	5.47	5.42	—	(1.82)	(1.82)
Year ended 3-31-2017	20.15	(0.03)	2.89	2.86	—	(0.78)	(0.78)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	35.92	(0.24)	3.43	3.19	—	—	—
Year ended 3-31-2021	21.54	(0.35)	18.37	18.02	—	(3.64)	(3.64)
Year ended 3-31-2020	24.51	(0.23)	(1.37)	(1.60)	—	(1.37)	(1.37)
Year ended 3-31-2019	23.40	(0.21)	3.46	3.25	—	(2.14)	(2.14)
Year ended 3-31-2018	20.40	(0.18)	5.00	4.82	—	(1.82)	(1.82)
Year ended 3-31-2017	18.65	(0.14)	2.67	2.53	—	(0.78)	(0.78)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	41.89	(0.10)	3.99	3.89	—	—	—
Year ended 3-31-2021	24.63	(0.13)	21.09	20.96	—	(3.70)	(3.70)
Year ended 3-31-2020	27.76	(0.04)	(1.59)	(1.63)	—	(1.50)	(1.50)
Year ended 3-31-2019	26.02	(0.03)	3.91	3.88	—	(2.14)	(2.14)
Year ended 3-31-2018	22.35	(0.01)	5.50	5.49	—	(1.82)	(1.82)
Year ended 3-31-2017	20.22	0.00 *	2.91	2.91	—	(0.78)	(0.78)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	39.57	(0.17)	3.77	3.60	—	—	—
Year ended 3-31-2021	23.45	(0.24)	20.02	19.78	—	(3.66)	(3.66)
Year ended 3-31-2020	26.53	(0.15)	(1.50)	(1.65)	—	(1.43)	(1.43)
Year ended 3-31-2019	25.06	(0.13)	3.74	3.61	—	(2.14)	(2.14)
Year ended 3-31-2018	21.66	(0.10)	5.32	5.22	—	(1.82)	(1.82)
Year ended 3-31-2017	19.69	(0.08)	2.83	2.75	—	(0.78)	(0.78)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.30%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Growth Fund to Delaware Ivy Mid Cap Growth Fund.

140	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$40.82	9.09%	$2,576	1.13	%(5)	-0.80	%(5)	1.13	%(5)	-0.80	%(5)	11%
Year ended 3-31-2021	37.42	85.37	2,453	1.16		-0.68		1.17		-0.69		33
Year ended 3-31-2020	22.28	-7.20	1,391	1.20		-0.55		1.23		-0.58		22
Year ended 3-31-2019	25.28	15.72	1,668	1.23		-0.53		1.25		-0.55		38
Year ended 3-31-2018	23.99	24.56	1,600	1.31	(6)	-0.48		1.31		-0.48		26
Year ended 3-31-2017	20.81	13.99	428	1.31		-0.39		1.35		-0.43		14
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	29.37	8.58	1	2.07	(5)	-1.73	(5)	2.30	(5)	-1.96	(5)	11
Year ended 3-31-2021	27.05	83.67	4	2.07		-1.57		2.17		-1.67		33
Year ended 3-31-2020	16.81	-7.98	6	2.09		-1.45		2.13		-1.49		22
Year ended 3-31-2019	19.46	14.66	16	2.08		-1.38		2.10		-1.40		38
Year ended 3-31-2018	19.11	23.66	20	2.09		-1.26		—		—		26
Year ended 3-31-2017	17.02	13.07	17	2.10		-1.24		—		—		14
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	32.34	8.67	165	1.91	(5)	-1.58	(5)	1.91	(5)	-1.58	(5)	11
Year ended 3-31-2021	29.76	83.95	170	1.92		-1.43		1.94		-1.45		33
Year ended 3-31-2020	18.26	-7.88	143	1.95		-1.30		1.98		-1.33		22
Year ended 3-31-2019	21.02	14.90	207	1.94		-1.25		1.96		-1.27		38
Year ended 3-31-2018	20.44	23.64	203	2.02		-1.20		—		—		26
Year ended 3-31-2017	18.09	13.19	213	2.04		-1.16		—		—		14
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	39.47	9.03	22	1.24	(5)	-0.90	(5)	1.32	(5)	-0.99	(5)	11
Year ended 3-31-2021	36.20	85.20	19	1.24		-0.76		1.32		-0.84		33
Year ended 3-31-2020	21.64	-7.21	11	1.28		-0.63		1.44		-0.79		22
Year ended 3-31-2019	24.59	15.59	12	1.28		-0.59		1.47		-0.78		38
Year ended 3-31-2018	23.41	24.59	11	1.30		-0.48		1.57		-0.75		26
Year ended 3-31-2017	20.34	14.04	9	1.30		-0.47		1.65		-0.82		14
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	45.33	9.28	3,937	0.79	(5)	-0.45	(5)	0.95	(5)	-0.61	(5)	11
Year ended 3-31-2021	41.48	86.00	3,609	0.79		-0.31		0.97		-0.49		33
Year ended 3-31-2020	24.41	-6.75	1,898	0.79		-0.15		1.00		-0.36		22
Year ended 3-31-2019	27.52	16.12	2,250	0.85		-0.16		1.00		-0.31		38
Year ended 3-31-2018	25.83	24.89	1,869	1.03		-0.20		—		—		26
Year ended 3-31-2017	22.23	14.31	1,112	1.04		-0.15		—		—		14
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	39.11	8.88	91	1.54	(5)	-1.21	(5)	1.54	(5)	-1.21	(5)	11
Year ended 3-31-2021	35.92	84.62	88	1.55		-1.07		1.56		-1.08		33
Year ended 3-31-2020	21.54	-7.47	46	1.55		-0.90		1.58		-0.93		22
Year ended 3-31-2019	24.51	15.29	63	1.55		-0.86		1.57		-0.88		38
Year ended 3-31-2018	23.40	24.17	50	1.63		-0.80		—		—		26
Year ended 3-31-2017	20.40	13.68	55	1.62		-0.75		—		—		14
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	45.78	9.29	932	0.79	(5)	-0.46	(5)	0.80	(5)	-0.47	(5)	11
Year ended 3-31-2021	41.89	86.00	736	0.79		-0.33		0.82		-0.36		33
Year ended 3-31-2020	24.63	-6.77	256	0.79		-0.15		0.85		-0.21		22
Year ended 3-31-2019	27.76	16.19	282	0.80		-0.11		0.85		-0.16		38
Year ended 3-31-2018	26.02	25.07	135	0.88		-0.05		—		—		26
Year ended 3-31-2017	22.35	14.51	65	0.87		-0.02		—		—		14
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	43.17	9.10	378	1.13	(5)	-0.80	(5)	1.19	(5)	-0.86	(5)	11
Year ended 3-31-2021	39.57	85.29	363	1.16		-0.68		1.21		-0.73		33
Year ended 3-31-2020	23.45	-7.14	215	1.20		-0.55		1.24		-0.59		22
Year ended 3-31-2019	26.53	15.72	295	1.21		-0.51		1.23		-0.53		38
Year ended 3-31-2018	25.06	24.61	259	1.27		-0.44		—		—		26
Year ended 3-31-2017	21.66	14.08	321	1.26		-0.38		—		—		14

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	141

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY MID CAP INCOME OPPORTUNITIES FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$18.38	$0.09	$0.68	$0.77	$(0.08)	$—	$(0.08)
Year ended 3-31-2021	10.98	0.21	7.40	7.61	(0.21)	—	(0.21)
Year ended 3-31-2020	13.98	0.25	(2.96)	(2.71)	(0.24)	(0.05)	(0.29)
Year ended 3-31-2019	13.76	0.21	0.51	0.72	(0.20)	(0.30)	(0.50)
Year ended 3-31-2018	12.68	0.18	1.08	1.26	(0.18)	—	(0.18)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—	(0.11)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	18.30	0.02	0.65	0.67	— *	—	— *
Year ended 3-31-2021	10.93	0.10	7.37	7.47	(0.10)	—	(0.10)
Year ended 3-31-2020	13.92	0.14	(2.95)	(2.81)	(0.13)	(0.05)	(0.18)
Year ended 3-31-2019	13.70	0.11	0.51	0.62	(0.10)	(0.30)	(0.40)
Year ended 3-31-2018	12.62	0.08	1.08	1.16	(0.08)	—	(0.08)
Year ended 3-31-2017	10.91	0.07	1.70	1.77	(0.06)	—	(0.06)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	18.42	0.13	0.66	0.79	(0.11)	—	(0.11)
Year ended 3-31-2021	10.99	0.27	7.43	7.70	(0.27)	—	(0.27)
Year ended 3-31-2020	14.00	0.31	(2.97)	(2.66)	(0.30)	(0.05)	(0.35)
Year ended 3-31-2019	13.78	0.25	0.51	0.76	(0.24)	(0.30)	(0.54)
Year ended 3-31-2018	12.70	0.21	1.09	1.30	(0.22)	—	(0.22)
Year ended 3-31-2017	10.94	0.19	1.72	1.91	(0.15)	—	(0.15)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	18.35	0.05	0.67	0.72	(0.04)	—	(0.04)
Year ended 3-31-2021	10.96	0.16	7.39	7.55	(0.16)	—	(0.16)
Year ended 3-31-2020	13.96	0.20	(2.96)	(2.76)	(0.19)	(0.05)	(0.24)
Year ended 3-31-2019	13.74	0.17	0.51	0.68	(0.16)	(0.30)	(0.46)
Year ended 3-31-2018	12.65	0.13	1.09	1.22	(0.13)	—	(0.13)
Year ended 3-31-2017	10.92	0.12	1.69	1.81	(0.08)	—	(0.08)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	18.42	0.13	0.66	0.79	(0.11)	—	(0.11)
Year ended 3-31-2021	10.99	0.27	7.43	7.70	(0.27)	—	(0.27)
Year ended 3-31-2020	14.01	0.32	(2.98)	(2.66)	(0.31)	(0.05)	(0.36)
Year ended 3-31-2019	13.78	0.27	0.52	0.79	(0.26)	(0.30)	(0.56)
Year ended 3-31-2018	12.70	0.23	1.09	1.32	(0.24)	—	(0.24)
Year ended 3-31-2017	10.94	0.20	1.71	1.91	(0.15)	—	(0.15)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	18.39	0.09	0.66	0.75	(0.07)	—	(0.07)
Year ended 3-31-2021	10.98	0.21	7.41	7.62	(0.21)	—	(0.21)
Year ended 3-31-2020	13.98	0.25	(2.96)	(2.71)	(0.24)	(0.05)	(0.29)
Year ended 3-31-2019	13.76	0.22	0.50	0.72	(0.20)	(0.30)	(0.50)
Year ended 3-31-2018	12.68	0.18	1.08	1.26	(0.18)	—	(0.18)
Year ended 3-31-2017	10.93	0.15	1.71	1.86	(0.11)	—	(0.11)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Mid Cap Income Opportunities Fund to Delaware Ivy Mid Cap Income Opportunities Fund.

142	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$19.07	4.15%	$199	1.21	%(4)	0.92	%(4)	1.25	%(4)	0.88	%(4)	7%
Year ended 3-31-2021	18.38	69.70	178	1.24		1.42		1.31		1.35		23
Year ended 3-31-2020	10.98	-19.84	111	1.27		1.70		1.34		1.63		25
Year ended 3-31-2019	13.98	5.37	135	1.35		1.51		1.37		1.49		17
Year ended 3-31-2018	13.76	9.98	103	1.35		1.34		1.40		1.29		42
Year ended 3-31-2017	12.68	17.10	119	1.35		1.27		1.45		1.17		28
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	18.97	3.68	28	1.97	(4)	0.16	(4)	2.02	(4)	0.11	(4)	7
Year ended 3-31-2021	18.30	68.61	24	2.00		0.66		2.07		0.59		23
Year ended 3-31-2020	10.93	-20.50	15	2.02		0.95		2.09		0.88		25
Year ended 3-31-2019	13.92	4.58	17	2.07		0.79		2.12		0.74		17
Year ended 3-31-2018	13.70	9.30	11	2.07		0.63		2.17		0.53		42
Year ended 3-31-2017	12.62	16.19	15	2.07		0.51		2.13		0.45		28
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	19.10	4.30	1,390	0.83	(4)	1.30	(4)	1.03	(4)	1.10	(4)	7
Year ended 3-31-2021	18.42	70.58	1,224	0.83		1.78		1.06		1.55		23
Year ended 3-31-2020	10.99	-19.53	401	0.83		2.13		1.08		1.88		25
Year ended 3-31-2019	14.00	5.67	431	1.05		1.81		1.09		1.77		17
Year ended 3-31-2018	13.78	10.30	166	1.05		1.62		1.12		1.55		42
Year ended 3-31-2017	12.70	17.49	174	1.04		1.49		1.11		1.42		28
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	19.03	3.90	1	1.58	(4)	0.56	(4)	1.63	(4)	0.51	(4)	7
Year ended 3-31-2021	18.35	69.22	1	1.58		1.16		1.64		1.10		23
Year ended 3-31-2020	10.96	-20.15	3	1.59		1.38		1.66		1.31		25
Year ended 3-31-2019	13.96	5.05	3	1.67		1.19		—		—		17
Year ended 3-31-2018	13.74	9.66	3	1.68		1.00		—		—		42
Year ended 3-31-2017	12.65	16.58	3	1.73		0.97		—		—		28
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	19.10	4.30	118	0.83	(4)	1.30	(4)	0.89	(4)	1.24	(4)	7
Year ended 3-31-2021	18.42	70.58	103	0.83		1.80		0.92		1.71		23
Year ended 3-31-2020	10.99	-19.57	65	0.83		2.15		0.93		2.05		25
Year ended 3-31-2019	14.01	5.85	60	0.94		1.92		—		—		17
Year ended 3-31-2018	13.78	10.43	48	0.95		1.70		—		—		42
Year ended 3-31-2017	12.70	17.54	5	0.98		1.65		—		—		28
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	19.07	4.09	29	1.21	(4)	0.91	(4)	1.28	(4)	0.84	(4)	7
Year ended 3-31-2021	18.39	69.84	38	1.24		1.40		1.31		1.33		23
Year ended 3-31-2020	10.98	-19.89	13	1.26		1.71		1.33		1.64		25
Year ended 3-31-2019	13.98	5.45	14	1.33		1.54		—		—		17
Year ended 3-31-2018	13.76	9.99	6	1.35		1.33		1.36		1.32		42
Year ended 3-31-2017	12.68	17.10	8	1.35		1.28		1.37		1.26		28

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	143

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY MUNICIPAL BOND FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$11.89	$0.11	$(0.04)	$0.07	$(0.11)	$—	$(0.11)
Year ended 3-31-2021	11.68	0.26	0.21	0.47	(0.26)	—	(0.26)
Year ended 3-31-2020	11.70	0.34	(0.03)	0.31	(0.33)	—	(0.33)
Year ended 3-31-2019	11.72	0.40	(0.03)	0.37	(0.39)	—	(0.39)
Year ended 3-31-2018	11.82	0.42	(0.15)	0.27	(0.37)	—	(0.37)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	11.89	(0.01)	0.00 *	(0.01)	(0.03)	—	(0.03)
Year ended 3-31-2021	11.68	0.16	0.20	0.36	(0.15)	—	(0.15)
Year ended 3-31-2020	11.70	0.24	(0.03)	0.21	(0.23)	—	(0.23)
Year ended 3-31-2019	11.72	0.31	(0.02)	0.29	(0.31)	—	(0.31)
Year ended 3-31-2018	11.82	0.29	(0.13)	0.16	(0.26)	—	(0.26)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	11.89	0.06	(0.05)	0.01	(0.05)	—	(0.05)
Year ended 3-31-2021	11.68	0.16	0.21	0.37	(0.16)	—	(0.16)
Year ended 3-31-2020	11.70	0.24	(0.03)	0.21	(0.23)	—	(0.23)
Year ended 3-31-2019	11.72	0.30	(0.01)	0.29	(0.31)	—	(0.31)
Year ended 3-31-2018	11.82	0.29	(0.13)	0.16	(0.26)	—	(0.26)
Year ended 3-31-2017	12.13	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	11.89	0.12	(0.05)	0.07	(0.11)	—	(0.11)
Year ended 3-31-2021	11.68	0.28	0.21	0.49	(0.28)	—	(0.28)
Year ended 3-31-2020	11.70	0.36	(0.03)	0.33	(0.35)	—	(0.35)
Year ended 3-31-2019	11.72	0.42	(0.02)	0.40	(0.42)	—	(0.42)
Year ended 3-31-2018	11.82	0.43	(0.15)	0.28	(0.38)	—	(0.38)
Year ended 3-31-2017	12.13	0.31	(0.32)	(0.01)	(0.30)	—	(0.30)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	11.89	0.12	(0.04)	0.08	(0.12)	—	(0.12)
Year ended 3-31-2021	11.68	0.29	0.21	0.50	(0.29)	—	(0.29)
Year ended 3-31-2020	11.70	0.36	(0.02)	0.34	(0.36)	—	(0.36)
Year ended 3-31-2019	11.72	0.43	(0.02)	0.41	(0.43)	—	(0.43)
Year ended 3-31-2018(5)	11.90	0.33	(0.21)	0.12	(0.30)	—	(0.30)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.89	0.12	(0.05)	0.07	(0.11)	—	(0.11)
Year ended 3-31-2021	11.68	0.26	0.21	0.47	(0.26)	—	(0.26)
Year ended 3-31-2020	11.70	0.34	(0.03)	0.31	(0.33)	—	(0.33)
Year ended 3-31-2019	11.72	0.40	(0.02)	0.38	(0.40)	—	(0.40)
Year ended 3-31-2018	11.82	0.38	(0.12)	0.26	(0.36)	—	(0.36)
Year ended 3-31-2017	12.13	0.28	(0.31)	(0.03)	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 0.86%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.74%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal Bond Fund to Delaware Ivy Municipal Bond Fund.

144	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$11.85	0.56%	$428		0.83	%(6)	1.83	%(6)	0.89	%(6)	1.77	%(6)	11%
Year ended 3-31-2021	11.89	4.07	445		0.83		2.21		0.90		2.14		22
Year ended 3-31-2020	11.68	2.68	453		0.84		2.87		0.91		2.80		18
Year ended 3-31-2019	11.70	3.28	476		0.84		3.38		0.90		3.32		7
Year ended 3-31-2018	11.72	2.28	523		0.87	(8)	3.52		0.92		3.47		—
Year ended 3-31-2017	11.82	-0.26	68		0.98		2.28		—		—		14
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	11.85	-0.09	—	*	2.79	(6)	-0.11	(6)	—		—		11
Year ended 3-31-2021	11.89	3.08	—	*	1.79		1.34		—		—		22
Year ended 3-31-2020	11.68	1.77	1		1.74		2.01		—		—		18
Year ended 3-31-2019	11.70	2.56	1		1.64		2.60		—		—		7
Year ended 3-31-2018	11.72	1.38	2		1.74		2.44		—		—		—
Year ended 3-31-2017	11.82	-1.02	2		1.74		1.56		—		—		14
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	11.85	0.12	6		1.71	(6)	0.95	(6)	—		—		11
Year ended 3-31-2021	11.89	3.14	8		1.73		1.36		—		—		22
Year ended 3-31-2020	11.68	1.80	16		1.72		2.00		—		—		18
Year ended 3-31-2019	11.70	2.50	19		1.70		2.53		—		—		7
Year ended 3-31-2018	11.72	1.39	24		1.74		2.46		—		—		—
Year ended 3-31-2017	11.82	-1.01	25		1.73		1.57		—		—		14
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	11.85	0.62	297		0.70	(6)	1.96	(6)	0.74	(6)	1.92	(6)	11
Year ended 3-31-2021	11.89	4.21	302		0.70		2.33		0.74		2.29		22
Year ended 3-31-2020	11.68	2.83	293		0.70		3.01		0.74		2.97		18
Year ended 3-31-2019	11.70	3.53	315		0.70		3.52		0.73		3.49		7
Year ended 3-31-2018	11.72	2.36	326		0.75	(9)	3.58		0.75		3.58		—
Year ended 3-31-2017	11.82	-0.08	96		0.79		2.56		—		—		14
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	11.85	0.68	2		0.59	(6)	2.06	(6)	—		—		11
Year ended 3-31-2021	11.89	4.32	1		0.60		2.43		—		—		22
Year ended 3-31-2020	11.68	2.94	1		0.60		3.09		—		—		18
Year ended 3-31-2019	11.70	3.62	1		0.59		3.62		—		—		7
Year ended 3-31-2018(5)	11.72	1.09	1		0.60	(6)	3.74	(6)	—		—		—	(7)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	11.85	0.57	—	*	0.83	(6)	1.87	(6)	1.00	(6)	1.70	(6)	11
Year ended 3-31-2021	11.89	4.07	1		0.83		2.21		0.98		2.06		22
Year ended 3-31-2020	11.68	2.68	—	*	0.84		2.88		0.99		2.73		18
Year ended 3-31-2019	11.70	3.35	1		0.84		3.37		0.97		3.24		7
Year ended 3-31-2018	11.72	2.23	1		0.90	(8)	3.22		1.02		3.10		—
Year ended 3-31-2017	11.82	-0.26	1		0.98		2.33		1.03		2.28		14

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	145

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY MUNICIPAL HIGH INCOME FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$5.04	$0.08	$0.06	$0.14		$(0.08)	$—		$(0.08)
Year ended 3-31-2021	4.87	0.17	0.17	0.34		(0.17)	—		(0.17)
Year ended 3-31-2020	5.02	0.19	(0.15)	0.04		(0.19)	—		(0.19)
Year ended 3-31-2019	5.05	0.22	(0.03)	0.19		(0.22)	—		(0.22)
Year ended 3-31-2018	5.09	0.16	0.00 *	0.16		(0.20)	—	*	(0.20)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04		(0.23)	—		(0.23)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	5.04	0.06	0.06	0.12		(0.06)	—		(0.06)
Year ended 3-31-2021	4.87	0.14	0.17	0.31		(0.14)	—		(0.14)
Year ended 3-31-2020	5.02	0.15	(0.15)	0.00	*	(0.15)	—		(0.15)
Year ended 3-31-2019	5.05	0.18	(0.03)	0.15		(0.18)	—		(0.18)
Year ended 3-31-2018	5.09	0.18	(0.05)	0.13		(0.17)	—	*	(0.17)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00	*	(0.19)	—		(0.19)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	5.04	0.06	0.07	0.13		(0.07)	—		(0.07)
Year ended 3-31-2021	4.87	0.14	0.17	0.31		(0.14)	—		(0.14)
Year ended 3-31-2020	5.02	0.15	(0.15)	0.00	*	(0.15)	—		(0.15)
Year ended 3-31-2019	5.05	0.18	(0.03)	0.15		(0.18)	—		(0.18)
Year ended 3-31-2018	5.09	0.19	(0.06)	0.13		(0.17)	—	*	(0.17)
Year ended 3-31-2017	5.28	0.19	(0.19)	0.00	*	(0.19)	—		(0.19)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	5.04	0.08	0.07	0.15		(0.09)	—		(0.09)
Year ended 3-31-2021	4.87	0.19	0.17	0.36		(0.19)	—		(0.19)
Year ended 3-31-2020	5.02	0.20	(0.15)	0.05		(0.20)	—		(0.20)
Year ended 3-31-2019	5.05	0.23	(0.03)	0.20		(0.23)	—		(0.23)
Year ended 3-31-2018	5.09	0.23	(0.06)	0.17		(0.21)	—	*	(0.21)
Year ended 3-31-2017	5.28	0.24	(0.19)	0.05		(0.24)	—		(0.24)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	5.04	0.08	0.07	0.15		(0.09)	—		(0.09)
Year ended 3-31-2021	4.87	0.19	0.17	0.36		(0.19)	—		(0.19)
Year ended 3-31-2020	5.02	0.20	(0.14)	0.06		(0.21)	—		(0.21)
Year ended 3-31-2019	5.05	0.23	(0.03)	0.20		(0.23)	—		(0.23)
Year ended 3-31-2018(5)	5.11	0.17	(0.07)	0.10		(0.16)	—	*	(0.16)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	5.04	0.08	0.06	0.14		(0.08)	—		(0.08)
Year ended 3-31-2021	4.87	0.17	0.17	0.34		(0.17)	—		(0.17)
Year ended 3-31-2020	5.02	0.19	(0.15)	0.04		(0.19)	—		(0.19)
Year ended 3-31-2019	5.05	0.22	(0.03)	0.19		(0.22)	—		(0.22)
Year ended 3-31-2018	5.09	0.23	(0.07)	0.16		(0.20)	—	*	(0.20)
Year ended 3-31-2017	5.28	0.23	(0.19)	0.04		(0.23)	—		(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from July 5, 2017 (commencement of operations of the class) through March 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 0.67%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Municipal High Income Fund to Delaware Ivy Municipal High Income Fund.

146	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$5.10	2.86%	$626		0.88	%(6)	2.98	%(6)	—%		—%		22%
Year ended 3-31-2021	5.04	7.13	637		0.89		3.47		—		—		7
Year ended 3-31-2020	4.87	0.72	610		0.88		3.76		—		—		18
Year ended 3-31-2019	5.02	3.76	665		0.87		4.32		—		—		10
Year ended 3-31-2018	5.05	3.35	732		0.88		3.17		—		—		3
Year ended 3-31-2017	5.09	0.65	235		0.87		4.27		—		—		8
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	5.10	2.46	—	*	1.62	(6)	2.39	(6)	2.04	(6)	1.97	(6)	22
Year ended 3-31-2021	5.04	6.33	—	*	1.62		2.85		1.76		2.71		7
Year ended 3-31-2020	4.87	-0.04	3		1.62		3.03		1.72		2.93		18
Year ended 3-31-2019	5.02	3.06	6		1.58		3.64		1.58		3.64		10
Year ended 3-31-2018	5.05	2.57	9		1.62		3.63		1.72		3.53		3
Year ended 3-31-2017	5.09	-0.11	11		1.62		3.52		1.63		3.51		8
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	5.10	2.50	24		1.58	(6)	2.30	(6)	1.69	(6)	2.19	(6)	22
Year ended 3-31-2021	5.04	6.39	30		1.58		2.85		1.68		2.75		7
Year ended 3-31-2020	4.87	0.01	79		1.58		3.06		1.65		2.99		18
Year ended 3-31-2019	5.02	3.06	106		1.58		3.63		1.63		3.58		10
Year ended 3-31-2018	5.05	2.61	143		1.58		3.67		1.64		3.61		3
Year ended 3-31-2017	5.09	-0.07	182		1.58		3.56		1.60		3.54		8
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	5.10	3.00	313		0.61	(6)	3.25	(6)	0.73	(6)	3.13	(6)	22
Year ended 3-31-2021	5.04	7.42	313		0.61		3.76		0.74		3.63		7
Year ended 3-31-2020	4.87	0.99	355		0.61		4.02		0.72		3.91		18
Year ended 3-31-2019	5.02	4.04	413		0.64		4.57		0.71		4.50		10
Year ended 3-31-2018	5.05	3.56	520		0.68	(8)	4.49		0.72		4.45		3
Year ended 3-31-2017	5.09	0.84	617		0.68		4.46		0.69		4.45		8
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	5.10	3.01	1		0.60	(6)	3.25	(6)	—		—		22
Year ended 3-31-2021	5.04	7.43	1		0.60		3.77		—		—		7
Year ended 3-31-2020	4.87	1.03	1		0.58		4.03		—		—		18
Year ended 3-31-2019	5.02	4.13	1		0.57		4.56		—		—		10
Year ended 3-31-2018(5)	5.05	2.07	—	*	0.58	(6)	4.55	(6)	—		—		3	(7)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	5.10	2.86	5		0.88	(6)	2.98	(6)	0.99	(6)	2.87	(6)	22
Year ended 3-31-2021	5.04	7.12	4		0.89		3.49		0.99		3.39		7
Year ended 3-31-2020	4.87	0.72	6		0.88		3.75		0.98		3.65		18
Year ended 3-31-2019	5.02	3.79	7		0.87		4.36		0.96		4.27		10
Year ended 3-31-2018	5.05	3.35	10		0.88		4.44		0.98		4.34		3
Year ended 3-31-2017	5.09	0.65	15		0.86		4.28		0.95		4.19		8

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	147

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY PZENA INTERNATIONAL VALUE FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$18.54	$0.18	$(0.08)	$0.10	$—	$—	$—
Year ended 3-31-2021	11.08	0.16	7.48	7.64	(0.18)	—	(0.18)
Year ended 3-31-2020	14.93	0.32	(3.81)	(3.49)	(0.36)	—	(0.36)
Year ended 3-31-2019	18.08	0.16	(1.33)	(1.17)	(0.07)	(1.91)	(1.98)
Year ended 3-31-2018	17.15	0.08	1.00	1.08	(0.15)	—	(0.15)
Year ended 3-31-2017	14.33	0.14	2.74	2.88	(0.06)	—	(0.06)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	16.03	(0.13)	(0.19)	(0.32)	—	—	—
Year ended 3-31-2021	9.71	(0.19)	6.51	6.32	—	—	—
Year ended 3-31-2020	13.16	0.06	(3.39)	(3.33)	(0.12)	—	(0.12)
Year ended 3-31-2019	16.34	(0.11)	(1.20)	(1.31)	—	(1.87)	(1.87)
Year ended 3-31-2018	15.58	(0.14)	0.90	0.76	—	—	—
Year ended 3-31-2017	13.15	(0.07)	2.50	2.43	—	—	—
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	17.16	0.09	(0.07)	0.02	—	—	—
Year ended 3-31-2021	10.28	0.02	6.95	6.97	(0.09)	—	(0.09)
Year ended 3-31-2020	13.89	0.22	(3.55)	(3.33)	(0.28)	—	(0.28)
Year ended 3-31-2019	16.99	0.06	(1.25)	(1.19)	—	(1.91)	(1.91)
Year ended 3-31-2018	16.12	(0.03)	0.94	0.91	(0.04)	—	(0.04)
Year ended 3-31-2017	13.50	0.03	2.59	2.62	—	—	—
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	19.05	0.21	(0.08)	0.13	—	—	—
Year ended 3-31-2021	11.37	0.22	7.70	7.92	(0.24)	—	(0.24)
Year ended 3-31-2020	15.30	0.39	(3.89)	(3.50)	(0.43)	—	(0.43)
Year ended 3-31-2019	18.48	0.24	(1.37)	(1.13)	(0.14)	(1.91)	(2.05)
Year ended 3-31-2018	17.53	0.17	1.01	1.18	(0.23)	—	(0.23)
Year ended 3-31-2017	14.64	0.16	2.87	3.03	(0.14)	—	(0.14)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	18.50	0.29	(0.22)	0.07	—	—	—
Year ended 3-31-2021	11.06	0.14	7.47	7.61	(0.17)	—	(0.17)
Year ended 3-31-2020	14.90	0.30	(3.79)	(3.49)	(0.35)	—	(0.35)
Year ended 3-31-2019	18.05	0.14	(1.33)	(1.19)	(0.05)	(1.91)	(1.96)
Year ended 3-31-2018	17.13	0.06	0.99	1.05	(0.13)	—	(0.13)
Year ended 3-31-2017	14.32	0.10	2.76	2.86	(0.05)	—	(0.05)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	19.11	0.23	(0.09)	0.14	—	—	—
Year ended 3-31-2021	11.40	0.24	7.74	7.98	(0.27)	—	(0.27)
Year ended 3-31-2020	15.34	0.43	(3.91)	(3.48)	(0.46)	—	(0.46)
Year ended 3-31-2019	18.53	0.28	(1.39)	(1.11)	(0.17)	(1.91)	(2.08)
Year ended 3-31-2018	17.57	0.21	1.01	1.22	(0.26)	—	(0.26)
Year ended 3-31-2017	14.68	0.22	2.83	3.05	(0.16)	—	(0.16)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	18.85	0.19	(0.08)	0.11	—	—	—
Year ended 3-31-2021	11.26	0.20	7.60	7.80	(0.21)	—	(0.21)
Year ended 3-31-2020	15.16	0.38	(3.89)	(3.51)	(0.39)	—	(0.39)
Year ended 3-31-2019	18.33	0.20	(1.36)	(1.16)	(0.10)	(1.91)	(2.01)
Year ended 3-31-2018	17.39	0.12	1.01	1.13	(0.19)	—	(0.19)
Year ended 3-31-2017	14.53	0.16	2.80	2.96	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Pzena International Value Fund to Delaware Ivy Pzena International Value Fund.

148	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$18.64	0.54%	$64		1.43	%(5)	1.86	%(5)	1.64	%(5)	1.65	%(5)	11%
Year ended 3-31-2021	18.54	69.18	66		1.55		1.08		1.76		0.87		20
Year ended 3-31-2020	11.08	-24.08	45		1.56		2.19		1.77		1.98		26
Year ended 3-31-2019	14.93	-6.19	75		1.55		0.99		1.75		0.79		85
Year ended 3-31-2018	18.08	6.30	96		1.59		0.47		1.75		0.31		33
Year ended 3-31-2017	17.15	20.10	98		1.65		0.91		1.81		0.75		51
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	15.71	-2.00	—	*	5.03	(5)	-1.55	(5)	5.24	(5)	-1.76	(5)	11
Year ended 3-31-2021	16.03	65.09	—	*	4.03		-1.56		4.24		-1.77		20
Year ended 3-31-2020	9.71	-25.59	—	*	3.62		0.44		3.83		0.23		26
Year ended 3-31-2019	13.16	-7.75	—	*	3.19		-0.68		3.39		-0.88		85
Year ended 3-31-2018	16.34	4.88	1		2.96		-0.86		3.12		-1.02		33
Year ended 3-31-2017	15.58	18.48	1		2.94		-0.53		3.10		-0.69		51
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	17.18	0.12	1		2.25	(5)	1.06	(5)	2.46	(5)	0.85	(5)	11
Year ended 3-31-2021	17.16	67.92	1		2.31		0.18		2.52		-0.03		20
Year ended 3-31-2020	10.28	-24.55	1		2.20		1.57		2.41		1.36		26
Year ended 3-31-2019	13.89	-6.74	2		2.13		0.39		2.33		0.19		85
Year ended 3-31-2018	16.99	5.65	3		2.19		-0.18		2.35		-0.34		33
Year ended 3-31-2017	16.12	19.41	14		2.21		0.19		2.37		0.03		51
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	19.18	0.68	96		1.08	(5)	2.15	(5)	1.29	(5)	1.94	(5)	11
Year ended 3-31-2021	19.05	69.97	92		1.12		1.48		1.33		1.27		20
Year ended 3-31-2020	11.37	-23.71	74		1.11		2.60		1.32		2.39		26
Year ended 3-31-2019	15.30	-5.79	95		1.12		1.43		1.32		1.23		85
Year ended 3-31-2018	18.48	6.73	77		1.16		0.91		1.32		0.75		33
Year ended 3-31-2017	17.53	20.70	96		1.17		0.96		1.33		0.80		51
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	18.57	0.38	—	*	1.76	(5)	2.84	(5)	1.97	(5)	2.63	(5)	11
Year ended 3-31-2021	18.50	68.98	—	*	1.69		0.98		1.90		0.77		20
Year ended 3-31-2020	11.06	-24.13	—	*	1.67		2.03		1.88		1.82		26
Year ended 3-31-2019	14.90	-6.33	—	*	1.69		0.85		1.89		0.65		85
Year ended 3-31-2018	18.05	6.13	—	*	1.72		0.32		1.88		0.16		33
Year ended 3-31-2017	17.13	19.96	—	*	1.75		0.64		1.91		0.48		51
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	19.25	0.73	68		0.92	(5)	2.31	(5)	1.13	(5)	2.10	(5)	11
Year ended 3-31-2021	19.11	70.31	90		0.94		1.62		1.15		1.41		20
Year ended 3-31-2020	11.40	-23.58	84		0.93		2.84		1.14		2.63		26
Year ended 3-31-2019	15.34	-5.66	105		0.91		1.72		1.11		1.52		85
Year ended 3-31-2018	18.53	6.94	—	*	0.99		1.18		1.15		1.02		33
Year ended 3-31-2017	17.57	20.81	1		1.00		1.41		1.16		1.25		51
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	18.96	0.58	1		1.34	(5)	1.96	(5)	1.55	(5)	1.75	(5)	11
Year ended 3-31-2021	18.85	69.55	1		1.36		1.32		1.57		1.11		20
Year ended 3-31-2020	11.26	-23.93	1		1.41		2.52		1.62		2.31		26
Year ended 3-31-2019	15.16	-6.04	2		1.36		1.17		1.56		0.97		85
Year ended 3-31-2018	18.33	6.48	2		1.39		0.66		1.55		0.50		33
Year ended 3-31-2017	17.39	20.38	2		1.41		1.00		1.57		0.84		51

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	149

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY SECURIAN CORE BOND FUND^

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$10.79	$0.09	$0.18	$0.27	$(0.10)	$—	$(0.10)
Year ended 3-31-2021	10.49	0.20	0.57	0.77	(0.22)	(0.25)	(0.47)
Year ended 3-31-2020	10.66	0.27	(0.07)	0.20	(0.28)	(0.09)	(0.37)
Year ended 3-31-2019	10.57	0.32	0.09	0.41	(0.32)	—	(0.32)
Year ended 3-31-2018	10.62	0.28	(0.04)	0.24	(0.29)	—	(0.29)
Year ended 3-31-2017	10.54	0.24	0.11	0.35	(0.27)	—	(0.27)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	10.79	0.02	0.18	0.20	(0.03)	—	(0.03)
Year ended 3-31-2021	10.49	0.10	0.56	0.66	(0.11)	(0.25)	(0.36)
Year ended 3-31-2020	10.66	0.17	(0.07)	0.10	(0.18)	(0.09)	(0.27)
Year ended 3-31-2019	10.57	0.23	0.09	0.32	(0.23)	—	(0.23)
Year ended 3-31-2018	10.62	0.18	(0.04)	0.14	(0.19)	—	(0.19)
Year ended 3-31-2017	10.54	0.14	0.10	0.24	(0.16)	—	(0.16)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.05	0.18	0.23	(0.06)	—	(0.06)
Year ended 3-31-2021	10.49	0.11	0.58	0.69	(0.14)	(0.25)	(0.39)
Year ended 3-31-2020	10.66	0.19	(0.07)	0.12	(0.20)	(0.09)	(0.29)
Year ended 3-31-2019	10.57	0.25	0.09	0.34	(0.25)	—	(0.25)
Year ended 3-31-2018	10.62	0.20	(0.04)	0.16	(0.21)	—	(0.21)
Year ended 3-31-2017	10.54	0.17	0.10	0.27	(0.19)	—	(0.19)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.09	0.18	0.27	(0.10)	—	(0.10)
Year ended 3-31-2021	10.49	0.19	0.57	0.76	(0.21)	(0.25)	(0.46)
Year ended 3-31-2020	10.66	0.27	(0.07)	0.20	(0.28)	(0.09)	(0.37)
Year ended 3-31-2019	10.57	0.32	0.09	0.41	(0.32)	—	(0.32)
Year ended 3-31-2018	10.62	0.28	(0.04)	0.24	(0.29)	—	(0.29)
Year ended 3-31-2017	10.54	0.25	0.10	0.35	(0.27)	—	(0.27)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.11	0.18	0.29	(0.12)	—	(0.12)
Year ended 3-31-2021	10.49	0.24	0.58	0.82	(0.27)	(0.25)	(0.52)
Year ended 3-31-2020	10.66	0.32	(0.07)	0.25	(0.33)	(0.09)	(0.42)
Year ended 3-31-2019	10.57	0.37	0.09	0.46	(0.37)	—	(0.37)
Year ended 3-31-2018	10.62	0.33	(0.04)	0.29	(0.34)	—	(0.34)
Year ended 3-31-2017	10.54	0.29	0.09	0.38	(0.30)	—	(0.30)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.07	0.18	0.25	(0.08)	—	(0.08)
Year ended 3-31-2021	10.49	0.16	0.57	0.73	(0.18)	(0.25)	(0.43)
Year ended 3-31-2020	10.66	0.24	(0.07)	0.17	(0.25)	(0.09)	(0.34)
Year ended 3-31-2019	10.57	0.29	0.09	0.38	(0.29)	—	(0.29)
Year ended 3-31-2018	10.62	0.25	(0.03)	0.22	(0.27)	—	(0.27)
Year ended 3-31-2017	10.54	0.22	0.10	0.32	(0.24)	—	(0.24)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.11	0.18	0.29	(0.12)	—	(0.12)
Year ended 3-31-2021	10.49	0.24	0.58	0.82	(0.27)	(0.25)	(0.52)
Year ended 3-31-2020	10.66	0.32	(0.07)	0.25	(0.33)	(0.09)	(0.42)
Year ended 3-31-2019	10.57	0.37	0.09	0.46	(0.37)	—	(0.37)
Year ended 3-31-2018	10.62	0.33	(0.04)	0.29	(0.34)	—	(0.34)
Year ended 3-31-2017	10.54	0.30	0.10	0.40	(0.32)	—	(0.32)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	10.79	0.09	0.18	0.27	(0.10)	—	(0.10)
Year ended 3-31-2021	10.49	0.20	0.57	0.77	(0.22)	(0.25)	(0.47)
Year ended 3-31-2020	10.66	0.27	(0.07)	0.20	(0.28)	(0.09)	(0.37)
Year ended 3-31-2019	10.57	0.33	0.09	0.42	(0.33)	—	(0.33)
Year ended 3-31-2018	10.62	0.29	(0.04)	0.25	(0.30)	—	(0.30)
Year ended 3-31-2017	10.54	0.26	0.10	0.36	(0.28)	—	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Securian Core Bond Fund to Delaware Ivy Securian Core Bond Fund.

150	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$10.96	2.52%	$210		0.86	%(5)	1.65	%(5)	0.97	%(5)	1.54	%(5)	43%
Year ended 3-31-2021	10.79	7.32	219		0.87		1.77		0.97		1.67		98
Year ended 3-31-2020	10.49	1.79	199		1.00		2.48		1.02		2.46		118
Year ended 3-31-2019	10.66	3.96	177		1.02		2.95		1.05		2.92		91
Year ended 3-31-2018	10.57	2.26	200		1.04		2.60		1.07		2.57		163
Year ended 3-31-2017	10.62	3.30	206		1.05		2.28		1.06		2.27		190
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	10.96	1.85	—	*	2.13	(5)	0.41	(5)	2.24	(5)	0.30	(5)	43
Year ended 3-31-2021	10.79	6.29	—	*	1.82		0.86		1.92		0.76		98
Year ended 3-31-2020	10.49	0.84	1		1.94		1.58		1.96		1.56		118
Year ended 3-31-2019	10.66	3.12	2		1.83		2.13		1.86		2.10		91
Year ended 3-31-2018	10.57	1.33	3		1.96		1.68		1.99		1.65		163
Year ended 3-31-2017	10.62	2.32	5		2.02		1.33		2.03		1.32		190
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.12	9		1.65	(5)	0.87	(5)	1.76	(5)	0.76	(5)	43
Year ended 3-31-2021	10.79	6.50	11		1.64		1.01		1.74		0.91		98
Year ended 3-31-2020	10.49	1.02	14		1.75		1.73		1.77		1.71		118
Year ended 3-31-2019	10.66	3.25	13		1.71		2.26		1.74		2.23		91
Year ended 3-31-2018	10.57	1.51	16		1.77		1.87		1.80		1.84		163
Year ended 3-31-2017	10.62	2.59	26		1.76		1.60		1.77		1.59		190
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.47	4		0.95	(5)	1.57	(5)	1.19	(5)	1.33	(5)	43
Year ended 3-31-2021	10.79	7.24	5		0.95		1.70		1.14		1.51		98
Year ended 3-31-2020	10.49	1.79	4		0.99		2.48		1.22		2.25		118
Year ended 3-31-2019	10.66	3.96	3		1.02		2.95		1.27		2.70		91
Year ended 3-31-2018	10.57	2.27	4		1.03		2.61		1.24		2.40		163
Year ended 3-31-2017	10.62	3.31	4		1.05		2.31		1.23		2.13		190
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.73	700		0.45	(5)	2.07	(5)	0.72	(5)	1.80	(5)	43
Year ended 3-31-2021	10.79	7.77	772		0.45		2.20		0.72		1.93		98
Year ended 3-31-2020	10.49	2.25	742		0.54		2.93		0.73		2.74		118
Year ended 3-31-2019	10.66	4.46	586		0.54		3.43		0.74		3.23		91
Year ended 3-31-2018	10.57	2.77	525		0.54		3.10		0.74		2.90		163
Year ended 3-31-2017	10.62	3.68	458		0.69		2.70		0.74		2.65		190
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.34	1		1.20	(5)	1.32	(5)	1.31	(5)	1.21	(5)	43
Year ended 3-31-2021	10.79	6.97	1		1.20		1.46		1.30		1.36		98
Year ended 3-31-2020	10.49	1.48	1		1.30		2.18		1.32		2.16		118
Year ended 3-31-2019	10.66	3.67	1		1.30		2.67		1.33		2.64		91
Year ended 3-31-2018	10.57	2.04	2		1.29		2.31		1.32		2.28		163
Year ended 3-31-2017	10.62	3.04	8		1.32		2.07		1.33		2.06		190
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.73	175		0.45	(5)	2.07	(5)	0.57	(5)	1.95	(5)	43
Year ended 3-31-2021	10.79	7.77	184		0.45		2.20		0.57		2.08		98
Year ended 3-31-2020	10.49	2.25	133		0.54		2.94		0.58		2.90		118
Year ended 3-31-2019	10.66	4.46	110		0.54		3.41		0.58		3.37		91
Year ended 3-31-2018	10.57	2.77	195		0.54		3.10		0.58		3.06		163
Year ended 3-31-2017	10.62	3.80	2		0.58		2.77		0.59		2.76		190
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	10.96	2.52	7		0.86	(5)	1.65	(5)	0.97	(5)	1.54	(5)	43
Year ended 3-31-2021	10.79	7.33	7		0.87		1.78		0.97		1.68		98
Year ended 3-31-2020	10.49	1.82	10		0.96		2.48		0.98		2.46		118
Year ended 3-31-2019	10.66	4.04	5		0.95		3.03		0.98		3.00		91
Year ended 3-31-2018	10.57	2.35	5		0.95		2.69		0.98		2.66		163
Year ended 3-31-2017	10.62	3.39	5		0.97		2.39		0.98		2.38		190

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	151

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY SMALL CAP CORE FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$22.43	$(0.05)	$(0.02)	$(0.07)	$—	$—	$—
Year ended 3-31-2021	12.88	(0.06)	9.61	9.55	—	—	—
Year ended 3-31-2020	16.87	(0.04)	(3.83)	(3.87)	—	(0.12)	(0.12)
Year ended 3-31-2019	18.29	(0.09)	1.04	0.95	—	(2.37)	(2.37)
Year ended 3-31-2018	17.66	(0.04)	1.09	1.05	—	(0.42)	(0.42)
Year ended 3-31-2017	14.38	(0.05)	4.14	4.09	—	(0.81)	(0.81)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	17.27	(0.17)	(0.02)	(0.19)	—	—	—
Year ended 3-31-2021	10.02	(0.17)	7.42	7.25	—	—	—
Year ended 3-31-2020	13.27	(0.16)	(2.97)	(3.13)	—	(0.12)	(0.12)
Year ended 3-31-2019	14.79	(0.20)	0.82	0.62	—	(2.14)	(2.14)
Year ended 3-31-2018	14.45	(0.16)	0.88	0.72	—	(0.38)	(0.38)
Year ended 3-31-2017	11.92	(0.17)	3.43	3.26	—	(0.73)	(0.73)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	18.75	(0.12)	0.00 *	(0.12)	—	—	—
Year ended 3-31-2021	10.85	(0.15)	8.05	7.90	—	—	—
Year ended 3-31-2020	14.32	(0.14)	(3.21)	(3.35)	—	(0.12)	(0.12)
Year ended 3-31-2019	15.81	(0.19)	0.89	0.70	—	(2.19)	(2.19)
Year ended 3-31-2018	15.39	(0.16)	0.97	0.81	—	(0.39)	(0.39)
Year ended 3-31-2017	12.64	(0.14)	3.64	3.50	—	(0.75)	(0.75)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	24.68	0.00 *	(0.02)	(0.02)	—	—	—
Year ended 3-31-2021	14.10	0.02	10.56	10.58	—	—	—
Year ended 3-31-2020	18.40	0.05	(4.19)	(4.14)	(0.02)	(0.14)	(0.16)
Year ended 3-31-2019	19.79	(0.01)	1.13	1.12	—	(2.51)	(2.51)
Year ended 3-31-2018	19.03	0.00 *	1.20	1.20	—	(0.44)	(0.44)
Year ended 3-31-2017	15.42	0.01	4.46	4.47	—	(0.86)	(0.86)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	22.20	(0.09)	(0.01)	(0.10)	—	—	—
Year ended 3-31-2021	12.78	(0.11)	9.53	9.42	—	—	—
Year ended 3-31-2020	16.78	(0.09)	(3.79)	(3.88)	—	(0.12)	(0.12)
Year ended 3-31-2019	18.18	(0.13)	1.03	0.90	—	(2.30)	(2.30)
Year ended 3-31-2018	17.58	(0.11)	1.12	1.01	—	(0.41)	(0.41)
Year ended 3-31-2017	14.33	(0.09)	4.13	4.04	—	(0.79)	(0.79)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	24.88	0.00 *	(0.02)	(0.02)	—	—	—
Year ended 3-31-2021	14.22	0.02	10.64	10.66	—	—	—
Year ended 3-31-2020	18.55	0.05	(4.22)	(4.17)	(0.02)	(0.14)	(0.16)
Year ended 3-31-2019	19.96	0.01	1.13	1.14	—	(2.55)	(2.55)
Year ended 3-31-2018	19.17	0.03	1.21	1.24	—	(0.45)	(0.45)
Year ended 3-31-2017	15.52	0.04	4.49	4.53	—	(0.88)	(0.88)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	23.73	(0.05)	(0.02)	(0.07)	—	—	—
Year ended 3-31-2021	13.62	(0.05)	10.16	10.11	—	—	—
Year ended 3-31-2020	17.81	(0.03)	(4.04)	(4.07)	—	(0.12)	(0.12)
Year ended 3-31-2019	19.20	(0.08)	1.10	1.02	—	(2.41)	(2.41)
Year ended 3-31-2018	18.51	(0.03)	1.15	1.12	—	(0.43)	(0.43)
Year ended 3-31-2017	15.03	(0.03)	4.34	4.31	—	(0.83)	(0.83)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Core Fund to Delaware Ivy Small Cap Core Fund.

152	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$22.36	-0.31%	$168		1.33	%(5)	-0.47	%(5)	1.36	%(5)	-0.50	%(5)	33%
Year ended 3-31-2021	22.43	74.15	176		1.37		-0.37		1.41		-0.41		127
Year ended 3-31-2020	12.88	-23.13	114		1.38		-0.24		1.41		-0.27		138
Year ended 3-31-2019	16.87	6.30	174		1.40		-0.48		1.42		-0.50		119
Year ended 3-31-2018	18.29	5.97	186		1.46		-0.24		—		—		119
Year ended 3-31-2017	17.66	28.52	200		1.50		-0.28		—		—		133
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	17.08	-1.10	—	*	2.75	(5)	-1.89	(5)	2.77	(5)	-1.91	(5)	33
Year ended 3-31-2021	17.27	72.35	—	*	2.39		-1.33		2.42		-1.36		127
Year ended 3-31-2020	10.02	-23.83	1		2.33		-1.18		2.35		-1.20		138
Year ended 3-31-2019	13.27	5.43	2		2.25		-1.33		2.27		-1.35		119
Year ended 3-31-2018	14.79	4.91	3		2.39		-1.06		—		—		119
Year ended 3-31-2017	14.45	27.39	5		2.44		-1.26		—		—		133
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	18.63	-0.64	20		2.06	(5)	-1.20	(5)	2.08	(5)	-1.22	(5)	33
Year ended 3-31-2021	18.75	72.81	22		2.09		-1.07		2.12		-1.10		127
Year ended 3-31-2020	10.85	-23.62	20		2.10		-0.96		2.12		-0.98		138
Year ended 3-31-2019	14.32	5.59	35		2.07		-1.15		2.09		-1.17		119
Year ended 3-31-2018	15.81	5.21	33		2.14		-0.97		—		—		119
Year ended 3-31-2017	15.39	27.72	33		2.17		-0.99		—		—		133
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	24.66	-0.08	432		0.89	(5)	-0.03	(5)	1.08	(5)	-0.22	(5)	33
Year ended 3-31-2021	24.68	75.04	451		0.89		0.11		1.09		-0.09		127
Year ended 3-31-2020	14.10	-22.74	304		0.89		0.25		1.10		0.04		138
Year ended 3-31-2019	18.40	6.79	393		0.95		-0.03		1.09		-0.17		119
Year ended 3-31-2018	19.79	6.29	333		1.10		-0.02		—		—		119
Year ended 3-31-2017	19.03	29.05	253		1.10		0.03		—		—		133
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	22.10	-0.45	24		1.64	(5)	-0.78	(5)	1.66	(5)	-0.80	(5)	33
Year ended 3-31-2021	22.20	73.71	25		1.64		-0.64		1.67		-0.67		127
Year ended 3-31-2020	12.78	-23.32	15		1.65		-0.52		1.67		-0.54		138
Year ended 3-31-2019	16.78	6.04	16		1.65		-0.73		1.67		-0.75		119
Year ended 3-31-2018	18.18	5.69	11		1.68		-0.62		—		—		119
Year ended 3-31-2017	17.58	28.27	6		1.69		-0.51		—		—		133
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	24.86	-0.08	72		0.89	(5)	-0.03	(5)	0.93	(5)	-0.07	(5)	33
Year ended 3-31-2021	24.88	74.96	77		0.89		0.11		0.95		0.05		127
Year ended 3-31-2020	14.22	-22.72	59		0.89		0.24		0.95		0.18		138
Year ended 3-31-2019	18.55	6.87	77		0.90		0.04		0.94		—		119
Year ended 3-31-2018	19.96	6.45	43		0.94		0.16		—		—		119
Year ended 3-31-2017	19.17	29.25	9		0.95		0.22		—		—		133
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	23.66	-0.29	9		1.33	(5)	-0.45	(5)	1.35	(5)	-0.47	(5)	33
Year ended 3-31-2021	23.73	74.23	9		1.30		-0.28		1.34		-0.32		127
Year ended 3-31-2020	13.62	-23.08	7		1.32		-0.19		1.35		-0.22		138
Year ended 3-31-2019	17.81	6.45	16		1.31		-0.41		1.33		-0.43		119
Year ended 3-31-2018	19.20	6.00	18		1.36		-0.16		—		—		119
Year ended 3-31-2017	18.51	28.74	22		1.35		-0.20		—		—		133

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	153

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY SMALL CAP GROWTH FUND^

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$22.28	$(0.11)	$0.53	$0.42	$—	$—	$—
Year ended 3-31-2021	13.27	(0.18)	11.15	10.97	—	(1.96)	(1.96)
Year ended 3-31-2020	17.19	(0.15)	(2.59)	(2.74)	—	(1.18)	(1.18)
Year ended 3-31-2019	18.63	(0.15)	1.44	1.29	—	(2.73)	(2.73)
Year ended 3-31-2018	17.23	(0.15)	3.56	3.41	—	(2.01)	(2.01)
Year ended 3-31-2017	14.81	(0.13)	3.58	3.45	—	(1.03)	(1.03)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	13.62	(0.14)	0.33	0.19	—	—	—
Year ended 3-31-2021	8.65	(0.22)	7.15	6.93	—	(1.96)	(1.96)
Year ended 3-31-2020	11.70	(0.21)	(1.66)	(1.87)	—	(1.18)	(1.18)
Year ended 3-31-2019	13.55	(0.23)	1.01	0.78	—	(2.63)	(2.63)
Year ended 3-31-2018	13.11	(0.23)	2.66	2.43	—	(1.99)	(1.99)
Year ended 3-31-2017	11.57	(0.21)	2.78	2.57	—	(1.03)	(1.03)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	15.96	(0.15)	0.39	0.24	—	—	—
Year ended 3-31-2021	9.92	(0.24)	8.24	8.00	—	(1.96)	(1.96)
Year ended 3-31-2020	13.23	(0.21)	(1.92)	(2.13)	—	(1.18)	(1.18)
Year ended 3-31-2019	14.97	(0.23)	1.14	0.91	—	(2.65)	(2.65)
Year ended 3-31-2018	14.28	(0.24)	2.92	2.68	—	(1.99)	(1.99)
Year ended 3-31-2017	12.50	(0.20)	3.01	2.81	—	(1.03)	(1.03)
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	21.98	(0.12)	0.53	0.41	—	—	—
Year ended 3-31-2021	13.11	(0.18)	11.01	10.83	—	(1.96)	(1.96)
Year ended 3-31-2020	17.00	(0.15)	(2.56)	(2.71)	—	(1.18)	(1.18)
Year ended 3-31-2019	18.46	(0.16)	1.43	1.27	—	(2.73)	(2.73)
Year ended 3-31-2018	17.09	(0.15)	3.53	3.38	—	(2.01)	(2.01)
Year ended 3-31-2017	14.70	(0.14)	3.56	3.42	—	(1.03)	(1.03)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	32.06	(0.10)	0.76	0.66	—	—	—
Year ended 3-31-2021	18.51	(0.15)	15.66	15.51	—	(1.96)	(1.96)
Year ended 3-31-2020	23.43	(0.11)	(3.63)	(3.74)	—	(1.18)	(1.18)
Year ended 3-31-2019	24.36	(0.11)	1.93	1.82	—	(2.75)	(2.75)
Year ended 3-31-2018	21.96	(0.12)	4.58	4.46	—	(2.06)	(2.06)
Year ended 3-31-2017	18.57	(0.10)	4.52	4.42	—	(1.03)	(1.03)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	21.50	(0.15)	0.52	0.37	—	—	—
Year ended 3-31-2021	12.89	(0.24)	10.81	10.57	—	(1.96)	(1.96)
Year ended 3-31-2020	16.78	(0.20)	(2.51)	(2.71)	—	(1.18)	(1.18)
Year ended 3-31-2019	18.27	(0.20)	1.41	1.21	—	(2.70)	(2.70)
Year ended 3-31-2018	16.97	(0.20)	3.49	3.29	—	(1.99)	(1.99)
Year ended 3-31-2017	14.63	(0.17)	3.54	3.37	—	(1.03)	(1.03)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	32.30	(0.10)	0.77	0.67	—	—	—
Year ended 3-31-2021	18.63	(0.15)	15.78	15.63	—	(1.96)	(1.96)
Year ended 3-31-2020	23.58	(0.10)	(3.67)	(3.77)	—	(1.18)	(1.18)
Year ended 3-31-2019	24.49	(0.10)	1.96	1.86	—	(2.77)	(2.77)
Year ended 3-31-2018	22.06	(0.09)	4.60	4.51	—	(2.08)	(2.08)
Year ended 3-31-2017	18.62	(0.07)	4.54	4.47	—	(1.03)	(1.03)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	29.47	(0.15)	0.71	0.56	—	—	—
Year ended 3-31-2021	17.17	(0.23)	14.49	14.26	—	(1.96)	(1.96)
Year ended 3-31-2020	21.90	(0.18)	(3.37)	(3.55)	—	(1.18)	(1.18)
Year ended 3-31-2019	23.00	(0.18)	1.82	1.64	—	(2.74)	(2.74)
Year ended 3-31-2018	20.85	(0.17)	4.34	4.17	—	(2.02)	(2.02)
Year ended 3-31-2017	17.72	(0.14)	4.30	4.16	—	(1.03)	(1.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.36%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Small Cap Growth Fund to Delaware Ivy Small Cap Growth Fund.

154	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$22.70	1.88%	$1,276		1.22	%(5)	-0.96	%(5)	—%		—%		21%
Year ended 3-31-2021	22.28	84.34	1,318		1.26		-0.93		—		—		57
Year ended 3-31-2020	13.27	-17.35	788		1.31		-0.87		—		—		40
Year ended 3-31-2019	17.19	7.76	1,099		1.32		-0.84		—		—		42
Year ended 3-31-2018	18.63	20.69	1,026		1.35		-0.80		—		—		43
Year ended 3-31-2017	17.23	23.58	236		1.41		-0.81		—		—		53
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	13.81	1.39	—	*	2.17	(5)	-1.93	(5)	2.83	(5)	-2.59	(5)	21
Year ended 3-31-2021	13.62	82.59	2		2.17		-1.81		2.50		-2.14		57
Year ended 3-31-2020	8.65	-18.07	3		2.22		-1.79		2.40		-1.97		40
Year ended 3-31-2019	11.70	6.80	7		2.22		-1.73		2.33		-1.84		42
Year ended 3-31-2018	13.55	19.67	10		2.23		-1.70		—		—		43
Year ended 3-31-2017	13.11	22.55	8		2.24		-1.66		—		—		53
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	16.20	1.50	50		2.04	(5)	-1.78	(5)	2.04	(5)	-1.78	(5)	21
Year ended 3-31-2021	15.96	82.81	57		2.04		-1.69		2.04		-1.69		57
Year ended 3-31-2020	9.92	-17.94	51		2.05		-1.62		2.09		-1.66		40
Year ended 3-31-2019	13.23	6.99	88		2.05		-1.56		2.06		-1.57		42
Year ended 3-31-2018	14.97	19.82	99		2.06		-1.57		—		—		43
Year ended 3-31-2017	14.28	22.80	176		2.07		-1.49		—		—		53
Class E Shares
Six-month period ended 9-30-2021 (unaudited)	22.39	1.87	15		1.30	(5)	-1.03	(5)	1.43	(5)	-1.16	(5)	21
Year ended 3-31-2021	21.98	84.29	15		1.30		-0.97		1.43		-1.10		57
Year ended 3-31-2020	13.11	-17.37	8		1.35		-0.91		1.53		-1.09		40
Year ended 3-31-2019	17.00	7.71	10		1.35		-0.87		1.53		-1.05		42
Year ended 3-31-2018	18.46	20.68	10		1.37	(6)	-0.83		1.61		-1.07		43
Year ended 3-31-2017	17.09	23.55	8		1.43		-0.85		1.71		-1.13		53
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	32.72	2.06	1,177		0.89	(5)	-0.63	(5)	1.01	(5)	-0.75	(5)	21
Year ended 3-31-2021	32.06	85.00	1,216		0.89		-0.55		1.03		-0.69		57
Year ended 3-31-2020	18.51	-16.99	778		0.89		-0.46		1.04		-0.61		40
Year ended 3-31-2019	23.43	8.14	1,034		0.94		-0.47		1.04		-0.57		42
Year ended 3-31-2018	24.36	21.04	717		1.07		-0.53		—		—		43
Year ended 3-31-2017	21.96	24.03	313		1.07		-0.51		—		—		53
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	21.87	1.72	66		1.60	(5)	-1.35	(5)	—		—		21
Year ended 3-31-2021	21.50	83.70	70		1.62		-1.29		—		—		57
Year ended 3-31-2020	12.89	-17.60	43		1.63		-1.19		—		—		40
Year ended 3-31-2019	16.78	7.42	66		1.62		-1.14		—		—		42
Year ended 3-31-2018	18.27	20.29	57		1.66		-1.11		—		—		43
Year ended 3-31-2017	16.97	23.32	48		1.66		-1.08		—		—		53
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	32.97	2.08	242		0.86	(5)	-0.60	(5)	—		—		21
Year ended 3-31-2021	32.30	85.10	252		0.87		-0.54		—		—		57
Year ended 3-31-2020	18.63	-17.01	161		0.89		-0.44		—		—		40
Year ended 3-31-2019	23.58	8.19	155		0.89		-0.42		—		—		42
Year ended 3-31-2018	24.49	21.25	110		0.91		-0.38		—		—		43
Year ended 3-31-2017	22.06	24.24	69		0.91		-0.34		—		—		53
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	30.03	1.90	130		1.22	(5)	-0.96	(5)	1.25	(5)	-0.99	(5)	21
Year ended 3-31-2021	29.47	84.34	135		1.26		-0.93		1.26		-0.93		57
Year ended 3-31-2020	17.17	-17.36	91		1.28		-0.84		—		—		40
Year ended 3-31-2019	21.90	7.83	141		1.27		-0.79		—		—		42
Year ended 3-31-2018	23.00	20.75	141		1.31		-0.77		—		—		43
Year ended 3-31-2017	20.85	23.71	135		1.31		-0.71		—		—		53

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	155

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DELAWARE IVY VALUE FUND^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$26.18	$0.17		$1.71	$1.88	$(0.27)	$—	$(0.27)
Year ended 3-31-2021	16.79	0.29		9.86	10.15	(0.29)	(0.47)	(0.76)
Year ended 3-31-2020	22.61	0.41		(3.98)	(3.57)	(0.33)	(1.92)	(2.25)
Year ended 3-31-2019	23.27	0.28		0.50	0.78	(0.20)	(1.24)	(1.44)
Year ended 3-31-2018	22.69	0.16		1.23	1.39	(0.26)	(0.55)	(0.81)
Year ended 3-31-2017	19.72	0.20		3.25	3.45	(0.33)	(0.15)	(0.48)
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	23.70	(0.02)		1.56	1.54	(0.10)	—	(0.10)
Year ended 3-31-2021	15.25	0.07		8.93	9.00	(0.08)	(0.47)	(0.55)
Year ended 3-31-2020	20.77	0.14		(3.61)	(3.47)	(0.13)	(1.92)	(2.05)
Year ended 3-31-2019	21.53	0.07		0.43	0.50	(0.02)	(1.24)	(1.26)
Year ended 3-31-2018	21.12	0.06		1.02	1.08	(0.12)	(0.55)	(0.67)
Year ended 3-31-2017	18.39	0.00	*	3.02	3.02	(0.14)	(0.15)	(0.29)
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	24.95	0.05		1.63	1.68	(0.14)	—	(0.14)
Year ended 3-31-2021	16.02	0.13		9.39	9.52	(0.12)	(0.47)	(0.59)
Year ended 3-31-2020	21.69	0.22		(3.79)	(3.57)	(0.18)	(1.92)	(2.10)
Year ended 3-31-2019	22.40	0.13		0.45	0.58	(0.05)	(1.24)	(1.29)
Year ended 3-31-2018	21.92	0.15		1.04	1.19	(0.16)	(0.55)	(0.71)
Year ended 3-31-2017	19.07	0.08		3.13	3.21	(0.21)	(0.15)	(0.36)
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	26.31	0.20		1.73	1.93	(0.31)	—	(0.31)
Year ended 3-31-2021	16.88	0.35		9.91	10.26	(0.36)	(0.47)	(0.83)
Year ended 3-31-2020	22.72	0.47		(4.00)	(3.53)	(0.39)	(1.92)	(2.31)
Year ended 3-31-2019	23.38	0.36		0.50	0.86	(0.28)	(1.24)	(1.52)
Year ended 3-31-2018	22.80	0.24		1.22	1.46	(0.33)	(0.55)	(0.88)
Year ended 3-31-2017	19.81	0.31		3.23	3.54	(0.40)	(0.15)	(0.55)
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	26.11	0.06		1.80	1.86	(0.22)	—	(0.22)
Year ended 3-31-2021	16.74	0.21		9.83	10.04	(0.20)	(0.47)	(0.67)
Year ended 3-31-2020	22.56	0.33		(3.98)	(3.65)	(0.25)	(1.92)	(2.17)
Year ended 3-31-2019	23.22	0.22		0.49	0.71	(0.13)	(1.24)	(1.37)
Year ended 3-31-2018	22.66	0.26		1.06	1.32	(0.21)	(0.55)	(0.76)
Year ended 3-31-2017	19.70	0.17		3.23	3.40	(0.29)	(0.15)	(0.44)
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	26.40	0.22		1.73	1.95	(0.33)	—	(0.33)
Year ended 3-31-2021	16.94	0.39		9.94	10.33	(0.40)	(0.47)	(0.87)
Year ended 3-31-2020	22.80	0.51		(4.02)	(3.51)	(0.43)	(1.92)	(2.35)
Year ended 3-31-2019	23.45	0.41		0.50	0.91	(0.32)	(1.24)	(1.56)
Year ended 3-31-2018	22.86	0.41		1.10	1.51	(0.37)	(0.55)	(0.92)
Year ended 3-31-2017	19.87	0.33		3.25	3.58	(0.44)	(0.15)	(0.59)
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	26.14	0.16		1.71	1.87	(0.27)	—	(0.27)
Year ended 3-31-2021	16.77	0.33		9.80	10.13	(0.29)	(0.47)	(0.76)
Year ended 3-31-2020	22.65	0.46		(4.09)	(3.63)	(0.33)	(1.92)	(2.25)
Year ended 3-31-2019	23.31	0.33		0.47	0.80	(0.22)	(1.24)	(1.46)
Year ended 3-31-2018	22.73	0.34		1.05	1.39	(0.26)	(0.55)	(0.81)
Year ended 3-31-2017	19.77	0.26		3.21	3.47	(0.36)	(0.15)	(0.51)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

(6)	Expense ratio based on the period excluding reorganization expenses was 1.21%.

(7)	Expense ratio based on the period excluding reorganization expenses was 2.23%.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.94%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.92%.

(10)	Expense ratio based on the period excluding reorganization expenses was 0.77%.

(11)	Expense ratio based on the period excluding reorganization expenses was 1.52%.

(12)	Expense ratio based on the period excluding reorganization expenses was 1.21%.

^	Effective July 1, 2021, the Fund’s name changed from Ivy Value Fund to Delaware Ivy Value Fund.

156	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2021 (unaudited)	$27.79	7.18%	$384		1.14	%(5)	1.18	%(5)	—%		—%		35%
Year ended 3-31-2021	26.18	61.22	359		1.19		1.36		1.20		1.35		60
Year ended 3-31-2020	16.79	-18.67	251		1.21		1.68		—		—		68
Year ended 3-31-2019	22.61	3.69	354		1.21		1.21		—		—		51
Year ended 3-31-2018	23.27	6.13	398		1.23	(6)	0.65		—		—		72
Year ended 3-31-2017	22.69	17.76	103		1.33		0.99		—		—		53
Class B Shares(4)
Six-month period ended 9-30-2021 (unaudited)	25.14	6.51	—	*	2.31	(5)	-0.13	(5)	2.69	(5)	-0.51	(5)	35
Year ended 3-31-2021	23.70	59.47	1		2.31		0.37		2.46		0.22		60
Year ended 3-31-2020	15.25	-19.56	1		2.35		0.60		—		—		68
Year ended 3-31-2019	20.77	2.60	2		2.22		0.32		—		—		51
Year ended 3-31-2018	21.53	5.12	3		2.25	(7)	0.26		—		—		72
Year ended 3-31-2017	21.12	16.57	3		2.36		—		—		—		53
Class C Shares
Six-month period ended 9-30-2021 (unaudited)	26.49	6.70	7		1.96	(5)	0.35	(5)	—		—		35
Year ended 3-31-2021	24.95	59.94	7		1.99		0.65		—		—		60
Year ended 3-31-2020	16.02	-19.29	8		1.99		0.94		—		—		68
Year ended 3-31-2019	21.69	2.94	14		1.94		0.59		—		—		51
Year ended 3-31-2018	22.40	5.41	18		1.95	(8)	0.68		—		—		72
Year ended 3-31-2017	21.92	17.02	20		1.97		0.39		—		—		53
Class I Shares
Six-month period ended 9-30-2021 (unaudited)	27.93	7.31	914		0.89	(5)	1.44	(5)	—		—		35
Year ended 3-31-2021	26.31	61.66	829		0.91		1.62		0.92		1.61		60
Year ended 3-31-2020	16.88	-18.40	522		0.92		1.94		0.92		1.94		68
Year ended 3-31-2019	22.72	3.95	579		0.91		1.51		—		—		51
Year ended 3-31-2018	23.38	6.45	600		0.94	(9)	1.01		—		—		72
Year ended 3-31-2017	22.80	18.18	186		0.97		1.44		—		—		53
Class R Shares
Six-month period ended 9-30-2021 (unaudited)	27.75	7.12	—	*	1.50	(5)	0.41	(5)	—		—		35
Year ended 3-31-2021	26.11	60.59	—	*	1.57		0.96		—		—		60
Year ended 3-31-2020	16.74	-18.94	—	*	1.55		1.34		—		—		68
Year ended 3-31-2019	22.56	3.35	—	*	1.52		0.95		—		—		51
Year ended 3-31-2018	23.22	5.85	—	*	1.53	(11)	1.13		—		—		72
Year ended 3-31-2017	22.66	17.45	—	*	1.57		0.80		—		—		53
Class R6 Shares
Six-month period ended 9-30-2021 (unaudited)	28.02	7.38	136		0.74	(5)	1.58	(5)	—		—		35
Year ended 3-31-2021	26.40	61.93	146		0.76		1.81		—		—		60
Year ended 3-31-2020	16.94	-18.29	113		0.77		2.13		—		—		68
Year ended 3-31-2019	22.80	4.15	140		0.76		1.72		—		—		51
Year ended 3-31-2018	23.45	6.65	149		0.78	(10)	1.72		—		—		72
Year ended 3-31-2017	22.86	18.32	9		0.82		1.55		—		—		53
Class Y Shares
Six-month period ended 9-30-2021 (unaudited)	27.74	7.15	—	*	1.14	(5)	1.12	(5)	—		—		35
Year ended 3-31-2021	26.14	61.18	—	*	1.18		1.61		—		—		60
Year ended 3-31-2020	16.77	-18.89	—	*	1.19		1.93		—		—		68
Year ended 3-31-2019	22.65	3.76	—	*	1.15		1.37		—		—		51
Year ended 3-31-2018	23.31	6.12	1		1.22	(12)	1.43		—		—		72
Year ended 3-31-2017	22.73	17.81	1		1.21		1.24		—		—		53

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Delaware Ivy Core Equity Fund (formerly known as Ivy Core Equity Fund), Delaware Ivy Emerging Markets Equity Fund (formerly known as Ivy Emerging Markets Equity Fund), Delaware Ivy Global Bond Fund (formerly known as Ivy Global Bond Fund), Delaware Ivy Global Equity Income Fund (formerly known as Ivy Global Equity Income Fund), Delaware Ivy Global Growth Fund (formerly known as Ivy Global Growth Fund), Delaware Ivy Government Money Market Fund (formerly known as Ivy Government Money Market Fund), Delaware Ivy High Income Fund (formerly known as Ivy High Income Fund), Delaware Ivy International Core Equity Fund (formerly known as Ivy International Core Equity Fund), Delaware Ivy Large Cap Growth Fund (formerly known as Ivy Large Cap Growth Fund), Delaware Ivy Limited-Term Bond Fund (formerly known as Ivy Limited-Term Bond Fund), Delaware Ivy Managed International Opportunities Fund (formerly known as Ivy Managed International Opportunities Fund), Delaware Ivy Mid Cap Growth Fund (formerly known as Ivy Mid Cap Growth Fund), Delaware Ivy Mid Cap Income Opportunities Fund (formerly known as Ivy Mid Cap Income Opportunities Fund), Delaware Ivy Municipal Bond Fund (formerly known as Ivy Municipal Bond Fund), Delaware Ivy Municipal High Income Fund (formerly known as Ivy Municipal High Income Fund), Delaware Ivy Pzena International Value Fund (formerly known as Ivy Pzena International Value Fund), Delaware Ivy Securian Core Bond Fund (formerly known as Ivy Securian Core Bond Fund), Delaware Ivy Small Cap Core Fund (formerly known as Ivy Small Cap Core Fund), Delaware Ivy Small Cap Growth Fund (formerly known as Ivy Small Cap Growth Fund) and Delaware Ivy Value Fund (formerly known as Ivy Value Fund) (each, a “Fund”) are 20 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager was Ivy Investment Management Company (“IICO” or the “Manager”) through April 30, 2021. Effective April 30, 2021, each Fund’s investment manager is Delaware Management Company (“DMC” or the “Manager”).

Each Fund offers Class A, Class C and Class R6 (formerly Class N) shares. Each Fund (excluding Delaware Ivy Mid Cap Income Opportunities Fund) offers Class B shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class C shares are not available for direct investment in the Delaware Ivy Government Money Market Fund. Class C shares of Delaware Ivy Government Money Market Fund will continue to be available for dividend reinvestment and exchanges from Class C shares of another fund within Ivy Funds. Certain Funds may also offer Class E, Class I, Class R and/or Class Y shares. Class E shares are closed for all investments in the Delaware Ivy Emerging Markets Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Small Cap Core Fund and Delaware Ivy Value Fund. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A and Class E shares, a 1% contingent deferred sales charge (“CDSC”) will be imposed on certain purchases that are subsequently redeemed within a certain time period, all as more fully set forth in the Fund’s prospectus. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class R, Class R6 and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares and Class R6 shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares and Class C shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from

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currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency

2021	SEMIANNUAL REPORT	159

will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

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Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield DMC, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. The following subsequent events occurred through the date this report was issued.

Delaware Ivy Emerging Markets Equity Fund. On September 13, 2021, the Board approved the appointment of the portfolio management team of Benjamin Leung, CFA, and Scot Thompson of Macquarie Investment Management Global Limited as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. In addition, on November 1, 2021, it was announced that the Fund’s name will change to “Delaware Ivy Systematic Emerging Markets Equity Fund”. All changes took effect on or about November 15, 2021.

Delaware Ivy Global Bond Fund. On September 13, 2021, the Board approved the appointment of the portfolio management team of Andrew Vonthethoff, CFA of DMC and Matthew Mulcahy of Macquarie Investment Management Global Limited as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

Delaware Ivy Global Equity Income Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Jens Hansen, Klaus Petersen, CFA, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, CFA, CAIA® , and Chris Gowlland, CFA of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

Delaware Ivy Global Growth Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of F. Chace Brundige and Aditya Kapoor of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. In addition, on November 1, 2021, it was announced that Charles John was being added as an additional portfolio manager. All changes took effect on or about November 15, 2021.

Delaware Ivy Government Money Market Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Stephen Juszczyszyn and Kathleen Marnell Burst of DMC as new Fund portfolio managers effective on or about November 15, 2021.

Delaware Ivy High Income Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of Adam H. Brown and John P. McCarthy of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

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Delaware Ivy International Core Equity Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of F. Chace Brundige and Aditya Kapoor of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. In addition, on November 1, 2021, it was announced that Charles John was being added as an additional portfolio manager. All changes took effect on or about November 15, 2021.

Delaware Ivy Large Cap Growth Fund. On October 1, 2021, Brad Angermeier was added as an additional portfolio manager for the Fund.

Delaware Ivy Limited-Term Bond Fund. On September 13, 2021, the Board approved the appointment of the portfolio manager team of J. David Hillmeyer, CFA and Daniela Mardarovici, CFA of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Managed International Opportunities Fund. On September 13, 2021, the Board approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) as a sub-advisor. In addition, the Board approved the appointment of the portfolio manager team of Stefan Löwenthal and Jürgen Wurzer of MIMAK to join Aaron D. Young of DMC as Fund portfolio managers. All changes took effect on or about November 15, 2021.

Delaware Ivy Mid Cap Income Opportunities Fund. On November 15, 2021, Bradley P. Halverson was added as an additional portfolio manager.

Delaware Ivy Mid Cap Growth Fund. On November 15, 2021, Bradley P. Halverson was added as an additional portfolio manager.

Delaware Ivy Municipal Bond Fund. On September 13, 2021, the Board approved the portfolio manager team of Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden of DMC as Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Municipal High Income Fund. On September 13, 2021, the Board approved the portfolio manager team of Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden of DMC as Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

Delaware Ivy Pzena International Value Fund. On September 13, 2021, the Board approved the Fund name change to “Delaware Ivy International Value Fund” and the appointment of the portfolio manager team of Jens Hansen, Klaus Petersen, CFA, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, CFA, CAIA® , and Chris Gowlland, CFA of DMC as new Fund portfolio managers. In addition, the Board approved appointing Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited to provide discretionary investment management services in a sub-advisory capacity. The Board also approved the termination of the Fund’s current sub-advisor. In connection with these changes, the Board approved applicable revisions to the Fund’s investment strategies. All changes took effect on or about November 15, 2021.

Delaware Ivy Small Cap Core Fund. On September 13, 2021, the Board approved the Fund name change to “Delaware Ivy Smid Cap Core Fund” and the appointment of the portfolio manager team of Francis X. Morris, Christopher S. Adams, CFA, Michael S. Morris, CFA, Donald G. Padilla, CFA, and David E. Reidinger of DMC as new Fund portfolio managers. In connection with this change, the Board approved applicable revisions to the Fund’s investment strategies and benchmark. All changes took effect on or about November 15, 2021.

On November 1, 2021, the Funds, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 11 and to be operated in substantially the same manner as the agreement described in Note 11. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

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Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Delaware Ivy Government Money Market Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Delaware Ivy Government Money Market Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. DMC, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

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The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing

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service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3, if any, occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2, if any, occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statements of Assets and Liabilities as a receivable or payable and on the Statements of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statements of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

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Delaware Ivy High Income Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Delaware Ivy High Income Fund and Delaware Ivy Securian Core Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Delaware Ivy Mid Cap Growth Fund and Delaware Ivy Value Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds are authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statements of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statements of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statements of Operations.

After a centrally cleared swap is accepted for clearing, a Fund may be required to deposit initial margin with a Clearing Member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statements of Assets and Liabilities.

166	SEMIANNUAL REPORT	2021

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Delaware Ivy Small Cap Growth Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by DMC. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, DMC actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. DMC consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of September 30, 2021:

Assets

					Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Delaware Ivy Mid Cap Growth Fund
Investments in unaffiliated securities at value*	Morgan Stanley & Co., Inc.	$8,725	$—	$8,725	$(1,216)	$—	$—	$7,509
	UBS AG	12,661	—	12,661	(1,822)	—	(2,600)	8,239

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

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Liabilities

					Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Delaware Ivy High Income Fund
Unrealized depreciation on forward foreign currency contracts	Morgan Stanley & Co., Inc.	$400	$—	$400	$—	$—	$(10)	$390
Delaware Ivy Mid Cap Growth Fund
Written options at value	Morgan Stanley & Co., Inc.	$1,216	$—	$1,216	$(1,216)	$—	$—	$—
	UBS AG	1,822	—	1,822	(1,822)	—	—	—
Delaware Ivy Value Fund
Written options at value	JPMorgan Chase Bank N.A.	$430	$—	$430	$—	$(429)	$—	$1

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2021:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Delaware Ivy High Income Fund	Foreign currency		$—	Unrealized depreciation on forward foreign currency contracts	$400
	Interest rate	Unrealized appreciation on futures contracts**	218		—
Delaware Ivy Mid Cap Growth Fund	Equity	Investments in unaffiliated securities at value*	21,386	Written options at value	3,038
Delaware Ivy Securian Core Bond Fund	Interest rate	Unrealized appreciation on futures contracts**	1,388	Unrealized depreciation on futures contracts**	3,017
Delaware Ivy Value Fund	Equity		—	Written options at value	477

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended September 30, 2021.

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Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended September 30, 2021:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Delaware Ivy High Income Fund	Foreign currency	$—	$—	$—	$—	$907	$907
	Interest rate	—	—	(531)	—	—	(531)
Delaware Ivy Mid Cap Growth Fund	Equity	(12,972)	—	—	3,853	—	(9,119)
Delaware Ivy Securian Core Bond Fund	Interest rate	—	—	1,547	—	—	1,547
Delaware Ivy Small Cap Growth Fund	Equity	—	(13,023)	—	—	—	(13,023)
Delaware Ivy Value Fund	Equity	—	—	—	1,408	—	1,408

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended September 30, 2021:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Delaware Ivy High Income Fund	Foreign currency	$—	$—	$—	$—	$(653)	$(653)
	Interest rate	—	—	218	—	—	218
Delaware Ivy Mid Cap Growth Fund	Equity	5,245	—	—	(310)	—	4,935
Delaware Ivy Securian Core Bond Fund	Interest rate	—	—	499	—	—	499
Delaware Ivy Small Cap Growth Fund	Equity	—	13,113	—	—	—	13,113
Delaware Ivy Value Fund	Equity	—	—	—	(810)	—	(810)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended September 30, 2021, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Delaware Ivy High Income Fund	$218	$—	$5,804	$—	$—	$—
Delaware Ivy Mid Cap Growth Fund	—	—	—	—	3,900	630
Delaware Ivy Securian Core Bond Fund	—	147,983	51,609	—	—	—
Delaware Ivy Small Cap Growth Fund	—	—	—	275,192	—	—
Delaware Ivy Value Fund	—	—	—	—	—	530

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	BASIS OF CONSOLIDATION FOR THE DELAWARE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Delaware Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

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See the table below for details regarding the structure, incorporation and relationship as of September 30, 2021 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,229,958	$324	0.01%

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO served as each Fund’s investment manager through April 30, 2021. Effective April 30, 2021, DMC serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Delaware Ivy Core Equity Fund	0.700%	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%	0.525%	0.500%	0.490%	0.490%	0.490%
Delaware Ivy Emerging Markets Equity Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.755	0.755	0.750	0.750	0.750
Delaware Ivy Global Bond Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.490	0.490	0.480	0.480	0.480
Delaware Ivy Global Equity Income Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Delaware Ivy Global Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.695	0.695	0.690	0.690	0.690
Delaware Ivy Government Money Market Fund	0.350	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Delaware Ivy High Income Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480
Delaware Ivy International Core Equity Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.690	0.690	0.680	0.680	0.680
Delaware Ivy Large Cap Growth Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540
Delaware Ivy Limited-Term Bond Fund	0.500	0.500	0.450	0.400	0.350	0.350	0.350	0.340	0.340	0.330	0.330	0.330
Delaware Ivy Managed International Opportunities Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Delaware Ivy Mid Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Delaware Ivy Mid Cap Income Opportunities Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.670	0.670
Delaware Ivy Municipal Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385

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Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	$6,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Delaware Ivy Municipal High Income Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.385	0.385
Delaware Ivy Pzena International Value Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.700	0.700	0.700
Delaware Ivy Securian Core Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.395	0.395	0.390	0.390	0.390
Delaware Ivy Small Cap Core Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Delaware Ivy Small Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.730	0.720	0.720	0.720
Delaware Ivy Value Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.545	0.545	0.540	0.540	0.540

DMC has entered into Subadvisory Agreements with the following entities on behalf of certain Funds:

Under an agreement between DMC and Pzena Investment Management, LLC (“Pzena”), Pzena serves as subadviser to Delaware Ivy Pzena International Value Fund. Under an agreement between DMC and Securian Asset Management, Inc. (“Securian AM”), Securian AM serves as subadviser to Delaware Ivy Securian Core Bond Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Through April 30, 2021, fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statements of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statements of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statements of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Delaware Ivy Managed International Opportunities Fund, pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Delaware Ivy Managed International Opportunities Fund, the Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.000	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, the Delaware Ivy Managed International Opportunities Fund pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

2021	SEMIANNUAL REPORT	171

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. Delaware Ivy Government Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Delaware Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund, other than Delaware Ivy Government Money Market Fund, may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) through April 30, 2021 and Delaware Distributors, L.P. (“DDLP”) effective April 30, 2021 for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate DDLP/IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate DDLP/IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate DDLP/IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay DDLP/IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate DDLP/IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, DDLP/IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to DDLP/IDI. During the period ended September 30, 2021, DDLP/IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B	Class C		Class E
Delaware Ivy Core Equity Fund	$175	$2		$—	$2		$—	$78
Delaware Ivy Emerging Markets Equity Fund	33	5		—	2		—	18
Delaware Ivy Global Bond Fund	8	—	*	—	—	*	N/A	2
Delaware Ivy Global Equity Income Fund	15	—	*	—	—	*	—	5
Delaware Ivy Global Growth Fund	25	—	*	—	—	*	—	9
Delaware Ivy Government Money Market Fund	—	—	*	—	—		—	—

172	SEMIANNUAL REPORT	2021

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Delaware Ivy High Income Fund	$151	$4		$—		$3		$—	$68
Delaware Ivy International Core Equity Fund	24	7		—		1		—	10
Delaware Ivy Large Cap Growth Fund	218	1		—		3		—	90
Delaware Ivy Limited-Term Bond Fund	74	3		—		2		—	46
Delaware Ivy Managed International Opportunities Fund	5	—	*	—		—	*	—	1
Delaware Ivy Mid Cap Growth Fund	180	—	*	—		5		—	83
Delaware Ivy Mid Cap Income Opportunities Fund	21	—	*	N/A		1		—	18
Delaware Ivy Municipal Bond Fund	23	—	*	—		—	*	N/A	24
Delaware Ivy Municipal High Income Fund	47	8		—		1		N/A	34
Delaware Ivy Pzena International Value Fund	3	—	*	—		—	*	N/A	1
Delaware Ivy Securian Core Bond Fund	16	1		—		1		—	6
Delaware Ivy Small Cap Core Fund	18	—	*	—		1		—	10
Delaware Ivy Small Cap Growth Fund	98	2		—	*	1		—	42
Delaware Ivy Value Fund	40	1		—		1		—	22

*	Not shown due to rounding.

(1)	DDLP/IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. DMC, the Funds’ investment manager, DDLP, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2021 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Delaware Ivy Core Equity Fund	Class A	Contractual	1-11-2013	7-29-2022	1.03%	$—	N/A
	Class B	Contractual	10-16-2017	7-29-2022	2.08%	$4	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	0.97%(1)	$14	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-11-2013	7-29-2022	0.84%	$—	N/A
	Class Y	Contractual	1-11-2013	7-29-2022	0.84%	$27	12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Emerging Markets Equity Fund	Class A	Contractual	3-17-2014	7-29-2022	1.56%	$—	N/A
	Class B	Contractual	3-17-2014	7-29-2022	2.45%	$1	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	3-17-2014	7-29-2022	0.99%	$748	Shareholder Servicing
	Class R6	Contractual	3-17-2014	7-29-2022	0.99%	$—	N/A
Delaware Ivy Global Bond Fund	Class A	Contractual	6-2-2008	7-29-2022	0.96%	$170	12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-29-2022	1.68%	$1	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-29-2022	1.72%	$4	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-29-2022	0.74%	$170	Shareholder Servicing
	Class R6	Contractual	4-1-2017	7-29-2022	0.74%	$—	N/A
	Class Y	Contractual	6-2-2008	7-29-2022	0.99%	$—	N/A
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$1	12b-1 Fees and/or Shareholder Servicing

2021	SEMIANNUAL REPORT	173

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Delaware Ivy Global Equity Income Fund	Class A	Contractual	6-4-2012	7-29-2022	1.22%	$—		N/A
	Class B	Contractual	6-4-2012	7-29-2022	1.92%	$2		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	2-26-2018	7-29-2022	1.09%	$9		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-4-2012	7-29-2022	0.92%	$34		Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-29-2022	1.19%	$—		N/A
Delaware Ivy Global Growth Fund	Class B	Contractual	2-26-2018	7-29-2022	2.52%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-29-2022	1.06%	$32		Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Government Money Market Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield(2)	$461		12b-1 Fees and/or Shareholder Servicing
	Class B	Voluntary	N/A	N/A	To maintain minimum yield(2)	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(2)	$24		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	7-31-2018	7-29-2022	0.49%	$9		12b-1 Fees and/or Shareholder Servicing
	Class E	Voluntary	N/A	N/A	To maintain minimum yield(2)	$24		12b-1 Fees and/or Shareholder Servicing
	Class R6	Voluntary	N/A	N/A	To maintain minimum yield(2)	$1		Shareholder Servicing
Delaware Ivy High Income Fund	Class B	Contractual	2-26-2018	7-29-2022	1.70%	$5		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	2-26-2018	7-29-2022	1.66%	$24		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.04%	$8		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$28		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy International Core Equity Fund	All Classes	Contractual	8-1-2008	7-29-2022	N/A	$1,105	(3)	Investment Management Fee
	Class A	Contractual	11-5-2018	7-29-2022	1.23%	$1		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	11-5-2018	7-29-2022	2.08%	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	11-5-2018	7-29-2022	1.92%	$10		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.17%(4)	$13		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-29-2022	0.79%	$1,151		Shareholder Servicing
	Class R	Contractual	11-5-2018	7-29-2022	1.53%	$4		12b-1 Fees and/or Shareholder Servicing
	Class R6	Contractual	7-31-2018	7-29-2022	0.79%	$32		Shareholder Servicing
	Class Y	Contractual	8-15-2018	7-29-2022	1.18%	$31		12b-1 Fees and/or Shareholder Servicing

174	SEMIANNUAL REPORT	2021

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Delaware Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-29-2022	1.04%	$—		N/A
	Class B	Contractual	2-26-2018	7-29-2022	1.83%	$3		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.10%	$—		N/A
	Class I	Contractual	6-13-2011	7-29-2022	0.64%	$1,887		Shareholder Servicing
	Class R6	Contractual	7-31-2018	7-29-2022	0.64%	$—	*	Shareholder Servicing
	Class Y	Contractual	6-1-2006	7-29-2022	1.05%	$—		N/A
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$12		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Limited-Term Bond Fund	Class E	Contractual	8-1-2010	7-29-2022	0.86%(5)	$3		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Managed International Opportunities Fund	Class A	Contractual	3-17-2014	7-29-2022	0.46%	$11		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	3-17-2014	7-29-2022	1.25%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	3-17-2014	7-29-2022	1.25%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	3-17-2014	7-29-2022	0.16%	$10		Shareholder Servicing
	Class R	Contractual	3-17-2014	7-29-2022	0.72%	$—		N/A
	Class R6	Voluntary	N/A	N/A	Not to exceed Class I	$—	*	Shareholder Servicing
	Class Y	Contractual	3-17-2014	7-29-2022	0.38%	$—	*	12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Mid Cap Growth Fund	All Classes	Contractual	8-1-2008	7-29-2022	N/A	$111	(6)	Investment Management Fee
	Class A	Contractual	8-1-2014	7-29-2022	1.30%	$—		N/A
	Class B	Contractual	2-26-2018	7-29-2022	2.07%	$3		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.23%(7)	$9		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-29-2022	0.79%	$3,131		Shareholder Servicing
	Class R6	Contractual	7-31-2018	7-29-2022	0.79%	$65		Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$110		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Mid Cap Income Opportunities Fund	All Classes	Contractual	10-1-2014	7-29-2022	N/A	$422	(8)	Investment Management Fee
	Class A	Contractual	10-1-2014	7-29-2022	1.34%	$—		N/A
	Class C	Contractual	10-1-2014	7-29-2022	2.06%	$—		N/A
	Class I	Contractual	10-1-2014	7-29-2022	0.83%	$1,088		Shareholder Servicing
	Class R	Contractual	10-1-2014	7-29-2022	1.80%	$—		N/A
	Class R6	Contractual	10-1-2014	7-29-2022	0.83%	$10		Shareholder Servicing
	Class Y	Contractual	10-1-2014	7-29-2022	1.35%	$—		N/A
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$4		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Municipal Bond Fund	Class A	Contractual	10-16-2017	7-29-2022	0.83%	$131		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	7-29-2022	0.70%	$53		Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing

2021	SEMIANNUAL REPORT	175

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Delaware Ivy Municipal High Income Fund	Class B	Contractual	10-1-2016	7-29-2022	1.62%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2016	7-29-2022	1.58%	$15		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-29-2022	0.61%	$201		Shareholder Servicing
	Class Y	Contractual	10-1-2016	7-29-2022	0.94%	$—		N/A
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$2		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Pzena International Value Fund	All Classes	Contractual	12-3-2012	7-29-2022	N/A	$286	(9)	Investment Management Fee
Delaware Ivy Securian Core Bond Fund	All Classes	Contractual	8-1-2011	7-29-2022	N/A	$642	(10)	Investment Management Fee
	Class E	Contractual	1-31-2011	7-29-2022	0.95%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	8-1-2011	7-29-2022	0.45%	$616		Shareholder Servicing
	Class R6	Contractual	8-1-2011	7-29-2022	0.45%	$12		Shareholder Servicing
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Small Cap Core Fund	All Classes	Contractual	8-1-2008	7-29-2022	N/A	$93	(11)	Investment Management Fee
	Class I	Contractual	7-31-2018	7-29-2022	0.89%	$378		Shareholder Servicing
	Class R6	Contractual	7-31-2018	7-29-2022	0.89%	$9		Shareholder Servicing
Delaware Ivy Small Cap Growth Fund	Class B	Contractual	2-26-2018	7-29-2022	2.17%	$4		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	11-5-2018	7-29-2022	2.04%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-29-2022	1.29%(12)	$10		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-29-2022	0.89%	$780		Shareholder Servicing
	Class R6	Contractual	7-31-2018	7-29-2022	0.89%	$—		N/A
	Class Y	Voluntary	N/A	N/A	Not to exceed Class A	$25		12b-1 Fees and/or Shareholder Servicing
Delaware Ivy Value Fund	Class A	Contractual	10-16-2017	7-29-2022	1.20%	$—		N/A
	Class B	Contractual	10-16-2017	7-29-2022	2.31%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	7-29-2022	0.92%	$—		N/A

*	Not shown due to rounding.

(1)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 0.99%.

(2)	Minimum yield was 0.00%.

(3)	Due to Class A, Class B, Class C, Class E, Class I, Class R, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 1.18%.

(5)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 0.93%.

(6)	Due to Class A, Class B, Class E, Class I, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(7)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 1.24%.

(8)	Due to Class A, Class C, Class I, Class R, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(9)	The Fund’s management fee is being reduced by 0.21% of average daily net assets.

(10)	Due to Class E, Class I, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(11)	Due to Class I, Class R6 and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(12)	Reflects the lower expense limit which went into effect July 29, 2021. Prior to July 29, 2021, the expense limit in effect was 1.30%.

176	SEMIANNUAL REPORT	2021

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended September 30, 2021.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2021 follows:

	3-31-21 Value		Gross Additions	Gross Reductions		Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	9-30-21 Value		Distributions Received	Capital Gain Distributions
Delaware Ivy High Income Fund
ASG Warrant Corp.(1)(2)(3)	$—	*	$—	$—		$—	$—	$—	*	$—	$—
Bellatrix Exploration Ltd.	—	*	—	—	*	—	—	—		—	—
BIS Industries Ltd.(2)(3)	—	*	—	—		—	—	—	*	—	—
Foresight Energy L.P.(1)(2)(3)	17,029		—	—		—	6,593	23,622		—	—
Larchmont Resources LLC(1)(3)	734		—	—		—	(710)	24		—	—
Maritime Finance Co. Ltd.(1)(2)(3)	4,660		—	—		—	202	4,862		—	—
New Cotai Participation Corp., Class B(1)(2(3)	74,765		—	18,643		—	(12,472)	43,650		—	—
True Religion Apparel, Inc.(1)	2,051		—	—		—	—	2,051		—	—
True Religion Apparel, Inc.(1)(2)	5,122		—	—		—	3,775	8.897		—	—

	$104,361					$—	$(2,612)	$83,106		$—	$—

	3-31-21 Value						Net Change in Unrealized Appreciation/ (Depreciation)			Interest Received
Bellatrix Exploration Ltd., 8.500%, 9-11-23	$—	*	$—	$—	*	$—	$—	$—		$—	$—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23	—	*	—	—	*	—	—	—		—	—
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-7-22(2)(4)	6,025		—	333		—	7,458	13,150		724	—
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(3)(4)	5,831		—	—		—	230	6,061		429	—
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(3)	11,495		—	1,608		—	(2,157)	7,730		—	—

						$—	$5,531	$26,941		$1,153	$—

2021	SEMIANNUAL REPORT	177

	3-31-21 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	9-30-21 Value	Distributions Received	Capital Gain Distributions
Delaware Ivy Managed International Opportunities Fund
Delaware Ivy Emerging Markets Equity Fund, Class R6	$49,530	$8,221	$4,174	$131	$(2,094)	$51,614	$—	$—
Delaware Ivy Global Equity Income Fund, Class R6	18,005	487	1,877	48	69	16,732	363	—
Delaware Ivy Global Growth Fund, Class R6	17,053	712	1,990	452	661	16,888	—	—
Delaware Ivy International Core Equity Fund, Class R6	55,746	378	8,376	1,678	941	50,367	—	—
Delaware Ivy International Small Cap Fund, Class R6	17,789	125	2,018	477	813	17,186	—	—
Delaware Ivy Pzena International Value Fund, Class R6	20,286	91	12,553	1,634	(1,231)	8,227	—	—

	$178,409			$4,420	$(841)	$161,014	$363	$—

	3-31-21 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Depreciation	9-30-21 Value	Distributions Received	Capital Gain Distributions
Delaware Ivy Small Cap Growth Fund
PetIQ, Inc.(1)	$70,552	$8,401	$2,845	$255	$(20,963)	$55,400	$—	$—

*	Not shown due to rounding.
(1)	No dividends were paid during the preceding 12 months.
(2)	Securities whose value was determined using significant unobservable inputs.
(3)	Restricted.
(4)	Payment-in-kind bond.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Delaware Ivy Core Equity Fund	$—	$642,360	$—	$920,179
Delaware Ivy Emerging Markets Equity Fund	—	446,321	—	494,919
Delaware Ivy Global Bond Fund	14,612	119,999	49	77,724
Delaware Ivy Global Equity Income Fund	—	17,394	—	60,811
Delaware Ivy Global Growth Fund	—	29,547	—	95,015
Delaware Ivy Government Money Market Fund	—	—	—	—
Delaware Ivy High Income Fund	—	936,051	—	1,306,363
Delaware Ivy International Core Equity Fund	—	1,109,803	—	1,408,935
Delaware Ivy Large Cap Growth Fund	—	260,237	—	589,437
Delaware Ivy Limited-Term Bond Fund	31,634	160,811	63,411	159,901
Delaware Ivy Managed International Opportunities Fund	—	10,014	—	30,988
Delaware Ivy Mid Cap Growth Fund	—	894,875	—	1,018,108
Delaware Ivy Mid Cap Income Opportunities Fund	—	299,825	—	120,618
Delaware Ivy Municipal Bond Fund	—	95,427	—	78,179
Delaware Ivy Municipal High Income Fund	—	218,234	—	216,151
Delaware Ivy Pzena International Value Fund	—	28,143	—	48,108
Delaware Ivy Securian Core Bond Fund	335,367	161,030	339,781	273,495
Delaware Ivy Small Cap Core Fund	—	249,103	—	294,537
Delaware Ivy Small Cap Growth Fund	—	617,864	—	710,610
Delaware Ivy Value Fund	—	505,556	—	487,694

178	SEMIANNUAL REPORT	2021

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Fund may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of September 30, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2021:

Fund	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Delaware Ivy Global Bond Fund	$10,241	$9,847	$674	$10,521
Delaware Ivy Global Equity Income Fund	12,455	5,068	9,312	14,380
Delaware Ivy Global Growth Fund	16,514	17,342	—	17,342
Delaware Ivy High Income Fund	43,577	35,335	9,225	44,560
Delaware Ivy International Core Equity Fund	87,920	42,167	50,585	92,752
Delaware Ivy Mid Cap Growth Fund	11,793	8,764	3,291	12,055
Delaware Ivy Pzena International Value Fund	10,795	11,621	—	11,621
Delaware Ivy Securian Core Bond Fund	10	10	—	10
Delaware Ivy Small Cap Core Fund	6,261	6,398	—	6,398
Delaware Ivy Small Cap Growth Fund	2,807	2,866	—	2,866
Delaware Ivy Value Fund	13,426	13,706	—	13,706

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

11.	BORROWINGS

On July 1, 2019 the Trust, on behalf of the Delaware Ivy High Income Fund and Delaware Ivy Municipal High Income Fund, along with certain other funds managed by the investment adviser (“Participating Funds”), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon and a group of financial institutions to be utilized to

2021	SEMIANNUAL REPORT	179

temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The agreement was amended on June 28, 2021. The Participating Funds can borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility has the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.25% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.25% per annum on amounts borrowed. The agreement expires in June 2022 unless extended or renewed. As of September 30, 2021, if applicable, any outstanding borrowings would be disclosed as a payable for borrowing on the Statements of Assets and Liabilities. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statements of Operations. During the year ended September 30, 2021, the Participating Funds did not borrow under the credit facility.

12.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Delaware Ivy Core Equity Fund				Delaware Ivy Emerging Markets Equity Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,775	$53,923	6,770	$105,920	826	$23,580	2,162	$55,079
Class B	3	41	3	36	— *	— *	2	36
Class C	127	1,994	330	4,108	125	2,996	317	7,029
Class E	52	999	108	1,704	N/A	N/A	—	—
Class I	2,761	62,289	5,693	100,670	8,054	236,569	19,333	516,903
Class R	1	11	5	79	34	947	135	3,339
Class R6	260	6,066	3,491	57,497	2,059	60,692	4,719	120,389
Class T	N/A	N/A	N/A	N/A	N/A	N/A	—	—
Class Y	46	1,028	114	1,942	210	6,089	544	12,995
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	4,797	78,527	—	—	97	2,585
Class B	—	—	7	90	—	—	— *	1
Class C	—	—	81	1,078	—	—	10	229
Class E	—	—	26	421	N/A	N/A	—	—
Class I	—	—	1,308	24,689	—	—	428	11,774
Class R	—	—	— *	1	—	—	2	54
Class R6	—	—	119	2,252	—	—	122	3,367
Class T	N/A	N/A	N/A	N/A	N/A	N/A	—	—
Class Y	—	—	34	611	—	—	3	74
Shares redeemed:
Class A	(11,872)	(232,225)	(27,535)	(428,467)	(1,367)	(38,730)	(3,513)	(80,490)
Class B	(145)	(2,181)	(269)	(3,215)	(11)	(257)	(44)	(850)
Class C	(407)	(6,475)	(1,933)	(25,052)	(244)	(5,879)	(1,158)	(22,854)
Class E	(91)	(1,783)	(174)	(2,671)	N/A	N/A	(15)	(310)
Class I	(6,916)	(156,856)	(17,873)	(319,140)	(10,249)	(298,307)	(17,708)	(407,534)
Class R	(24)	(448)	(8)	(123)	(88)	(2,452)	(295)	(6,482)
Class R6	(604)	(13,674)	(1,604)	(29,714)	(1,520)	(44,734)	(5,064)	(115,291)
Class T	N/A	N/A	N/A	N/A	N/A	N/A	(14)	(273)
Class Y	(102)	(2,221)	(619)	(10,516)	(168)	(4,819)	(1,092)	(27,110)
Net increase (decrease)	(14,136)	$(289,512)	(27,129)	$(439,273)	(2,339)	$(64,305)	(1,029)	$72,660

180	SEMIANNUAL REPORT	2021

	Delaware Ivy Global Bond Fund				Delaware Ivy Global Equity Income Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,064	$10,971	2,124	$21,835	419	$5,931	1,176	$14,120
Class B	—	—	2	17	— *	1	1	9
Class C	62	638	91	930	10	140	29	340
Class E	N/A	N/A	N/A	N/A	10	139	34	403
Class I	4,731	48,839	6,058	62,169	670	9,483	1,794	21,009
Class R	5	56	5	54	1	7	1	6
Class R6	5,420	56,140	4,280	43,863	34	476	398	4,700
Class Y	9	92	22	217	4	60	42	488
Shares issued in reinvestment of distributions to shareholders:
Class A	213	2,197	449	4,599	387	5,519	758	9,272
Class B	— *	2	1	8	— *	4	2	20
Class C	3	36	10	106	7	98	18	225
Class E	N/A	N/A	N/A	N/A	7	99	13	163
Class I	332	3,424	618	6,328	358	5,114	750	9,153
Class R	— *	3	1	7	— *	— *	— *	2
Class R6	111	1,141	131	1,350	33	477	68	836
Class Y	1	10	2	24	2	33	4	53
Shares redeemed:
Class A	(1,715)	(17,695)	(3,634)	(37,024)	(1,920)	(27,105)	(6,321)	(74,168)
Class B	(19)	(201)	(30)	(307)	(129)	(1,851)	(78)	(909)
Class C	(82)	(843)	(359)	(3,699)	(92)	(1,298)	(558)	(6,739)
Class E	N/A	N/A	N/A	N/A	(31)	(441)	(104)	(1,218)
Class I	(3,401)	(35,062)	(5,316)	(53,895)	(2,495)	(35,242)	(8,147)	(95,567)
Class R	(1)	(15)	(47)	(477)	(4)	(62)	(29)	(331)
Class R6	(546)	(5,643)	(907)	(9,309)	(278)	(3,957)	(536)	(6,448)
Class Y	(33)	(337)	(31)	(315)	(10)	(139)	(367)	(4,409)
Net increase (decrease)	6,154	$63,753	3,470	$36,481	(3,017)	$(42,514)	(11,052)	$(128,990)

2021	SEMIANNUAL REPORT	181

	Delaware Ivy Global Growth Fund				Delaware Ivy Government Money Market Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	147	$8,813	488	$24,209	100,843	$100,843	362,834	$362,834
Class B	—	—	— *	2	—	—	126	126
Class C	5	225	16	645	629	629	5,045	5,045
Class E	N/A	N/A	—	—	1,631	1,631	10,219	10,219
Class I	354	21,835	1,309	66,453	N/A	N/A	N/A	N/A
Class R	— *	9	1	67	N/A	N/A	N/A	N/A
Class R6	39	2,412	15	793	—	—	255	255
Class Y	3	205	19	973	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	464	24,461	10	10	85	85
Class B	—	—	1	26	— *	— *	— *	— *
Class C	—	—	9	381	— *	— *	1	1
Class E	N/A	N/A	—	—	1	1	7	7
Class I	—	—	429	23,181	N/A	N/A	N/A	N/A
Class R	—	—	1	47	N/A	N/A	N/A	N/A
Class R6	—	—	17	952	—	—	— *	— *
Class Y	—	—	2	105	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(578)	(34,754)	(1,307)	(65,307)	(169,340)	(169,340)	(339,477)	(339,477)
Class B	(4)	(175)	(11)	(445)	(458)	(458)	(558)	(558)
Class C	(20)	(987)	(76)	(3,188)	(1,464)	(1,464)	(18,567)	(18,567)
Class E	N/A	N/A	(4)	(178)	(2,565)	(2,565)	(7,669)	(7,669)
Class I	(1,027)	(63,780)	(2,198)	(112,824)	N/A	N/A	N/A	N/A
Class R	(1)	(82)	(6)	(276)	N/A	N/A	N/A	N/A
Class R6	(35)	(2,224)	(118)	(5,915)	—	—	(8,231)	(8,231)
Class Y	(24)	(1,499)	(30)	(1,403)	N/A	N/A	N/A	N/A
Net increase (decrease)	(1,141)	$(70,002)	(979)	$(47,241)	(70,713)	$(70,713)	4,070	$4,070

182	SEMIANNUAL REPORT	2021

	Delaware Ivy High Income Fund				Delaware Ivy International Core Equity Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	15,724	$113,142	52,366	$354,002	896	$18,857	2,807	$47,922
Class B	1	8	26	181	1	14	1	25
Class C	2,112	15,173	4,611	30,908	51	932	132	1,946
Class E	44	314	212	1,406	22	461	43	753
Class I	33,314	239,230	110,771	746,781	3,739	79,286	12,142	201,842
Class R	242	1,737	853	5,589	58	1,228	239	3,911
Class R6	1,319	9,491	6,379	43,669	795	16,978	5,386	89,188
Class T	N/A	N/A	—	—	N/A	N/A	—	—
Class Y	2,246	16,170	11,715	78,330	434	9,268	1,123	18,589
Shares issued in reinvestment of distributions to shareholders:
Class A	6,360	45,611	14,423	96,157	—	—	186	3,418
Class B	13	96	110	720	—	—	— *	3
Class C	875	6,280	3,203	21,182	—	—	26	425
Class E	34	245	82	546	—	—	4	72
Class I	6,908	49,545	15,652	104,219	—	—	1,072	19,784
Class R	171	1,230	445	2,956	—	—	22	399
Class R6	262	1,880	628	4,183	—	—	421	7,793
Class T	N/A	N/A	—	—	N/A	N/A	—	—
Class Y	422	3,032	1,139	7,565	—	—	46	843
Shares redeemed:
Class A	(27,945)	(200,601)	(58,972)	(393,483)	(2,315)	(48,923)	(7,683)	(127,756)
Class B	(829)	(5,970)	(2,221)	(14,786)	(16)	(297)	(71)	(1,022)
Class C	(8,182)	(58,808)	(38,171)	(259,187)	(650)	(11,982)	(2,883)	(42,869)
Class E	(115)	(824)	(303)	(2,014)	(20)	(420)	(85)	(1,402)
Class I	(53,161)	(381,713)	(115,235)	(763,511)	(11,325)	(240,058)	(53,521)	(908,490)
Class R	(453)	(3,251)	(2,166)	(14,461)	(239)	(5,034)	(987)	(16,509)
Class R6	(1,947)	(13,935)	(8,526)	(57,464)	(4,700)	(100,583)	(27,184)	(460,605)
Class T	N/A	N/A	(36)	(234)	N/A	N/A	(13)	(207)
Class Y	(6,587)	(47,177)	(15,874)	(105,505)	(959)	(20,328)	(9,737)	(152,911)
Net decrease	(29,172)	$(209,095)	(18,889)	$(112,251)	(14,228)	$(300,601)	(78,514)	$(1,314,858)

2021	SEMIANNUAL REPORT	183

	Delaware Ivy Large Cap Growth Fund				Delaware Ivy Limited-Term Bond Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,014	$65,955	7,427	$200,021	4,762	$52,671	16,035	$177,543
Class B	6	121	19	340	— *	2	12	129
Class C	165	4,117	832	16,784	190	2,104	1,822	20,126
Class E	55	1,767	142	3,855	72	799	300	3,314
Class I	5,941	213,492	15,663	446,226	5,627	62,209	15,321	169,574
Class R	31	947	161	3,907	4	48	4	43
Class R6	155	5,590	1,738	49,588	4,559	50,390	8,084	89,556
Class Y	53	1,810	239	6,735	24	260	65	715
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	5,781	161,108	185	2,041	481	5,327
Class B	—	—	15	286	— *	— *	— *	4
Class C	—	—	326	6,876	2	25	17	192
Class E	—	—	67	1,860	4	38	8	94
Class I	—	—	4,898	146,252	314	3,465	831	9,195
Class R	—	—	34	898	— *	1	— *	3
Class R6	—	—	329	9,886	83	921	176	1,951
Class Y	—	—	70	2,025	1	13	5	56
Shares redeemed:
Class A	(6,216)	(205,379)	(14,167)	(388,279)	(6,416)	(70,956)	(13,587)	(150,321)
Class B	(174)	(3,754)	(197)	(3,622)	(16)	(175)	(131)	(1,447)
Class C	(478)	(11,836)	(2,369)	(50,309)	(736)	(8,141)	(2,269)	(25,148)
Class E	(76)	(2,491)	(148)	(4,117)	(78)	(860)	(139)	(1,536)
Class I	(9,887)	(352,320)	(23,368)	(680,556)	(8,957)	(99,030)	(14,631)	(161,926)
Class R	(92)	(2,882)	(399)	(10,060)	(1)	(13)	(34)	(382)
Class R6	(656)	(23,288)	(1,721)	(51,261)	(1,398)	(15,457)	(9,164)	(101,164)
Class Y	(137)	(4,733)	(504)	(14,202)	(35)	(387)	(347)	(3,842)
Net increase (decrease)	(9,296)	$(312,884)	(5,132)	$(145,759)	(1,810)	$(20,032)	2,859	$32,056

184	SEMIANNUAL REPORT	2021

	Delaware Ivy Managed International Opportunities Fund				Delaware Ivy Mid Cap Growth Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	166	$2,157	440	$4,770	2,197	$88,629	7,015	$239,716
Class B	— *	1	—	—	1	20	8	213
Class C	14	181	25	266	343	11,052	1,138	30,957
Class E	N/A	N/A	—	—	29	1,117	70	2,274
Class I	348	4,574	1,690	17,705	10,207	459,646	26,124	971,961
Class R	1	6	1	7	254	9,817	892	29,019
Class R6	1	18	8	80	4,912	222,816	10,531	418,964
Class Y	1	9	3	41	1,160	49,537	2,790	102,109
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	40	463	—	—	6,030	212,967
Class B	—	—	— *	— *	—	—	25	632
Class C	—	—	— *	5	—	—	832	23,429
Class E	N/A	N/A	—	—	—	—	53	1,820
Class I	—	—	99	1,160	—	—	7,049	275,688
Class R	—	—	— *	— *	—	—	230	7,815
Class R6	—	—	— *	1	—	—	1,252	49,453
Class Y	—	—	— *	1	—	—	802	29,946
Shares redeemed:
Class A	(378)	(4,950)	(1,158)	(11,738)	(4,656)	(187,541)	(9,860)	(334,258)
Class B	(4)	(47)	(13)	(131)	(96)	(2,781)	(270)	(6,448)
Class C	(11)	(145)	(95)	(931)	(957)	(30,535)	(4,104)	(116,024)
Class E	N/A	N/A	(53)	(495)	(26)	(995)	(92)	(3,071)
Class I	(1,047)	(13,780)	(4,346)	(47,462)	(10,350)	(463,250)	(23,896)	(890,411)
Class R	(24)	(318)	(33)	(359)	(361)	(13,866)	(824)	(26,183)
Class R6	(25)	(326)	(7)	(69)	(2,123)	(96,302)	(4,614)	(174,019)
Class Y	(3)	(35)	(9)	(88)	(1,594)	(67,170)	(3,596)	(128,370)
Net increase (decrease)	(961)	$(12,655)	(3,408)	$(36,774)	(1,060)	$(19,806)	17,585	$718,179

2021	SEMIANNUAL REPORT	185

	Delaware Ivy Mid Cap Income Opportunities Fund				Delaware Ivy Municipal Bond Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,593	$30,522	2,255	$34,734	1,325	$15,881	3,761	$44,527
Class B	N/A	N/A	N/A	N/A	—	—	2	20
Class C	292	5,586	523	8,042	26	306	108	1,290
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	15,697	302,828	45,016	687,028	2,394	28,688	5,263	62,475
Class R	23	436	16	238	N/A	N/A	N/A	N/A
Class R6	1,207	23,291	3,145	47,322	40	482	51	603
Class Y	590	11,251	3,009	41,577	— *	— *	2	18
Shares issued in reinvestment of distributions to shareholders:
Class A	40	772	126	1,890	311	3,720	748	8,855
Class B	N/A	N/A	N/A	N/A	— *	— *	— *	4
Class C	— *	6	9	135	3	31	14	165
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	409	7,964	860	13,267	239	2,868	557	6,595
Class R	— *	2	— *	7	N/A	N/A	N/A	N/A
Class R6	35	688	86	1,307	1	13	2	20
Class Y	7	138	22	331	— *	— *	— *	— *
Shares redeemed:
Class A	(860)	(16,614)	(2,875)	(40,691)	(2,978)	(35,681)	(5,898)	(69,839)
Class B	N/A	N/A	N/A	N/A	(12)	(146)	(39)	(458)
Class C	(127)	(2,431)	(597)	(9,058)	(171)	(2,040)	(794)	(9,449)
Class E	—	—	(204)	(2,775)	N/A	N/A	N/A	N/A
Class I	(9,824)	(189,290)	(15,868)	(235,789)	(2,998)	(35,903)	(5,491)	(64,978)
Class R	(2)	(38)	(218)	(3,385)	N/A	N/A	N/A	N/A
Class R6	(667)	(12,959)	(3,537)	(47,869)	(6)	(73)	(34)	(400)
Class Y	(1,114)	(22,023)	(2,142)	(31,217)	(36)	(433)	(4)	(48)
Net increase (decrease)	7,299	$140,129	29,626	$465,094	(1,862)	$(22,287)	(1,752)	$(20,600)

186	SEMIANNUAL REPORT	2021

	Delaware Ivy Municipal High Income Fund				Delaware Ivy Pzena International Value Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,458	$27,953	17,203	$86,465	193	$3,720	226	$3,418
Class B	— *	1	1	4	— *	5	— *	1
Class C	183	935	586	2,904	11	203	6	82
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	6,145	31,487	15,038	74,959	1,919	37,414	891	13,508
Class R	N/A	N/A	N/A	N/A	— *	3	— *	2
Class R6	104	531	126	632	349	6,944	698	10,541
Class Y	13	68	28	142	3	61	7	103
Shares issued in reinvestment of distributions to shareholders:
Class A	1,753	8,998	3,348	16,688	—	—	39	640
Class B	— *	1	5	24	—	—	—	—
Class C	64	326	289	1,437	—	—	— *	4
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	1,002	5,142	2,226	11,090	—	—	72	1,218
Class R	N/A	N/A	N/A	N/A	—	—	— *	— *
Class R6	4	20	7	37	—	—	79	1,326
Class Y	14	73	35	173	—	—	1	12
Shares redeemed:
Class A	(10,646)	(54,568)	(19,543)	(97,339)	(274)	(5,255)	(803)	(11,767)
Class B	(64)	(330)	(514)	(2,550)	(3)	(46)	(4)	(58)
Class C	(1,415)	(7,244)	(11,370)	(57,029)	(7)	(124)	(57)	(764)
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	(7,722)	(39,527)	(28,072)	(138,890)	(1,750)	(34,088)	(2,640)	(39,581)
Class R	N/A	N/A	N/A	N/A	(19)	(365)	— *	(1)
Class R6	(63)	(326)	(191)	(951)	(1,515)	(29,826)	(3,468)	(49,768)
Class Y	(42)	(217)	(307)	(1,536)	(3)	(69)	(9)	(141)
Net decrease	(5,212)	$(26,677)	(21,105)	$(103,740)	(1,096)	$(21,423)	(4,962)	$(71,225)

2021	SEMIANNUAL REPORT	187

	Delaware Ivy Securian Core Bond Fund				Delaware Ivy Small Cap Core Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,191	$13,057	5,310	$58,791	659	$15,182	1,358	$25,921
Class B	—	—	4	46	— *	3	— *	6
Class C	43	472	406	4,501	75	1,436	159	2,533
Class E	20	218	147	1,630	N/A	N/A	—	—
Class I	5,994	65,665	23,331	257,993	1,850	46,628	5,909	108,776
Class R	2	28	12	132	116	2,637	344	6,437
Class R6	1,279	13,967	8,159	89,927	327	8,310	828	15,727
Class T	N/A	N/A	N/A	N/A	N/A	N/A	—	—
Class Y	81	884	331	3,651	35	841	77	1,355
Shares issued in reinvestment of distributions to shareholders:
Class A	175	1,922	810	8,967	—	—	—	—
Class B	— *	— *	1	16	—	—	—	—
Class C	4	49	43	472	—	—	—	—
Class E	4	42	17	192	N/A	N/A	—	—
Class I	764	8,384	3,270	36,216	—	—	—	—
Class R	1	7	3	38	—	—	—	—
Class R6	193	2,116	727	8,053	—	—	—	—
Class T	N/A	N/A	N/A	N/A	N/A	N/A	—	—
Class Y	6	64	39	434	—	—	—	—
Shares redeemed:
Class A	(2,491)	(27,288)	(4,803)	(53,058)	(1,001)	(22,951)	(2,384)	(40,912)
Class B	(15)	(160)	(70)	(780)	(17)	(300)	(33)	(422)
Class C	(231)	(2,536)	(797)	(8,822)	(184)	(3,516)	(803)	(11,784)
Class E	(48)	(523)	(101)	(1,112)	N/A	N/A	(12)	(189)
Class I	(14,476)	(159,219)	(25,768)	(284,864)	(2,584)	(65,183)	(9,191)	(172,388)
Class R	(1)	(16)	(60)	(665)	(132)	(2,988)	(399)	(6,766)
Class R6	(2,604)	(28,647)	(4,496)	(49,898)	(496)	(12,595)	(1,924)	(34,404)
Class T	N/A	N/A	N/A	N/A	N/A	N/A	(14)	(212)
Class Y	(81)	(883)	(686)	(7,524)	(75)	(1,823)	(223)	(4,017)
Net increase (decrease)	(10,190)	$(112,397)	5,829	$64,336	(1,427)	$(34,319)	(6,308)	$(110,339)

188	SEMIANNUAL REPORT	2021

	Delaware Ivy Small Cap Growth Fund				Delaware Ivy Value Fund
	Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21		Six months ended 9-30-21 (Unaudited)		Year ended 3-31-21
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,449	$33,369	5,206	$102,946	959	$26,675	1,514	$33,602
Class B	— *	5	10	120	1	25	1	10
Class C	106	1,739	337	4,689	37	982	39	801
Class E	34	765	76	1,471	N/A	N/A	—	—
Class I	2,477	82,237	6,674	177,603	6,750	187,035	9,800	201,131
Class R	307	6,766	582	11,392	— *	7	—	—
Class R6	655	21,941	2,093	58,635	246	7,032	1,308	26,190
Class T	N/A	N/A	—	—	N/A	N/A	N/A	N/A
Class Y	210	6,395	742	18,872	— *	9	2	42
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	5,244	105,236	131	3,710	440	9,829
Class B	—	—	25	309	— *	2	1	18
Class C	—	—	560	8,074	2	37	10	211
Class E	—	—	61	1,201	N/A	N/A	— *	1
Class I	—	—	2,432	70,161	330	9,383	1,201	26,865
Class R	—	—	305	5,913	— *	— *	— *	— *
Class R6	—	—	509	14,799	57	1,619	219	4,904
Class T	N/A	N/A	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	317	8,409	— *	1	— *	3
Shares redeemed:
Class A	(4,441)	(102,238)	(10,618)	(203,908)	(970)	(27,120)	(3,163)	(66,550)
Class B	(96)	(1,344)	(226)	(2,738)	(17)	(427)	(34)	(651)
Class C	(562)	(9,245)	(2,462)	(36,278)	(68)	(1,800)	(273)	(5,552)
Class E	(37)	(837)	(105)	(2,015)	N/A	N/A	(9)	(185)
Class I	(4,435)	(147,527)	(13,240)	(357,349)	(5,840)	(162,427)	(10,387)	(225,919)
Class R	(536)	(11,873)	(999)	(18,700)	(14)	(394)	—	—
Class R6	(1,139)	(37,949)	(3,409)	(91,077)	(982)	(27,748)	(2,664)	(56,073)
Class T	N/A	N/A	(14)	(231)	N/A	N/A	N/A	N/A
Class Y	(460)	(14,066)	(1,760)	(43,221)	(2)	(46)	(6)	(143)
Net increase (decrease)	(6,468)	$(171,862)	(7,660)	$(165,687)	620	$16,555	(2,001)	$(51,466)

*	Not shown due to rounding.

13.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At September 30, 2021, there were no outstanding bridge loan commitments.

14.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Delaware Ivy Core Equity Fund	$2,825,505	$2,037,876	$7,406	$2,030,470
Delaware Ivy Emerging Markets Equity Fund	1,526,635	754,392	47,207	707,185
Delaware Ivy Global Bond Fund	538,200	21,343	3,918	17,425
Delaware Ivy Global Equity Income Fund	441,116	146,056	4,252	141,804
Delaware Ivy Global Growth Fund	604,757	465,705	9,064	456,641
Delaware Ivy Government Money Market Fund	127,477	—	—	—

2021	SEMIANNUAL REPORT	189

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Delaware Ivy High Income Fund	$4,366,126	$127,790	$391,877	$(264,087)
Delaware Ivy International Core Equity Fund	1,989,556	434,517	69,216	365,301
Delaware Ivy Large Cap Growth Fund	2,541,439	3,574,459	19,676	3,554,783
Delaware Ivy Limited-Term Bond Fund	1,144,854	15,114	2,389	12,725
Delaware Ivy Managed International Opportunities Fund	122,427	47,099	—	47,099
Delaware Ivy Mid Cap Growth Fund	4,420,987	3,772,012	55,140	3,716,872
Delaware Ivy Mid Cap Income Opportunities Fund	1,365,458	411,022	14,622	396,400
Delaware Ivy Municipal Bond Fund	681,390	52,285	1,378	50,907
Delaware Ivy Municipal High Income Fund	954,119	69,045	56,686	12,359
Delaware Ivy Pzena International Value Fund	211,734	42,478	14,328	28,150
Delaware Ivy Securian Core Bond Fund	1,088,079	34,882	7,438	27,444
Delaware Ivy Small Cap Core Fund	586,581	163,418	20,635	142,783
Delaware Ivy Small Cap Growth Fund	2,065,083	971,816	63,638	908,178
Delaware Ivy Value Fund	1,113,189	351,345	9,289	342,056

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended March 31, 2021 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Delaware Ivy Core Equity Fund	$83,609	$203,781	$—	$—	$—
Delaware Ivy Emerging Markets Equity Fund	10,170	—	—	—	—
Delaware Ivy Global Bond Fund	911	—	—	—	—
Delaware Ivy Global Equity Income Fund	6,342	15,727	—	—	—
Delaware Ivy Global Growth Fund	5,345	42,015	—	—	—
Delaware Ivy Government Money Market Fund	27	—	—	—	—
Delaware Ivy High Income Fund	1,142	—	—	—	—
Delaware Ivy International Core Equity Fund	28,221	—	—	—	—
Delaware Ivy Large Cap Growth Fund	87,119	142,698	—	—	—
Delaware Ivy Limited-Term Bond Fund	246	—	—	—	—
Delaware Ivy Managed International Opportunities Fund	—	—	—	—	69
Delaware Ivy Mid Cap Growth Fund	128,694	316,652	—	—	—
Delaware Ivy Mid Cap Income Opportunities Fund	1,223	8,572	—	—	—
Delaware Ivy Municipal Bond Fund	282	4,543	—	—	—
Delaware Ivy Municipal High Income Fund	422	—	—	—	—
Delaware Ivy Pzena International Value Fund	1,944	—	—	—	—
Delaware Ivy Securian Core Bond Fund	288	—	—	5,847	—
Delaware Ivy Small Cap Core Fund	41,392	7,324	—	—	—
Delaware Ivy Small Cap Growth Fund	81,414	313,680	—	—	—
Delaware Ivy Value Fund	8,518	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2021 and 2020 were as follows:

	March 31, 2021		March 31, 2020
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Delaware Ivy Core Equity Fund	$17,813	$93,788	$42,846	$358,060
Delaware Ivy Emerging Markets Equity Fund	20,393	—	19,112	—
Delaware Ivy Global Bond Fund	12,737	—	10,099	—

190	SEMIANNUAL REPORT	2021

	March 31, 2021		March 31, 2020
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Delaware Ivy Global Equity Income Fund	$11,930	$8,427	$20,048	$7,043
Delaware Ivy Global Growth Fund	88	50,869	3,023	7,161
Delaware Ivy Government Money Market Fund	97	—	2,010	—
Delaware Ivy High Income Fund	260,840	—	331,250	—
Delaware Ivy International Core Equity Fund	34,524	—	115,075	—
Delaware Ivy Large Cap Growth Fund	6,604	341,545	71,172	469,944
Delaware Ivy Limited-Term Bond Fund	17,467	—	23,830	—
Delaware Ivy Managed International Opportunities Fund	1,670	—	3,662	8,130
Delaware Ivy Mid Cap Growth Fund	10,052	620,487	31,042	217,196
Delaware Ivy Mid Cap Income Opportunities Fund	17,427	—	15,322	2,617
Delaware Ivy Municipal Bond Fund	17,016	—	23,050	—
Delaware Ivy Municipal High Income Fund	35,386	—	44,805	—
Delaware Ivy Pzena International Value Fund	3,240	—	7,122	—
Delaware Ivy Securian Core Bond Fund	49,871	5,799	37,421	3,152
Delaware Ivy Small Cap Core Fund	—	—	948	4,692
Delaware Ivy Small Cap Growth Fund	—	221,738	—	146,183
Delaware Ivy Value Fund	21,745	20,782	21,440	78,072

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2021, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Delaware Ivy Core Equity Fund	$—	$—
Delaware Ivy Emerging Markets Equity Fund	130,076	—
Delaware Ivy Global Bond Fund	42,072	24,904
Delaware Ivy Global Equity Income Fund	—	—
Delaware Ivy Global Growth Fund	—	—
Delaware Ivy Government Money Market Fund	—	—
Delaware Ivy High Income Fund	165,643	1,008,479
Delaware Ivy International Core Equity Fund	80,813	261,541
Delaware Ivy Large Cap Growth Fund	—	—
Delaware Ivy Limited-Term Bond Fund	3,481	8,307
Delaware Ivy Managed International Opportunities Fund	—	3,504
Delaware Ivy Mid Cap Growth Fund	—	—
Delaware Ivy Mid Cap Income Opportunities Fund	—	—
Delaware Ivy Municipal Bond Fund	—	—
Delaware Ivy Municipal High Income Fund	4,428	51,951
Delaware Ivy Pzena International Value Fund	879	14,152
Delaware Ivy Securian Core Bond Fund	—	—
Delaware Ivy Small Cap Core Fund	—	—
Delaware Ivy Small Cap Growth Fund	—	—
Delaware Ivy Value Fund	2,248	22,985

Waddell & Reed Advisors Global Bond Fund was merged into Ivy Global Bond Fund as of October 16, 2017. Due to the merger, Ivy Global Bond Fund’s capital loss carryovers available to offset future gains are annually limited to $3,530 plus any unused limitations from prior years.

Waddell & Reed Advisors High Income Fund was merged into Ivy High Income Fund as of February 26, 2018. At the time of the merger, Waddell & Reed Advisors High Income Fund had capital loss carryovers available to offset future gains of the Ivy High Income Fund. These carryovers are annually limited to $32,329 plus any unused limitations from prior years.

2021	SEMIANNUAL REPORT	191

BOARD CONSIDERATIONS IN APPROVING DMC/SUB-ADVISORY AGREEMENTS	IVY FUNDS (UNAUDITED)

Because there was no change of control of any of the Unaffiliated Sub-Advisors with respect to the Transaction and because the new Unaffiliated Sub-advisory Agreements with DMC were substantially similar to the prior Unaffiliated Sub-Advisors’ agreements with IICO, the Board considered the information previously provided by the Unaffiliated Sub-Advisors during the Board’s most recent annual contract renewal meeting or the meeting where an Unaffiliated Sub-Advisor was initially hired if the Unaffiliated Sub-Advisor was still within the initial term of its Unaffiliated Sub-Advisory Agreement. As a result, the Board focused primarily on the approval of DMC (and its Affiliated Sub-Advisors) and the terms of the DMC Advisory Agreement. Below is a description of the Board’s considerations.

At Meeting, the Board, including the Board’s Independent Trustees, considered and unanimously approved the DMC Advisory Agreements between the Trusts, on behalf of each Fund, and DMC. The Board also determined to recommend that shareholders of each Fund approve the proposed DMC Advisory Agreements. The Board’s Independent Trustees reviewed the approval of the DMC Advisory Agreement in executive sessions with their independent legal counsel at which no representatives of DMC or IICO were present. In voting their approval of the proposed Management Agreement at the Meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Background for the Board Approvals

At a meeting held on December 17, 2020, representatives of WDR, IICO and DMC met with the Board to discuss the merger agreement with Macquarie, pursuant to which Macquarie would acquire WDR. The Independent Trustees were advised that the Transaction, if completed, would constitute a change of control event and result in the termination of the IICO investment advisory agreements. The Independent Trustees were also advised that it was proposed that DMC, a wholly-owned subsidiary of Macquarie, would serve as the investment adviser to each Fund after the closing of the Transaction and that the Board would be asked to consider approval of the terms and conditions of the DMC Advisory Agreements with DMC and thereafter to submit the DMC Advisory Agreements to each Fund’s shareholders for approval.

In anticipation of the Transaction, the Trustees met at a series of subsequent meetings on January 6, 2021, January 9, 2021, and January 12, 2021, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of each Fund and its respective shareholders to approve the DMC Advisory Agreements; and the anticipated impacts of the Transaction on the Funds and their shareholders (each, a “Board Meeting”). During each of these Board Meetings, the Board sought additional and clarifying information as they deemed necessary or appropriate. In this connection, the Independent Trustees worked with their independent legal counsel to prepare formal due diligence requests (the “Diligence Requests”) that were submitted to DMC. The Diligence Requests sought information relevant to the Boards’ consideration of the DMC Advisory Agreements and distribution arrangements, and other anticipated impacts of the Transaction on the Funds and their shareholders. DMC provided documents and information in response to the Diligence Requests (the “Response Materials”). Senior management representatives of DMC, WDR and IICO participated in a portion of each Board Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel, who advised them on, among other things, their duties and obligations relating to their consideration of the DMC Advisory Agreements.

The Board’s evaluation of the DMC Advisory Agreements reflected the information provided specifically in connection with its review of the DMC Advisory Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the IICO investment advisory agreements at a meeting of the Board on August 11-12, 2020 (“2020 15(c) Board Meeting”) and at other subsequent Board meetings in 2020. The Board’s evaluation of the DMC Advisory Agreements also reflected the knowledge gained as Trustees of the Funds with respect to services provided by IICO and its affiliates.

The Board’s approvals and recommendations were based on their determination, within their business judgment, that it would be in the best interests of each Fund and the Fund’s respective shareholders, for DMC to provide investment advisory services to the Funds, following the closing of the Transaction.

Factors Considered in Approving the Proposed DMC Advisory Agreements

In connection with the Board’s consideration of the DMC Advisory Agreements, DMC and IICO advised the Board about a variety of matters, including the following:

•

The nature, extent, and quality of the services to be provided to the Funds by DMC post-Transaction are expected to be of at least the same level as the services currently provided to the Funds by IICO.

•	DMC’s stated commitment to maintaining and enhancing the Ivy Fund Complex shareholder experience.

•	DMC does not propose changes to the investment objective(s) of any Funds.

•	The DMC Advisory Agreement do not change any Fund’s contractual advisory fee rate.

192	SEMIANNUAL REPORT	2021

•

The portfolio managers and portfolio management teams at IICO that manage the Funds are expected to continue to do so post-Transaction as employees of Macquarie, if they choose to become employees of Macquarie.

•	DMC proposes that the same Unaffiliated Sub-Advisors be retained post-Transaction.

•	DMC may utilize certain Affiliated Sub-Advisors to leverage Macquarie’s global equity and/or global fixed income investment platform in providing advisory, trading and other services to the Funds.

•

Delaware Distributors, L.P.’s (“DDLP”) distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Funds to grow assets and lower fees and expenses through increased economies of scale.

•	The support expressed by the current senior management team at IICO for the Transaction and IICO’s recommendation that the Board approve the DMC Advisory Agreements.

•

The commitments of Macquarie and WDR to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

•	In addition to the matters noted above, in their deliberations regarding approval of the DMC Advisory Agreements, the Board considered the factors discussed below, among others.

The Nature, Extent, and Quality of Services Expected to be Provided by DMC. The Board received and considered information regarding the nature, extent and quality of services expected to be provided by DMC. In evaluating the nature, extent and quality of services to be provided by DMC, the Board considered information provided by DMC regarding its advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition (both pre- and post-Closing). The Board also considered the capabilities, resources, and personnel of DMC, including senior and other personnel of IICO who had been extended offers to join DMC, in order to determine whether DMC is capable of providing the same level of investment management services currently provided to each Fund, and also considered the transition and integration plans to move management of the Funds to DMC. The Board recognized that the IICO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course. The Board also considered the policies and practices of DMC regarding the selection of broker/dealers and the execution of portfolio transactions. The Board considered the resources and infrastructure that DMC intends to devote to its compliance program to ensure compliance with applicable laws and regulations as well as DMC’s commitment to those programs. The Board also considered the resources that DMC has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by DMC related to its business, legal, and regulatory affairs. This review considered the resources available to DMC to provide the services specified under the DMC Advisory Agreements. The Board considered DMC’s financial condition, including the financing of the Transaction, and noted that DMC is expected to be able to provide a high level of service to the Funds and continuously invest and re-invest in its business. Finally, the Board considered that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders by DMC compared to those currently provided by IICO.

The Board considered that, while it was proposed that DMC would become the investment adviser to the Funds, the same portfolio managers and portfolio management teams at IICO that manage Funds are expected to continue to do so after the Transaction as employees of Macquarie if they choose to become employees of Macquarie. The Board determined that they had considered the qualifications of the portfolio managers at IICO at the 2020 15(c) Board Meeting.

The Board considered that certain Funds would continue to operate in a manager-of-managers structure post-Transaction, with expanded relief provided that Fund shareholders approved relying on DMC’s manager-of-managers relief. The Board considered that DMC’s experience in allocating assets to, and overseeing the advisory services of, its sub-advisers, was similar to IICO’s role in allocating assets to and overseeing the advisory services provided by the current sub-advisers to the Funds, as applicable. The Board considered that DMC may utilize certain affiliated sub-advisors to leverage Macquarie’s global equity and/or global fixed income investment platform in providing advisory, trading and other services to the Funds.

The Board considered that the terms and conditions of the DMC Advisory Agreements are substantially similar to the terms and conditions of the IICO investment advisory agreements.

After review of these and other considerations, the Board concluded that DMC will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by IICO, and that these services are appropriate in nature and extent in light of the Funds’ operations and investor needs.

Performance of the Funds. With respect to the performance of the Funds, the Board considered their review at the 2020 15(c) Board Meeting of peer group and benchmark investment performance comparison data relating to each Fund’s long-term performance record for similar accounts. The Board considered that information reviewed at the 2020 15(c) Board Meeting would be relevant given that the Funds are expected to retain their current portfolio managers, portfolio management teams or unaffiliated Sub-Advisors. Based on information presented to the Board at the 2020 15(c) Board

2021	SEMIANNUAL REPORT	193

Meeting and its discussions with DMC, the Board concluded that DMC is capable of generating a level of long-term investment performance that is appropriate in light of each Fund’s investment objectives, strategies and restrictions.

Fees to Be Paid to DMC and Expenses of the Funds. The Board considered that they had reviewed each Fund’s existing advisory fee rate at the 2020 15(c) Board Meeting. The Board considered that the DMC Advisory Agreements do not change any Fund’s contractual advisory fee rate. The Board also considered that DMC and IICO had represented to the Board that they will use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an “unfair burden” on the Funds as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the change of control event, for so long as the requirements of Section 15(f) apply. The Board also considered a comparison of the proposed advisory fees to be paid by each Fund to the advisory fees paid by funds and other accounts managed by DMC. The Board concluded that the retention of DMC was unlikely to impose an unfair burden on the Funds’ because, after the Transaction, none of IICO, DMC, DDLP, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Funds (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Funds or their shareholders for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to each Fund, that DMC’s advisory fee is fair and reasonable in light of the nature, extent and quality of services to be provided to the Fund under the DMC Advisory Agreements.

Extent to Which DMC May Realize Economies of Scale as the Funds Grow Larger and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Shareholders. The Board considered potential or anticipated economies of scale in relation to the services DMC would provide to each Fund. The Board considered that the DMC Advisory Agreements include the same advisory fee breakpoints for the same Funds as the IICO investment advisory agreements. The Board also considered DMC’s representation that the significant increase in its assets under management post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Board also considered DMC’s representation that it expected to realize economies of scale in connection with the operation of the Funds, specifically by achieving operational efficiencies, cost synergies and possible consolidation of service providers and vendors. The Board noted that they will have the opportunity to periodically re-examine whether a Fund or the respective Trust has achieved economies of scale, and the appropriateness of investment advisory fees payable to DMC, in the future.

Profits to be Realized by DMC and its Affiliates from Their Relationship with the Trusts. The Board considered the benefits DMC and its affiliates may derive from their relationship with the Funds. The Board also considered information on DMC’s profitability that was provided to the board of trustees of the Delaware Funds by Macquarie complex in connection with their most recent 15(c) process. The Board considered DMC’s representation that the fully integrated Ivy Fund Complex, including investments to support ongoing growth, was expected to have an overall marginally positive impact on DMC’s overall financial profitability. The Board considered that the expected profitability of DMC and its affiliates was not excessive in light of the nature, extent and quality of the services to be provided to each Fund. The Board noted the difficulty of accurately projecting profitability under the current circumstances and noted that they would have the opportunity to give further consideration to DMC’s profitability with respect to the Funds at the end of the initial two-year term of the DMC Advisory Agreements.

Fall-Out Benefits to DMC and its Affiliates. The Board considered the possible fall-out benefits and other types of benefits that may accrue to DMC and its affiliates. The Board noted that the Transaction provides DMC and its affiliates the opportunity to deliver investment products and services to the WDR network. The Board considered that the Transaction, if completed, would significantly increase DMC’s assets under management and expand DMC’s investment capabilities and relationships with certain wealth management intermediaries. Specifically, the Board considered that upon completion of the Transaction, Macquarie has agreed to sell WDR’s wealth management platform to LPL Financial Holdings Inc. This increased size and diversification could facilitate DMC’s continued investment in its business and products, which DMC would be able to leverage across a broader base of assets. DMC also would be able to use trading commission credits from the Funds’ transactions in securities to “purchase” third-party research and execution services to support its investment process. Based on their review, the Boards determined that any “fall-out” benefits and other types of benefits that may accrue to DMC are fair and reasonable.

Conclusions. Based on the foregoing and other relevant considerations, at the January 2021 Meeting, the Board, including a majority of the Independent Trustees, acting within their business judgment, (1) concluded that the terms of the DMC Advisory Agreements are fair and reasonable and that approval of the DMC Advisory Agreements is in the best interests of each Fund and its respective shareholders, (2) voted to approve the DMC Advisory Agreements, and (3) voted to recommend approval of the DMC Advisory Agreement by shareholders of the Funds. The Board evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. The Board noted some factors may have been more or less important with respect to any particular Fund and that no one factor was determinative of their decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the DMC Advisory Agreements and to recommend approval of the DMC Advisory Agreements by shareholders of the Funds.

194	SEMIANNUAL REPORT	2021

PROXY VOTING INFORMATION	IVY FUNDS (UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

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DELAWARE FUNDS BY MACQUARIE FAMILY

DOMESTIC EQUITY FUNDS

Delaware Ivy Accumulative Fund

Delaware Ivy Core Equity Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Mid Cap Growth Fund

Delaware Ivy Mid Cap Income Opportunities Fund

Delaware Ivy Small Cap Core Fund

Delaware Ivy Small Cap Growth Fund

Delaware Ivy Value Fund

GLOBAL/INTERNATIONAL FUNDS

Delaware Ivy Emerging Markets Equity Fund

Delaware Ivy Global Equity Income Fund

Delaware Ivy Global Growth Fund

Delaware Ivy International Small Cap Fund

Delaware Ivy International Core Equity Fund

Delaware Ivy Managed International Opportunities Fund

Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund

Delaware Ivy Pzena International Value Fund

INDEX FUNDS

Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund

Delaware Ivy ProShares MSCI ACWI Index Fund

Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund

Delaware Ivy ProShares S&P 500 Bond Index Fund

Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

SPECIALTY FUNDS

Delaware Ivy Apollo Multi-Asset Income Fund

Delaware Ivy Asset Strategy Fund

Delaware Ivy Balanced Fund

Delaware Ivy Energy Fund

Delaware Ivy LaSalle Global Real Estate Fund

Delaware Ivy Natural Resources Fund

Delaware Ivy Science and Technology Fund

Delaware Ivy Securian Real Estate Securities Fund

Delaware Ivy Wilshire Global Allocation Fund

FIXED INCOME FUNDS

Delaware Ivy Apollo Strategic Income Fund

Delaware Ivy California Municipal High Income Fund

Delaware Ivy Corporate Bond Fund

Delaware Ivy Crossover Credit Fund

Delaware Ivy Global Bond Fund

Delaware Ivy Government Securities Fund

Delaware Ivy High Income Fund

Delaware Ivy Limited-Term Bond Fund

Delaware Ivy Municipal Bond Fund

Delaware Ivy Municipal High Income Fund

Delaware Ivy Pictet Targeted Return Bond Fund

Delaware Ivy PineBridge High Yield Fund

Delaware Ivy Securian Core Bond Fund

MONEY MARKET FUNDS

Delaware Ivy Cash Management Fund

Delaware Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Delaware Management Company and distributed by Delaware Distributors, L.P.

2021	SEMIANNUAL REPORT	199

SEMIANN-IVYFUNDS (9-21)

ITEM 2.     CODE OF ETHICS

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)	Assessment of the Registrant’s Control Environment

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In accordance with Rule 30a-3 under the 1940 Act, within 90 days prior to the filing date of this report on Form N-CSR, management, with the participation of the principal executive officer and principal financial officer, evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Based on its evaluation, the principal executive officer and principal financial officer have determined that, as of a date within 90 days of the filing date of this report, the Registrant’s disclosure controls and procedures were effective.

1

Remediation of Material Weakness in Internal Control over Financial Reporting

Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal controls over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. As of March 31, 2021, management concluded that it did not design or maintain controls to evaluate the valuation model and available observable inputs related to the fair valuation of certain private equity securities provided by a third-party valuation service. Certain private equity securities that were valued by third party valuation services were not subject to Valuation Committee review. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments were reflected in the financial statements to decrease investments in unaffiliated securities at value and net change in unrealized appreciation (depreciation) on investments in unaffiliated securities for the year ended March 31, 2021.

The steps management took to remediate this material weakness included implementing enhancements to the existing fair valuation process as follows: (i) investment teams will review all reasonably available observable inputs and other information relevant to the valuation of each private equity security valuation prepared by a third-party appraiser/expert and provide this information to the Valuation Committee for consideration; and (ii) management will escalate each private equity security valuation prepared by a third-party appraiser/expert to the Valuation Committee and the Valuation Committee will review and approve those valuations only after ensuring that they incorporate U.S. GAAP considerations for fair value, specifically the consideration of observable inputs, as applicable.

As a result of these remediation activities, management has determined that the Registrant’s internal controls over financial reporting are designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of March 31, 2021, has been remediated as of September 30, 2021.

(b)	Changes in Internal Control

Other than the enhancements to controls noted above, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.     EXHIBITS.

(a)(1)   Required in annual report only.

(a)(2)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule  30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ David F. Connor
David F. Connor, Secretary

Date:	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shawn K. Lytle
Shawn K. Lytle, President and Principal Executive Officer

Date:	December 9, 2021

By	/s/ Richard Salus
Richard Salus, Senior Vice President and Principal Financial Officer

Date:	December 9, 2021